As filed with the Securities and Exchange Commission on May 1, 2003
                                                              File No. 333-12989
                                                                       811-07835
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ---------------------
                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                             [ ]

    Post-Effective Amendment No. 11                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

    Amendment No. 1                                                         [X]
                 ---
                        (Check appropriate box or boxes.)

                              ---------------------

            Phoenix Life and Annuity Variable Universal Life Account

                           (Exact Name of Registrant)

                              ---------------------

                        Phoenix Life And Annuity Company

                               (Name of Depositor)

                              ---------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                              ---------------------

                              John R. Flores, Esq.
                        Phoenix Life and Annuity Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                              ---------------------

  It is proposed that this filing will become effective (check appropriate box)

          [X] immediately upon filing pursuant to paragraph (b) of Rule 485
          [ ] on ______________ pursuant to paragraph (b) of Rule 485
          [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ] on ______________ pursuant to paragraph (a)(1) of Rule 485
          If appropriate, check the following box:

          [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                              ---------------------

================================================================================

                                    VERSION A

                           This filing does not affect
                                Flex Edge Success

                                                                     [Version B]


                             PHOENIX CORPORATE EDGE

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

                   ISSUED BY: PHOENIX LIFE AND ANNUITY COMPANY

PROSPECTUS                                                           MAY 1, 2003


Phoenix Corporate Edge is a flexible premium variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life and Annuity Variable Universal Life Account. The subaccounts purchase shares of the following funds:


THE PHOENIX EDGE SERIES FUND
----------------------------
   [diamond]   Phoenix-Aberdeen International Series

   [diamond]   Phoenix-AIM Mid-Cap Equity Series
   [diamond]   Phoenix-Alliance/Bernstein Enhanced Index Series

   [diamond]   Phoenix-Alliance/Bernstein Growth + Value Series
   [diamond]   Phoenix-Duff & Phelps Real Estate Securities Series
   [diamond]   Phoenix-Engemann Capital Growth Series
   [diamond]   Phoenix-Engemann Small & Mid-Cap Growth Series
   [diamond]   Phoenix-Goodwin Money Market Series
   [diamond]   Phoenix-Goodwin Multi-Sector Fixed Income Series
   [diamond]   Phoenix-Hollister Value Equity Series
   [diamond]   Phoenix-Janus Flexible Income Series
   [diamond]   Phoenix-Kayne Large-Cap Core Series
   [diamond]   Phoenix-Kayne Small-Cap Quality Value Series
   [diamond]   Phoenix-Lazard International Equity Select Series
   [diamond]   Phoenix-Lazard Small-Cap Value Series
   [diamond]   Phoenix-Lazard U.S. Multi-Cap Series
   [diamond]   Phoenix-Lord Abbett Bond-Debenture Series
   [diamond]   Phoenix-Lord Abbett Large-Cap Value Series
   [diamond]   Phoenix-Lord Abbett Mid-Cap Value Series
   [diamond]   Phoenix-MFS Investors Growth Stock Series
   [diamond]   Phoenix-MFS Investors Trust Series
   [diamond]   Phoenix-MFS Value Series

   [diamond]   Phoenix-Northern Dow 30 Series
   [diamond]   Phoenix-Northern Nasdaq-100 Index(R) Series

   [diamond]   Phoenix-Oakhurst Growth and Income Series
   [diamond]   Phoenix-Oakhurst Strategic Allocation Series
   [diamond]   Phoenix-Sanford Bernstein Global Value Series
   [diamond]   Phoenix-Sanford Bernstein Mid-Cap Value Series
   [diamond]   Phoenix-Sanford Bernstein Small-Cap Value Series
   [diamond]   Phoenix-Seneca Mid-Cap Growth Series
   [diamond]   Phoenix-Seneca Strategic Theme Series
   [diamond]   Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   [diamond]   AIM V.I. Capital Appreciation Fund
   [diamond]   AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
   [diamond]   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   [diamond]   Federated Fund for U.S. Government Securities II

   [diamond]   Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   [diamond]   VIP Contrafund(R) Portfolio
   [diamond]   VIP Growth Opportunities Portfolio
   [diamond]   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   [diamond]   Mutual Shares Securities Fund
   [diamond]   Templeton Foreign Securities Fund
   [diamond]   Templeton Growth Securities Fund

SCUDDER INVESTMENT VIT FUNDS - CLASS A
--------------------------------------
   [diamond]   Scudder VIT EAFE(R) Equity Index FunD
   [diamond]   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   [diamond]   Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   [diamond]   Wanger Foreign Forty
   [diamond]   Wanger International Small Cap
   [diamond]   Wanger Twenty
   [diamond]   Wanger U.S. Smaller Companies

--------------------------------------------------------------------------------

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:          [envelope]   COLI ADMINISTRATION UNIT
                                                                       One American Row
                                                                       Hartford, Connecticut  06102
                                                          [telephone]  860.403.6013

                                                          OR
                                                          [envelope]   PHOENIX COLI CUSTOMER SERVICE CENTER
                                                                       C/O ANDESA TPA, INC.
                                                                       1605 N CEDER CREST BLVD. SUITE 502
                                                                       ALLENTOWN, PA  18104
                                                          [telephone]  610.439.5256

SUBMIT ADDITIONAL PREMIUM PAYMENTS TO:                           VUL COLI UNIT
                                                                 PO BOX 22012
                                                                 ALBANY, NY 12201-2012

It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract. It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if the replacement will result in any income taxes.

The policy is not a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

The Securities and Exchange Commission has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------
               Read and keep this prospectus for future reference.

                                TABLE OF CONTENTS

Heading                                                                     Page
--------------------------------------------------------------------------------
RISK/BENEFIT SUMMARY ......................................................    4
  Policy Benefits .........................................................    4
  Policy Risks ............................................................    4
FEE TABLES
  Transaction Fees.........................................................    6
  Periodic Charges Other than Fund Operation Expense.......................    7
  Minimum and Maximum Fund Operating Expenses..............................    8

  Annual Fund Expenses.....................................................    9
PHOENIX LIFE AND ANNUITY COMPANY ..........................................   11
THE PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
(THE "ACCOUNT")............................................................   11
  Performance History .....................................................   11
VOTING RIGHTS .............................................................   11
  The Guaranteed Interest Account .........................................   11
CHARGES AND DEDUCTIONS.....................................................   12
  General .................................................................   12
  Charges Deducted from Premium Payments ..................................   12
  Periodic Charges ........................................................   12
  Mortality and Expense Risk Charge .......................................   12
  Conditional Charges .....................................................   13
  Transfer Charge .........................................................   13
  Other Tax Charges .......................................................   13
  Fund Charges ............................................................   13
THE POLICY ................................................................   13
  Contract Rights: Owner, Insured, Beneficiary ............................   13
  Contract Limitations.....................................................   14
  Purchasing a Policy......................................................   14
GENERAL ...................................................................   15
  Postponement of Payments ................................................   15
  Optional Insurance Benefits .............................................   15
  Surrenders...............................................................   16
  Death Benefit ...........................................................   16
PAYMENT OF PROCEEDS .......................................................   16
  Surrender and Death Benefit Proceeds ....................................   16
  Payment Options .........................................................   17
  Transfer of Policy Value.................................................   17
  Policy Loans.............................................................   18
  Lapse....................................................................   19
FEDERAL INCOME TAX CONSIDERATIONS .........................................   19
  Modified Endowment Contracts ............................................   19
FINANCIAL STATEMENTS.......................................................   20
APPENDIX A - INVESTMENT OPTIONS............................................  A-1
   Investment Type.........................................................  A-1
   Advisors................................................................  A-2
   Subadvisors.............................................................  A-3

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------
This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

POLICY BENEFITS

DEATH BENEFITS
Corporate Edge is a flexible premium variable universal life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

You will choose a death benefit when you apply for a policy:

[diamond] Death Benefit Option 1 will be the greater of the policy's face amount on the date of death, or the minimum death benefit in effect on the date of death.

[diamond] Death Benefit Option 2 will be the greater of (a) or (b), where: (a) is equal to the policy's face amount on the date of death plus the policy value, (b) is the minimum death benefit in effect on the date of death.

[diamond] Death Benefit Option 3 will be the greater of (a), (b), or (c), where: (a) is equal to the policy's face amount as of the date of death plus the sum of all premiums minus withdrawals, (b) is equal to the policy's face amount on the date of death; and (c) is the minimum death benefit in effect on the date of death.

You may change between Death Benefit Options 1 and 2 by submitting a written request. You may not change to or from Death Benefit Option 3.

You may also purchase additional term insurance under the Flexible Term Insurance Rider if available in your state.

LOANS AND SURRENDERS
[diamond] Generally, you may take loans against 90% of your policy's value less any outstanding debt.

[diamond] You may partially surrender any part of the policy anytime. We reserve the right to deduct a partial surrender fee.

[diamond] You may fully surrender this policy anytime for its cash surrender value.

POLICY AVAILABILITY
The policy will be issued on a "case" basis. A case usually has a sponsor, and usually contains multiple policies, though we may consider one person and one policy a case. You may exercise your ownership rights under the policy through the sponsoring organization or employer. Should your relationship with the sponsor end, you may then exercise your policy rights directly with us.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

UNDERWRITING OPTIONS
We offer three types of underwriting:

[diamond] Full Underwriting; or
[diamond] Simplified Issue Underwriting; or
[diamond] Guaranteed Issue Underwriting.

Your choice of underwriting will have an effect on the Cost of Insurance charges we deduct from your policy value.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

[diamond] Flexible Term Insurance
[diamond] Cash Surrender Value Enhancement Benefit
[diamond] Exchange of Insured

Availability of these riders depends upon state approval and may involve extra cost. Additional restrictions apply to the Cash Surrender Value Enhancement Benefit Rider.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application.

POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. We deduct a sales charge, and other charges from premium payments that reduce the value available for withdrawal. Therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the policy value, less any outstanding debt, is no longer sufficient to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life and Annuity Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY.

THE FIRST TABLE FOR EACH POLICY OPTION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES

-------------------------------------------------------------------------------------------------------------------------------
                                                          TRANSACTION FEES
------------------------------- ------------------------------- ---------------------------------------------------------------
              CHARGE                      WHEN DEDUCTED                                  AMOUNT WE DEDUCT
------------------------------- ------------------------------- ---------------------------------------------------------------
  SALES CHARGE                    Upon premium payment            The maximum we will ever charge is 9.00% of each premium
                                                                  payment(1).
------------------------------- ------------------------------- ---------------------------------------------------------------
  STATE PREMIUM TAX CHARGE        Upon premium payment            We charge a maximum of 3.50% of each premium payment,
                                                                  depending on the applicable rate for your state.(2)
------------------------------- ------------------------------- ---------------------------------------------------------------
  DEFERRED ACQUISITION TAX        Upon premium payment            1.50% of each premium payment.
  CHARGE
------------------------------- ------------------------------- ---------------------------------------------------------------
  SURRENDER CHARGE                Not Applicable                  We do not charge you if you surrender your policy for its
                                                                  cash value.
------------------------------- ------------------------------- ---------------------------------------------------------------
  PARTIAL SURRENDER CHARGE        Upon Partial Surrender or a     We currently do not charge for partial surrenders, but we
                                  reduction in the policy face    reserve the right to deduct up to 2.00% of the partial
                                  amount                          surrender amount up to a maximum of $25.
------------------------------- ------------------------------- ---------------------------------------------------------------
  TRANSFER CHARGE                 Upon Transfer                   We currently do not charge for transfers between investment options, but we reserve the right to charge up to $10 per
                                                                  transfer after the first 2 transfers in any given policy year.
------------------------------- ------------------------------- ---------------------------------------------------------------

(1) In policy years 1 through 7, we currently deduct 7.0% from each premium payment up to the Target Premium and 0.00% of premiums paid in excess of the Target Premium. Beginning in policy year 8, we currently deduct 0.00% of premiums paid and we will never deduct more than 3.00% of premiums paid. The Target Premium will be disclosed before we issue the policy and will depend on specifics of the life to be insured (e.g. age, gender, risk classification), the type of underwriting, and the face amount of the policy.

(2) Premium tax charges vary by state and range from 0.80% to 3.50% of premiums.





THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.


                                PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
           CHARGE                    WHEN DEDUCTED                                   AMOUNT DEDUCTED
----------------------------- ---------------------------- --------------------------------------------------------------------
COST OF INSURANCE(1)           On policy date and monthly   This charge is based on the "net amount at risk." The "net amount
                               on policy processing day     at risk" is the current death benefit minus the policy value.
----------------------------- ---------------------------- --------------------------------------------------------------------
  Minimum and Maximum                                       0.02% to 31.97% of the net amount at risk per year.
----------------------------- ---------------------------- --------------------------------------------------------------------
  Example for a male age                                    0.101% of the net amount at risk per year
  50 in the nonsmoker
  underwriting class for a
  fully underwritten policy
----------------------------- ---------------------------- --------------------------------------------------------------------
ADMINISTRATIVE CHARGE          On policy date and monthly   We charge up to a maximum of $10 per month2.
                               on policy processing day
----------------------------- ---------------------------- --------------------------------------------------------------------
MORTALITY AND EXPENSE RISK     On policy date and monthly   The maximum we charge is 0.075% (0.90% on an annual basis) of the
CHARGE(3)                      on policy processing day     policy value in the subaccounts of the Account on the monthly processing day.
----------------------------- ---------------------------- --------------------------------------------------------------------
LOAN INTEREST CHARGED(4)       Interest accrues daily and   The maximum net cost to the policy is 2.75% of the loan balance.
                               is due on each policy
                               anniversary
                               If not paid on that date,
                               we will treat the accrued
                               interest as another loan
                               against the policy
----------------------------- ---------------------------- --------------------------------------------------------------------
OTHER TAX CHARGES              When we become liable        We currently do not charge for taxes, however we reserve the right
                               for taxes                    to impose a charge should we become liable for taxes in the future. Possible taxes would include state or federal income taxes on investment gains of the Account and would be included in our calculation of subaccount values.
-------------------------------------------------------------------------------------------------------------------------------
                                                   OPTIONAL INSURANCE FEATURES
-------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE TERM RIDER(1)         On Rider Policy Date, and    This charge is based on the net amount at risk attributable to the
                               monthly on each Monthly      rider face amount.
                               Calculation Day
----------------------------- ---------------------------- --------------------------------------------------------------------
   Minimum and Maximum                                      0.02% to 31.97% of the net amount at risk attributable to the
                                                            Rider face amount.
----------------------------- ---------------------------- --------------------------------------------------------------------
   Example for a male age 50                                0.10% of the net amount at risk attributable to the rider face
   in the nonsmoker                                         amount.
   underwriting class for a
   fully underwritten policy
----------------------------- ---------------------------- --------------------------------------------------------------------
CASH SURRENDER VALUE           We do not charge for this    We describe this Rider later under "Optional Insurance Benefits."
ENHANCEMENT BENEFIT RIDER      Rider

                               Additional restrictions
                               apply
----------------------------- ---------------------------- --------------------------------------------------------------------
EXCHANGE OF INSURED RIDER      We do not charge for this    We describe this Rider later under "Optional Insurance Benefits."
                               Rider
----------------------------- ---------------------------- --------------------------------------------------------------------

(1) These charges vary according to age, gender, underwriting class, policy year and net amount at risk. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed charges applicable to your policy. More detailed information concerning these charges is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and underwriting class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) We currently charge $5.00 per month for all policies.
(3) We currently deduct a charge of 0.0415% of policy value allocated to the subaccounts each month during the first 10 policy years (equal to 0.50% annually), and 0.021% of the value allocated to the subaccounts each month beginning in the 11th policy year (equal to 0.25% annually). We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.
(4) We charge loan interest of up to 4.75% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account from 2% to 4% with the maximum possible difference between the rate we charge and the rate we credit of 2.75%. At our current rates the cost to the policy is 0.75% of the outstanding loan balance annually. We provide more information on rates in the "Charges and Deductions" section.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                              Minimum                         Maximum

Total Annual Fund Operating Expenses(1) (expenses that are                     0.32%              -            5.48%
deducted from a fund's assets, including management fees,
distribution and/or 12b-1 fees, and other expenses)

(1) See the following table for the total and net fund operating expenses for each available investment portfolio.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)

------------------------------------------------------------------------------------------------------------------------------
                                                                        Rule
                                                      Investment        12b-1      Other Operating       Total Annual Fund
                     Series                         Management Fee      Fees          Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                          0.75%           N/A            0.30% (5)               1.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                              0.85%           N/A            2.58% (3)               3.43%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index               0.45%           N/A            0.28% (2)               0.73%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value               0.85%           N/A            2.91% (3)               3.76%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities            0.75%           N/A            0.37% (4)               1.12%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                         0.65%           N/A            0.10% (3)               0.75%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                 0.90%           N/A            1.32% (4)               2.22%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                            0.40%           N/A            0.16% (3)               0.56%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income               0.50%           N/A            0.19% (3)               0.69%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                          0.70%           N/A            0.31% (3)               1.01%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income                           0.80%           N/A            0.54% (3)               1.34%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core (6)                        0.70%           N/A           13.62% (1)              14.32%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value (6)               0.90%           N/A           21.70% (1)              22.60%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select (6)          0.90%           N/A            9.36% (1)              10.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value (6)                      0.90%           N/A            5.26% (1)               6.16%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap (6)                       0.80%           N/A            7.34% (1)               8.14%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture (6)                  0.75%           N/A            6.28% (1)               7.03%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value (6)                 0.75%           N/A            8.51% (1)               9.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value (6)                   0.85%           N/A            9.20% (1)              10.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                      0.75%           N/A            0.23% (3)               0.98%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                             0.75%           N/A            4.73% (3)               5.48%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                       0.75%           N/A            1.84% (3)               2.59%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                 0.35%           N/A            0.76% (3)               1.11%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                    0.35%           N/A            2.37% (3)               2.72%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                      0.70%           N/A            0.25% (3)               0.95%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                   0.58%           N/A            0.12% (3)               0.70%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                  0.90%           N/A            1.67% (3)               2.57%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                 1.05%           N/A            0.35% (3)               1.40%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value               1.05%           N/A            0.59% 3                 1.64%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                           0.80%           N/A            0.34% 4                 1.14%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                          0.75%           N/A            0.25% 4                 1.00%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth          0.85%           N/A            8.48% 1                 9.33%(7)
------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .40% of the series' average net assets.
(6) This series has been in existence for less than 1 year. The series' operating expense has been annualized based on actual operating expenses for the period ended December 31, 2002.
(7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


                                                          Net Annual                                                      Net Annual
                                                          ----------                                                      ----------
                                          Reimbursements     Fund                                          Reimbursements    Fund
                                          --------------     ----                                          --------------    ----
Series                                      & Waivers      Expenses  Series                                  & Waivers     Expenses
------                                      ---------      --------  ------                                  ---------     --------
Phoenix-AIM Mid-Cap Equity                    (2.33%)        1.10%   Phoenix-Lazard U.S. Multi-Cap            (7.19%)       0.95%
Phoenix-Alliance/Bernstein Enhanced Index     (0.08%)        0.65%   Phoenix-Lord Abbett Bond-Debenture       (6.13%)       0.90%
Phoenix-Alliance/Bernstein Growth + Value     (2.66%)        1.10%   Phoenix-Lord Abbett Large-Cap Value      (8.36%)       0.90%
Phoenix-Duff & Phelps Real Estate Securities  (0.02%)        1.10%   Phoenix-Lord Abbett Mid-Cap Value        (9.05%)       1.00%
Phoenix-Engemann Small & Mid-Cap Growth       (0.97%)        1.25%   Phoenix-MFS Investors Trust              (4.48%)       1.00%
Phoenix-Hollister Value Equity                (0.06%)        0.95%   Phoenix-MFS Value                        (1.59%)       1.00%
Phoenix-Janus Flexible Income                 (0.29%)        1.05%   Phoenix-Northern Dow 30                  (0.51%)       0.60%
Phoenix-Kayne Large-Cap Core                 (13.47%)        0.85%   Phoenix-Northern Nasdaq-100 Index(R)     (2.12%)       0.60%
Phoenix-Kayne Small-Cap Quality Value        (21.55%)        1.05%   Phoenix-Sanford Bernstein Global Value   (1.42%)       1.15%
Phoenix-Lazard International Equity Select    (9.21%)        1.05%   Phoenix-Sanford Bernstein Mid-Cap Value  (0.10%)       1.30%
Phoenix-Lazard Small-Cap Value                (5.11%)        1.05%   Phoenix-Sanford Bernstein                (0.34%)       1.30%
                                                                       Small-Cap Value
                                                                     Phoenix-State Street Research            (8.33%)       1.00%
                                                                       Small-Cap Growth

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Net Annual
                                                                  Rule                                               Fund Expenses
                                                   Investment  12b-1 or      Other                                       After
                                                   Management   Service    Operating   Total Annual  Reimbursements  Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers       & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)         0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)         0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.11%        0.96%         (0.00%)         0.96%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25% (1)   0.12%        0.97%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares  0.60%       0.25% (1)   0.17%        1.02%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.10%        0.78%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.12%        0.80%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (2)                             0.58%       0.10%       0.09%        0.77%            --             --(9)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60% (3)   0.25%       0.21%        1.06%          (0.01%)         1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.70% (3)   0.25%       0.20%        1.15%          (0.02%)         1.13%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (4)                 0.81%       0.25%       0.06%        1.12%          (0.00%)         1.12%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENT VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (5)            0.45%        N/A        0.47%        0.92%          (0.27%)         0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (6)                0.20%        N/A        0.12%        0.32%          (0.02%)         0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                             0.80%        N/A        0.49%        1.29%            --             --9
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (8)                             1.00%        N/A        0.55%        1.55%         (0.10%)         1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.24%        N/A        0.23%        1.47%         (0.00%)         1.47%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                        0.95%        N/A        0.23%        1.18%         (0.00%)         1.18%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.94%        N/A        0.11%        1.05%         (0.00%)         1.05%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive the service fee.
(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) The advisor has contractually agreed (for an indefinite period of time) to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. After such reductions, the management fees are .59% for the Mutual Shares Securities Fund and .68% for the Templeton Foreign Securities Fund.
(4) The fund administration fee is paid indirectly through the investment management fee.
(5) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .65% of the average daily net assets until April 30, 2005.
(6) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .30% of the average daily net assets until April 30, 2005.
(7) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(8) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2004.
(9) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


Series                                                  Reimbursements & Waivers             Net Annual Fund Expenses
------                                                  ------------------------             ------------------------
Federated Fund for U.S. Government Securities II               (0.25%)                                0.72%
Federated High Income Bond Fund II - Primary Shares            (0.25%)                                0.77%
VIP Contrafund(R) Portfolio                                    (0.04%)                                0.74%
VIP Growth Opportunities Portfolio                             (0.03%)                                0.77%
VIP Growth Portfolio                                           (0.06%)                                0.71%
Technology Portfolio                                           (0.14%)                                1.15%

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


PHOENIX LIFE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

Phoenix Life and Annuity Company is a Connecticut stock life insurance company, and is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut and our statutory home office is at 10 Krey Boulevard in East Greenbush, New York.

Throughout this prospectus we will refer to Phoenix Life and Annuity Company in the first person (i.e. as "we", "us", "our").


THE PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT")
--------------------------------------------------------------------------------

We established the Account as a separate account on July 1, 1996 in accordance with Connecticut law. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the Account's management, investment practices or policies, nor those of Phoenix Life and Annuity Company.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment type is given in Appendix A.

We do not guarantee the investment performance of the Account nor of any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Account.

We reserve the right to add, remove, modify, or substitute for, portfolios in which the Account invests.

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.


VOTING RIGHTS
--------------------------------------------------------------------------------

We legally own all fund shares held by the subaccounts. We vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;
2) the ratification of the independent accountants for the fund;
3) approval or amendment of investment advisory agreements;
4) a change in fundamental policies or restrictions of the series; and
5) any other matters requiring a shareholder vote.

You may obtain any available fund's prospectus by contacting us at our COLI Administration Unit at the address and telephone number given on page 1.

THE GUARANTEED INTEREST ACCOUNT
In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] First Year:     25% of the total value
[diamond] Second Year:    33% of remaining value
[diamond] Third Year:     50% of remaining value
[diamond] Fourth Year:    100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

SALES CHARGE

We deduct a charge from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling and distributing the policy (e.g., commissions, advertising and printing). We currently do not deduct a sales charge from premiums that are in excess of the Target Premium for the policy for a policy year. The Target Premium will be disclosed before we issue the policy, and will depend on age, gender and risk classification, the type of underwriting and the policy face amount.


STATE PREMIUM TAX CHARGE
States assess premium taxes at various rates. We deduct the applicable state rate from each premium to cover the cost of the premium taxes we must pay the state. The states currently assess charges ranging from 0.80% to 3.50% of premiums. We may increase or decrease the charge we take from your premium payments if your state's rate changes, or if you change your state of residence. We currently do not deduct this charge from premiums that are in excess of the Target Premium for the policy for a policy year.

DEFERRED ACQUISITION COST TAX CHARGE
We deduct a charge of 1.5% from each premium payment to the policy to reimburse the Company for our liability under Internal Revenue Code Section 848.


PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day from your policy value according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

[diamond] ADMINISTRATIVE CHARGE. We assess this monthly charge as compensation for the expenses we incur in administering your policy. This charge reimburses us for such services as billing and collections, monthly processing, updating daily values and communicating with policyholders.

          We currently charge each policy $5 per month, but reserve the right to charge up to $10 per month.

[diamond] COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the net amount at risk. The net amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

          We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table.

          We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age, underwriting type and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

          The type of underwriting chosen for your policy could have an effect on the cost of insurance rate applied to your policy.

[diamond] MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

          We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

          We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

[diamond] If our policy-related expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

          Your policy will pay a mortality and expense risk charge equal to a percentage of the subaccount value on each monthly calculation day. Currently, during the first ten years, the rate will be equal to 0.50% annually. Beginning in policy year 11, the rate will be equal to 0.25% annually. We reserve the right to increase the mortality and expense risk charges up to a Guaranteed Maximum rate of 0.90% on an annual basis during all policy years.

          We do not collect the mortality and expense risk charge on amounts held in the Guaranteed Interest Account.

[diamond] COST OF OPTIONAL INSURANCE FEATURES (RIDERS) Some of the available rider benefits you may choose incur an additional monthly charge. These options are available only if approved in your state.

          The Corporate Edge policy has two riders available at no additional charge:

          [diamond] Exchange of Insured

          [diamond] Cash Surrender Value Enhancement Benefit

We charge for providing benefits under the following rider:

          [diamond] Flexible Term Insurance. We charge the applicable cost of insurance rates for the "net amount at risk" attributable to the rider's face amount.

[diamond] LOAN INTEREST CHARGED We charge your policy for outstanding loans at the rates illustrated in the tables below until the policy anniversary nearest the insured person's 65th birthday. The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.

          As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.


---------------------------------------------------------------
                                         RATE WE CREDIT THE
                                        LOANED PORTION OF THE
                LOAN INTEREST RATE       GUARANTEED INTEREST
                     CHARGED                   ACCOUNT
---------- ------------ ------------ --------------------------
POLICY       CURRENT     GUARANTEED   CURRENT      GUARANTEED
YEARS          RATES       MAXIMUM      RATES       MAXIMUM
---------- ------------ ------------ ----------- --------------
1-10           2.75%        4.75%         2%           4%
---------- ------------ ------------ ----------- --------------
11-16          2.50%        4.50%         2%           4%
---------- ------------ ------------ ----------- --------------
16+            2.25%        4.25%         2%           4%
---------------------------------------------------------------

CONDITIONAL CHARGES
We impose some other charges only if certain events occur:

[diamond] PARTIAL SURRENDER CHARGE. We do not currently charge for partial surrenders, but we reserve the right to deduct up to 2% of the partial surrender amount up to a maximum of $25. We would begin to impose this charge if necessary to offset the costs associated with processing partial surrenders.

[diamond] TRANSFER CHARGE Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

OTHER CHARGES
[diamond] OTHER TAX CHARGES Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

[diamond] FUND CHARGES As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

          THESE FUND CHARGES AND OTHER EXPENSES ARE DESCRIBED MORE FULLY IN THE ACCOMPANYING FUND PROSPECTUSES.

CHARGE REDUCTIONS
We may reduce or eliminate charges we normally assess if we expect that the size or nature of a policy will lower our costs associated with the policy.


THE POLICY
--------------------------------------------------------------------------------

CONTRACT RIGHTS: OWNER, INSURED, AND BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. The person to be insured must be at least 18 years old. The maximum ages we insure are:

[diamond] 85 for policies with full Underwriting;

[diamond] 70 for policies with Simplified Issue Underwriting; and

[diamond] 64 for policies with Guaranteed Issue Underwriting.

We may require that you provide evidence that the person to be insured is insurable. This could require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to our Phoenix COLI Customer

Service Center. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

The type of underwriting we provide for the case for which your policy is a part, could have an effect on the cost of insurance rates we assess on a policy. The types of underwriting we offer for these policies are:

[diamond] Full Underwriting;
[diamond] Simplified Issue Underwriting;
[diamond] Guaranteed Issue Underwriting.

We retain the right to refuse to process your application within seven days after we receive it. We retain the right to decline to issue your policy even if we have approved your application for processing. We will accept payment at the time the policy is issued.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person provided you have an insurable interest in the life to be insured and the consent of the person to be insured.

MINIMUM DEATH BENEFIT
The policy has a minimum death benefit in order to qualify as life insurance under current federal tax law.

You must choose between the two methods used to determine the minimum death benefit when you purchase the policy. Your choice is irrevocable:

1) The Cash Value Accumulation Test determines the minimum death benefit by multiplying the policy value by the minimum death benefit percentage. The percentages depend on age and gender.

2) The Guideline Premium Test determines the minimum death benefit as a percentage of policy value, but the percentage varies only with age.

MINIMUM ISSUE PREMIUM
We require a minimum premium, on a case basis of $25,000.

PREMIUM PAYMENTS
Corporate Edge is a flexible premium variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate policy value to one or more subaccounts of the Account or the Guaranteed Interest Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of a fund. The policy value varies according to the investment performance of the investment portfolio to which policy value has been allocated.

The issue premium is due on the policy date. The insured must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.

We will generally allocate the issue premium, less applicable charges, according to your instructions.

We reduce premium payments by the sales charge, state premium tax charge and deferred acquisition tax charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $100. You should send additional premium payments to:

      VUL COLI UNIT
      PO BOX 22012
      ALBANY, NY 12201-2012

The policy will have a total premium limit determined by the definition of life insurance test chosen in the application. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 3%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

POLICY REFUND
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. We will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. Even if we have approved the application for processing, we retain the right to decline to issue the policy.

GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits in excess of the initial face amount under any of the following circumstances:

[diamond] We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.

[diamond] We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted; or

[diamond] When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS (RIDERS)
You may elect additional benefits by selecting available riders under a policy. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

[diamond] Cash Surrender Value Enhancement Benefit Rider: This rider can provide enhanced cash surrender values upon certain early duration surrenders. Additional restrictions apply. Most policies will not qualify for this rider.

[diamond] Exchange of Insured Rider: This rider allows you to change the person insured by the policy. Subsequent charges for the policy will then be based on the new person insured by the policy. The policy's incontestability and suicide exclusion periods will begin anew from the date of the change.

          You will be required to pay an exchange adjustment if the value of the policy prior to the exchange is insufficient to provide a positive value following the exchange.

          Should the policy value be large enough to cause the death benefit to exceed the limitations for the new policy, we will use the excess policy value to reduce any outstanding loans, or return the excess in cash.

          You may be required to pay back a portion of any outstanding loans in order that the loan value of the new policy is within our set limits.

          Such a policy exchange does not qualify for tax deferral, therefore, you will be liable for taxes on any previously unrecognized gains in the policy.

[diamond] Flexible Term Insurance Rider. This Rider allows you to purchase additional term insurance on the person insured under the policy. The term insurance face amount may not exceed 10 times the initial base policy face amount. This rider is only available to those under the age of 100. We charge the applicable cost of insurance rates for the "net amount at risk" which is attributable to the rider's face amount.

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $10,000 and the face amount remaining after the decrease must be at least $50,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request.

A decrease in face amount generally decreases the death benefit. A decrease in the death benefit could result in certain income tax consequences.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from policy value based on the amount of the decrease or partial surrender. A decrease in face amount reduces the death benefit on the next monthly calculation day. A partial surrender reduces the death benefit immediately. A decrease in the death benefit may have tax consequences.

INCREASES IN FACE AMOUNT
You may request that we increase the face amount of your policy after the first policy anniversary. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

You will have a right to cancel the requested increase in face amount within the 45 days following the increase and you will receive a refund of the increased cost of insurance charges.

We provide some information regarding possible implications of a material change in the policy resulting from a face amount increase in the Statement of Additional Information.

SURRENDERS
You may take a full or partial surrender of your policy at any time as long as the insured person is living and the policy is in force. The amount available for a full surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request. The cash surrender value will be the policy value reduced by any charges due and the amount of any outstanding loans plus any additional amounts provided by rider. We do not assess a surrender charge.

In order to request a full or partial surrender you must send a written request in a form satisfactory to us at our Phoenix COLI Customer Service Center. We may also require you to submit your policy. A full or partial surrender will be effective as of the date we receive your written request, in good order.

 We generally pay a surrendered amount within 7 days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

PARTIAL SURRENDERS
You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. The amount available for partial surrender is the policy value reduced by the amount of any outstanding loans and further reduced by any charges due. You must submit a written request to our Phoenix COLI Customer Service Center. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required. We reserve the right to charge a fee of up to 2% of the partial surrender amount up to a maximum of $25.

We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the partial surrender amount from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy's cash value by the partial surrender amount paid and the partial surrender fee, if deducted.

DEATH BENEFIT
You choose your Death Benefit Option when you apply for your policy. You are permitted to change between Death Benefit Option 1 and Death Benefit Option 2. You may not change to or from Death Benefit Option 3.

----------------------------------------------------------------
                             VALUE WE APPLY TO PAYMENT OPTION
--------------------------- ------------------------------------
                             The greater of (a) or (b) where
                             (a) is the policy's face amount;
DEATH BENEFIT OPTION 1           and
                             (b) is the minimum death benefit
                                 in effect on the date of death.
--------------------------- ------------------------------------
                             The greater of (a) or (b), where:
                             (a) is equal to the policy's face
                                 amount on the date of death
DEATH BENEFIT OPTION 2           plus the policy value; and
                             (b) is the minimum death benefit
                                 in effect on the date of death.
--------------------------- ------------------------------------
                             The greater of (a), (b), or (c),
                             where:
                             (a) is equal to the policy's face
                                 amount as of the date of
                                 death plus the sum of all
DEATH BENEFIT OPTION 3           premiums minus
                                 withdrawals,
                             (b) is equal to the policy's face
                                 amount on the date of death;
                                 and
                             (c) is the minimum death benefit
                                 in effect on the date of death.
----------------------------------------------------------------


Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.



PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
We will process death benefits and full or partial surrenders at unit values next computed after we receive the written request for surrender or due proof of death, provided the request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated in order to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

If you assigned the policy as collateral security, we will pay any amount due the assignee in one lump sum. We will then pay any remaining proceeds under the selected payment option.

PAYMENT AMOUNT
We will make a death benefit payment based on the death benefit option in effect at the time. The amount available for a full surrender or as a death benefit is the policy value reduced by any outstanding loans and by any charges due plus any additional amounts provided by rider. A partial surrender must be at least $500.

PAYMENT OPTIONS
You may apply all or part of the surrender or death proceeds of a policy under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

PAYMENT OPTION 1--LUMP SUM
We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three period certains:

o   10 years; or
o   20 years; or
o   until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3 3/8% to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 3 1/4% to compute payments for any life annuity with a period certain of 20 years or more.

PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 3/8% to compute payments under this option.

TRANSFER OF POLICY VALUE


TRANSFERS
You may transfer your policy value among the available investment options and make changes to your premium payment allocations by submitting a written request to our Phoenix COLI Customer Service Center (The appropriate address and telephone number are on page 1.) We will execute a written request the day we receive it.

We do not charge for transfers at this time. However, we reserve the right to charge a fee of $10 for each transfer after your first two transfers in a policy year Should we begin imposing this charge, we would not count transfers made under a Systematic Transfer Program toward the free transfer limit.


TRANSFER RESTRICTIONS
We reserve the right to restrict transfers of less than $500 unless either

o the entire balance in the subaccount or the Guaranteed Interest Account is being transferred; or

o   the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greater of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.

We reserve the right to limit the number of subaccounts you may invest in to a total of 18 at any one time or over the life of the policy. We may limit you to fewer than 18 if federal or state law requires us to do so.


Excessive transfers between subaccounts could adversely affect series performance. We therefore reserve the right to terminate your transfer privileges. We also reserve the right to reject any specific request that we feel is part of a market-timing pattern. We may reject requests for more than one exchange out of a subaccount within a 30-day period. We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and Phoenix Life and Annuity Company have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond] $25 monthly               [diamond] $150 semiannually
[diamond] $75 quarterly             [diamond] $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to the Phoenix COLI customer service center (see page 1). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to the Phoenix COLI customer service center (see page 1). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.


POLICY LOANS
You may generally borrow up to 90% of your policy value less any outstanding debt. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.


Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.


When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as for monthly deductions.

We charge interest on the loan at the annual rates given below until the policy anniversary nearest the insured's 65th birthday, compounded daily and payable in arrears:

--------------------------------------------------------------
                                         RATE WE CREDIT THE
                                       LOANED PORTION OF THE
               LOAN INTEREST RATE       GUARANTEED INTEREST
                     CHARGED                  ACCOUNT
----------- ------------------------- ------------------------
POLICY      CURRENT      GUARANTEED   CURRENT     GUARANTEED
YEARS         RATES       MAXIMUM       RATES      MAXIMUM
----------- ----------- ------------- ---------- -------------
1-10          2.75%        4.75%         2%           4%
----------- ----------- ------------- ---------- -------------
11-16         2.50%        4.50%         2%           4%
----------- ----------- ------------- ---------- -------------
16+           2.25%        4.25%         2%           4%
--------------------------------------------------------------

The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 2%, compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time as long as the policy is in force and at least one insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will treat the excess as a premium payment.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.


A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Outstanding loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.


LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, on any monthly calculation day, the policy value, less any outstanding debt, is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to 3 times the required monthly deduction to prevent the policy from lapse.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 30 days before any potential lapse will occur.

The policy will remain in force during the grace period however, we will not permit any subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.


FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following is a brief summary of our interpretation of federal tax treatment of amounts accumulated under and distributed from the policy. We give a more complete discussion in the Statement of Additional Information ("SAI") which is incorporated into this prospectus by reference. You can get a copy of the SAI free of charge: see the back cover of this prospectus. We make no attempt to address estate and inheritance taxes, or any state, local or other tax laws. Consult your income tax advisor for more thorough information on federal and state income taxes. We refer to Internal Revenue Code of 1986, as amended, as the "Code."

We suggest you consult with your tax advisor in advance of making a decrease in death benefits, or a full or partial surrender of your policy.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
You will be taxed on loans and payments from a modified endowment contract on the portion of the amount received that is considered income, or gain in contract value. This policy can be a modified endowment contract if it fails to meet what is known as "the 7-pay test." This test compares your policy to a hypothetical life insurance policy of identical face amount which requires 7 equal annual premiums to be "fully paid-up," continuing to provide a level death benefit without the need for any further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the total premiums paid into the policy exceed the total premiums that you would have paid into the hypothetical policy.

Amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions for taxpayers who are age 59 1/2 or older, disabled or taken as part of a periodic payment plan for the life expectancy of the beneficiary or beneficiaries.

FULL SURRENDER
You can be taxed on the amount of a full surrender that exceeds the amount of premiums you paid. You may be liable for an additional 10% "penalty tax" if the policy is a modified endowment contract.

PARTIAL SURRENDER
Partial surrenders from a modified endowment contract are fully taxable to the extent of income (gain) in the policy and may be subject to an additional 10% tax. If the policy is not a modified endowment contract, partial surrenders still may be taxable.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the people insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The financial statements of Phoenix Life and Annuity Variable Universal Life Account (Phoenix Corporate Edge) at December 31, 2002, and the results of their operations and the changes in their net assets for each of the periods indicated and the financial statements of Phoenix Life and Annuity Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page 1. The financial statements of Phoenix Life and Annuity Company included herein should be considered only as bearing upon the ability of Phoenix Life and Annuity Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT TYPE


------------------------------------------------------------------------------------------------------------------------------------

                                                                                Investment Type

                                              --------------------------------------------------------------------------------------

                                                           Domestic   Domestic   Domestic    Growth          International    Money
             Series                                 Bond    Blend      Growth     Value     & Income   Index    Growth        Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                                  |X|
Phoenix-AIM Mid-Cap Equity                                   |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                               |X|
Phoenix-Alliance/Bernstein Growth + Value                               |X|        |X|
Phoenix-Duff & Phelps Real Estate Securities                                                  |X|
Phoenix-Engemann Capital Growth                                         |X|
Phoenix-Engemann Small & Mid-Cap Growth                                 |X|
Phoenix-Goodwin Money Market                                                                                                   |X|
Phoenix-Goodwin Multi-Sector Fixed Income           |X|
Phoenix-Hollister Value Equity                                                     |X|
Phoenix-Janus Flexible Income                       |X|
Phoenix-Kayne Large-Cap Core                                 |X|
Phoenix-Kayne Small-Cap Quality Value                                              |X|
Phoenix-Lazard International Equity Select                                                                      |X|
Phoenix-Lazard Small-Cap Value                                                     |X|
Phoenix-Lazard U.S. Multi-Cap                                                      |X|
Phoenix-Lord Abbett Bond-Debenture                  |X|
Phoenix-Lord Abbett Large-Cap Value                                                |X|
Phoenix-Lord Abbett Mid-Cap Value                                                  |X|
Phoenix-MFS Investors Growth Stock                                      |X|
Phoenix-MFS Investors Trust                                                                   |X|
Phoenix-MFS Value                                                                  |X|
Phoenix-Northern Dow 30                                                                                 |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                                    |X|

Phoenix-Oakhurst Growth and Income                                                            |X|

Phoenix-Oakhurst Strategic Allocation                                                         |X|
Phoenix-Sanford Bernstein Global Value                                                                          |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                            |X|
Phoenix-Sanford Bernstein Small-Cap Value                                          |X|
Phoenix-Seneca Mid-Cap Growth                                           |X|
Phoenix-Seneca Strategic Theme                                          |X|
Phoenix-State Street Research Small-Cap Growth                          |X|
AIM V.I. Capital Appreciation Fund                                      |X|
AIM V.I. Premier Equity Fund                                 |X|
Alger American Leveraged AllCap Portfolio                               |X|
Federated Fund for U.S. Government Securities II    |X|
Federated High Income Bond Fund II                  |X|
VIP Contrafund(R) Portfolio                                             |X|
VIP Growth Opportunities Portfolio                                      |X|
VIP Growth Portfolio                                                    |X|
Mutual Shares Securities Fund                                                                 |X|
Templeton Developing Markets Securities Fund                                                                    |X|
Templeton Foreign Securities Fund                                                                               |X|
Templeton Global Asset Allocation Fund                                                                          |X|
Templeton Growth Securities Fund                                                                                |X|
Scudder VIT EAFE(R) Equity Index Fund                                                                   |X|
Scudder VIT Equity 500 Index Fund                                                                       |X|
Technology Portfolio                                                    |X|
Wanger Foreign Forty                                                                                            |X|
Wanger International Small Cap                                                                                  |X|
Wanger Twenty                                                           |X|
Wanger U.S. Smaller Companies                                           |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                                ------------------------------------------------------------------------------------
                 Series

                                                                           Duff &
                                                    Phoenix    Phoenix     Phelps                 Fred        Deutsche     Federated
                                                   Investment  Variable  Investment    AIM        Alger        Asset      Investment
                                                    Counsel,   Advisors, Management  Advisors,  Management,  Management,  Management
                                                      Inc.       Inc.        Co.       Inc.        Inc.         Inc.       Company
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International                       |X|
Phoenix-AIM Mid-Cap Equity                                       |X|
Phoenix-Alliance/Bernstein Enhanced Index                        |X|
Phoenix-Alliance/Bernstein Growth + Value                        |X|
Phoenix-Duff & Phelps Real Estate Securities                                |X|
Phoenix-Engemann Capital Growth                      |X|
Phoenix-Engemann Small & Mid-Cap Growth              |X|
Phoenix-Goodwin Money Market                         |X|
Phoenix-Goodwin Multi-Sector Fixed Income            |X|
Phoenix-Hollister Value Equity                       |X|
Phoenix-Janus Flexible Income                                    |X|
Phoenix-Kayne Large-Cap Core                         |X|
Phoenix-Kayne Small-Cap Quality Value                |X|
Phoenix-Lazard International Equity Select                       |X|
Phoenix-Lazard Small-Cap Value                                   |X|
Phoenix-Lazard U.S. Multi-Cap                                    |X|
Phoenix-Lord Abbett Bond-Debenture                               |X|
Phoenix-Lord Abbett Large-Cap Value                              |X|
Phoenix-Lord Abbett Mid-Cap Value                                |X|
Phoenix-MFS Investors Growth Stock                               |X|
Phoenix-MFS Investors Trust                                      |X|
Phoenix-MFS Value                                                |X|
Phoenix-Northern Dow 30                                          |X|
Phoenix-Northern Nasdaq-100 Index(R)                             |X|
Phoenix-Oakhurst Growth and Income                   |X|
Phoenix-Oakhurst Strategic Allocation                |X|
Phoenix-Sanford Bernstein Global Value                           |X|
Phoenix-Sanford Bernstein Mid-Cap Value                          |X|
Phoenix-Sanford Bernstein Small-Cap Value                        |X|
Phoenix-Seneca Mid-Cap Growth                        |X|
Phoenix-Seneca Strategic Theme                       |X|
Phoenix-State Street Research Small-Cap Growth                   |X|
AIM V.I. Capital Appreciation Fund                                                     |X|
AIM V.I. Premier Equity Fund                                                           |X|

Alger American Leveraged AllCap Portfolio                                                          |X|
Federated Fund for U.S. Government Securities II                                                                             |X|
Federated High Income Bond Fund II                                                                                           |X|
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund                                                                           |X|
Scudder VIT Equity 500 Index Fund                                                                               |X|
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                                ------------------------------------------------------------------------------------
                                                    Fidelity              Morgan
                                                   Management  Franklin   Stanley    Templeton  Templeton     Templeton   Wanger
                                                      and       Mutual   Investment   Asset      Global      Investment    Asset
                                                    Research   Advisers, Management  Management, Advisors     Counsel,   Management,
               Series                               Company      LLC        Inc.       Ltd.      Limited        Inc.        L.P.
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund

Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio                          |X|
VIP Growth Opportunities Portfolio                   |X|
VIP Growth Portfolio                                 |X|
Mutual Shares Securities Fund                                    |X|
Templeton Developing Markets Securities Fund                                           |X|
Templeton Foreign Securities Fund                                                                               |X|
Templeton Global Asset Allocation Fund                                                                          |X|
Templeton Growth Securities Fund                                                                   |X|
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio                                                        |X|
Wanger Foreign Forty                                                                                                        |X|
Wanger International Small Cap                                                                                              |X|
Wanger Twenty                                                                                                               |X|
Wanger U.S. Smaller Companies                                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                                ------------------------------------------------------------------------------------
                                                                                                    Kayne
                                                                                                   Anderson
                                                Aberdeen       AIM       Alliance      Janus      Rudnick       Lazard      Lord,
                                                  Fund        Capital     Capital      Capital    Investment     Asset      Abbett
                                                 Managers,  Management,  Management,  Management  Management,  Management   & Co.
                Series                             Inc.        Inc.         L.P.         LLC         LLC          LLC        LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                     |X|
Phoenix-AIM Mid-Cap Equity                                     |X|
Phoenix-Alliance/Bernstein Enhanced Index                                   |X|
Phoenix-Alliance/Bernstein Growth + Value                                   |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                            |X|
Phoenix-Kayne Large-Cap Core                                                                         |X|
Phoenix-Kayne Small-Cap Quality Value                                                                |X|
Phoenix-Lazard International Equity Select                                                                        |X|
Phoenix-Lazard Small-Cap Value                                                                                    |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                     |X|
Phoenix-Lord Abbett Bond-Debenture                                                                                           |X|
Phoenix-Lord Abbett Large-Cap Value                                                                                          |X|
Phoenix-Lord Abbett Mid-Cap Value                                                                                            |X|
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                      |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                     |X|
Phoenix-Sanford Bernstein Small-Cap Value                                   |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                                ------------------------------------------------------------------------------------
                                                                                                      State
                                                              Northern      Roger       Seneca        Street
                                                   MFS         Trust      Engemann &    Capital     Research &
                                                Investment  Investments,  Associates,  Management,  Management
                Series                          Management     Inc.         Inc.         LLC         Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock                 |X|
Phoenix-MFS Investors Trust                        |X|
Phoenix-MFS Value                                  |X|
Phoenix-Northern Dow 30                                        |X|
Phoenix-Northern Nasdaq-100 Index(R)                           |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                            |X|
Phoenix-Seneca Strategic Theme                                                           |X|
Phoenix-State Street Research Small-Cap Growth                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------

Additional information about Corporate Edge (the "Policy") and the Phoenix Life and Annuity Variable Universal Life Account (the "Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI should be directed in writing to Phoenix COLI Administration Unit, One American Row, Hartford, CT 06102 or by telephone 860.403.6013.

Information about the Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life and Annuity Company

www.phoenixwm.com
V608

Investment Company Act File No. 811-07835

[logo] PHOENIX WEALTH MANAGEMENT(R)

L0268PR (C) Phoenix Life and Annuity Company [logo] Printed on recycled paper. 5-03

                         PHOENIX EXECUTIVE BENEFIT - VUL

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT

                   ISSUED BY: PHOENIX LIFE AND ANNUITY COMPANY

PROSPECTUS                                                           MAY 1, 2003


Phoenix Executive Benefit - VUL is a flexible premium variable universal life insurance policy that can provide lifetime insurance protection on the life of one person. We will pay the death benefit when the insured person dies. You may allocate policy value to the Guaranteed Interest Account and/or one or more of the subaccounts of the Phoenix Life and Annuity Variable Universal Life Account. The subaccounts purchase shares of the following funds:



THE PHOENIX EDGE SERIES FUND
----------------------------
   [diamond]   Phoenix-Aberdeen International Series

   [diamond]   Phoenix-AIM Mid-Cap Equity Series
   [diamond]   Phoenix-Alliance/Bernstein Enhanced Index Series

   [diamond]   Phoenix-Alliance/Bernstein Growth + Value Series
   [diamond]   Phoenix-Duff & Phelps Real Estate Securities Series
   [diamond]   Phoenix-Engemann Capital Growth Series
   [diamond]   Phoenix-Engemann Small & Mid-Cap Growth Series
   [diamond]   Phoenix-Goodwin Money Market Series
   [diamond]   Phoenix-Goodwin Multi-Sector Fixed Income Series
   [diamond]   Phoenix-Hollister Value Equity Series
   [diamond]   Phoenix-Janus Flexible Income Series
   [diamond]   Phoenix-Kayne Large-Cap Core Series
   [diamond]   Phoenix-Kayne Small-Cap Quality Value Series
   [diamond]   Phoenix-Lazard International Equity Select Series
   [diamond]   Phoenix-Lazard Small-Cap Value Series
   [diamond]   Phoenix-Lazard U.S. Multi-Cap Series
   [diamond]   Phoenix-Lord Abbett Bond-Debenture Series
   [diamond]   Phoenix-Lord Abbett Large-Cap Value Series
   [diamond]   Phoenix-Lord Abbett Mid-Cap Value Series
   [diamond]   Phoenix-MFS Investors Growth Stock Series
   [diamond]   Phoenix-MFS Investors Trust Series
   [diamond]   Phoenix-MFS Value Series

   [diamond]   Phoenix-Northern Dow 30 Series
   [diamond]   Phoenix-Northern Nasdaq-100 Index(R) Series

   [diamond]   Phoenix-Oakhurst Growth and Income Series
   [diamond]   Phoenix-Oakhurst Strategic Allocation Series
   [diamond]   Phoenix-Sanford Bernstein Global Value Series
   [diamond]   Phoenix-Sanford Bernstein Mid-Cap Value Series
   [diamond]   Phoenix-Sanford Bernstein Small-Cap Value Series
   [diamond]   Phoenix-Seneca Mid-Cap Growth Series
   [diamond]   Phoenix-Seneca Strategic Theme Series
   [diamond]   Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
   [diamond]   AIM V.I. Capital Appreciation Fund
   [diamond]   AIM V.I. Premier Equity Fund


THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------

   [diamond]   Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
   [diamond]   Federated Fund for U.S. Government Securities II

   [diamond]   Federated High Income Bond Fund II - Primary Shares


FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
   [diamond]   VIP Contrafund(R) Portfolio
   [diamond]   VIP Growth Opportunities Portfolio
   [diamond]   VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
   [diamond]   Mutual Shares Securities Fund


   [diamond]   Templeton Developing Markets Securities Fund *

   [diamond]   Templeton Foreign Securities Fund

   [diamond]   Templeton Global Asset Allocation Fund *

   [diamond]   Templeton Growth Securities Fund

SCUDDER INVESTMENT VIT FUNDS - CLASS A
--------------------------------------
   [diamond]   Scudder VIT EAFE(R) Equity Index Fund
   [diamond]   Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
   [diamond]   Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   [diamond]   Wanger Foreign Forty
   [diamond]   Wanger International Small Cap
   [diamond]   Wanger Twenty
   [diamond]   Wanger U.S. Smaller Companies



* Not available for new investors


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:              [envelope]  COLI ADMINISTRATION UNIT
                                                                          One American Row
                                                                          Hartford, Connecticut  06102
                                                              [telephone] 860.403.6013

                                                              OR

                                                              [envelope]  PHOENIX COLI CUSTOMER SERVICE CENTER
                                                                          C/O ANDESA TPA, INC.
                                                                          1605 N CEDER CREST BLVD. SUITE 502
                                                                          ALLENTOWN, PA  18104

                                                              [telephone] 610.439.5256

SUBMIT ADDITIONAL PREMIUM PAYMENTS TO:                                   VUL COLI UNIT
                                                                         PO BOX 22012
                                                                         ALBANY, NY 12201-2012

 It may not be in your best interest to buy this policy in exchange for an existing life insurance policy or annuity contract. It is important for you to understand the basic features of the proposed policy and your existing coverage before you decide to replace your present coverage. You should also know if the replacement will result in any income taxes.

 The policy is not a deposit nor an obligation of, underwritten or guaranteed by, any financial institution or credit union. It is not federally insured nor endorsed by the Federal Deposit Insurance

 Corporation or any other state or federal agency. Policy investments are subject to risk, including the fluctuation of policy values and possible loss of principal invested or premiums paid.

 The Securities and Exchange Commission has neither approved nor disapproved these securities, nor have they passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
     Read and keep this prospectus for future reference.

                                TABLE OF CONTENTS

 Heading                                                Page
--------------------------------------------------------------------------------
RISK/BENEFIT SUMMARY .................................     4
  Policy Benefits ....................................     4
  Policy Risks .......................................     4

FEE TABLES............................................     6
  Transaction Fees....................................     6
  Periodic Charges Other than Fund Operation Expense..     7
  Minimum and Maximum Fund Operating Expenses.........     8
  Annual Fund Expenses................................     9
PHOENIX LIFE AND ANNUITY COMPANY .....................    11
THE PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE
ACCOUNT (THE "ACCOUNT")...............................    11
  Performance History ................................    11
VOTING RIGHTS ........................................    11
  The Guaranteed Interest Account ....................    11
CHARGES AND DEDUCTIONS................................    12
  General ............................................    12
  Charges Deducted from Premium Payments .............    12
  Periodic Charges ...................................    12
  Mortality and Expense Risk Charge ..................    12
  Conditional Charges ................................    13
  Transfer Charge ....................................    13
  Other Tax Charges ..................................    13
  Fund Charges .......................................    13
THE POLICY ...........................................    13
  Contract Rights: Owner, Insured, Beneficiary .......    13
  Contract Limitations................................    14
  Purchasing a Policy.................................    14
GENERAL ..............................................    15
  Postponement of Payments ...........................    15
  Optional Insurance Benefits ........................    15
  Surrenders..........................................    16
  Death Benefit ......................................    16
PAYMENT OF PROCEEDS ..................................    16
  Surrender and Death Benefit Proceeds ...............    16
  Payment Options ....................................    17
  Transfer of Policy Value............................    17
  Policy Loans........................................    18
  Lapse...............................................    19
FEDERAL INCOME TAX CONSIDERATIONS ....................    19
  Modified Endowment Contracts .......................    19
FINANCIAL STATEMENTS..................................    20
APPENDIX A  - INVESTMENT OPTIONS......................   A-1
   Investment Type....................................   A-1
   Advisors...........................................   A-2
   Subadvisors........................................   A-3

RISK/BENEFIT SUMMARY
--------------------------------------------------------------------------------

This summary does not contain all of the detailed information that may be important to you. Please read the entire prospectus carefully before you decide to purchase a policy.

POLICY BENEFITS

DEATH BENEFITS
Executive Benefit - VUL is a flexible premium variable universal life insurance policy. While the policy remains in force we will pay a death benefit to your named beneficiary when the person insured under the policy dies.

You will choose a death benefit when you apply for a policy:

[diamond] Death Benefit Option 1 will be the greater of the policy's face amount on the date of death, or the minimum death benefit in effect on the date of death.

[diamond] Death Benefit Option 2 will be the greater of (a) or (b), where: (a) is equal to the policy's face amount on the date of death plus the policy value, (b) is the minimum death benefit in effect on the date of death.

[diamond] Death Benefit Option 3 will be the greater of (a), (b), or (c), where:
          (a) is equal to the policy's face amount as of the date of death plus the sum of all premiums minus withdrawals, (b) is equal to the policy's face amount on the date of death; and (c) is the minimum death benefit in effect on the date of death.

You may change between Death Benefit Options 1 and 2 by submitting a written request. You may not change to or from Death Benefit Option 3.

You may also purchase additional term insurance under the Flexible Term Insurance Rider if available in your state.

LOANS AND SURRENDERS
[diamond] Generally, you may take loans against 90% of your policy's value less any outstanding debt.

[diamond] You may partially surrender any part of the policy anytime. We reserve the right to deduct a partial surrender fee.

[diamond] You may fully surrender this policy anytime for its cash surrender value.

POLICY AVAILABILITY
The policy will be issued on a "case" basis. A case usually has a sponsor, and usually contains multiple policies, though we may consider one person and one policy a case. You may exercise your ownership rights under the policy through the sponsoring organization or employer. Should your relationship with the sponsor end, you may then exercise your policy rights directly with us.

FLEXIBLE PREMIUMS
The only premiums you must pay are the issue premium and any payments required to prevent policy lapse.

UNDERWRITING OPTIONS We offer three types of underwriting:
[diamond] Full Underwriting; or
[diamond] Simplified Issue Underwriting; or
[diamond] Guaranteed Issue Underwriting.

Your choice of underwriting will have an effect on the Cost of Insurance charges we deduct from your policy value.

OPTIONAL INSURANCE BENEFITS
The following benefits may be available to you by rider:

[diamond] Flexible Term Insurance
[diamond] Cash Surrender Value Enhancement Benefit
[diamond] Exchange of Insured

Availability of these riders depends upon state approval and may involve extra cost.

LIMITED SALES CHARGE REFUND
If you fully surrender this policy during the first three policy years, you will receive all or part of the first year sales charge refunded in the cash surrender value:

[diamond] We will refund the entire first year sales charge for a full policy surrender made during the first policy year

[diamond] 2/3 of the first year sales charge will be refunded for a full policy surrender made during the second policy year (but no part of the second year sales charges will be)

[diamond] 1/3 of the first year sales charge will be refunded during the third policy year.

YOUR RIGHT TO CANCEL THE POLICY
You have the right to review the policy and cancel it if you are not satisfied. Simply return the policy to us within 10 days after you receive it, or within 45 days of signing the application.

POLICY RISKS

VARIATIONS
The policy is subject to laws and regulations in every state where the policy is sold and the terms of the policy may vary from state to state.

SUITABILITY RISK
Variable life insurance is designed for long term financial planning, and the policy is not suitable as a short-term investment. We deduct a sales charge, and other charges from premium payments that reduce the value available for withdrawal. Therefore, it may not be appropriate for you to purchase a policy if you foresee the need to withdraw all or part of your policy value during the first few policy years.

TAX EFFECTS
Generally, under current federal income tax law, death benefits are not subject to income taxes. Earnings on the premiums invested in the Account or the Guaranteed Interest Account are not subject to income taxes until there is a distribution from the policy. Taking a loan or a full or partial surrender from the policy could result in recognition of income for tax purposes.

RISK OF LAPSE
Your policy will remain in force as long as the policy value, less any outstanding debt, is enough to pay the monthly charges incurred under the policy. If the policy value, less any outstanding debt, is no longer sufficient to pay the monthly charges, the policy will lapse, or end. We will alert you to an impending lapse situation and give you an opportunity to keep the policy in force by paying a specified amount.

Withdrawals, loans and associated loan interest can negatively affect policy value, and increase the risk of policy lapse.

INVESTMENT RISK
A comprehensive discussion of the risks of each fund purchased by a subaccount of the Phoenix Life and Annuity

Variable Universal Life Account may be found in the funds' prospectuses. Each series is subject to market fluctuations and the risks inherent with ownership of securities. There is no assurance that any series will achieve its stated investment objective.

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY.

THE FIRST TABLE FOR EACH POLICY OPTION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

FEE TABLES
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                TRANSACTION FEES
----------------------------------- ------------------------------- ---------------------------------------------------------------
              CHARGE                        WHEN DEDUCTED                                  AMOUNT WE DEDUCT
------------------------------------------------------------------------------------------------------------------------------------
SALES CHARGE                        Upon premium payment            The maximum we will ever charge is 5.00% of each premium
                                                                    payment1.
----------------------------------- ------------------------------- ---------------------------------------------------------------
STATE PREMIUM TAX CHARGE            Upon premium payment            We charge a maximum of 3.50%(2) of each premium payment,
                                                                    depending on the applicable rate for your state.
----------------------------------- ------------------------------- ---------------------------------------------------------------
DEFERRED ACQUISITION TAX CHARGE(3)  Upon premium payment            1.50% of each premium payment.
----------------------------------- ------------------------------- ---------------------------------------------------------------
SURRENDER CHARGE                    Not Applicable                  We do not charge you if you surrender your policy for its
                                                                    cash value.
----------------------------------- ------------------------------- ---------------------------------------------------------------
PARTIAL SURRENDER CHARGE            Upon Partial Surrender or a     We currently do not charge for partial surrenders, but we
                                    reduction in the policy face    reserve the right to deduct up to 2.00% of the partial
                                    amount                          surrender amount up to a maximum of $25.
----------------------------------- ------------------------------- ---------------------------------------------------------------
TRANSFER CHARGE                     Upon Transfer                   We currently do not charge for transfers between investment options, but we reserve the right to charge up to $10 per
                                                                    transfer after the first 2 transfers in any given policy year.
------------------------------------------------------------------------------------------------------------------------------------

(1) In policy years 1 through 7, we currently deduct 5.00% from each premium payment up to the Target Premium and 0.00% of premiums paid in excess of the Target Premium. Beginning in policy year 8, we currently deduct 0.00% of premiums paid and we will never deduct more than 2.00% of premiums paid. The Target Premium will be disclosed before we issue the policy and will depend on specifics of the life to be insured (e.g. age, gender, risk classification), the type of underwriting, and the face amount of the policy.
(2) Premium tax charges vary by state and range from 0.80% to 3.50% of premiums.
(3) We do not deduct this charge from payments made in excess of the Target Premium during a policy year.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

                                       PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES

--------------------------------------------------------------------------------------------------------------------------------
           CHARGE                    WHEN DEDUCTED                                   AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE(1)          On policy date and monthly   This charge is based on the "net amount at risk." The "net amount
                              on policy processing day     at risk" is the current death benefit minus the policy value.
----------------------------- ---------------------------- ---------------------------------------------------------------------
  Minimum and Maximum                                      0.02% to 31.97% of the net amount at risk per year.
----------------------------- ---------------------------- ---------------------------------------------------------------------
  Example for a male age 50                                0.101% of the net amount at risk per year
  in the nonsmoker
  underwriting class for a
  fully underwritten policy
----------------------------- ---------------------------- ---------------------------------------------------------------------
ADMINISTRATIVE CHARGE         On policy date and monthly   We charge up to a maximum of $10 per month2.
                              on policy processing day
----------------------------- ---------------------------- ---------------------------------------------------------------------
MORTALITY AND EXPENSE RISK    On policy date and monthly   The maximum we charge is 0.075% (0.90% on an annual basis) of the
CHARGE(3)                     on policy processing day     policy value in the subaccounts of the Account on the monthly processing day.
----------------------------- ---------------------------- ---------------------------------------------------------------------
LOAN INTEREST CHARGED(4)      Interest accrues daily and   The maximum net cost to the policy is 2.75% of the loan balance.
                              is due on each policy
                              anniversary If not paid on
                              that date, we will treat
                              the accrued interest as
                              another loan against the
                              policy
----------------------------- ---------------------------- ---------------------------------------------------------------------
OTHER TAX CHARGES             When we become liable        We currently do not charge for taxes, however we reserve the right
                              for taxes                    to impose a charge should we become liable for taxes in the future.
                                                           Possible taxes would include state or federal income taxes on calculation investment gains of the Account and would be included in our of subaccount values.
--------------------------------------------------------------------------------------------------------------------------------
                                                OPTIONAL INSURANCE FEATURES
--------------------------------------------------------------------------------------------------------------------------------
FLEXIBLE TERM RIDER1          On Rider Policy Date, and    This charge is based on the net amount at risk attributable to the
                              monthly on each Monthly      rider face amount.
                              Calculation Day
----------------------------- ---------------------------- ---------------------------------------------------------------------
  Minimum and Maximum                                      0.02% to 31.97% of the net amount at risk attributable to the Rider face amount.
----------------------------- ---------------------------- ---------------------------------------------------------------------
  Example for a male age 50                                0.10% of the net amount at risk attributable to the rider face
  in the nonsmoker                                         amount.
  underwriting class for a
  fully underwritten policy
----------------------------- ---------------------------- ---------------------------------------------------------------------
CASH SURRENDER VALUE          We do not charge for this    No charge. We describe this Rider later under "Optional Insurance
ENHANCEMENT BENEFIT RIDER     Rider                        Benefits."
                              It is available on a
                              state-by-state basis
                              Additional restrictions
                              apply
----------------------------- ---------------------------- ---------------------------------------------------------------------
EXCHANGE OF INSURED RIDER     We do not charge for this    No charge. We describe this Rider later under "Optional Insurance
                              Rider                        Benefits."
                              It is available on a
                              state-by-state basis
--------------------------------------------------------------------------------------------------------------------------------

(1) These charges vary according to age, gender, underwriting class, policy year and net amount at risk. The charges shown in the table may not be typical of the charges you will pay. Your policy's specifications page will indicate the guaranteed charges applicable to your policy. More detailed information concerning these charges is available upon request. Before you purchase the policy, we will provide you personalized illustrations of your future benefits under the policy based upon the age and underwriting class of the person you wish to insure, the death benefit option, face amount, planned periodic premiums, and riders requested.
(2) We currently charge $5 per month for all policies.
(3) We currently deduct a charge of 0.0333% of policy value allocated to the subaccounts each month during the first 10 policy years (equal to 0.40% annually), and 0.021% of the value allocated to the subaccounts each month beginning in the 11th policy year (equal to 0.25% annually). We do not deduct this charge from amounts allocated to the Guaranteed Interest Account.
(4) We charge loan interest of up to 4.75% of the outstanding loan but we credit the loaned portion of the Guaranteed Interest Account from 2% to 4% with the maximum possible difference between the rate we charge and the rate we credit of 2.75%. At our current rates the cost to the policy is 0.75% of the outstanding loan balance annually. We provide more information on rates in the "Charges and Deductions" section.

 THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM FEES AND EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH OF THE FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                              Minimum                            Maximum
Total Annual Fund Operating Expenses1 (expenses that are deducted              0.32%              -              5.48%
from a fund's assets, including management fees, distribution and/or 12 b-1 fees, and other expenses)


(1) See the following table for the total and net fund operating expenses for each available investment portfolio.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/02)

------------------------------------------------------------------------------------------------------------------------------
                                                                        Rule
                                                      Investment        12b-1      Other Operating       Total Annual Fund
                     Series                         Management Fee      Fees          Expenses               Expenses
------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                          0.75%           N/A            0.30% (5)               1.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                              0.85%           N/A            2.58% (3)               3.43%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index               0.45%           N/A            0.28% (2)               0.73%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value               0.85%           N/A            2.91% (3)               3.76%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities            0.75%           N/A            0.37% (4)               1.12%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                         0.65%           N/A            0.10% (3)               0.75%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                 0.90%           N/A            1.32% (4)               2.22%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                            0.40%           N/A            0.16% (3)               0.56%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income               0.50%           N/A            0.19% (3)               0.69%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity                          0.70%           N/A            0.31% (3)               1.01%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income                           0.80%           N/A            0.54% (3)               1.34%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core (6)                        0.70%           N/A           13.62% (1)              14.32%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value (6)               0.90%           N/A           21.70% (1)              22.60%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select (6)          0.90%           N/A            9.36% (1)              10.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value (6)                      0.90%           N/A            5.26% (1)               6.16%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap (6)                       0.80%           N/A            7.34% (1)               8.14%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture (6)                  0.75%           N/A            6.28% (1)               7.03%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value (6)                 0.75%           N/A            8.51% (1)               9.26%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value (6)                   0.85%           N/A            9.20% (1)              10.05%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                      0.75%           N/A            0.23% (3)               0.98%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                             0.75%           N/A            4.73% (3)               5.48%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                       0.75%           N/A            1.84% (3)               2.59%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                 0.35%           N/A            0.76% (3)               1.11%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                    0.35%           N/A            2.37% (3)               2.72%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                      0.70%           N/A            0.25% (3)               0.95%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                   0.58%           N/A            0.12% (3)               0.70%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                  0.90%           N/A            1.67% (3)               2.57%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                 1.05%           N/A            0.35% (3)               1.40%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value               1.05%           N/A            0.59% 3                 1.64%(7)
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                           0.80%           N/A            0.34% 4                 1.14%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                          0.75%           N/A            0.25% 4                 1.00%
------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth          0.85%           N/A            8.48% 1                 9.33%(7)
------------------------------------------------------------------------------------------------------------------------------

(1) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .15% of the series' average net assets.
(2) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .20% of the series' average net assets.
(3) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .25% of the series' average net assets.
(4) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .35% of the series' average net assets.
(5) The advisor voluntarily agrees to reimburse this series' for other operating expenses that exceed .40% of the series' average net assets.
(6) This series has been in existence for less than 1 year. The series' operating expense has been annualized based on actual operating expenses for the period ended December 31, 2002.
(7) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.

                                                          Net Annual                                                      Net Annual
                                                          ----------                                                      ----------
                                          Reimbursements     Fund                                          Reimbursements    Fund
                                          --------------     ----                                          --------------    ----
Series                                      & Waivers      Expenses  Series                                  & Waivers     Expenses
------                                      ---------      --------  ------                                  ---------     --------
Phoenix-AIM Mid-Cap Equity                    (2.33%)        1.10%   Phoenix-Lazard U.S. Multi-Cap            (7.19%)       0.95%
Phoenix-Alliance/Bernstein Enhanced Index     (0.08%)        0.65%   Phoenix-Lord Abbett Bond-Debenture       (6.13%)       0.90%
Phoenix-Alliance/Bernstein Growth + Value     (2.66%)        1.10%   Phoenix-Lord Abbett Large-Cap Value      (8.36%)       0.90%
Phoenix-Duff & Phelps Real Estate Securities  (0.02%)        1.10%   Phoenix-Lord Abbett Mid-Cap Value        (9.05%)       1.00%
Phoenix-Engemann Small & Mid-Cap Growth       (0.97%)        1.25%   Phoenix-MFS Investors Trust              (4.48%)       1.00%
Phoenix-Hollister Value Equity                (0.06%)        0.95%   Phoenix-MFS Value                        (1.59%)       1.00%
Phoenix-Janus Flexible Income                 (0.29%)        1.05%   Phoenix-Northern Dow 30                  (0.51%)       0.60%
Phoenix-Kayne Large-Cap Core                 (13.47%)        0.85%   Phoenix-Northern Nasdaq-100 Index(R)     (2.12%)       0.60%
Phoenix-Kayne Small-Cap Quality Value        (21.55%)        1.05%   Phoenix-Sanford Bernstein Global Value   (1.42%)       1.15%
Phoenix-Lazard International Equity Select    (9.21%)        1.05%   Phoenix-Sanford Bernstein Mid-Cap Value  (0.10%)       1.30%
Phoenix-Lazard Small-Cap Value                (5.11%)        1.05%   Phoenix-Sanford Bernstein                (0.34%)       1.30%
                                                                       Small-Cap Value
                                                                     Phoenix-State Street Research            (8.33%)       1.00%
                                                                       Small-Cap Growth

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Net Annual
                                                                  Rule                                              Fund Expenses
                                                   Investment  12b-1 or      Other                                      After
                                                   Management   Service    Operating   Total Annual  Reimbursements Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers      & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.11%        0.96%         (0.00%)        0.96%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%      0.25% (1)    0.12%        0.97%            --            -- 9
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares  0.60%      0.25% (1)    0.17%        1.02%            --            -- 9
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.10%        0.78%            --            -- 9
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.12%        0.80%            --            -- 9
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (2)                             0.58%       0.10%       0.09%        0.77%            --            -- 9
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60% (3)   0.25%       0.21%        1.06%         (0.01%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund         1.25%       0.25%       0.33%        1.83%         (0.00%)        1.83%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.70% (3)   0.25%       0.20%        1.15%         (0.02%)        1.13%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               0.62% (3)   0.25%       0.21%        1.08%         (0.02%)        1.06%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (4)                 0.81%       0.25%       0.06%        1.12%         (0.00%)        1.12%
----------------------------------------------------------------------------------------------------------------------------------
SCUDDER INVESTMENT VIT FUNDS - CLASS A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (5)            0.45%        N/A        0.47%        0.92%         (0.27%)        0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (6)                0.20%        N/A        0.12%        0.32%         (0.02%)        0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (7)                             0.80%        N/A        0.49%        1.29%            --            --9
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty (8)                             1.00%        N/A        0.55%        1.55%         (0.10%)        1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.24%        N/A        0.23%        1.47%         (0.00%)        1.47%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                        0.95%        N/A        0.23%        1.18%         (0.00%)        1.18%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.94%        N/A        0.11%        1.05%         (0.00%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------

(1)  The fund has voluntarily agreed to waive the service fee.
(2) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
(3) The advisor has contractually agreed (for an indefinite period of time) to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the fund's Board of Trustees and an exemptive order by the SEC. After such reductions, the management fees are .59% for the Mutual Shares Securities Fund, .68% for the Templeton Foreign Securities Fund and .60% for the Templeton Global Asset Allocation Fund.
(4) The fund administration fee is paid indirectly through the investment management fee.
(5) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .65% of the average daily net assets until April 30, 2005.
(6) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of .30% of the average daily net assets until April 30, 2005.
(7) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
(8) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2004.
(9) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.


   Series                                                      Reimbursements & Waivers        Net Annual Fund Expenses
   ------                                                      ------------------------        ------------------------
   Federated Fund for U.S. Government Securities II                   (0.25%)                           0.72%
   Federated High Income Bond Fund II - Primary Shares                (0.25%)                           0.77%
   VIP Contrafund(R) Portfolio                                        (0.04%)                           0.74%
   VIP Growth Opportunities Portfolio                                 (0.03%)                           0.77%
   VIP Growth Portfolio                                               (0.06%)                           0.71%
   Technology Portfolio                                               (0.14%)                           1.15%

                  (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

PHOENIX LIFE AND ANNUITY COMPANY
--------------------------------------------------------------------------------
Phoenix Life and Annuity Company is a Connecticut stock life insurance company, and is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., a Delaware corporation. We sell life insurance policies and annuity contracts through our affiliated distribution companies and through brokers. Our executive office is at One American Row in Hartford, Connecticut and our statutory home office is at 10 Krey Boulevard in East Greenbush, New York.

Throughout this prospectus we will refer to Phoenix Life and Annuity Company in the first person (i.e. as "we", "us", "our").


THE PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT")
--------------------------------------------------------------------------------
We established the Account as a separate account on July 1, 1996 in accordance with Connecticut law. The Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the Account's management, investment practices or policies, nor those of Phoenix Life and Annuity Company.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We determine the value of each subaccount's shares at the end of every business day that the New York Stock Exchange is open. Each subaccount will invest solely in a single investment portfolio of a fund. The fund names and the portfolio names are listed on page 1 of this prospectus. Each portfolio's investment type is given in Appendix A.

We do not guarantee the investment performance of the Account nor of any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. As policy owner, you bear the full investment risk for all monies invested in the Account.

We reserve the right to add, remove, modify, or substitute for, portfolios in which the Account invests.

PERFORMANCE HISTORY
We may choose to include performance history of the subaccounts or the underlying portfolios in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance and is not an indication of future performance.


VOTING RIGHTS
--------------------------------------------------------------------------------
We legally own all fund shares held by the subaccounts. We vote those shares at shareholder meetings according to voting instructions we receive from policy owners with an interest in the subaccounts. We may decide to vote the shares in our own right should the law change to permit us to do so.

While your policy is in effect, you may provide us with voting instructions for each subaccount in which you have an interest. We determine the number of votes you may cast by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount.

We will send you proxy material, reports and other materials relevant to the subaccounts in which you have a voting interest. In order to vote you must complete the proxy form and return it with your voting instructions. You may also be able to vote your interest by telephone or over the internet if such instructions are included in the proxy material. We will vote all of the shares we own on your behalf, in accordance with your instructions. We will vote the shares for which we do not receive instructions, and any other shares we own, in the same proportion as the shares for which we do receive instructions.

We may ask you to provide voting instructions for such items as:

1) the election of the fund's Trustees;
2) the ratification of the independent accountants for the fund;
3) approval or amendment of investment advisory agreements;
4) a change in fundamental policies or restrictions of the series; and
5) any other matters requiring a shareholder vote.

You may obtain any available fund's prospectus by contacting us at our COLI Administration Unit at the address and telephone number given on page 1.

THE GUARANTEED INTEREST ACCOUNT
In addition to the Account, you may allocate premiums or transfer values to the Guaranteed Interest Account. Amounts you allocate to the Guaranteed Interest Account are deposited in our general account. You do not share in the investment experience of our general account. Rather, we guarantee a minimum rate of return on the allocated amounts. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.

We reserve the right to limit total deposits and transfers to the Guaranteed Interest Account to no more than $250,000 during any one-week period per policy.

You may make transfers into the Guaranteed Interest Account at any time. In general, you may make only one transfer per year from the Guaranteed Interest Account. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the policy value in the Guaranteed Interest Account as of the date of the transfer. You may transfer the total value out of the Guaranteed Interest Account to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] First Year:     25% of the total value
[diamond] Second Year:    33% of remaining value
[diamond] Third Year:     50% of remaining value
[diamond] Fourth Year:    100% of remaining value

Transfers from the Guaranteed Interest Account may also be subject to other rules as described in this prospectus.

Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the Investment Company Act of 1940, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the Securities and Exchange Commission has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL
Charges affect your policy value and the amount you may receive from your policy.

We make deductions to compensate us for our various expenses in selling, maintaining, underwriting and issuing the policy and guaranteeing the insurance benefits.

CHARGES DEDUCTED FROM PREMIUM PAYMENTS

SALES CHARGE

We deduct a charge from each premium payment to the policy that we use to reimburse the Company for a variety of expenses we incur in selling and distributing the policy (e.g., commissions, advertising and printing). We currently do not deduct a sales charge from premiums that are in excess of the Target Premium for the policy for a policy year. The Target Premium will be disclosed before we issue the policy, and will depend on age, gender and risk classification, the type of underwriting and the policy.


STATE PREMIUM TAX CHARGE
States assess premium taxes at various rates. We deduct the applicable state rate from each premium to cover the cost of the premium taxes we must pay the state. The states currently assess charges ranging from 0.80% to 3.50% of premiums. We may increase or decrease the charge we take from your premium payments if your state's rate changes, or if you change your state of residence. We currently do not deduct this charge from premiums that are in excess of the Target Premium for the policy for a policy year.

DEFERRED ACQUISITION COST TAX CHARGE
We deduct a charge of 1.5% from each premium payment to the policy to reimburse the Company for our liability under Internal Revenue Code Section 848. We currently do not deduct this charge from premiums that are in excess of the Target Premium for the policy for a policy year.

PERIODIC CHARGES

MONTHLY CHARGES
We make monthly deductions on each monthly calculation day from your policy value according to your specified allocation schedule. You initially choose this schedule in your application, but can change it later. Should any of the investment options on your schedule become depleted, we will proportionally increase the deduction from the remaining investment options.

[diamond] ADMINISTRATIVE CHARGE. We assess this monthly charge as compensation for the expenses we incur in administering your policy. This charge reimburses us for such services as billing and collections, monthly processing, updating daily values and communicating with policyholders.

    We currently charge each policy $5 per month, but reserve the right to charge up to $10 per month.

[diamond] COST OF INSURANCE. We determine this charge by multiplying the appropriate cost of insurance rate by the net amount at risk. The net amount at risk is the difference between your policy's death benefit and your policy value. We generally base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

          We base the actual monthly cost of insurance charge on what we expect our future mortality experiences will be. Charges will not exceed the guaranteed cost of insurance rates set forth in your policy. The guaranteed maximum rates are equal to 100% of the 1980 Commissioners Standard Ordinary ("CSO") Mortality Table.

          We will apply any change in our cost of insurance rates uniformly to all persons of the same gender, insurance age, underwriting type and risk class whose policies have been in force for the same length of time. We currently insure lives as either standard risk class or a risk class involving a higher mortality risk. We determine your risk class based on your health and the medical information you provide. Lives in the standard risk classes will have a lower cost of insurance for otherwise identical policies, than lives in the higher mortality risk classes. Nonsmokers will generally incur a lower cost of insurance than will similarly situated smokers.

          The type of underwriting chosen for your policy could have an effect on the cost of insurance rate applied to your policy.

[diamond] MORTALITY AND EXPENSE RISK CHARGE. We assume a mortality risk that, as a whole, the people we insure may die sooner than expected. We would then pay greater total death benefits than we had expected.

          We assume an expense risk that expenses we incur in issuing and maintaining the policies may exceed the administrative charges expected for the policies.

          We also assume other risks associated with issuing the policies, such as incurring greater than expected costs incurred due to policy loans.

[diamond] If our policy-related expenses do not exceed the charges, or if our mortality projections prove to be accurate, we may profit from this charge. We may use profits from this charge for any proper purpose, including the payment of sales expenses or any other expenses that may exceed income in a given year.

          Your policy will pay a mortality and expense risk charge equal to a percentage of the subaccount value on each monthly calculation day. Currently, during the first ten years, the rate will be equal to 0.40% annually. Beginning in policy year 11, the rate will be equal to 0.25% annually. We reserve the right to increase the mortality and expense risk charges up to a Guaranteed Maximum rate of 0.90% on an annual basis during all policy years.

    We do not collect the mortality and expense risk charge on amounts held in the Guaranteed Interest Account.

[diamond] COST OF OPTIONAL INSURANCE FEATURES (RIDERS) Some of the available rider benefits you may choose incur an additional monthly charge. These options are available only if approved in your state.

          The Corporate Edge policy has two riders available at no additional charge:

          [diamond] Exchange of Insured

          [diamond] Cash Surrender Value Enhancement Benefit

          We charge for providing benefits under the following rider:

          [diamond] Flexible Term Insurance. We charge the applicable cost of insurance rates for the "net amount at risk" attributable to the rider's face amount.

[diamond] LOAN INTEREST CHARGED We charge your policy for outstanding loans at the rates illustrated in the tables below until the policy anniversary nearest the insured person's 65th birthday. The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.


          As shown, the rate we charge your policy is higher than the rate we credit the loaned portion of the Guaranteed Interest Account.


--------------------------------------------------------------
                                        RATE WE CREDIT THE
                                       LOANED PORTION OF THE
               LOAN INTEREST RATE       GUARANTEED INTEREST
                     CHARGED                  ACCOUNT
----------- ----------- ------------- ---------- -------------
POLICY      CURRENT      GUARANTEED   CURRENT     GUARANTEED
YEARS         RATES       MAXIMUM       RATES      MAXIMUM
----------- ------------------------- ------------------------
1-10          2.75%        4.75%         2%           4%
----------- ------------------------- ------------------------
11-16         2.50%        4.50%         2%           4%
----------- ------------------------- ------------------------
16+           2.25%        4.25%         2%           4%
--------------------------------------------------------------

CONDITIONAL CHARGES
We impose some other charges only if certain events occur:

[diamond] PARTIAL SURRENDER CHARGE. We do not currently charge for partial surrenders, but we reserve the right to deduct up to 2% of the partial surrender amount up to a maximum of $25. We would begin to impose this charge if necessary to offset the costs associated with processing partial surrenders.

[diamond] TRANSFER CHARGE Currently we do not charge for transfers between subaccounts, however we reserve the right to charge up to $10 for each transfer in excess of two each calendar year.

OTHER CHARGES
[diamond] OTHER TAX CHARGES Currently no charge is made to the Account for federal income taxes that may be attributable to the Account. We may, however, make such a charge in the future for these or any other taxes attributable to the Account.

[diamond] FUND CHARGES As compensation for investment management services to the funds, the advisors are entitled to fees, payable monthly and based on an annual percentage of the average aggregate daily net asset values of each series. We provide a table of these charges in Appendix A.

    These fund charges and other expenses are described more fully in the accompanying fund prospectuses.

CHARGE REDUCTIONS
We may reduce or eliminate charges we normally assess if we expect that the size or nature of a policy will lower our costs associated with the policy.


THE POLICY
--------------------------------------------------------------------------------
CONTRACT RIGHTS: OWNER, INSURED, AND BENEFICIARY

OWNER
The owner is the person who applies for the policy and who will generally make the choices that determine how the policy operates while it is in force. When we use the terms "you" or "your", in this prospectus, we are referring to the owner.

INSURED
The insured is the person on whose life the policy is issued. You name this person in the application for the policy. The person to be insured must be at least 18 years old. The maximum ages we insure are:

[diamond] 85 for policies with full Underwriting;
[diamond] 70 for policies with Simplified Issue Underwriting; and
[diamond] 64 for policies with Guaranteed Issue Underwriting.

We may require that you provide evidence that the person to be insured is insurable. This could require a medical examination.

BENEFICIARY
The beneficiary is the person you name in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the insured dies by sending a written request to our Phoenix COLI Customer Service Center. Generally, the change will take effect as of the date your request is signed.

If no beneficiary is living when the person insured dies we will pay you the death benefit, unless you have given us other instructions; or, if you are no longer living, we will pay the death benefit to your estate.

CONTRACT LIMITATIONS

ASSIGNMENT
You may assign the policy. We will not be bound by such assignment until we receive a written copy of the assignment, nor will we be liable for any payment we make before then. We assume no responsibility for determining whether an assignment is valid.

PURCHASING A POLICY

UNDERWRITING PROCEDURES
We base our rates on the insured person's gender, attained age, underwriting type and risk class. We also consider the duration, or how long the policy has been in force. We may require certain medical information in order to determine the risk class of the person to be insured. We are not permitted to consider gender as a factor in some states and under certain qualified plans.

The type of underwriting we provide for the case for which your policy is a part, could have an effect on the cost of insurance rates we assess on a policy. The types of underwriting we offer for these policies are:

[diamond] Full Underwriting;
[diamond] Simplified Issue Underwriting;
[diamond] Guaranteed Issue Underwriting.

We retain the right to refuse to process your application within seven days after we receive it. We retain the right to decline to issue your policy even if we have approved your application for processing. We will accept payment at the time the policy is issued.

ELIGIBLE PURCHASERS
You may purchase a policy on the life of any person provided you have an insurable interest in the life to be insured and the consent of the person to be insured.

MINIMUM DEATH BENEFIT
The policy has a minimum death benefit in order to qualify as life insurance under current federal tax law.

You must choose between the two methods used to determine the minimum death benefit when you purchase the policy. Your choice is irrevocable:

1) The Cash Value Accumulation Test determines the minimum death benefit by multiplying the policy value by the minimum death benefit percentage. The percentages depend on age and gender.

2) The Guideline Premium Test determines the minimum death benefit as a percentage of policy value, but the percentage varies only with age.

MINIMUM ISSUE PREMIUM
We require a minimum premium, on a case basis of $100,000.

PREMIUM PAYMENTS
Executive Benefit - VUL is a flexible premium variable universal life insurance policy. It has a death benefit, cash surrender value and a loan privilege, as does a traditional fixed benefit whole life policy. The policy differs from a fixed benefit whole life policy, however, because you may allocate policy value to one or more subaccounts of the Account or the Guaranteed Interest Account. Each subaccount of the Account, in turn, invests its assets exclusively in a portfolio of a fund. The policy value varies according to the investment performance of the investment portfolio to which policy value has been allocated.

The issue premium is due on the policy date. The insured must be alive when the issue premium is paid. You should deliver the issue premium payment to your registered representative, who will forward it to our underwriting department.

We will generally allocate the issue premium, less applicable charges, according to your instructions.

We reduce premium payments by the sales charge, state premium tax charge and deferred acquisition tax charge before we apply them to your policy. We will apply this net premium among your chosen investment options. We will buy any subaccount units at the subaccount unit values next calculated after we receive the premium. We establish maximum premium limits and may change them from time to time. You may make additional premium payments at any time. The minimum premium payment during a grace period is the amount needed to prevent policy lapse. At all other times the minimum acceptable payment is $100. You should send additional premium payments to:

      VUL COLI UNIT
      PO BOX 22012
      ALBANY, NY 12201-2012

The policy will have a total premium limit determined by the definition of life insurance test chosen in the application. This limit is applied to the sum of all premiums paid under the policy. If the total premium limit is exceeded, the policy owner will receive the excess, with interest at an annual rate of not less than 3%, not later than 60 days after the end of the policy year in which the limit was exceeded. The policy value will then be adjusted to reflect the refund. To pay such refund, amounts taken from each subaccount or the Guaranteed Interest Account will be done in the same manner as for monthly deductions. You may write to us and give us different instructions. The total premium limit may be exceeded if additional premium is needed to prevent lapse or if we subsequently determine that additional premium would be permitted by federal laws or regulations.

POLICY REFUND
Should you elect to return your policy under your right to cancel we will treat your policy as if we had never issued it. We will return the sum of the following as of the date we receive the returned policy:

1) the current policy value less any unpaid loans and loan interest; plus

2) any monthly deductions, partial surrender fees and other charges made under the policy.

We retain the right to decline to process an application within 7 days of our receipt of the completed application for insurance. Even if we have approved the application for processing, we retain the right to decline to issue the policy.


GENERAL
--------------------------------------------------------------------------------

POSTPONEMENT OF PAYMENTS
We may postpone payment of surrenders, partial withdrawals, policy loan or death benefits in excess of the initial face amount under any of the following circumstances:

[diamond] We may postpone for up to six months, payment for any transaction that depends on the value of the Guaranteed Interest Account.

[diamond] We may postpone payment whenever the NYSE is closed other than for customary weekend and holiday closings or trading on the NYSE is restricted; or

[diamond] When the SEC decides an emergency exists and the sale of securities or the determination of the value of securities in the Account is not reasonably practicable.

Transfers also may be postponed under these circumstances.

OPTIONAL INSURANCE BENEFITS (RIDERS)
You may elect additional benefits by selecting available riders under a policy. You may cancel these riders at any time. We may deduct a charge for each additional rider you choose. If you choose any of these riders, we will provide more details in the form of a rider attached to the policy. The following riders are currently available (if approved in your state). We may make additional riders available in future.

[diamond] Cash Surrender Value Enhancement Benefit Rider: This rider can provide enhanced cash surrender values upon certain early duration surrenders and replaces the refund of sales charge, if applicable.

[diamond] Exchange of Insured Rider: This rider allows you to change the person insured by the policy. Subsequent charges for the policy will then be based on the new person insured by the policy. The policy's incontestability and suicide exclusion periods will begin anew from the date of the change.

          You will be required to pay an exchange adjustment if the value of the policy prior to the exchange is insufficient to provide a positive value following the exchange.

          Should the policy value be large enough to cause the death benefit to exceed the limitations for the new policy, we will use the excess policy value to reduce any outstanding loans, or return the excess in cash.

          You may be required to pay back a portion of any outstanding loans in order that the loan value of the new policy is within our set limits.

          Such a policy exchange does not qualify for tax deferral, therefore, you will be liable for taxes on any previously unrecognized gains in the policy.

[diamond] Flexible Term Insurance Rider. This Rider allows you to purchase additional term insurance on the person insured under the policy. The term insurance face amount may not exceed 10 times the initial base policy face amount. This rider is only available to those under the age of 100. We charge the applicable cost of insurance rates for the "net amount at risk" which is attributable to the rider's face amount.

REQUESTS FOR DECREASE IN FACE AMOUNT
You may request a decrease in face amount at any time after the first policy year. Unless we agree otherwise, the decrease must be at least $10,000 and the face amount remaining after the decrease must be at least $50,000. All face amount decrease requests must be in writing and will be effective on the first monthly calculation day following the date we approve the request.

A decrease in face amount generally decreases the death benefit. A decrease in the death benefit could result in certain income tax consequences.

PARTIAL SURRENDER AND DECREASES IN FACE AMOUNT: EFFECT ON DEATH BENEFIT
A partial surrender or a decrease in face amount generally decreases the death benefit. Upon a decrease in face amount or partial surrender, a partial surrender charge may be deducted from the policy value based on the amount of the decrease or partial surrender. A decrease in face amount reduces the death benefit on the next monthly calculation day. A partial surrender reduces the death benefit immediately. A decrease in the death benefit may have tax consequences.

INCREASES IN FACE AMOUNT
You may request that we increase the face amount of your policy after the first policy anniversary. You must make your request in writing and provide evidence of insurability.

We generally require a minimum increase of $25,000. The increase takes effect on the next policy anniversary.

We will increase the monthly cost of insurance deductions as a result of a face amount increase. Therefore, your cash surrender value must be sufficient to pay the monthly deduction or we will require an additional premium.

You will have a right to cancel the requested increase in face amount within the 45 days following the increase and you will receive a refund of the increased cost of insurance charges.

We provide some information regarding possible implications of a material change in the policy resulting from a face amount increase in the Statement of Additional Information.

SURRENDERS
You may take a full or partial surrender of your policy at any time as long as the insured person is living and the policy is in force. The amount available for a full surrender will be the cash surrender value at the end of the valuation period during which we receive the surrender request. The cash surrender value will be the policy value reduced by any charges due and the amount of any outstanding loans plus any additional amounts provided under the Refund of Sales Charge feature or by rider. We do not assess a surrender charge.

In order to request a full or partial surrender you must send a written request in a form satisfactory to us at our Phoenix COLI Customer Service Center. We may also require you to submit your policy. A full or partial surrender will be effective as of the date we receive your written request, in good order.

We generally pay a surrendered amount within 7 days of receiving your written request in good order. You may choose to receive a surrendered amount in a lump sum or you may apply it to any of our available payment options. We may postpone surrender payments under certain circumstances.

PARTIAL SURRENDERS
You may receive a part of the policy's cash surrender value by requesting a partial surrender of the policy. The amount available for partial surrender is the policy value reduced by the amount of any outstanding loans and further reduced by any charges due. You must submit a written request to our Phoenix COLI Customer Service Center. We may require you to return your policy before we make payment. A partial surrender will be effective on the date we receive your written request and the returned policy, if required. We reserve the right to charge a fee of up to 2% of the partial surrender amount up to a maximum of $25.

We do not normally permit partial surrenders of less than $500. We may require you to surrender the entire value allocated to an investment option if the partial surrender would result in a value below $500 in that investment option.

You may choose in what proportions we deduct the partial surrender amount from among your investment options. If you do not choose we will make the deductions in the same manner as for monthly deductions.

We will reduce your policy's cash value by the partial surrender amount paid and the partial surrender fee, if deducted.

DEATH BENEFIT
You choose your Death Benefit Option when you apply for your policy. You are permitted to change between Death Benefit Option 1 and Death Benefit Option 2. You may not change to or from Death Benefit Option 3.

--------------------------------------------------------------
                           VALUE WE APPLY TO PAYMENT OPTION
--------------------------------------------------------------
                            The greater of (a) or (b) where
                            (a) is the policy's face amount;
DEATH BENEFIT OPTION 1          and
                            (b) is the minimum death benefit
                                in effect on the date of death.
-------------------------- -----------------------------------
                            The greater of (a) or (b), where:
                            (a) is equal to the policy's
                                face amount on the date of
                                death plus the policy value;
DEATH BENEFIT OPTION 2          and
                            (b) is the minimum death benefit
                                in effect on the date of
                                death.
-------------------------- -----------------------------------
                            The greater of (a), (b), or (c),
                            where:
                            (a) is equal to the policy's
                                face amount as of the date
                                of death plus the sum of all
 DEATH BENEFIT OPTION 3         premiums minus withdrawals,
                            (b) is equal to the policy's face
                                amount on the date of death;
                                and
                            (c) is the minimum death benefit
                                in effect on the date of
                                death.
--------------------------------------------------------------


Loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit.



PAYMENT OF PROCEEDS
--------------------------------------------------------------------------------

SURRENDER AND DEATH BENEFIT PROCEEDS
We will process death benefits and full or partial surrenders at unit values next computed after we receive the written request for surrender or due proof of death, provided the request is complete and in good order. Payment of surrender or death proceeds usually will be made in one lump sum within 7 days, unless another payment option has been elected. Payment of the death proceeds, however, may be delayed if the claim for payment of the death proceeds needs to be investigated in order to ensure payment of the proper amount to the proper payee. Any such delay will not be beyond that reasonably necessary to investigate such claims consistent with insurance practices customary in the life insurance industry.

You may elect a payment option for payment of the death proceeds to the beneficiary. You may revoke or change a prior election, unless such right has been waived. The beneficiary may make or change an election before payment of the death proceeds, unless you have made an election that does not permit such further election or changes by the beneficiary.

A written request in a form satisfactory to us is required to elect, change or revoke a payment option.

The minimum amount of surrender or death proceeds that may be applied under any payment option is $1,000.

If you assigned the policy as collateral security, we will pay any amount due the assignee in one lump sum. We will then pay any remaining proceeds under the selected payment option.

PAYMENT AMOUNT
We will make a death benefit payment based on the death benefit option in effect at the time. The amount available for a full surrender or as a death benefit is the policy value reduced by any outstanding loans and by any charges due plus any additional amounts provided under the Refund of Sales Charge feature or by rider. A partial surrender must be at least $500.

PAYMENT OPTIONS
You may apply all or part of the surrender or death proceeds of a policy under one or more of the following payment options. We may offer other payment options or alternative versions of these options in future. Your policy will have more information about the payment options.

PAYMENT OPTION 1--LUMP SUM
We pay all proceeds as one sum.

PAYMENT OPTION 2--LEFT TO EARN INTEREST
We pay interest on the principal for the beneficiary's lifetime. We guarantee an annual interest rate of at least 3%.

PAYMENT OPTION 3--PAYMENT FOR A SPECIFIC PERIOD
We pay equal installments for a specified period whether the payee lives or dies. We make the first payment on the date of settlement. We guarantee an annual assumed interest rate on the unpaid balance of at least 3%.

PAYMENT OPTION 4--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
We will pay equal installments for the specified period certain, and continue to make payments as long as the payee lives. There is a choice of three specified periods:

o  10 years; or
o  20 years; or
o  until the installments paid refund the amount applied under this option.

If the payee is not living when the final payment falls due, that payment will be limited to the amount which needs to be added to the payments already made to equal the amount applied under this option.

If, for the age of the payee, a period certain is chosen that is shorter than another period certain paying the same installment amount, we will consider the longer period certain as having been elected.

We use an annual interest rate of 3 3/8% to compute payments for any life annuity with a period certain of less than 20 years. We use an annual interest rate of 3 1/4% to compute payments for any life annuity with a period certain of 20 years or more.

PAYMENT OPTION 5--LIFE ANNUITY
We pay equal installments to the payee for life beginning on the date of settlement. When the payee dies we will make no more payments of any kind. We will use a guaranteed annual interest rate of at least 3 1/2% to compute payments under this option.

PAYMENT OPTION 6--PAYMENTS OF A SPECIFIED AMOUNT
We pay equal installments out of the principal and interest on that principal until the principal remaining is less than the amount of the installment. We then make a final payment of the remaining principal and interest. We pay the first installment on the date of settlement. Payments will include interest on the remaining principal at a guaranteed annual rate of at least 3%. We will credit interest at the end of each year. Should the interest credited at the end of the year exceed the income payments made in the preceding 12 months, we will pay the excess in one sum.

PAYMENT OPTION 7--JOINT SURVIVORSHIP ANNUITY WITH 10-YEAR PERIOD CERTAIN
We pay equal installments beginning on the settlement date for a minimum of ten years continuing thereafter as long as either payee is alive. Should both payees die before the 10-year period certain ends, we will make the remaining payments to their beneficiaries.

The younger payee must be at least 40 years old. We will use a guaranteed annual interest rate of at least 3 3/8% to compute payments under this option.

TRANSFER OF POLICY VALUE


TRANSFER RESTRICTIONS

We reserve the right to restrict transfers of less than $500 unless either

o the entire balance in the subaccount or the Guaranteed Interest Account is being transferred; or

o  the transfer is part of a Systematic Transfer Program.

We reserve the right to prohibit a transfer to any subaccount if the value of your investment in that subaccount immediately after the transfer would be less than $500. We further reserve the right to require that the entire balance of a subaccount or the Guaranteed Interest Account be transferred if the value of your investment in that subaccount immediately after the transfer would be less than $500.

You may make only one transfer per policy year from the non-loaned portion of the Guaranteed Interest Account unless the transfers are made as part of a Systematic Transfer Program or unless we agree to make an exception to this rule. The amount you may transfer is limited to the greater of $1,000 or 25% of the value of the non-loaned portion of the Guaranteed Interest Account. You may transfer policy value into the Guaranteed Interest Account at anytime.

We reserve the right to limit the number of subaccounts you may invest in to a total of 18 at any one time or over the life of the policy. We may limit you to fewer than 18 if federal or state law requires us to do so.


Excessive transfers between subaccounts could adversely affect series performance. We therefore reserve the right to terminate your transfer privileges. We also reserve the right to reject any specific request that we feel is part of a market-timing pattern. We may reject requests for more than one exchange out of a subaccount within a 30-day period. We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and Phoenix Life and Annuity Company have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

SYSTEMATIC TRANSFER PROGRAMS
You may elect a systematic transfer program that we offer under the policy. We reserve the right to change, eliminate or add optional programs subject to applicable laws.

We base transfers under a Systematic Transfer Program on the subaccount values on the first day of the month following our receipt of your transfer request. Should the first day of the month fall on a holiday or weekend, we will process the transfer on the next business day. You may have only one program in effect at a time.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging periodically transfers policy value from one of the subaccounts or from the Guaranteed Interest Account (a "source account") to one or several of the available subaccounts ("target subaccounts"). You choose to make these transfers monthly, quarterly, semiannually or annually. The minimums you may transfer from the source account are:

[diamond]      $25 monthly               [diamond]      $150 semiannually
[diamond]      $75 quarterly             [diamond]      $300 annually

You must have at least $1,000 in the source account to begin a Dollar Cost Averaging Program. Should the value in the source account fall below the transfer amount, we will transfer the remaining balance and end the Program. Transfers must be made in approximately equal amounts over a minimum of 18 months. The Dollar Cost Averaging Program is not available if you invest through a bank draft program.

You may start or discontinue this program at any time by submitting a written request to the Phoenix COLI customer service center (see page 1). Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. The Dollar Cost Averaging Program is not available while the Asset Rebalancing Program is in effect. We do not charge for this program.

ASSET REBALANCING PROGRAM: Under this program, we transfer policy value among the subaccounts to match your chosen allocation percentages. You can choose to have us make these transfers monthly, quarterly, semi-annually or annually. We do not permit transfers to or from the Guaranteed Interest Account.

You may start or discontinue this program at any time by submitting a written request to the Phoenix COLI customer service center (see page 1). The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. We do not charge for this program.


POLICY LOANS
You may generally borrow up to 90% of your policy value less any outstanding debt. We will count any outstanding loans and loan interest toward that 90% limit. We do not generally allow loans of less than $500.


Policy value for loaned amounts increases at the rate we credit the loaned portion of the Guaranteed Interest Account, whereas non-loaned policy value varies with the investment performance of the chosen subaccounts or at the rate we credit the non-loaned portion of the Guaranteed Interest Account. Loans can also reduce your policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.


When you take a loan, we will take an amount equal to the loan from your investment options as collateral and deposit it to the "loaned portion" of the Guaranteed Interest Account. You may instruct us how to withdraw policy value from your investment options for deposit to the loaned portion of the Guaranteed Interest Account. If you do not instruct us, we will make the withdrawal in the same manner as for monthly deductions.

We charge interest on the loan at the annual rates given below until the policy anniversary nearest the insured's 65th birthday, compounded daily and payable in arrears:

---------------------------------------------------------------
                                          RATE WE CREDIT THE
                                        LOANED PORTION OF THE
                 LOAN INTEREST RATE      GUARANTEED INTEREST
                      CHARGED                  ACCOUNT
---------------------------------------------------------------
POLICY         CURRENT     GUARANTEED   CURRENT     GUARANTEED
YEARS           RATES       MAXIMUM      RATES       MAXIMUM
---------------------------------------------------------------
1-10            2.75%       4.75%          2%          4%
------------- ---------- ------------- ----------- ------------
11-16           2.50%       4.50%          2%          4%
------------- ---------- ------------- ----------- ------------
16+             2.25%       4.25%          2%          4%
---------------------------------------------------------------

The loan interest rate in effect after the policy anniversary nearest the insured's 65th birthday is 2.25%.

At the end of each policy year, all interest due will be treated as a new loan and will be offset by a transfer from your subaccounts and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account.

We credit the loaned portion of the Guaranteed Interest Account with interest at an effective annual rate of 2%, compounded daily and payable in arrears. At the end of each policy year, or when you repay a loan, the interest credited to the loaned portion of the Guaranteed Interest Account will be transferred to the non-loaned portion of the Guaranteed Interest Account.

You may repay a loan at any time as long as the policy is in force and at least one insured person is living. We apply loan repayments first to pay any outstanding loan interest. We then apply any remaining amount to reduce the loaned portion of the Guaranteed Interest Account and correspondingly increase the non-loaned portion of the Guaranteed Interest Account. If you make a loan repayment that exceeds the remaining loan interest and loan balance, we will treat the excess as a premium payment.

We will use any loan repayment we receive during a grace period first to pay any overdue monthly deductions. We will then apply any remaining balance to reduce loan interest and any loans.

We will apply any payment we receive while you have outstanding loans to reduce loan interest and the loans, unless you designate it as a premium payment.

Failure to repay a policy loan or to pay loan interest will not terminate the policy unless your policy's cash surrender value becomes insufficient to maintain the policy in force.

The proceeds of policy loans may be subject to federal income tax under some circumstances.


A policy loan will have a permanent effect on the policy value because the investment results of the loaned portion of the Guaranteed Interest Account will differ from that of investment options. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. Outstanding loans can reduce the policy's death benefit. We deduct the amount of any outstanding loans plus any accrued loan interest from your policy value before we calculate the death benefit. The policy's cash value available for withdrawal is also reduced by the amount of any outstanding loans and loan interest.


LAPSE
Payment of the issue premium, no matter how large or the payment of additional premiums will not guarantee the policy will remain in force. If you take a partial surrender or a policy loan, it could negatively affect the policy value, and therefore increase the risk of policy lapse.

If, on any monthly calculation day, the policy value, less any outstanding debt, is less than the monthly deduction, we will allow a grace period of 61 days during which you must pay an amount equal to 3 times the required monthly deduction to prevent the policy from lapse.

If you fail to make the required payment before the 61-day grace period ends, the policy will lapse and expire without value. We will mail you notice at least 30 days before any potential lapse will occur.

The policy will remain in force during the grace period however, we will not permit any subaccount transfers, loans, full or partial surrenders. We apply any premium payment we receive during the grace period, less the premium expense charge, to first pay any monthly deductions due during the grace period. We will apply any excess premium according to your current premium allocation schedule.

The death benefit during the grace period is equal to the death benefit immediately before the grace period begins.

FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following is a brief summary of our interpretation of federal tax treatment of amounts accumulated under and distributed from the policy. We give a more complete discussion in the Statement of Additional Information ("SAI") which is incorporated into this prospectus by reference. You can get a copy of the SAI free of charge: see the back cover of this prospectus. We make no attempt to address estate and inheritance taxes, or any state, local or other tax laws. Consult your income tax advisor for more thorough information on federal and state income taxes. We refer to Internal Revenue Code of 1986, as amended, as the "Code."

We suggest you consult with your tax advisor in advance of making a decrease in death benefits, or a full or partial surrender of your policy.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
You will be taxed on loans and payments from a modified endowment contract on the portion of the amount received that is considered income, or gain in contract value. This policy can be a modified endowment contract if it fails to meet what is known as "the 7-pay test." This test compares your policy to a hypothetical life insurance policy of identical face amount which requires 7 equal annual premiums to be "fully paid-up," continuing to provide a level death benefit without the need for any further premiums. A policy becomes a modified endowment contract if, at any time during the first 7 years, the total premiums paid into the policy exceed the total premiums that you would have paid into the hypothetical policy.

Amounts taxable under the modified endowment contract rule will be subject to an additional 10% excise tax, with certain exceptions for taxpayers who are age 59 1/2 or older, disabled or taken as part of a periodic payment plan for the life expectancy of the beneficiary or beneficiaries.

FULL SURRENDER
You can be taxed on the amount of a full surrender that exceeds the amount of premiums you paid. You may be liable for an additional 10% "penalty tax" if the policy is a modified endowment contract.

PARTIAL SURRENDER
Partial surrenders from a modified endowment contract are fully taxable to the extent of income (gain) in the policy and may be subject to an additional 10% tax. If the policy is not a modified endowment contract, partial surrenders still may be taxable.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax.

BUSINESS-OWNED POLICIES
If a business or a corporation owns the policy, the Code may impose additional restrictions. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the people insured or an exchange or assignment of the policy may have tax consequences depending on the circumstances.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of Phoenix Life and Annuity Variable Universal Life Account (Phoenix Executive Benefit - VUL) at December 31, 2002, and the results of their operations and the changes in their net assets for each of the periods indicated and the financial statements of Phoenix Life and Annuity Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page 1. The financial statements of Phoenix Life and Annuity Company included herein should be considered only as bearing upon the ability of Phoenix Life and Annuity Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

APPENDIX A - INVESTMENT OPTIONS
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT TYPE

------------------------------------------------------------------------------------------------------------------------------------

                                                                                Investment Type

                                              --------------------------------------------------------------------------------------

                                                           Domestic   Domestic   Domestic    Growth          International    Money
             Series                                 Bond    Blend      Growth     Value     & Income   Index    Growth        Market
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                                                  |X|
Phoenix-AIM Mid-Cap Equity                                   |X|
Phoenix-Alliance/Bernstein Enhanced Index                                                               |X|
Phoenix-Alliance/Bernstein Growth + Value                               |X|        |X|
Phoenix-Duff & Phelps Real Estate Securities                                                  |X|
Phoenix-Engemann Capital Growth                                         |X|
Phoenix-Engemann Small & Mid-Cap Growth                                 |X|
Phoenix-Goodwin Money Market                                                                                                   |X|
Phoenix-Goodwin Multi-Sector Fixed Income           |X|
Phoenix-Hollister Value Equity                                                     |X|
Phoenix-Janus Flexible Income                       |X|
Phoenix-Kayne Large-Cap Core                                 |X|
Phoenix-Kayne Small-Cap Quality Value                                              |X|
Phoenix-Lazard International Equity Select                                                                      |X|
Phoenix-Lazard Small-Cap Value                                                     |X|
Phoenix-Lazard U.S. Multi-Cap                                                      |X|
Phoenix-Lord Abbett Bond-Debenture                  |X|
Phoenix-Lord Abbett Large-Cap Value                                                |X|
Phoenix-Lord Abbett Mid-Cap Value                                                  |X|
Phoenix-MFS Investors Growth Stock                                      |X|
Phoenix-MFS Investors Trust                                                                   |X|
Phoenix-MFS Value                                                                  |X|
Phoenix-Northern Dow 30                                                                                 |X|
Phoenix-Northern Nasdaq-100 Index(R)                                                                    |X|

Phoenix-Oakhurst Growth and Income                                                            |X|

Phoenix-Oakhurst Strategic Allocation                                                         |X|
Phoenix-Sanford Bernstein Global Value                                                                          |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                            |X|
Phoenix-Sanford Bernstein Small-Cap Value                                          |X|
Phoenix-Seneca Mid-Cap Growth                                           |X|
Phoenix-Seneca Strategic Theme                                          |X|
Phoenix-State Street Research Small-Cap Growth                          |X|
AIM V.I. Capital Appreciation Fund                                      |X|
AIM V.I. Premier Equity Fund                                 |X|
Alger American Leveraged AllCap Portfolio                               |X|
Federated Fund for U.S. Government Securities II    |X|
Federated High Income Bond Fund II                  |X|
VIP Contrafund(R) Portfolio                                             |X|
VIP Growth Opportunities Portfolio                                      |X|
VIP Growth Portfolio                                                    |X|
Mutual Shares Securities Fund                                                                 |X|
Templeton Developing Markets Securities Fund                                                                    |X|
Templeton Foreign Securities Fund                                                                               |X|
Templeton Global Asset Allocation Fund                                                                          |X|
Templeton Growth Securities Fund                                                                                |X|
Scudder VIT EAFE(R) Equity Index Fund                                                                   |X|
Scudder VIT Equity 500 Index Fund                                                                       |X|
Technology Portfolio                                                    |X|
Wanger Foreign Forty                                                                                            |X|
Wanger International Small Cap                                                                                  |X|
Wanger Twenty                                                           |X|
Wanger U.S. Smaller Companies                                           |X|
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                                ------------------------------------------------------------------------------------
                 Series

                                                                           Duff &
                                                    Phoenix    Phoenix     Phelps                 Fred        Deutsche     Federated
                                                   Investment  Variable  Investment    AIM        Alger        Asset      Investment
                                                    Counsel,   Advisors, Management  Advisors,  Management,  Management,  Management
                                                      Inc.       Inc.        Co.       Inc.        Inc.         Inc.       Company
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International                       |X|
Phoenix-AIM Mid-Cap Equity                                       |X|
Phoenix-Alliance/Bernstein Enhanced Index                        |X|
Phoenix-Alliance/Bernstein Growth + Value                        |X|
Phoenix-Duff & Phelps Real Estate Securities                                |X|
Phoenix-Engemann Capital Growth                      |X|
Phoenix-Engemann Small & Mid-Cap Growth              |X|
Phoenix-Goodwin Money Market                         |X|
Phoenix-Goodwin Multi-Sector Fixed Income            |X|
Phoenix-Hollister Value Equity                       |X|
Phoenix-Janus Flexible Income                                    |X|
Phoenix-Kayne Large-Cap Core                         |X|
Phoenix-Kayne Small-Cap Quality Value                |X|
Phoenix-Lazard International Equity Select                       |X|
Phoenix-Lazard Small-Cap Value                                   |X|
Phoenix-Lazard U.S. Multi-Cap                                    |X|
Phoenix-Lord Abbett Bond-Debenture                               |X|
Phoenix-Lord Abbett Large-Cap Value                              |X|
Phoenix-Lord Abbett Mid-Cap Value                                |X|
Phoenix-MFS Investors Growth Stock                               |X|
Phoenix-MFS Investors Trust                                      |X|
Phoenix-MFS Value                                                |X|
Phoenix-Northern Dow 30                                          |X|
Phoenix-Northern Nasdaq-100 Index(R)                             |X|
Phoenix-Oakhurst Growth and Income                   |X|
Phoenix-Oakhurst Strategic Allocation                |X|
Phoenix-Sanford Bernstein Global Value                           |X|
Phoenix-Sanford Bernstein Mid-Cap Value                          |X|
Phoenix-Sanford Bernstein Small-Cap Value                        |X|
Phoenix-Seneca Mid-Cap Growth                        |X|
Phoenix-Seneca Strategic Theme                       |X|
Phoenix-State Street Research Small-Cap Growth                   |X|
AIM V.I. Capital Appreciation Fund                                                     |X|
AIM V.I. Premier Equity Fund                                                           |X|

Alger American Leveraged AllCap Portfolio                                                          |X|
Federated Fund for U.S. Government Securities II                                                                             |X|
Federated High Income Bond Fund II                                                                                           |X|
VIP Contrafund(R) Portfolio
VIP Growth Opportunities Portfolio
VIP Growth Portfolio
Mutual Shares Securities Fund
Templeton Developing Markets Securities Fund
Templeton Foreign Securities Fund
Templeton Global Asset Allocation Fund
Templeton Growth Securities Fund
Scudder VIT EAFE(R) Equity Index Fund                                                                           |X|
Scudder VIT Equity 500 Index Fund                                                                               |X|
Technology Portfolio
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Smaller Companies
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Advisors
                                                ------------------------------------------------------------------------------------
                                                    Fidelity              Morgan
                                                   Management  Franklin   Stanley    Templeton  Templeton     Templeton   Wanger
                                                      and       Mutual   Investment   Asset      Global      Investment    Asset
                                                    Research   Advisers, Management  Management, Advisors     Counsel,   Management,
               Series                               Company      LLC        Inc.       Ltd.      Limited        Inc.        L.P.
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Goodwin Money Market
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Hollister Value Equity
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Oakhurst Growth and Income
Phoenix-Oakhurst Strategic Allocation
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
AIM V.I. Capital Appreciation Fund
AIM V.I. Premier Equity Fund

Alger American Leveraged AllCap Portfolio
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II
VIP Contrafund(R) Portfolio                          |X|
VIP Growth Opportunities Portfolio                   |X|
VIP Growth Portfolio                                 |X|
Mutual Shares Securities Fund                                    |X|
Templeton Developing Markets Securities Fund                                           |X|
Templeton Foreign Securities Fund                                                                               |X|
Templeton Global Asset Allocation Fund                                                                          |X|
Templeton Growth Securities Fund                                                                   |X|
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Equity 500 Index Fund
Technology Portfolio                                                        |X|
Wanger Foreign Forty                                                                                                        |X|
Wanger International Small Cap                                                                                              |X|
Wanger Twenty                                                                                                               |X|
Wanger U.S. Smaller Companies                                                                                               |X|
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUBADVISORS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                                ------------------------------------------------------------------------------------
                                                                                                    Kayne
                                                                                                   Anderson
                                                Aberdeen       AIM       Alliance       Janus      Rudnick       Lazard      Lord,
                                                  Fund        Capital     Capital      Capital    Investment     Asset      Abbett
                                                 Managers,  Management,  Management,  Management  Management,  Management   & Co.
                Series                             Inc.        Inc.         L.P.         LLC         LLC          LLC        LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                     |X|
Phoenix-AIM Mid-Cap Equity                                     |X|
Phoenix-Alliance/Bernstein Enhanced Index                                   |X|
Phoenix-Alliance/Bernstein Growth + Value                                   |X|
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income                                                            |X|
Phoenix-Kayne Large-Cap Core                                                                         |X|
Phoenix-Kayne Small-Cap Quality Value                                                                |X|
Phoenix-Lazard International Equity Select                                                                        |X|
Phoenix-Lazard Small-Cap Value                                                                                    |X|
Phoenix-Lazard U.S. Multi-Cap                                                                                     |X|
Phoenix-Lord Abbett Bond-Debenture                                                                                           |X|
Phoenix-Lord Abbett Large-Cap Value                                                                                          |X|
Phoenix-Lord Abbett Mid-Cap Value                                                                                            |X|
Phoenix-MFS Investors Growth Stock
Phoenix-MFS Investors Trust
Phoenix-MFS Value
Phoenix-Northern Dow 30
Phoenix-Northern Nasdaq-100 Index(R)
Phoenix-Sanford Bernstein Global Value                                      |X|
Phoenix-Sanford Bernstein Mid-Cap Value                                     |X|
Phoenix-Sanford Bernstein Small-Cap Value                                   |X|
Phoenix-Seneca Mid-Cap Growth
Phoenix-Seneca Strategic Theme
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Subadvisors
                                                ------------------------------------------------------------------------------------
                                                                                                      State
                                                              Northern      Roger       Seneca        Street
                                                   MFS         Trust      Engemann &    Capital     Research &
                                                Investment  Investments,  Associates,  Management,  Management
                Series                          Management     Inc.         Inc.         LLC         Company
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
Phoenix-AIM Mid-Cap Equity
Phoenix-Alliance/Bernstein Enhanced Index
Phoenix-Alliance/Bernstein Growth + Value
Phoenix-Engemann Capital Growth
Phoenix-Engemann Small & Mid-Cap Growth
Phoenix-Janus Flexible Income
Phoenix-Kayne Large-Cap Core
Phoenix-Kayne Small-Cap Quality Value
Phoenix-Lazard International Equity Select
Phoenix-Lazard Small-Cap Value
Phoenix-Lazard U.S. Multi-Cap
Phoenix-Lord Abbett Bond-Debenture
Phoenix-Lord Abbett Large-Cap Value
Phoenix-Lord Abbett Mid-Cap Value
Phoenix-MFS Investors Growth Stock                 |X|
Phoenix-MFS Investors Trust                        |X|
Phoenix-MFS Value                                  |X|
Phoenix-Northern Dow 30                                        |X|
Phoenix-Northern Nasdaq-100 Index(R)                           |X|
Phoenix-Sanford Bernstein Global Value
Phoenix-Sanford Bernstein Mid-Cap Value
Phoenix-Sanford Bernstein Small-Cap Value
Phoenix-Seneca Mid-Cap Growth                                                            |X|
Phoenix-Seneca Strategic Theme                                                           |X|
Phoenix-State Street Research Small-Cap Growth                                                         |X|
------------------------------------------------------------------------------------------------------------------------------------

Additional information about Executive Benefit - VUL (the "Policy") and the Phoenix Life and Annuity Variable Universal Life Account (the "Account") is contained in the Policy's Statement of Additional Information ("SAI") dated May 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus.

The SAI, personalized illustrations of death benefits, cash surrender values and cash values are available, without charge, upon request. Inquiries and requests for the SAI should be directed in writing to Phoenix COLI Administration Unit, One American Row, Hartford, CT 06102 or by telephone 860.403.6013.

Information about the Account, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Account are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

Phoenix Life and Annuity Company

www.phoenixwm.com

V606

Investment Company Act File No. 811-07835

[logo] PHOENIX WEALTH MANAGEMENT(R)

L0134PR   (C) Phoenix Life and Annuity Company       [logo] Printed on recycled paper.             5-03

                                     PART B

                  (VERSION A IS NOT BEING AMENDED AT THIS TIME)

================================================================================
                                 CORPORATE EDGE
================================================================================

                                                                     [VERSION B]


    PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT")
                   ISSUED BY: PHOENIX LIFE AND ANNUITY COMPANY

STATEMENT OF ADDITIONAL INFORMATION ("SAI")                          MAY 1, 2003
                                ------------------

                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

This SAI is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2003. You may obtain a copy of the prospectus without charge by contacting Andesa TPA, Inc. at the address or telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.

                                ------------------

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----

Phoenix Life and Annuity Company.........................................     2

The Account..............................................................     2

The Policy...............................................................     3

Underwriter..............................................................     3

Performance History......................................................     3

Federal Income Tax Considerations........................................     6

Voting Rights............................................................     9

Safekeeping of the Account's Assets......................................     9

Sales of Policies........................................................     9


State Regulation.........................................................    10


Reports..................................................................    10

Experts .................................................................    10

Separate Account Financial Statements....................................  SA-1

Company Financial Statements.............................................   F-1

                                ------------------

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:             [envelope]  ANDESA TPA, INC.
                                                       1605 N Cedar Crest Blvd, Suite 502
                                                                      Allentown, PA 18104
                                                                        Tel. 610.439.5256

PHOENIX LIFE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

We are Phoenix Life and Annuity Company, a Connecticut stock life insurance company. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. We were formerly Savers Life Insurance Company of America, chartered in Missouri in 1981. We redomiciled to Connecticut in April 1997.

We are an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company. As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation.

Our executive office is at One American Row in Hartford, Connecticut and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut.


THE ACCOUNT
--------------------------------------------------------------------------------

Phoenix Life and Annuity Company established the Account as a separate account under Connecticut insurance law on July 1, 1996. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

Connecticut law requires all income, gains or losses of the Account be credited to or charged against amounts placed in the Account without regard to the other income, gains and losses of Phoenix Life and Annuity Company. The assets of the Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix Life and Annuity Company.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We will determine whether marketing needs and investment conditions warrant the establishment of additional subaccounts, and the extent to which they would be made available to existing policy owners. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective.

We do not guarantee the investment performance of the Account nor any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. You, as policy owner, bear the full investment risk for all monies invested in the Account.

REINVESTMENT AND REDEMPTION
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. We redeem fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate, we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount of the Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

    (A) + (B)
    --------- - (D) where:
       (C)

(A) = The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B) = The amount of any dividend capital gain distribution received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

(C) = The value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date.

(D) = The charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.


THE POLICY
--------------------------------------------------------------------------------

The number of units credited to a subaccount of the Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of Phoenix (and their spouses and children).

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix Life and Annuity Company can agree to change or waive any provisions of the policy.

SUICIDE
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value less any outstanding loans and refund any monthly deductions other than fees and charges.

INCONTESTABILITY
We may not contest this policy or any attached rider after it has been in force for 2 years provided the person insured is alive during that time.

MISSTATEMENT OF AGE OR SEX
If you incorrectly state the age or gender of the insured person we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the correct personal information.

SURPLUS
This policy is nonparticipating and does not pay dividends.


UNDERWRITER
--------------------------------------------------------------------------------

PEPCO, an affiliate of Phoenix Life and Annuity Company, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. Phoenix Life and Annuity Company directly bears all underwriting commission costs.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:

The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2002:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:...............................$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:...........................................$1.000203
Calculation:

   Ending account value.............................................. $1.000203
   Less beginning account value.......................................$1.000000
   Net change in account value........................................$0.000203
Base period return:

   (adjusted change/beginning account value)..........................$0.000203
Current annual yield = return x (365/7) =.................................1.06%
Effective annual yield = [(1 + return)365/7] - 1 =........................1.06%

The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable policy charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than your original investment. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.

------------------------------------------------------------------------------------------------------------------------------------
                                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                          SERIES                          INCEPTION DATE     1 YEAR       5 YEARS       10 YEARS   SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                         5/1/1990       -14.81%        -2.03%        6.19%          4.50%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-AIM Mid-Cap Equity Series                            10/29/2001      -10.89%                                     -4.33%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Alliance/Bernstein Enhanced Index Series             7/14/1997       -23.68%        -1.41%                       -0.26%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Alliance/Bernstein Growth + Value Series             10/29/2001      -25.07%                                    -17.15%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Duff & Phelps Real Estate Securities Series           5/1/1995        12.08%        5.23%                        12.51%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Engemann Capital Growth Series                       12/31/1982      -24.81%        -7.37%        3.99%          11.46%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Engemann Small & Mid-Cap Growth Series               8/15/2000       -28.80%                                    -29.03%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Goodwin Money Market Series                          10/8/1982        1.42%         4.23%         4.38%          5.87%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Goodwin Multi-Sector Fixed Income Series             12/31/1982       10.00%        4.66%         7.82%          9.40%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Hollister Value Equity Series                         3/2/1998       -21.93%                                     3.23%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Janus Flexible Income Series                         12/15/1999       10.62%                                     7.96%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Kayne Large-Cap Core Series                          8/12/2002                                                   -3.45%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Kayne Small-Cap Quality Value Series                 8/12/2002                                                   1.00%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lazard International Equity Select Series            8/12/2002                                                   -4.22%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lazard Small-Cap Value Series                        8/12/2002                                                   -2.12%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lazard U.S. Multi-Cap Series                         8/12/2002                                                   0.50%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lord Abbett Bond-Debenture Series                    8/12/2002                                                   6.36%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lord Abbett Large-Cap Value Series                   8/12/2002                                                   -0.76%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lord Abbett Mid-Cap Value Series                     8/12/2002                                                   0.04%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-MFS Investors Growth Stock Series                    12/15/1999      -28.84%                                    -19.81%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-MFS Investors Trust Series                           10/29/2001      -20.79%                                    -15.07%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-MFS Value Series                                     10/29/2001      -13.84%                                     -7.65%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Northern Dow 30 Series                               12/15/1999      -15.50%                                     -8.25%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Northern Nasdaq-100 Index(R) Series                  8/15/2000       -37.58%                                    -42.87%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Oakhurst Growth & Income Series                       3/2/1998       -22.51%                                     -1.34%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Oakhurst Strategic Allocation Series                 9/17/1984       -11.58%        4.02%         7.57%          10.60%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Sanford Bernstein Global Value Series                11/20/2000      -14.47%                                     -8.36%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                3/2/1998        -8.55%                                     0.92%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Sanford Bernstein Small-Cap Value Series             11/20/2000       -8.54%                                     5.82%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Seneca Mid-Cap Growth Series                          3/2/1998       -32.50%                                     0.36%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Seneca Strategic Theme Series                        1/29/1996       -34.98%        -1.27%                       2.83%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-State Street Research Small-Cap Growth Series        8/12/2002                                                   0.85%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
AIM V.I. Capital Appreciation Fund                            5/5/1993       -24.36%        -2.26%                       7.32%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
AIM V.I. Premier Equity Fund                                  5/5/1993       -30.26%        -2.19%                       7.84%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Alger American Leveraged AllCap Portfolio                    1/25/1995       -33.91%        3.25%                        13.56%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Federated Fund For U.S. Government Securities II             3/28/1994        9.05%         6.75%                        6.60%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Federated High Income Bond Fund II                            3/1/1994        1.39%         -0.35%                       4.56%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
VIP Contrafund(R) Portfolio                                  11/3/1997        -9.42%        3.62%                        3.44%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
VIP Growth Opportunities Portfolio                           11/3/1997       -21.92%        -6.42%                       -5.48%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
VIP Growth Portfolio                                         11/3/1997       -30.20%        -0.46%                       -0.36%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Mutual Shares Securities Fund                                11/8/1996       -11.81%        3.92%                        6.50%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Templeton Foreign Securities Fund                            5/11/1992       -18.56%        -2.14%        7.65%          6.51%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Templeton Growth Securities Fund                             3/15/1994       -18.49%        1.41%                        6.21%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Scudder VIT EAFE(R) Equity Index Fund                        8/22/1997       -21.60%        -5.25%                       -6.10%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Scudder VIT Equity 500 Index Fund                            10/1/1997       -22.31%        -0.83%                       -0.43%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Technology Portfolio                                         11/30/1999      -48.97%                                    -36.42%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Wanger Foreign Forty                                          2/1/1999       -15.29%                                     3.07%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Wanger International Small Cap                                5/1/1995       -13.83%        5.22%                        11.20%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Wanger Twenty                                                 2/1/1999        -7.62%                                     10.57%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Wanger U.S. Smaller Companies                                 5/1/1995       -16.81%        2.96%                        13.02%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

       The Dow Jones Industrial Average
       First Boston High Yield Index
       Salomon Brothers Corporate Index
       Salomon Brothers Government Bond Index
       The Standard & Poor's 500 Index (S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

       Lipper Analytical Services
       Morningstar, Inc.
       Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

       Barron's
       Business Week
       Changing Times
       Forbes
       Fortune
       Consumer Reports
       Investor's Business Daily
       Financial Planning
       Financial Services Weekly
       Money
       The New York Times
       Personal Investor
       Registered Representative
       U.S. News and World Report
       The Wall Street Journal

The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.


FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION
The ultimate effect of federal income taxes on values under the Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. This discussion is general in nature and is not intended as income tax advice. For complete information on federal and state income tax considerations, a qualified income tax advisor should be consulted. No attempt is made to consider any estate and inheritance taxes, or any state, local or other income tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

PHOENIX LIFE AND ANNUITY COMPANY'S INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, neither the Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life and Annuity Company.

Investment income and realized capital gains on the assets of the Account are automatically reinvested in the Account and affect the Account's value. We do not pay taxes on the dividends and realized capital gains of the Account. Due to our income tax status under current provisions of the Code, we make no charge to the Account for our federal income taxes attributable to the Account. We reserve the right to make a deduction for taxes under the following circumstances:

    o We determine that our federal income tax treatment differs from what we currently believe it to be;

    o A changes occur that affect the income tax treatment of our variable life insurance contracts; or

    o  A change occurs in our income tax status.

If we impose such a charge, it will equal the federal income taxes attributable to the investment results of the Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. See the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess of the total you receive including any outstanding loans, over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on "Modified Endowment Contracts" below.

If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered.

Consult with your income tax advisor before you make a partial withdrawal to determine the portion which could be subject to tax, and to determine the impact it might have under the new rules affecting modified endowment contracts.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult a tax advisor with respect to tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
The Code may impose additional restrictions on a policy owned by a business or by a corporation. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires 7 equal annual premiums to be "fully paid-up," providing a level death benefit with no further premiums. A policy becomes a modified endowment contract, if, at any time during the first 7 years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. We may return premiums with interest within 60 days of the end of the policy year, and if we do they will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST 7 YEARS
If you reduce the death benefit during the first 7 policy years, the 7-pay test will be re-calculated. The new test will reflect the new death benefit (and face amount) for both your policy and the hypothetical policy. All premiums you paid will be taken into account.

DISTRIBUTIONS AFFECTED
If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which it failed the test and thereafter. However, distributions made in anticipation of such failure (there is a presumption that distributions made within 2 years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the

7-pay test for 7 years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Taxable amounts from a modified endowment contract will be subject to an additional 10% excise tax, with certain exceptions. This additional tax may not apply:

[diamond] on or after the taxpayer attains age 59 1/2;

[diamond] if payments are attributable to the taxpayer's disability (within the meaning of Code Section 72(m)(7)); or

[diamond] if payments are made as a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the taxpayer (or for the lives or life expectancies of the taxpayer and his beneficiary).

MATERIAL CHANGES
If a policy undergoes a "material change" it must be re-determined whether or not it meets the 7-pay test. A "material change" could include:

[diamond] an increase in the death benefit;

[diamond] an increase in or addition of a qualified additional benefit; or

[diamond] a reduction or elimination of any additional rider benefit previously elected

The following are two exceptions that are not considered a material change as given above:

[diamond] An increase attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first 7 policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] The death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment (subject to regulations) based on an established broad-based index specified in the policy. This does not constitute a material change if:

          o the cost-of-living determination period does not exceed the remaining premium payment period; and

          o the cost-of-living increase is funded ratably over the remaining premium payment period.

A reduction in the death benefit is not considered a material change unless premium payments are also reduced.

A material change may occur at any time during the life of the policy, and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts.

Consult an income tax advisor about the consequences of purchasing of multiple modified endowment contracts within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), each series of the fund is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series assets are invested so that no more than:

[diamond] 55% is in any 1 investment
[diamond] 70% is in any 2 investments
[diamond] 80% is in any 3 investments
[diamond] 90% is in any 4 investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account; therefore, each series or portfolio of a fund will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified in that there is no limit on the investment that may be made in U.S. Treasury securities. For the purpose of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

The U.S. Treasury announced that the Diversification Regulations do not provide guidance concerning how you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement would provide. It is possible that we may need to modify the policy to comply with such future U.S. Treasury announcements. Therefore, we reserve the right to modify the policy as necessary to prevent you from being considered the owner of the assets of the Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the person insured or exchanging or assigning the policy may have tax consequences. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract without recognition of gain or loss, provided that no money or other property is received in the exchange, and that the same person is insured. An outstanding loan from the surrendered policy could be treated as the receipt of money on the exchange, resulting in possible tax consequences.

We recommend that you consult an income tax advisor before making such a change or exchange.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to such taxes.

WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.


VOTING RIGHTS
--------------------------------------------------------------------------------

We will vote the funds' shares held by a subaccount at all regular and special shareholder meetings of the funds. Such voting will be according to your instructions to the extent required by law. However, we may elect to vote fund shares at our own discretion should the 1940 Act or any regulation thereunder be amended, or if its present interpretation should change allowing us to do so.

We will determine the number of votes you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. Fractional shares will be recognized.

We will vote the shares for which we receive no timely instructions in the same proportion as the shares for which we do receive votes. When we receive instructions to abstain from voting on any item, we reduce the number of votes cast on that item accordingly.

You will receive proxy materials, reports and other materials related to the funds.

We may disregard voting instructions when required by state insurance regulatory authorities, if the instructions could cause a change in the sub-classification or investment objective of a portfolio or to approve or disapprove an investment advisory contract. We may also disregard voting instructions that would make changes to a portfolio's investment policies or investment advisor that violate state law or regulations. We may disregard voting instructions that would result in an adverse effect on our General Account or result in overly speculative or unsound investments contrary to state law. Should we ever disregard voting instructions, we will promptly report it to policy owners along with the reasons for doing so.


SAFEKEEPING OF THE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------

We hold the assets of the Account separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.


SALES OF POLICIES
--------------------------------------------------------------------------------

Policies may be purchased from registered representatives of W.S. Griffith & Co., Inc. ("WSG"), a New York corporation incorporated on August 7, 1970. WSG is licensed to sell PHL Variable insurance policies as well as annuity contracts and funds of companies affiliated with PHL Variable. WSG, a wholly owned Phoenix subsidiary, and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. PEPCO serves as national distributor of the policies pursuant to an underwriting agreement dated December 31, 1996. PEPCO, a Connecticut corporation incorporated on July 16, 1968, is a wholly owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a wholly owned subsidiary of Phoenix. PEPCO is located at 56 Prospect Street in Hartford, Connecticut.

Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. PHL Variable will pay a maximum total sales commission of 50% of premiums. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.

STATE REGULATION
--------------------------------------------------------------------------------

We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Insurance Commissioner. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation includes certain limitations on the investments we make, including investments for the Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------

We will furnish policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.


EXPERTS
--------------------------------------------------------------------------------


The financial statements of Phoenix Life and Annuity Variable Universal Life Account (Phoenix Corporate Edge) at December 31, 2002, and the results of their operations and the changes in their net assets for each of the periods indicated and the financial statements of Phoenix Life and Annuity Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

Matthew A. Swendiman, Counsel, and Brian Giantonio, Vice President, Tax and ERISA Counsel, Phoenix Life and Annuity Company, have provided advice on certain matters relating to the federal securities and income tax laws, respectively, in connection with the contracts described in this prospectus.

         PHOENIX LIFE AND ANNUITY
         VARIABLE UNIVERSAL LIFE ACCOUNT
         FINANCIAL STATEMENTS

         DECEMBER 31, 2002

--------------------------------------------------------------------------------
                                                    [LOGO OF PHOENIX] PHOENIX
                                                       WEALTH MANAGEMENT(R)

            PHOENIX
           CORPORATE
             EDGE

   V A R I A B L E  U N I V E R S A L  L I F E  A N N U A L  R E P O R T

                PHOENIX LIFE AND ANNUITY
                VARIABLE UNIVERSAL LIFE ACCOUNT
                DECEMBER 31, 2002

--------------------------------------------------------------------------------
L0268AR (C)2003 The Phoenix Companies, Inc.

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

                                     PHOENIX-            PHOENIX-
                                     ABERDEEN          ABERDEEN NEW          PHOENIX-AIM            PHOENIX-
                                   INTERNATIONAL          ASIA              MID-CAP EQUITY       DEUTSCHE DOW 30
                                    SUBACCOUNT          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                  ---------------     --------------       ----------------     -----------------
ASSETS
   Investment at cost             $        5,961       $       42,532       $        9,735       $       56,374
                                  ==============       ==============       ==============       ==============
   Investment at market           $        5,864       $       42,517       $        9,789       $       49,187
                                  --------------       --------------       --------------       --------------
      Total assets                         5,864               42,517                9,789               49,187
LIABILITIES
   Accrued expenses                          -                    -                    -                   -
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $        5,864       $       42,517       $        9,789       $       49,187
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding             2,489               13,459                3,437               20,483
                                  ==============       ==============       ==============       ==============
Unit value                        $     2.355787       $     3.159022       $     2.848426       $     2.401315
                                  ==============       ==============       ==============       ==============

                                     PHOENIX-                                                       PHOENIX-
                                     DEUTSCHE         PHOENIX-DUFF &           PHOENIX-          ENGEMANN SMALL
                                    NASDAQ-100          PHELPS REAL            ENGEMANN            & MID-CAP
                                     INDEX(R)        ESTATE SECURITIES      CAPITAL GROWTH           GROWTH
                                    SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                  --------------    -------------------    ----------------     -----------------
ASSETS
   Investment at cost             $       56,382       $       38,030       $       45,948       $       40,316
                                  ==============       ==============       ==============       ==============
   Investment at market           $       45,145       $       38,985       $       41,108       $       40,373
                                  --------------       --------------       --------------       --------------
      Total assets                        45,145               38,985               41,108               40,373
LIABILITIES
   Accrued expenses                          -                    -                    -                    -
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $       45,145       $       38,985       $       41,108       $       40,373
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding            25,587               11,169               20,810               24,868
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.764338       $     3.490594       $     1.975425       $     1.623482
                                  ==============       ==============       ==============       ==============

                                                         PHOENIX-                                 PHOENIX-J.P.
                                     PHOENIX-         GOODWIN MULTI-                                 MORGAN
                                   GOODWIN MONEY      SECTOR FIXED        PHOENIX-HOLLISTER         RESEARCH
                                      MARKET             INCOME             VALUE EQUITY         ENHANCED INDEX
                                    SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                  ---------------    ---------------     -------------------    ----------------
ASSETS
   Investment at cost             $    3,466,488       $       74,991       $       83,180       $      106,912
                                  ==============       ==============       ==============       ==============
   Investment at market           $    3,466,488       $       75,850       $       60,345       $       74,286
                                  --------------       --------------       --------------       --------------
      Total assets                     3,466,488               75,850               60,345               74,286
LIABILITIES
   Accrued expenses                           44                  -                    -                    -
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $    3,466,444       $       75,850       $       60,345       $       74,286
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding         1,072,843               22,336               28,639               40,076
                                  ==============       ==============       ==============       ==============
Unit value                        $     3.231081       $     3.395858       $     2.107121       $     1.853609
                                  ==============       ==============       ==============       ==============

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
                                  (CONTINUED)

                                                                            PHOENIX-LORD           PHOENIX-MFS
                                   PHOENIX-JANUS       PHOENIX-JANUS       ABBETT MID-CAP       INVESTORS GROWTH
                                  FLEXIBLE INCOME        GROWTH                VALUE                 STOCK
                                     SUBACCOUNT        SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                  ---------------     --------------       ----------------     -----------------
ASSETS
   Investment at cost             $      405,390       $      645,193       $        2,927       $        2,934
                                  ==============       ==============       ==============       ==============
   Investment at market           $      417,865       $      497,857       $        2,967       $        2,869
                                  --------------       --------------       --------------       --------------
      Total assets                       417,865              497,857                2,967                2,869
LIABILITIES
   Accrued expenses                            2                    1                  -                    -
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $      417,863       $      497,856       $        2,967       $        2,869
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding           113,794              377,570                  989                1,237
                                  ==============       ==============       ==============       ==============
Unit value                        $     3.672111       $     1.318580       $     3.001195       $     2.318455
                                  ==============       ==============       ==============       ==============

                                                                                                     PHOENIX-
                                                                               PHOENIX-              OAKHURST
                                    PHOENIX-MFS         PHOENIX-MFS        OAKHURST GROWTH           STRATEGIC
                                  INVESTORS TRUST         VALUE               AND INCOME            ALLOCATION
                                    SUBACCOUNT          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                  ---------------     --------------       ----------------     -----------------
ASSETS
   Investment at cost             $        4,908       $      121,160       $       23,339       $      139,557
                                  ==============       ==============       ==============       ==============
   Investment at market           $        4,932       $      118,852       $       19,302       $      131,476
                                  --------------       --------------       --------------       --------------
      Total assets                         4,932              118,852               19,302              131,476
LIABILITIES
   Accrued expenses                            1                  -                    -                    -
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $        4,931       $      118,852       $       19,302       $      131,476
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding             1,991               43,491                8,677               48,569
                                  ==============       ==============       ==============       ==============
Unit value                        $     2.477133       $     2.732773       $     2.224426       $     2.706974
                                  ==============       ==============       ==============       ==============

                                  PHOENIX-SANFORD     PHOENIX-SANFORD       PHOENIX-SANFORD
                                  BERNSTEIN GLOBAL    BERNSTEIN MID-        BERNSTEIN SMALL-      PHOENIX-SENECA
                                       VALUE             CAP VALUE             CAP VALUE          MID-CAP GROWTH
                                    SUBACCOUNT          SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                  ----------------    ---------------       ----------------     ----------------
ASSETS
        Investment at cost        $        2,227       $      147,850       $       474,079      $       487,060
                                  ==============       ==============       ===============      ===============
        Investment at market      $        2,283       $      123,167       $       390,104      $       372,781
                                  --------------       --------------       ---------------      ---------------
             Total assets                  2,283              123,167               390,104              372,781
LIABILITIES
        Accrued expenses                    -                     -                     -                     (1)
                                  --------------       --------------       ---------------      ---------------
NET ASSETS                        $        2,283       $      123,167       $       390,104      $       372,782
                                  ==============       ==============       ===============      ===============
Accumulation units outstanding               922               39,817               133,517              283,252
                                  ==============       ==============       ===============      ===============
Unit value                        $     2.475577       $     3.093331       $      2.921751      $      1.316080
                                  ==============       ==============       ===============      ===============

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
                                  (CONTINUED)

                                                       PHOENIX-STATE
                                                       STREET RESEARCH
                                  PHOENIX-SENECA         SMALL-CAP         AIM V.I. CAPITAL     AIM V.I. PREMIER
                                  STRATEGIC THEME         GROWTH             APPRECIATION            EQUITY
                                    SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                  ---------------     ---------------      ----------------     -----------------
ASSETS
   Investment at cost             $      306,795       $        2,043       $       22,758       $       55,680
                                  ==============       ==============       ==============       ==============
   Investment at market           $      205,275       $        2,015       $       21,318       $       48,261
                                  --------------       --------------       --------------       --------------
      Total assets                       205,275                2,015               21,318               48,261
LIABILITIES
   Accrued expenses                          -                    -                    -                    -
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $      205,275       $        2,015       $       21,318       $       48,261
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding           198,908                  666               10,085               24,410
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.032007       $     3.025429       $     2.113945       $     1.977112
                                  ==============       ==============       ==============       ==============

                                                      FEDERATED FUND
                                  ALGER AMERICAN         FOR U.S.           FEDERATED HIGH
                                     LEVERAGED         GOVERNMENT            INCOME BOND
                                      ALLCAP          SECURITIES II            FUND II          VIP CONTRAFUND(R)
                                    SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                  ---------------     --------------       ----------------     -----------------
ASSETS
   Investment at cost             $      248,477       $      141,398       $       40,434       $       59,501
                                  ==============       ==============       ==============       ==============
   Investment at market           $      194,507       $      146,781       $       39,744       $       57,801
                                  --------------       --------------       --------------       --------------
      Total assets                       194,507              146,781               39,744               57,801
LIABILITIES
   Accrued expenses                          -                    -                    -                    -
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $      194,507       $      146,781       $       39,744       $       57,801
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding           147,033               41,958               13,134               21,876
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.322879       $     3.498261       $     3.025976       $     2.642193
                                  ==============       ==============       ==============       ==============

                                                                                                   TEMPLETON
                                    VIP GROWTH                              MUTUAL SHARES           FOREIGN
                                   OPPORTUNITIES        VIP GROWTH            SECURITIES           SECURITIES
                                    SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                   -------------       -------------        --------------       --------------
ASSETS
   Investment at cost             $        3,226       $      302,176       $      430,891       $      108,435
                                  ==============       ==============       ==============       ==============
   Investment at market           $        3,220       $      286,123       $      390,574       $      102,473
                                  --------------       --------------       --------------       --------------
      Total assets                         3,220              286,123              390,574              102,473
LIABILITIES
   Accrued expenses                          -                      1                  -                    -
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $        3,220       $      286,122       $      390,574       $      102,473
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding             1,445              164,468              150,259               49,323
                                  ==============       ==============       ==============       ==============
Unit value                        $     2.228946       $     1.739680       $     2.599344       $     2.077600
                                  ==============       ==============       ==============       ==============

                       See Notes to Financial Statements

                     STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
                                  (CONTINUED)

                                     TEMPLETON         SCUDDER VIT
                                      GROWTH          EAFE(R) EQUITY          SCUDDER VIT
                                    SECURITIES            INDEX            EQUITY 500 INDEX        TECHNOLOGY
                                    SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                  ---------------     --------------       ----------------      --------------
ASSETS
   Investment at cost             $       69,511       $       80,891       $    1,077,418       $       55,848
                                  ==============       ==============       ==============       ==============
   Investment at market           $       64,124       $       56,510       $    1,039,156       $       20,688
                                  --------------       --------------       --------------       --------------
      Total assets                        64,124               56,510            1,039,156               20,688
LIABILITIES
   Accrued expenses                          -                    -                     (2)                 -
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $       64,124       $       56,510       $    1,039,158       $       20,688
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding            26,439               33,266              418,214               39,505
                                  ==============       ==============       ==============       ==============
Unit value                        $     2.425514       $     1.698731       $     2.484753       $     0.523672
                                  ==============       ==============       ==============       ==============

                                                          WANGER                                    WANGER U.S.
                                   WANGER FOREIGN      INTERNATIONAL                                 SMALLER
                                       FORTY             SMALL CAP           WANGER TWENTY          COMPANIES
                                     SUBACCOUNT          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                  ---------------     --------------       ----------------     -----------------
ASSETS
   Investment at cost             $       82,975       $       71,834       $      107,850       $      163,736
                                  ==============       ==============       ==============       ==============
   Investment at market           $       73,092       $       58,686       $      109,501       $      150,431
                                  --------------       --------------       --------------       --------------
      Total assets                        73,092               58,686              109,501              150,431
LIABILITIES
   Accrued expenses                          -                    -                    -                    -
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $       73,092       $       58,686       $      109,501       $      150,431
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding            43,045               35,334               36,320               59,273
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.698046       $     1.660900       $     3.014883       $     2.537935
                                  ==============       ==============       ==============       ==============

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                              PHOENIX-         PHOENIX-
                                                              ABERDEEN       ABERDEEN NEW       PHOENIX-AIM          PHOENIX-
                                                            INTERNATIONAL        ASIA          MID-CAP EQUITY     DEUTSCHE DOW 30
                                                            SUBACCOUNT(6)     SUBACCOUNT        SUBACCOUNT(8)       SUBACCOUNT
                                                           ---------------   --------------    ----------------   ----------------
Investment income
   Distributions                                           $          18      $        959      $         -        $         638
Expenses
   Mortality, expense risk and administrative charges                -                 -                  -                  -
                                                           -------------     -------------      -------------      -------------
Net investment income (loss)                                          18               959                -                  638
                                                           -------------     -------------      -------------      -------------
Net realized gain (loss) from share transactions                     (11)               17                  1                (71)
Net realized gain distribution from Fund                             -                 -                  -                   86
Net unrealized appreciation (depreciation) on investment             (97)              181                 54             (8,038)
                                                           -------------     -------------      -------------      -------------
Net gain (loss) on investment                                       (108)              198                 55             (8,023)
                                                           -------------     -------------      -------------      -------------
Net increase (decrease) in net assets resulting from
   operations                                              $         (90)     $      1,157      $          55      $      (7,385)
                                                           =============     =============      =============      =============

                                                              PHOENIX-                                                 PHOENIX-
                                                              DEUTSCHE        PHOENIX-DUFF &        PHOENIX-        ENGEMANN SMALL
                                                             NASDAQ-100        PHELPS REAL          ENGEMANN           & MID-CAP
                                                              INDEX(R)       ESTATE SECURITIES   CAPITAL GROWTH         GROWTH
                                                             SUBACCOUNT       SUBACCOUNT(2)       SUBACCOUNT(1)        SUBACCOUNT
                                                           ---------------   -----------------   ----------------   ---------------
Investment income
   Distributions                                           $         -        $         723       $         -       $         -
Expenses
   Mortality, expense risk and administrative charges                -                  -                   -                 -
                                                           -------------      -------------       -------------     -------------
Net investment income (loss)                                         -                  723                 -                 -
                                                           -------------      -------------       -------------     -------------
Net realized gain (loss) from share transactions                     (21)                 5                 (82)                5
Net realized gain distribution from Fund                             -                  215                 -                 -
Net unrealized appreciation (depreciation) on investment          (9,843)               955              (4,840)               58
                                                           -------------      -------------       -------------     -------------
Net gain (loss) on investment                                     (9,864)             1,175              (4,922)               63
                                                           -------------      -------------       -------------     -------------
Net increase (decrease) in net assets resulting from
   operations                                              $      (9,864)     $       1,898       $      (4,922)    $          63
                                                           =============      =============       =============     =============

                                                                                PHOENIX-                            PHOENIX-J.P.
                                                              PHOENIX-       GOODWIN MULTI-                            MORGAN
                                                            GOODWIN MONEY     SECTOR FIXED    PHOENIX-HOLLISTER       RESEARCH
                                                               MARKET            INCOME          VALUE EQUITY      ENHANCED INDEX
                                                             SUBACCOUNT        SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                                           ---------------   --------------   -----------------   -----------------
Investment income
   Distributions                                           $      31,722      $       3,102     $         582      $         709
Expenses
   Mortality, expense risk and administrative charges                (54)               -                 -                  -
                                                           -------------      -------------     -------------      -------------
Net investment income (loss)                                      31,776              3,102               582                709
                                                           -------------      -------------     -------------      -------------
Net realized gain (loss) from share transactions                     -                    2               (37)               (68)
Net realized gain distribution from Fund                             -                  -                 -                  -
Net unrealized appreciation (depreciation) on investment             -                1,655           (15,964)           (20,918)
                                                           -------------      -------------     -------------      -------------
Net gain (loss) on investment                                        -                1,657           (16,001)           (20,986)
Net increase (decrease) in net assets resulting from
   operations                                              $      31,776      $       4,759     $     (15,419)     $     (20,277)
                                                           =============      =============     =============      =============

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    FOR THE PERIOD ENDED DECEMBER 31, 2002
                                 (CONTINUED)

                                                                                                  PHOENIX-LORD       PHOENIX-MFS
                                                            PHOENIX-JANUS      PHOENIX-JANUS     ABBETT MID-CAP    INVESTORS GROWTH
                                                           FLEXIBLE INCOME        GROWTH              VALUE             STOCK
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT(9)     SUBACCOUNT(8)
                                                           ----------------   ----------------   ---------------   ----------------
Investment income
   Distributions                                           $      14,539      $         -         $           8     $         -
Expenses
   Mortality, expense risk and administrative charges                  2                  1                 -                 -
                                                           -------------      -------------       -------------     -------------
Net investment income (loss)                                      14,537                 (1)                  8               -
                                                           -------------      -------------       -------------     -------------
Net realized gain (loss) from share transactions                    (311)             1,287                   1               -
Net realized gain distribution from Fund                           1,349                -                   -                 -
Net unrealized appreciation (depreciation) on investment          14,717           (109,133)                 40               (65)
                                                           -------------      -------------       -------------     -------------
Net gain (loss) on investment                                     15,755           (107,846)                 41               (65)
Net increase (decrease) in net assets resulting from
   operations                                              $      30,292      $    (107,847)      $          49     $         (65)
                                                           =============      =============       =============     =============

                                                                                                                       PHOENIX-
                                                                                                     PHOENIX-          OAKHURST
                                                            PHOENIX-MFS        PHOENIX-MFS       OAKHURST GROWTH       STRATEGIC
                                                           INVESTORS TRUST        VALUE            AND INCOME          ALLOCATION
                                                            SUBACCOUNT(8)      SUBACCOUNT(7)       SUBACCOUNT          SUBACCOUNT
                                                           ---------------   -----------------   ----------------   ---------------
Investment income
   Distributions                                           $          18      $         844       $         163      $       2,643
Expenses
   Mortality, expense risk and administrative charges                  1                -                   -                  -
                                                           -------------      -------------       -------------     -------------
Net investment income (loss)                                          17                844                 163              2,643
                                                           -------------      -------------       -------------     -------------
Net realized gain (loss) from share transactions                       1                 38                   3                771
Net realized gain distribution from Fund                             -                  -                   -                  -
Net unrealized appreciation (depreciation) on investment              24             (2,308)             (5,045)            (8,499)
                                                           -------------      -------------       -------------     -------------
Net gain (loss) on investment                                         25             (2,270)             (5,042)            (7,728)
Net increase (decrease) in net assets resulting from
   operations                                              $          42      $      (1,426)      $      (4,879)     $      (5,085)
                                                           =============      =============       =============      =============

                                                           PHOENIX-SANFORD    PHOENIX-SANFORD    PHOENIX-SANFORD
                                                           BERNSTEIN GLOBAL    BERNSTEIN MID-    BERNSTEIN SMALL-   PHOENIX-SENECA
                                                               VALUE            CAP VALUE          CAP VALUE        MID-CAP GROWTH
                                                            SUBACCOUNT(10)      SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                           ----------------  -----------------   ----------------   --------------
Investment income
   Distributions                                           $          21     $         775        $       1,882      $         -
Expenses
   Mortality, expense risk and administrative charges                -                 -                    -                   (1)
                                                           -------------     -------------        -------------      -------------
Net investment income (loss)                                          21               775                1,882                  1
                                                           -------------     -------------        -------------      -------------
Net realized gain (loss) from share transactions                       1             6,198                1,573             (5,657)
Net realized gain distribution from Fund                             -               8,659               17,087                -
Net unrealized appreciation (depreciation) on investment              56           (29,705)             (84,737)          (100,030)
                                                           -------------     -------------        -------------      -------------
Net gain (loss) on investment                                         57           (14,848)             (66,077)          (105,687)
Net increase (decrease) in net assets resulting from
   operations                                              $          78     $     (14,073)       $     (64,195)     $    (105,686)
                                                           =============     =============        =============      =============

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    FOR THE PERIOD ENDED DECEMBER 31, 2002
                                 (CONTINUED)

                                                                              PHOENIX-STATE
                                                                             STREET RESEARCH
                                                           PHOENIX-SENECA       SMALL-CAP      AIM V.I. CAPITAL   AIM V.I. PREMIER
                                                           STRATEGIC THEME       GROWTH          APPRECIATION          EQUITY
                                                             SUBACCOUNT       SUBACCOUNT(9)      SUBACCOUNT(5)       SUBACCOUNT
                                                           ---------------   ----------------  ----------------   -----------------
Investment income
   Distributions                                           $         -        $         -         $         -      $         189
Expenses
   Mortality, expense risk and administrative charges                -                  -                   -                -
                                                           -------------      -------------       -------------    -------------
Net investment income (loss)                                         -                  -                   -                189
                                                           -------------      -------------       -------------    -------------
Net realized gain (loss) from share transactions                  (2,776)               -                    (9)             (22)
Net realized gain distribution from Fund                             -                  -                   -                -
Net unrealized appreciation (depreciation) on investment         (60,995)               (28)             (1,440)          (7,473)
                                                           -------------      -------------       -------------    -------------
Net gain (loss) on investment                                    (63,771)               (28)             (1,449)          (7,495)
Net increase (decrease) in net assets resulting from
   operations                                              $     (63,771)     $         (28)      $      (1,449)   $      (7,306)
                                                           =============      =============       =============    =============

                                                                              FEDERATED FUND
                                                           ALGER AMERICAN         FOR U.S.       FEDERATED HIGH
                                                              LEVERAGED         GOVERNMENT        INCOME BOND
                                                               ALLCAP          SECURITIES II        FUND II        VIP CONTRAFUND(R)
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                           ---------------   -----------------   ----------------  ----------------
Investment income
   Distributions                                           $          10      $       1,141       $       1,753     $         -
Expenses
   Mortality, expense risk and administrative charges                -                  -                   -                 -
                                                           -------------      -------------       -------------     -------------
Net investment income (loss)                                          10              1,141               1,753               -
                                                           -------------      -------------       -------------     -------------
Net realized gain (loss) from share transactions                 (16,459)                 2                  (2)              (29)
Net realized gain distribution from Fund                             -                  -                   -                 -
Net unrealized appreciation (depreciation) on investment         (45,183)             4,978                (705)           (1,700)
                                                           -------------      -------------       -------------     -------------
Net gain (loss) on investment                                    (61,642)             4,980                (707)           (1,729)
Net increase (decrease) in net assets resulting from
   operations                                              $     (61,632)     $       6,121       $       1,046     $      (1,729)
                                                           =============      =============       =============     =============

                                                                                                                      TEMPLETON
                                                             VIP GROWTH                           MUTUAL SHARES        FOREIGN
                                                           OPPORTUNITIES        VIP GROWTH         SECURITIES         SECURITIES
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                           ---------------   -----------------   ----------------   ---------------
Investment income
   Distributions                                           $         -        $          15       $         732      $           7
Expenses
   Mortality, expense risk and administrative charges                -                    1                 -                  -
                                                           -------------      -------------       -------------      -------------
Net investment income (loss)                                         -                   14                 732                  7
                                                           -------------      -------------       -------------      -------------
Net realized gain (loss) from share transactions                       6             (1,107)              1,227                 35
Net realized gain distribution from Fund                             -                  -                 1,815                -
Net unrealized appreciation (depreciation) on investment              (6)           (15,422)            (40,886)            (5,822)
                                                           -------------      -------------       -------------      -------------
Net gain (loss) on investment                                        -              (16,529)            (37,844)            (5,787)
Net increase (decrease) in net assets resulting from
   operations                                              $         -        $     (16,515)      $     (37,112)     $      (5,780)
                                                           =============      =============       =============      =============

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    FOR THE PERIOD ENDED DECEMBER 31, 2002
                                 (CONTINUED)

                                                             TEMPLETON         SCUDDER VIT
                                                              GROWTH          EAFE(R) EQUITY        SCUDDER VIT
                                                             SECURITIES           INDEX          EQUITY 500 INDEX     TECHNOLOGY
                                                            SUBACCOUNT(3)       SUBACCOUNT         SUBACCOUNT(4)      SUBACCOUNT
                                                           ---------------   -----------------   ----------------   ---------------
Investment income
   Distributions                                           $          68      $         909       $      12,024      $         -
Expenses
   Mortality, expense risk and administrative charges                -                  -                  (641)               -
                                                           -------------      -------------       -------------      -------------
Net investment income (loss)                                          68                909              12,665                -
                                                           -------------      -------------       -------------      -------------
Net realized gain (loss) from share transactions                     469               (120)             (3,630)               (95)
Net realized gain distribution from Fund                              67                -                   -                  -
Net unrealized appreciation (depreciation) on investment          (5,387)           (14,298)            (38,262)           (13,930)
                                                           -------------      -------------       -------------      -------------
Net gain (loss) on investment                                     (4,851)           (14,418)            (41,892)           (14,025)
Net increase (decrease) in net assets resulting from
   operations                                              $      (4,783)     $     (13,509)      $     (29,227)     $     (14,025)
                                                           =============      =============       =============      =============

                                                                                 WANGER                               WANGER U.S.
                                                           WANGER FOREIGN     INTERNATIONAL                            SMALLER
                                                               FORTY             SMALL CAP        WANGER TWENTY       COMPANIES
                                                             SUBACCOUNT         SUBACCOUNT         SUBACCOUNT(2)      SUBACCOUNT
                                                           ---------------   -----------------   ----------------   ---------------
Investment income
   Distributions                                           $         -        $         -         $         -        $         -
Expenses
   Mortality, expense risk and administrative charges                -                  -                   -                  -
                                                           -------------      -------------       -------------      -------------
Net investment income (loss)                                         -                  -                   -                  -
                                                           -------------      -------------       -------------      -------------
Net realized gain (loss) from share transactions                     (14)                 1                  12                 (3)
Net realized gain distribution from Fund                             -                  -                   -                  -
Net unrealized appreciation (depreciation) on investment          (3,253)            (3,061)              1,651            (14,201)
                                                           -------------      -------------       -------------      -------------
Net gain (loss) on investment                                     (3,267)            (3,060)              1,663            (14,204)
Net increase (decrease) in net assets resulting from
   operations                                              $      (3,267)     $      (3,060)      $       1,663      $     (14,204)
                                                           =============      =============       =============      =============

Footnotes for Statements of Operations
For period ended December 31, 2002

(1)  From inception February 6, 2002 to December 31, 2002.
(2)  From inception March 5, 2002 to December 31, 2002.
(3)  From inception March 20, 2002 to December 31, 2002.
(4)  From inception April 19, 2002 to December 31, 2002.
(5)  From inception June 13, 2002 to December 31, 2002.
(6)  From inception August 8, 2002 to December 31, 2002.
(7)  From inception August 15, 2002 to December 31, 2002.
(8)  From inception September 5, 2002 to December 31, 2002.
(9)  From inception September 18, 2002 to December 31, 2002.
(10) From inception October 25, 2002 to December 31, 2002.

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                             PHOENIX-                               PHOENIX-
                                                                             DEUTSCHE                            ENGEMANN SMALL
                                        PHOENIX-           PHOENIX-          NASDAQ-100          PHOENIX-          & MID-CAP
                                      ABERDEEN NEW      DEUTSCHE DOW 30       INDEX(R)        ENGEMANN NIFTY         GROWTH
                                     ASIA SUBACCOUNT     SUBACCOUNT(4)      SUBACCOUNT(2)    FIFTY SUBACCOUNT     SUBACCOUNT(1)
                                     ---------------   ----------------    ---------------   ----------------    ---------------
Investment income
  Distributions                       $         514      $         366       $         -        $         -       $           1
Expenses
  Mortality, expense risk and
    administrative charges                      -                  -                   -                  -                 -
                                      -------------      -------------       -------------      -------------     -------------
Net investment income (loss)                    514                366                 -                  -                   1
                                      -------------      -------------       -------------      -------------     -------------
Net realized gain (loss) from
  share transactions                            (10)               -                 3,650                (12)              -
Net realized gain distribution
  from Fund                                     -                   87                 -                  -                 -
Net unrealized appreciation
  (depreciation) on investment                 (216)               851              (1,394)            (6,110)               (1)
                                      -------------      -------------       -------------      -------------     -------------
Net gain (loss) on investment                  (226)               938               2,256             (6,122)               (1)
Net increase (decrease) in net
  assets resulting from operations    $         288      $       1,304       $       2,256      $      (6,122)    $         -
                                      =============      =============       =============      =============     =============

                                         PHOENIX-                             PHOENIX-
                                      FEDERATED U.S.        PHOENIX-       GOODWIN MULTI-                          PHOENIX-J.P.
                                       GOVERNMENT        GOODWIN MONEY      SECTOR FIXED    PHOENIX-HOLLISTER    MORGAN RESEARCH
                                          BOND              MARKET             INCOME          VALUE EQUITY      ENHANCED INDEX
                                      SUBACCOUNT(3)       SUBACCOUNT        SUBACCOUNT(4)       SUBACCOUNT         SUBACCOUNT
                                     ---------------   ----------------    ---------------  -----------------    ---------------
Investment income
  Distributions                       $         -        $      13,990       $       1,038      $         458     $         555
Expenses
  Mortality, expense risk and
    administrative charges                      -                   98                 -                  -                 -
                                      -------------      -------------       -------------      -------------     -------------
Net investment income (loss)                    -               13,892               1,038                458               555
                                      -------------      -------------       -------------      -------------     -------------
Net realized gain (loss) from
  share transactions                              5                -                   -                   (4)              (16)
Net realized gain distribution
  from Fund                                     -                  -                   -                  251               467
Net unrealized appreciation
  (depreciation) on investment                  -                  -                  (796)            (7,965)          (10,149)
                                      -------------      -------------       -------------      -------------     -------------
Net gain (loss) on investment                     5                -                  (796)            (7,718)           (9,698)
Net increase (decrease) in net
  assets resulting from operations    $           5      $      13,892       $         242      $      (7,260)    $      (9,143)
                                      =============      =============       =============      =============     =============

                                                                                                                    PHOENIX-
                                                                                                 PHOENIX-           OAKHURST
                                      PHOENIX-JANUS     PHOENIX-JANUS       PHOENIX-JANUS    OAKHURST GROWTH       STRATEGIC
                                       CORE EQUITY     FLEXIBLE INCOME         GROWTH          AND INCOME          ALLOCATION
                                       SUBACCOUNT        SUBACCOUNT          SUBACCOUNT       SUBACCOUNT(4)       SUBACCOUNT(1)
                                     ---------------   ----------------    ---------------   ----------------    ---------------
Investment income
  Distributions                       $       1,274      $       6,920       $         -        $          68     $         177
Expenses
  Mortality, expense risk and
    administrative charges                      -                  -                   -                  -                 -
                                      -------------      -------------       -------------      -------------     -------------
Net investment income (loss)                  1,274              6,920                 -                   68               177
                                      -------------      -------------       -------------      -------------     -------------
Net realized gain (loss) from
  share transactions                           (349)               133                 543                -                 -
Net realized gain distribution
  from Fund                                     -                1,543                 -                  -                  38
Net unrealized appreciation
  (depreciation) on investment               (4,002)            (2,143)            (21,255)             1,008               418
                                      -------------      -------------       -------------      -------------     -------------
Net gain (loss) on investment                (4,351)              (467)            (20,712)             1,008               456
Net increase (decrease) in net
  assets resulting from operations    $      (3,077)     $       6,453       $     (20,712)     $       1,076     $         633
                                      =============      =============       =============      =============     =============

                                     PHOENIX-SANFORD   PHOENIX-SANFORD
                                      BERNSTEIN MID-   BERNSTEIN SMALL-     PHOENIX-SENECA    PHOENIX-SENECA
                                        CAP VALUE        CAP VALUE         MID-CAP GROWTH    STRATEGIC THEME     AIM V.I. VALUE
                                      SUBACCOUNT(2)     SUBACCOUNT(2)        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(5)
                                     ---------------   ----------------    ---------------   ----------------    ---------------
Investment income
  Distributions                       $         606      $         447       $         -        $         -       $           26
Expenses
  Mortality, expense risk and
    administrative charges                      -                  -                   -                    1               -
                                      -------------      -------------       -------------      -------------     -------------
Net investment income (loss)                    606                447                 -                   (1)               26
                                      -------------      -------------       -------------      -------------     -------------
Net realized gain (loss) from
  share transactions                              1                -                (1,369)              (506)              -
Net realized gain distribution
  from Fund                                     351                833                 -                2,336               396
Net unrealized appreciation
  (depreciation) on investment                5,022                762             (11,860)            (9,390)               54
                                      -------------      -------------       -------------      -------------     -------------
Net gain (loss) on investment                 5,374              1,595             (13,229)            (7,560)              450
Net increase (decrease) in net
  assets resulting from operations    $       5,980      $       2,042       $     (13,229)     $      (7,561)    $         476
                                      =============      =============       =============      =============     =============

                                                                           FEDERATED FUND
                                     ALGER AMERICAN     DEUTSCHE VIT           FOR U.S.       FEDERATED HIGH
                                     LEVERAGED ALLCAP   EAFE(R) EQUITY       GOVERNMENT        INCOME BOND        VIP GROWTH
                                        PORTFOLIO          INDEX            SECURITIES II         FUND II          PORTFOLIO
                                       SUBACCOUNT        SUBACCOUNT         SUBACCOUNT(1)      SUBACCOUNT(6)      SUBACCOUNT(1)
                                     ---------------   ----------------    ---------------   ----------------    ---------------
Investment income
  Distributions                       $         -        $         -         $         211      $         -       $         -
Expenses
  Mortality, expense risk and
    administrative charges                      -                  -                   -                  -                 -
                                      -------------      -------------       -------------      -------------     -------------
Net investment income (loss)                    -                  -                   211                -                 -
                                      -------------      -------------       -------------      -------------     -------------
Net realized gain (loss)
  from share transactions                      (218)                (8)                 86                -                  (6)
Net realized gain distribution
  from Fund                                   1,116                -                   -                  -                  63
Net unrealized appreciation
  (depreciation) on investment               (5,704)            (9,644)                405                 15              (631)
                                      -------------      -------------       -------------      -------------     -------------
Net gain (loss) on investment                (4,806)            (9,652)                491                 15              (574)
Net increase (decrease) in net
  assets resulting from operations    $      (4,806)     $      (9,652)      $         702      $          15     $        (574)
                                      =============      =============       =============      =============     =============

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    FOR THE PERIOD ENDED DECEMBER 31, 2002
                                 (CONTINUED)

                                                         TEMPLETON                                                  WANGER
                                      MUTUAL SHARES    INTERNATIONAL         TECHNOLOGY                          INTERNATIONAL
                                       SECURITIES       SECURITIES           PORTFOLIO       WANGER FOREIGN        SMALL CAP
                                      SUBACCOUNT(5)     SUBACCOUNT(1)        SUBACCOUNT      FORTY SUBACCOUNT      SUBACCOUNT
                                     ---------------   ----------------    ---------------   ----------------    ---------------
Investment income
  Distributions                       $         -        $          11       $         -        $          17     $         -
Expenses
  Mortality, expense risk and
    administrative charges                      -                  -                     1                -                 -
                                      -------------      -------------       -------------      -------------     -------------
Net investment income (loss)                    -                   11                  (1)                17               -
                                      -------------      -------------       -------------      -------------     -------------
Net realized gain (loss) from
  share transactions                              1                -               (10,203)               (13)              -
Net realized gain distribution
  from Fund                                     -                   83                 -                1,113             4,458
Net unrealized appreciation
  (depreciation) on investment                  569               (140)            (15,145)            (6,183)           (8,527)
                                      -------------      -------------       -------------      -------------     -------------
Net gain (loss) on investment                   570                (57)            (25,348)            (5,083)           (4,069)
Net increase (decrease) in net
  assets resulting from operations    $         570      $         (46)      $     (25,349)     $      (5,066)    $      (4,069)
                                      =============      =============       =============      =============     =============

                                        WANGER U.S.
                                        SMALL CAP
                                      SUBACCOUNT(3)
                                     ---------------
Investment income
  Distributions                       $         -
Expenses
  Mortality, expense risk and
    administrative charges                      -
                                      -------------
Net investment income (loss)                    -
                                      -------------
Net realized gain (loss) from
  share transactions                             (2)
Net realized gain distribution
  from Fund                                     -
Net unrealized appreciation
  (depreciation) on investment                  896
                                      -------------
Net gain (loss) on investment                   894
Net increase (decrease) in net
  assets resulting from operations    $         894
                                      =============

Footnotes for Statements of Operations
For the period ended December 31, 2001

(1)  From inception January 16 ,2001 to December 31, 2001
(2)  From inception July 27, 2001 to December 31, 2001
(3)  From inception September 5, 2001 to December 31, 2001
(4)  From inception September 10, 2001 to December 31, 2001
(5)  From inception November 2, 2001 to December 31, 2001
(6)  From inception November 12, 2001 to December 31, 2001

                       See Notes to Financial Statements

                            STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                                 ENGEMANN NIFTY FIFTY    SENECA MID-CAP      HOLLISTER VALUE EQUITY
                                                                     SUBACCOUNT(1)     GROWTH SUBACCOUNT(2)        SUBACCOUNT(2)
                                                                 --------------------  --------------------  ----------------------
Investment income
   Distributions                                                   $            -       $            -         $            135
Expenses
   Mortality, expense risk and administrative charges                           -                    -                      -
                                                                   ----------------     ----------------       ----------------
Net investment income (loss)                                                    -                    -                      135
                                                                   ----------------     ----------------       ----------------
Net realized gain (loss) from share transactions                                (37)                (110)                   (19)
Net realized gain distribution from Fund                                        -                  1,743                  2,031
Net unrealized appreciation (depreciation) on investment                     (1,200)              (2,389)                 1,094
                                                                   ----------------     ----------------       ----------------
Net gain (loss) on investment                                                (1,237)                (756)                 3,106
Net increase (decrease) in net assets resulting from operations    $         (1,237)    $           (756)      $          3,241
                                                                   ================     ================       ================

                                                                  ABERDEEN NEW ASIA    SENECA STRATEGIC
                                                                     SUBACCOUNT(2)     THEME SUBACCOUNT(3)
                                                                  -----------------    ------------------
Investment income
   Distributions                                                   $            314     $            -
Expenses
   Mortality, expense risk and administrative charges                           -                    -
                                                                   ----------------     ----------------
Net investment income (loss)                                                    314                  -
                                                                   ----------------     ----------------
Net realized gain (loss) from share transactions                                (10)                (160)
Net realized gain distribution from Fund                                        -                  9,695
Net unrealized appreciation (depreciation) on investment                         20              (31,135)
                                                                   ----------------     ----------------
Net gain (loss) on investment                                                    10              (21,600)
Net increase (decrease) in net assets resulting from operations    $            324     $        (21,600)
                                                                   ================     ================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    FOR THE PERIOD ENDED DECEMBER 31, 2002
                                 (CONTINUED)

                                                                                       J.P. MORGAN RESEARCH
                                                                    GOODWIN MONEY         ENHANCED INDEX
                                                                 MARKET SUBACCOUNT(4)      SUBACCOUNT(2)
                                                                 --------------------  --------------------
Investment income                                                  $          8,199     $            222
Expenses
   Mortality, expense risk and administrative charges                           -                    -
                                                                   ----------------     ----------------
Net investment income (loss)                                                  8,199                  222
                                                                   ----------------     ----------------
Net realized gain (loss) from share transactions                                -                    (61)
Net realized gain distribution from Fund                                        -                    487
Net unrealized appreciation (depreciation) on investment                        -                 (1,569)
                                                                   ----------------     ----------------
Net gain (loss) on investment                                                   -                 (1,133)
Net increase (decrease) in net assets resulting from operations    $          8,199     $           (911)
                                                                   ================     ================

                                                                 WANGER INTERNATIONAL
                                                                       SMALL CAP       WANGER FOREIGN FORTY
                                                                    SUBACCOUNT(2)           SUBACCOUNT(2)
                                                                 -------------------   --------------------
Investment income
   Distributions                                                   $            -       $            -
Expenses
   Mortality, expense risk and administrative charges                           -                    -
                                                                   ----------------     ----------------
Net investment income (loss)                                                    -                    -
                                                                   ----------------     ----------------
Net realized gain (loss) from share transactions                                 (6)                  (6)
Net realized gain distribution from Fund                                        -                    -
Net unrealized appreciation (depreciation) on investment                     (1,560)                (447)
                                                                   ----------------     ----------------
Net gain (loss) on investment                                                (1,566)                (453)
Net increase (decrease) in net assets resulting from operations    $         (1,566)    $           (453)
                                                                   ================     ================

                       See Notes to Financial Statements

                           STATEMENTS OF OPERATIONS
                    FOR THE PERIOD ENDED DECEMBER 31, 2002
                                 (CONTINUED)

                                                                  EAFE EQUITY INDEX    JANUS EQUITY INCOME      JANUS GROWTH
                                                                     SUBACCOUNT(2)         SUBACCOUNT(3)        SUBACCOUNT(3)
                                                                  -----------------    -------------------      -------------
Investment income
   Distributions                                                   $            -       $            437       $            103
Expenses
   Mortality, expense risk and administrative charges                           -                    -                      -
                                                                   ----------------     ----------------       ----------------
Net investment income (loss)                                                    -                    437                    103
                                                                   ----------------     ----------------       ----------------
Net realized gain (loss) from share transactions                                 10                  (74)                   (46)
Net realized gain distribution from Fund                                        473                  -                      -
Net unrealized appreciation (depreciation) on investment                       (439)              (6,353)               (16,948)
                                                                   ----------------     ----------------       ----------------
Net gain (loss) on investment                                                    44               (6,427)               (16,994)
Net increase (decrease) in net assets resulting from operations    $             44     $         (5,990)      $        (16,891)
                                                                   ================     ================       ================

                                                                    MORGAN STANLEY                              ALGER AMERICAN
                                                                 TECHNOLOGY PORTFOLIO  JANUS FLEXIBLE INCOME  LEVERAGED ALL-CAP
                                                                    SUBACCOUNT(2)          SUBACCOUNT(3)        SUBACCOUNT(2)
                                                                 --------------------  ---------------------  -----------------
Investment income
   Distributions                                                   $            -       $          3,096       $            -
Expenses
   Mortality, expense risk and administrative charges                           -                    -                      -
                                                                   ----------------     ----------------       ----------------
Net investment income (loss)                                                    -                  3,096                    -
                                                                   ----------------     ----------------       ----------------
Net realized gain (loss) from share transactions                               (132)                  10                   (100)
Net realized gain distribution from Fund                                        -                    -                      -
Net unrealized appreciation (depreciation) on investment                     (6,085)                 (99)                (3,083)
                                                                   ----------------     ----------------       ----------------
Net gain (loss) on investment                                                (6,217)                 (89)                (3,183)
Net increase (decrease) in net assets resulting from operations    $         (6,217)    $          3,007       $         (3,183)
                                                                   ================     ================       ================

Footnotes for Statements of Operations
For the period ended December 31, 2000

(1)  From inception October 2, 2000 to December 31, 2000
(2)  From inception October 3, 2000 to December 31, 2000
(3)  From inception September 14, 2000 to December 31, 2000
(4)  From inception August 21, 2000 to December 31, 2000

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                    FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                         PHOENIX-            PHOENIX-
                                                         ABERDEEN          ABERDEEN NEW         PHOENIX-AIM            PHOENIX-
                                                       INTERNATIONAL           ASIA           MID-CAP EQUITY       DEUTSCHE DOW 30
                                                       SUBACCOUNT(6)        SUBACCOUNT         SUBACCOUNT(8)         SUBACCOUNT
                                                      ---------------     --------------      ----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                       $           18       $          959      $          -        $          638
   Net realized gain (loss)                                      (11)                  17                   1                  15
   Net unrealized appreciation (depreciation)                    (97)                 181                  54              (8,038)
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) resulting from operations             (90)               1,157                  55              (7,385)
                                                      --------------       --------------      --------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        6,580               18,283               6,826               5,549
   Participant transfers                                         -                    -                 2,947               9,347
   Participant withdrawals                                      (626)                (594)                (39)               (498)
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            5,954               17,689               9,734              14,398
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) in net assets                       5,864               18,846               9,789               7,013
NET ASSETS
   Beginning of period                                           -                 23,671                 -                42,174
                                                      --------------       --------------      --------------      --------------
   End of period                                      $        5,864       $       42,517      $        9,789      $       49,187
                                                      ==============       ==============      ==============      ==============

                                                         PHOENIX-                                                    PHOENIX-
                                                         DEUTSCHE        PHOENIX-DUFF &         PHOENIX-          ENGEMANN SMALL
                                                        NASDAQ-100         PHELPS REAL         ENGEMANN             & MID-CAP
                                                         INDEX(R)       ESTATE SECURITIES    CAPITAL GROWTH          GROWTH
                                                        SUBACCOUNT        SUBACCOUNT(2)       SUBACCOUNT(1)         SUBACCOUNT
                                                      ---------------   -----------------    ----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                       $          -         $          723      $          -        $          -
   Net realized gain (loss)                                      (21)                 220                 (82)                  5
   Net unrealized appreciation (depreciation)                 (9,843)                 955              (4,840)                 58
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) resulting from operations          (9,864)               1,898              (4,922)                 63
                                                      --------------       --------------      --------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          -                 21,152              33,543              22,971
   Participant transfers                                      33,896               15,193              15,502              10,057
   Participant withdrawals                                      (612)                 742              (3,015)               (156)
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                           33,284               37,087              46,030              32,872
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) in net assets                      23,420               38,985              41,108              32,935
NET ASSETS
   Beginning of period                                        21,725                  -                   -                 7,438
                                                      --------------       --------------      --------------      --------------
   End of period                                      $       45,145       $       38,985      $       41,108      $       40,373
                                                      ==============       ==============      ==============      ==============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                    FOR THE PERIOD ENDED DECEMBER 31, 2002
                                 (CONTINUED)

                                                                             PHOENIX-                               PHOENIX-J.P.
                                                         PHOENIX-         GOODWIN MULTI-                              MORGAN
                                                      GOODWIN MONEY       SECTOR FIXED        PHOENIX-HOLLISTER      RESEARCH
                                                          MARKET             INCOME             VALUE EQUITY       ENHANCED INDEX
                                                        SUBACCOUNT          SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                      ---------------     --------------      ----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                       $       31,776       $        3,102      $          582      $          709
   Net realized gain (loss)                                      -                      2                 (37)                (68)
   Net unrealized appreciation (depreciation)                    -                  1,655             (15,964)            (20,918)
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) resulting from operations          31,776                4,759             (15,419)            (20,277)
                                                      --------------       --------------      --------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                    4,700,981                6,911               7,573               4,801
   Participant transfers                                  (1,796,840)              38,401               2,370              10,000
   Participant withdrawals                                  (203,435)                (402)             (1,708)             (2,505)
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                        2,700,706               44,910               8,235              12,296
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) in net assets                   2,732,482               49,669              (7,184)             (7,981)
NET ASSETS
   Beginning of period                                       733,962               26,181              67,529              82,267
                                                      --------------       --------------      --------------      --------------
   End of period                                      $    3,466,444       $       75,850      $       60,345      $       74,286
                                                      ==============       ==============      ==============      ==============

                                                                                               PHOENIX-LORD         PHOENIX-MFS
                                                      PHOENIX-JANUS       PHOENIX-JANUS        ABBETT MID-CAP     INVESTORS GROWTH
                                                      FLEXIBLE INCOME        GROWTH                VALUE               STOCK
                                                        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT(9)        SUBACCOUNT(8)
                                                      ---------------     --------------      ----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                       $       14,537       $           (1)     $            8      $          -
   Net realized gain (loss)                                    1,038                1,287                   1                 -
   Net unrealized appreciation (depreciation)                 14,717             (109,133)                 40                 (65)
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) resulting from operations          30,292             (107,847)                 49                 (65)
                                                      --------------       --------------      --------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      221,818              221,194                 -                   -
   Participant transfers                                        (617)             214,279               2,918               2,947
   Participant withdrawals                                   (43,214)             (60,795)                -                   (13)
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                         177,987              374,678               2,918               2,934
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) in net assets                     208,279              266,831               2,967               2,869
NET ASSETS
   Beginning of period                                       209,584              231,025                 -                   -
                                                      --------------       --------------      --------------      --------------
   End of period                                      $      417,863       $      497,856      $        2,967      $        2,869
                                                      ==============       ==============      ==============      ==============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                    FOR THE PERIOD ENDED DECEMBER 31, 2002
                                 (CONTINUED)

                                                                                                                      PHOENIX-
                                                                                                  PHOENIX-           OAKHURST
                                                       PHOENIX-MFS          PHOENIX-MFS       OAKHURST GROWTH        STRATEGIC
                                                     INVESTORS TRUST          VALUE              AND INCOME          ALLOCATION
                                                      SUBACCOUNT(8)        SUBACCOUNT(7)         SUBACCOUNT          SUBACCOUNT
                                                     ----------------     --------------      ----------------     --------------
FROM OPERATIONS
   Net investment income (loss)                       $           17       $          844      $          163      $        2,643
   Net realized gain (loss)                                        1                   38                   3                 771
   Net unrealized appreciation (depreciation)                     24               (2,308)             (5,045)             (8,499)
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) resulting from operations              42               (1,426)             (4,879)             (5,085)
                                                      --------------       --------------      --------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          -                106,263               4,666              83,209
   Participant transfers                                       4,912               13,912                 182              32,051
   Participant withdrawals                                       (23)                 103                (220)             (1,207)
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            4,889              120,278               4,628             114,053
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) in net assets                       4,931              118,852                (251)            108,968
NET ASSETS
   Beginning of period                                           -                    -                19,553              22,508
                                                      --------------       --------------      --------------      --------------
   End of period                                      $        4,931       $      118,852      $       19,302      $      131,476
                                                      ==============       ==============      ==============      ==============

                                                      PHOENIX-SANFORD     PHOENIX-SANFORD     PHOENIX-SANFORD
                                                      BERNSTEIN GLOBAL     BERNSTEIN MID-     BERNSTEIN SMALL-       PHOENIX-SENECA
                                                          VALUE             CAP VALUE            CAP VALUE          MID-CAP GROWTH
                                                       SUBACCOUNT(10)       SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                                      ----------------    ---------------     ----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                       $           21       $          775      $        1,882      $            1
   Net realized gain (loss)                                        1               14,857              18,660              (5,657)
   Net unrealized appreciation (depreciation)                     56              (29,705)            (84,737)           (100,030)
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) resulting from operations              78              (14,073)            (64,195)           (105,686)
                                                      --------------       --------------      --------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          -                111,336             450,574             423,056
   Participant transfers                                       2,228              (55,103)            (67,983)             18,380
   Participant withdrawals                                       (23)              (1,900)             (4,599)             (1,628)
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            2,205               54,333             377,992             439,808
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) in net assets                       2,283               40,260             313,797             334,122
NET ASSETS
   Beginning of period                                           -                 82,907              76,307              38,660
                                                      --------------       --------------      --------------      --------------
   End of period                                      $        2,283       $      123,167      $      390,104      $      372,782
                                                      ==============       ==============      ==============      ==============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                    FOR THE PERIOD ENDED DECEMBER 31, 2002
                                 (CONTINUED)

                                                                          PHOENIX-STATE
                                                                         STREET RESEARCH
                                                      PHOENIX-SENECA        SMALL-CAP         AIM V.I. CAPITAL    AIM V.I. PREMIER
                                                      STRATEGIC THEME        GROWTH             APPRECIATION           EQUITY
                                                        SUBACCOUNT         SUBACCOUNT(9)        SUBACCOUNT(5)        SUBACCOUNT
                                                      ---------------     --------------      ----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                       $          -         $          -        $          -        $          189
   Net realized gain (loss)                                   (2,776)                 -                    (9)                (22)
   Net unrealized appreciation (depreciation)                (60,995)                 (28)             (1,440)             (7,473)
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) resulting from operations         (63,771)                 (28)             (1,449)             (7,306)
                                                      --------------       --------------      --------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      114,854                2,057              22,954               9,406
   Participant transfers                                      (7,365)                 -                   -                27,114
   Participant withdrawals                                   (31,320)                 (14)               (187)               (623)
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                           76,169                2,043              22,767              35,897
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) in net assets                      12,398                2,015              21,318              28,591
NET ASSETS
   Beginning of period                                       192,877                  -                   -                19,670
                                                      --------------       --------------      --------------      --------------
   End of period                                      $      205,275       $        2,015      $       21,318      $       48,261
                                                      ==============       ==============      ==============      ==============

                                                                          FEDERATED FUND
                                                       ALGER AMERICAN        FOR U.S.         FEDERATED HIGH
                                                         LEVERAGED         GOVERNMENT          INCOME BOND
                                                           ALLCAP         SECURITIES II           FUND II         VIP CONTRAFUND(R)
                                                         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                                      ---------------     --------------      ----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                       $           10       $        1,141      $        1,753      $          -
   Net realized gain (loss)                                  (16,459)                   2                  (2)                (29)
   Net unrealized appreciation (depreciation)                (45,183)               4,978                (705)             (1,700)
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) resulting from operations         (61,632)               6,121               1,046              (1,729)
                                                      --------------       --------------      --------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                      169,570               58,788               3,250              50,358
   Participant transfers                                      34,682               59,785              21,464               7,397
   Participant withdrawals                                    (2,806)              (1,343)               (960)              1,775
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                          201,446              117,230              23,754              59,530
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) in net assets                     139,814              123,351              24,800              57,801
NET ASSETS
   Beginning of period                                        54,693               23,430              14,944                 -
                                                      --------------       --------------      --------------      --------------
   End of period                                      $      194,507       $      146,781      $       39,744      $       57,801
                                                      ==============       ==============      ==============      ==============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                    FOR THE PERIOD ENDED DECEMBER 31, 2002
                                 (CONTINUED)

                                                                                                                     TEMPLETON
                                                        VIP GROWTH                             MUTUAL SHARES          FOREIGN
                                                      OPPORTUNITIES        VIP GROWTH            SECURITIES          SECURITIES
                                                        SUBACCOUNT         SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                                      ---------------     --------------      ----------------    -----------------
FROM OPERATIONS
   Net investment income (loss)                       $          -         $           14      $          732      $            7
   Net realized gain (loss)                                        6               (1,107)              3,042                  35
   Net unrealized appreciation (depreciation)                     (6)             (15,422)            (40,886)             (5,822)
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) resulting from operations             -                (16,515)            (37,112)             (5,780)
                                                      --------------       --------------      --------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                        3,113              239,725             387,102              78,982
   Participant transfers                                         363               42,293              37,100              28,809
   Participant withdrawals                                      (256)               9,764              (6,148)               (217)
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                            3,220              291,782             418,054             107,574
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) in net assets                       3,220              275,267             380,942             101,794
NET ASSETS
   Beginning of period                                           -                 10,855               9,632                 678
                                                      --------------       --------------      --------------      --------------
   End of period                                      $        3,220       $      286,122      $      390,574      $      102,472
                                                      ==============       ==============      ==============      ==============

                                                        TEMPLETON          SCUDDER VIT
                                                          GROWTH          EAFE(R) EQUITY        SCUDDER VIT
                                                        SECURITIES            INDEX          EQUITY 500 INDEX        TECHNOLOGY
                                                       SUBACCOUNT(3)        SUBACCOUNT         SUBACCOUNT(4)         SUBACCOUNT
                                                      ---------------     --------------      ----------------     --------------
FROM OPERATIONS
   Net investment income (loss)                       $           68       $          909      $       12,665      $          -
   Net realized gain (loss)                                      536                 (120)             (3,630)                (95)
   Net unrealized appreciation (depreciation)                 (5,387)             (14,298)            (38,262)            (13,930)
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) resulting from operations          (4,783)             (13,509)            (29,227)            (14,025)
                                                      --------------       --------------      --------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       45,363                4,801           1,279,530                 -
   Participant transfers                                      23,544                5,989                 -                10,000
   Participant withdrawals                                       -                 (1,471)           (211,145)               (550)
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                           68,907                9,319           1,068,385               9,450
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) in net assets                      64,124               (4,190)          1,039,158              (4,575)
NET ASSETS
   Beginning of period                                           -                 60,700                 -                25,263
                                                      --------------       --------------      --------------      --------------
   End of period                                      $       64,124       $       56,510      $    1,039,158      $       20,688
                                                      ==============       ==============      ==============      ==============

                       See Notes to Financial Statements

                      STATEMENTS OF CHANGES IN NET ASSETS
                    FOR THE PERIOD ENDED DECEMBER 31, 2002
                                 (CONTINUED)

                                                                             WANGER                                 WANGER U.S.
                                                      WANGER FOREIGN      INTERNATIONAL                              SMALLER
                                                          FORTY              SMALL CAP          WANGER TWENTY        COMPANIES
                                                        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT(2)        SUBACCOUNT
                                                      ---------------     --------------      ----------------     --------------
FROM OPERATIONS
   Net investment income (loss)                       $          -         $          -        $          -        $          -
   Net realized gain (loss)                                      (14)                   1                  12                  (3)
   Net unrealized appreciation (depreciation)                 (3,253)              (3,061)              1,651             (14,201)
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) resulting from operations          (3,267)              (3,060)              1,663             (14,204)
                                                      --------------       --------------      --------------      --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                       37,846               27,007             103,723             126,197
   Participant transfers                                      21,125               17,491                 -                25,826
   Participant withdrawals                                      (183)                (927)              4,115                 (13)
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                           58,788               43,571             107,838             152,010
                                                      --------------       --------------      --------------      --------------
   Net increase (decrease) in net assets                      55,521               40,511             109,501             137,806
NET ASSETS
   Beginning of period                                        17,571               18,175                 -                12,625
                                                      --------------       --------------      --------------      --------------
   End of period                                      $       73,092       $       58,686      $      109,501      $      150,431
                                                      ==============       ==============      ==============      ==============

Footnotes for Statements of Changes in Net Assets
For period ended December 31, 2002

(1)  From inception February 6, 2002 to December 31, 2002.
(2)  From inception March 5, 2002 to December 31, 2002.
(3)  From inception March 20, 2002 to December 31, 2002.
(4)  From inception April 19, 2002 to December 31, 2002.
(5)  From inception June 13, 2002 to December 31, 2002.
(6)  From inception August 8, 2002 to December 31, 2002.
(7)  From inception August 15, 2002 to December 31, 2002.
(8)  From inception September 5, 2002 to December 31, 2002.
(9)  From inception September 18, 2002 to December 31, 2002.
(10) From inception October 25, 2002 to December 31, 2002.

                       See Notes to Financial Statements

                     STATEMENTS OF CHANGES IN NET ASSETS
                    FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                                PHOENIX-                             PHOENIX-
                                                                                DEUTSCHE                          ENGEMANN SMALL
                                          PHOENIX-         PHOENIX-            NASDAQ-100         PHOENIX-          & MID-CAP
                                       ABERDEEN NEW     DEUTSCHE DOW 30         INDEX(R)       ENGEMANN NIFTY         GROWTH
                                      ASIA SUBACCOUNT    SUBACCOUNT(4)        SUBACCOUNT(2)   FIFTY SUBACCOUNT     SUBACCOUNT(1)
                                      ---------------   ----------------    ---------------   ----------------    ---------------
FROM OPERATIONS
   Net investment income (loss)        $         514      $         366       $         -        $         -       $           1
   Net realized gain (loss)                      (10)                87               3,650                (12)              -
   Net unrealized appreciation
     (depreciation)                             (216)               851              (1,394)            (6,110)               (1)
                                       -------------      -------------       -------------      -------------     -------------
   Net increase (decrease)
     resulting from operations                   288              1,304               2,256             (6,122)              -
                                       -------------      -------------       -------------      -------------     -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                          -               13,462              13,463                -               1,142
   Participant transfers                       9,023             27,445               6,044              9,023             6,358
   Participant withdrawals                      (150)               (37)                (38)               (92)              (62)
                                       -------------      -------------       -------------      -------------     -------------
   Net increase (decrease) in net
     assets resulting from
     participant transactions                  8,873             40,870              19,469              8,931             7,438
                                       -------------      -------------       -------------      -------------     -------------
   Net increase (decrease) in net
     assets                                    9,161             42,174              21,725              2,809             7,438
NET ASSETS
   Beginning of period                        14,510                -                   -               12,976               -
                                       -------------      -------------       -------------      -------------     -------------
   End of period                       $      23,671      $      42,174       $      21,725      $      15,785     $       7,438
                                       =============      =============       =============      =============     =============

                                          PHOENIX-                              PHOENIX-
                                       FEDERATED U.S.       PHOENIX-          GOODWIN MULTI-                         PHOENIX-J.P.
                                        GOVERNMENT       GOODWIN MONEY        SECTOR FIXED    PHOENIX-HOLLISTER    MORGAN RESEARCH
                                           BOND              MARKET              INCOME          VALUE EQUITY      ENHANCED INDEX
                                       SUBACCOUNT(3)       SUBACCOUNT         SUBACCOUNT(4)      SUBACCOUNT          SUBACCOUNT
                                      ---------------   ----------------    ---------------   -----------------    ---------------
FROM OPERATIONS
   Net investment income (loss)        $         -        $      13,892       $       1,038      $         458     $         555
   Net realized gain (loss)                        5                  -                  -                 247               451
   Net unrealized appreciation
     (depreciation)                              -                    -                (796)            (7,965)          (10,149)
                                       -------------      -------------       -------------      -------------     -------------
   Net increase (decrease)
     resulting from operations                     5             13,892                 242             (7,260)           (9,143)
                                       -------------      -------------       -------------      -------------     -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                          -              981,234               4,487              6,981            36,094
   Participant transfers                         -             (522,579)             21,467             36,524               -
   Participant withdrawals                        (5)           (20,261)                (15)              (329)             (540)
                                       -------------      -------------       -------------      -------------     -------------
   Net increase (decrease)
     in net assets resulting
     from participant transactions                (5)           438,394              25,939             43,176            35,554
                                       -------------      -------------       -------------      -------------     -------------
   Net increase (decrease) in net
     assets                                      -              452,286              26,181             35,916            26,411
NET ASSETS
   Beginning of period                           -              281,676                 -               31,613            55,856
                                       -------------      -------------       -------------      -------------     -------------
   End of period                       $         -        $     733,962       $      26,181      $      67,529     $      82,267
                                       =============      =============       =============      =============     =============

                                                                                                                      PHOENIX-
                                                                                                  PHOENIX-           OAKHURST
                                       PHOENIX-JANUS    PHOENIX-JANUS       PHOENIX-JANUS     OAKHURST GROWTH        STRATEGIC
                                        CORE EQUITY     FLEXIBLE INCOME        GROWTH           AND INCOME          ALLOCATION
                                        SUBACCOUNT        SUBACCOUNT          SUBACCOUNT       SUBACCOUNT(4)       SUBACCOUNT(1)
                                      ---------------   ----------------    ---------------   ----------------    ---------------
FROM OPERATIONS
   Net investment income (loss)        $       1,274      $       6,920       $         -        $          68     $         177
   Net realized gain (loss)                     (349)             1,676                 543                -                  38
   Net unrealized appreciation
     (depreciation)                           (4,002)            (2,143)            (21,255)             1,008               418
                                       -------------      -------------       -------------      -------------     -------------
   Net increase (decrease)
     resulting from operations                (3,077)             6,453             (20,712)             1,076               633
                                       -------------      -------------       -------------      -------------     -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                      134,735            135,847             141,386                -              18,834
   Participant transfers                         -                3,263              29,397             18,477             3,258
   Participant withdrawals                   (28,289)           (33,137)            (24,948)               -                (217)
                                       -------------      -------------       -------------      -------------     -------------
   Net increase (decrease) in net
     assets resulting from
     participant transactions                106,446            105,973             145,835             18,477            21,875
                                       -------------      -------------       -------------      -------------     -------------
   Net increase (decrease) in net
     assets                                  103,369            112,426             125,123             19,553            22,508
NET ASSETS
   Beginning of period                        88,455             97,158             105,902                -                 -
                                       -------------      -------------       -------------      -------------     -------------
   End of period                       $     191,824      $     209,584       $     231,025      $      19,553     $      22,508
                                       =============      =============       =============      =============     =============

                                      PHOENIX-SANFORD   PHOENIX-SANFORD
                                      BERNSTEIN MID-    BERNSTEIN SMALL-    PHOENIX-SENECA    PHOENIX-SENECA
                                        CAP VALUE         CAP VALUE         MID-CAP GROWTH    STRATEGIC THEME     AIM V.I. VALUE
                                      SUBACCOUNT(2)      SUBACCOUNT(2)        SUBACCOUNT         SUBACCOUNT       SUBACCOUNT(5)
                                      ---------------   ----------------    ---------------   ----------------    ---------------
FROM OPERATIONS
   Net investment income (loss)        $         606      $         447       $         -        $          (1)    $          26
   Net realized gain (loss)                      352                833              (1,369)             1,830               396
   Net unrealized appreciation
     (depreciation)                            5,022                762             (11,860)            (9,390)               54
                                       -------------      -------------       -------------      -------------     -------------
   Net increase (decrease)
     resulting from operations                 5,980              2,042             (13,229)            (7,561)              476
                                       -------------      -------------       -------------      -------------     -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                        6,981              4,296              24,393            135,011            13,271
   Participant transfers                      70,000             70,000                 -               16,753             5,979
   Participant withdrawals                       (54)               (31)               (210)           (22,997)              (56)
                                       -------------      -------------       -------------      -------------     -------------
   Net increase (decrease) in net
     assets resulting from
     participant transactions                 76,927             74,265              24,183            128,767            19,194
                                       -------------      -------------       -------------      -------------     -------------
   Net increase (decrease) in net
     assets                                   82,907             76,307              10,954            121,206            19,670
NET ASSETS
   Beginning of period                           -                  -                27,706             71,671               -
                                       -------------      -------------       -------------      -------------     -------------
   End of period                       $      82,907      $      76,307       $      38,660      $     192,877     $      19,670
                                       =============      =============       =============      =============     =============

                       See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                                             FEDERATED FUND
                                       ALGER AMERICAN      DEUTSCHE VIT         FOR U.S.        FEDERATED HIGH
                                      LEVERAGED ALLCAP    EAFE(R) EQUITY       GOVERNMENT         INCOME BOND        VIP GROWTH
                                          PORTFOLIO           INDEX           SECURITIES II         FUND II           PORTFOLIO
                                         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(1)      SUBACCOUNT(6)      SUBACCOUNT(1)
                                      ----------------   ----------------   ----------------   -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)        $         -        $         -         $         211      $        -         $         -
   Net realized gain (loss)                      898                 (8)                 86               -                    57
   Net unrealized appreciation
     (depreciation)                           (5,704)            (9,644)                405                 15               (631)
                                       -------------      -------------       -------------      -------------      -------------
   Net increase (decrease)
     resulting from operations                (4,806)            (9,652)                702                 15               (574)
                                       -------------      -------------       -------------      -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                       13,462              8,975              13,392              8,975              2,935
   Participant transfers                      21,036             33,264               9,630              5,979              8,589
   Participant withdrawals                      (269)              (274)               (294)               (25)               (95)
                                       -------------      -------------       -------------      -------------      -------------
   Net increase (decrease) in net
     assets resulting from
     participant transactions                 34,229             41,965              22,728             14,929             11,429
                                       -------------      -------------       -------------      -------------      -------------
   Net increase (decrease) in
     net assets                               29,423             32,313              23,430             14,944             10,855
NET ASSETS
   Beginning of period                        25,270             28,387                 -                  -                  -
                                       -------------      -------------       -------------      -------------      -------------
   End of period                       $      54,693      $      60,700       $      23,430      $      14,944      $      10,855
                                       =============      =============       =============      =============      =============

                                                             TEMPLETON                                                 WANGER
                                        MUTUAL SHARES      INTERNATIONAL       TECHNOLOGY                           INTERNATIONAL
                                         SECURITIES         SECURITIES         PORTFOLIO         WANGER FOREIGN       SMALL CAP
                                        SUBACCOUNT(5)      SUBACCOUNT(1)       SUBACCOUNT       FORTY SUBACCOUNT      SUBACCOUNT
                                      ----------------   ----------------   ----------------   -----------------  -----------------
FROM OPERATIONS
   Net investment income (loss)        $         -        $          11       $          (1)     $          17      $         -
   Net realized gain (loss)                        1                 83             (10,203)             1,100              4,458
   Net unrealized appreciation
     (depreciation)                              569               (140)            (15,145)            (6,183)            (8,527)
                                       -------------      -------------       -------------      -------------      -------------
   Net increase (decrease)
     resulting from operations                   570                (46)            (25,349)            (5,066)            (4,069)
                                       -------------      -------------       -------------      -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                        9,129                185              28,446                  -                185
   Participant transfers                         -                  550                 -                9,023              9,573
   Participant withdrawals                       (67)               (11)               (102)              (115)              (130)
                                       -------------      -------------       -------------      -------------      -------------
   Net increase (decrease) in net
     assets resulting from
     participant transactions                  9,062                724              28,344              8,908              9,628
                                       -------------      -------------       -------------      -------------      -------------
   Net increase (decrease) in
     net assets                                9,632                678               2,995              3,842              5,559
NET ASSETS
   Beginning of period                           -                  -                22,268             13,729             12,616
                                       -------------      -------------       -------------      -------------      -------------
   End of period                       $       9,632      $         678       $      25,263      $      17,571      $      18,175
                                       =============      =============       =============      =============      =============

                                          WANGER U.S.
                                          SMALL CAP
                                        SUBACCOUNT(3)
                                      ----------------
FROM OPERATIONS
   Net investment income (loss)        $         -
   Net realized gain (loss)                       (2)
   Net unrealized appreciation
     (depreciation)                              896
                                       -------------
   Net increase (decrease)
     resulting from operations                   894
                                       -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                        8,784
   Participant transfers                       2,989
   Participant withdrawals                       (42)
                                       -------------
   Net increase (decrease) in net
     assets resulting from
     participant transactions                 11,731
                                       -------------
   Net increase (decrease) in
     net assets                               12,625
NET ASSETS
   Beginning of period                           -
                                       -------------
   End of period                       $      12,625
                                       =============

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2001

(1) From inception January 16 ,2001 to December 31, 2001
(2) From inception July 27, 2001 to December 31, 2001
(3) From inception September 5, 2001 to December 31, 2001
(4) From inception September 10, 2001 to December 31, 2001
(5) From inception November 2, 2001 to December 31, 2001
(6) From inception November 12, 2001 to December 31, 2001

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                              ENGEMANN NIFTY FIFTY       SENECA MID-CAP      HOLLISTER VALUE EQUITY
                                                                  SUBACCOUNT(1)       GROWTH SUBACCOUNT(2)       SUBACCOUNT(2)
                                                              --------------------    -------------------    ----------------------
FROM OPERATIONS
   Net investment income (loss)                                 $             -         $             -         $             135
   Net realized gain (loss)                                                   (37)                  1,633                   2,012
   Net unrealized appreciation (depreciation)                              (1,200)                 (2,389)                  1,094
                                                                -----------------       -----------------       -----------------
   Net increase (decrease) resulting from operations                       (1,237)                   (756)                  3,241
                                                                -----------------       -----------------       -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                        37                     109                      19
   Participant transfers                                                   14,176                  28,353                  28,353
   Participant withdrawals                                                    -                       -                       -
                                                                -----------------       -----------------       -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                        14,213                  28,462                  28,372
                                                                -----------------       -----------------       -----------------
   Net increase (decrease) in net assets                                   12,976                  27,706                  31,613
NET ASSETS
   Beginning of period                                                        -                       -                       -
                                                                -----------------       -----------------       -----------------
   End of period                                                $          12,976       $          27,706       $          31,613
                                                                =================       =================       =================

                                                                ABERDEEN NEW ASIA      SENECA STRATEGIC          GOODWIN MONEY
                                                                  SUBACCOUNT(2)       THEME SUBACCOUNT(3)     MARKET SUBACCOUNT(4)
                                                               -------------------    -------------------     --------------------
FROM OPERATIONS
   Net investment income (loss)                                 $             314       $             -         $           8,199
   Net realized gain (loss)                                                   (10)                  9,535                     -
   Net unrealized appreciation (depreciation)                                  20                 (31,135)                    -
                                                                -----------------       -----------------       -----------------
   Net increase (decrease) resulting from operations                          324                 (21,600)                  8,199
                                                                -----------------       -----------------       -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                        10                 101,394                 563,150
   Participant transfers                                                   14,176                     -                  (284,368)
   Participant withdrawals                                                    -                    (8,123)                 (5,305)
                                                                -----------------       -----------------       -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                        14,186                  93,271                 273,477
                                                                -----------------       -----------------       -----------------
   Net increase (decrease) in net assets                                   14,510                  71,671                 281,676
NET ASSETS
   Beginning of period                                                        -                       -                       -
                                                                -----------------       -----------------       -----------------
   End of period                                                $          14,510       $          71,671       $         281,676
                                                                =================       =================       =================

                                                             J.P. MORGAN RESEARCH     WANGER INTERNATIONAL
                                                                 ENHANCED INDEX            SMALL CAP
                                                                  SUBACCOUNT(2)           SUBACCOUNT(2)
                                                             --------------------     --------------------
FROM OPERATIONS
   Net investment income (loss)                                 $             222       $              -
   Net realized gain (loss)                                                   426                      (6)
   Net unrealized appreciation (depreciation)                              (1,559)                 (1,560)
                                                                -----------------       -----------------
   Net increase (decrease) resulting from operations                         (911)                 (1,566)
                                                                -----------------       -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                        61                       6
   Participant transfers                                                   56,706                  14,176
   Participant withdrawals                                                    -                       -
                                                                -----------------       -----------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                        56,767                  14,182
                                                                -----------------       -----------------
   Net increase (decrease) in net assets                                   55,856                  12,616
NET ASSETS
   Beginning of period                                                        -                       -
                                                                -----------------       -----------------
   End of period                                                $          55,856       $          12,616
                                                                =================       =================

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                   (CONTINUED)

                                                    WANGER FOREIGN FORTY  EAFE EQUITY INDEX  JANUS EQUITY INCOME  JANUS GROWTH
                                                        SUBACCOUNT(2)       SUBACCOUNT(2)       SUBACCOUNT(3)     SUBACCOUNT(3)
                                                    --------------------  -----------------  -------------------  -------------
FROM OPERATIONS
   Net investment income (loss)                       $          -         $          -         $          437    $          103
   Net realized gain (loss)                                       (6)                 483                  (74)              (46)
   Net unrealized appreciation (depreciation)                   (447)                (439)              (6,353)          (16,948)
                                                      --------------       --------------       --------------    --------------
   Net increase (decrease) resulting from operations            (453)                  44               (5,990)          (16,891)
                                                      --------------       --------------       --------------    --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            6                  -                101,394           101,394
   Participant transfers                                      14,176               28,353                  -              28,230
   Participant withdrawals                                       -                    (10)              (6,949)           (6,831)
                                                      --------------       --------------       --------------    --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                           14,182               28,343               94,445           122,793
                                                      --------------       --------------       --------------    --------------
   Net increase (decrease) in net assets                      13,729               28,387               88,455           105,902
NET ASSETS
   Beginning of period                                             -                  -                    -                 -
                                                      --------------       --------------       --------------    --------------
   End of period                                      $       13,729       $       28,387       $       88,455    $      105,902
                                                      ==============       ==============       ==============    ==============

                                                       MORGAN STANLEY                                   ALGER AMERICAN
                                                    TECHNOLOGY PORTFOLIO     JANUS FLEXIBLE INCOME     LEVERAGED ALL CAP
                                                       SUBACCOUNT(2)             SUBACCOUNT(3)           SUBACCOUNT(2)
                                                    --------------------     ---------------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                       $          -              $        3,096           $          -
   Net realized gain (loss)                                     (132)                       10                     (100)
   Net unrealized appreciation (depreciation)                 (6,085)                      (99)                  (3,083)
                                                      --------------            --------------           --------------
   Net increase (decrease) resulting from operations          (6,217)                    3,007                   (3,183)
                                                      --------------            --------------           --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                          132                   101,393                      100
   Participant transfers                                      28,353                       -                     28,353
   Participant withdrawals                                       -                      (7,242)                     -
                                                      --------------            --------------           --------------
   Net increase (decrease) in net assets resulting
      from participant transactions                          28,485                    94,151                   28,453
                                                      --------------            --------------           --------------
   Net increase (decrease) in net assets                      22,268                    97,158                   25,270
NET ASSETS
   Beginning of period                                           -                         -                        -
                                                      --------------            --------------           --------------
   End of period                                      $       22,268            $       97,158           $       25,270
                                                      ==============            ==============           ==============

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2000

(1)  From inception October 2, 2000 to December 31, 2000
(2)  From inception October 3, 2000 to December 31, 2000
(3)  From inception September 14, 2000 to December 31, 2000
(4)  From inception August 21, 2000 to December 31, 2000

                       See Notes to Financial Statements

                             PHOENIX CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

    The Phoenix Life and Annuity Variable Universal Life Account (the "Account") is a separate investment account of Phoenix Life and Annuity Company ("PLAC"). PLAC is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established July 1, 1996. The Account currently consists of 55 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Scudder VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2002, all subaccounts were available for investment.

    Each series has distinct investment objectives as outlined below. Additionally, policyholder also may direct the allocation of their investments between the Account and the Guaranteed Interest Account ("GIA").

    The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
SERIES NAME                                                  INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                        High total return consistent with reasonable risk.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                             Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                            Long-term growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series             Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                               Track the total return of the Dow Jones Industrial Average(SM) before fund expenses.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series                  Track the total return of the Nasdaq-100 Index(R) before fund expenses.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series          Capital appreciation and income with approximately equal emphasis.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                       Intermediate and long-term growth of capital appreciation, with income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series               Long-term growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                          As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series             Long-term total return.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                        Long-term capital appreciation. The series has a secondary investment objective to seek current income.
-----------------------------------------------------------------------------------------------------------------------------------
                                                             High total return by investing in a broadly diversified portfolio of
Phoenix-J.P. Morgan Research Enhanced Index Series           equity securities of large and medium capitalization companies within the market sectors found in the S&P 500.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                         Maximum total return consistent with the preservation of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                  Long-term growth of capital in a manner consistent with the preservation of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                          Long-term capital appreciation with dividend income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                 Long-term capital appreciation with dividend income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series            Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                        Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                         Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                    High current income and long-term capital appreciation to produce a high total return.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                   Capital appreciation with income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                     Capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                    Long-term growth of capital and future income rather than current income.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                           Long-term growth of capital and secondarily to provide reasonable current income.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                     Capital appreciation and reasonable income.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                    Dividend growth, current income and capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                 High total return over an extended period of time consistent with prudent investment risk.
-----------------------------------------------------------------------------------------------------------------------------------

                             PHOENIX CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
SERIES NAME                                                  INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                Long-term capital growth through investment in equity securities of foreign and U.S. companies.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series               Long-term capital appreciation. Current income is a secondary investment objective.
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Long-term capital appreciation by investing primarily in small
Phoenix-Sanford Bernstein Small-Cap Value Series             capitalization stocks that appear to be undervalued. Current income is a secondary investment objective.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                         Capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                        Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series        Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                       Capital appreciation by investing primarily in equity securities.
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                           Growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                 Long-term growth of capital with income as a secondary objective.
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                    Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II             Current income.
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                           High current income.
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                  Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                           Capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                         Capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                Capital appreciation with income as a secondary objective.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                 Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                            Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                       High total return.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                             Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Replicate, as closely as possible, before expenses, the performance of
Scudder VIT EAFE(R) Equity Index Fund                        the EAFE(R) Index which measures international stock market performance.
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Replicate, as closely as possible, before expenses, the performance of
Scudder VIT Equity 500 Index Fund                            the Standard & Poor's 500 Index which emphasizes stocks of large U.S.
                                                             companies.
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Long-term capital appreciation by investing primarily in equity
Technology Portfolio                                         securities of companies that the Adviser expects will benefit from their involvement in technology-related industries.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                         Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                               Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

    A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

    B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

    C. INCOME TAXES: The Account is not a separate entity from PLAC and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

    D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

    E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles adopted or in effect in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2002, there were no contracts in the payout (annuitization) period.

                             PHOENIX CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS

    Purchases and sales of shares of the Funds for the period ended December 31, 2002 aggregated the following:

SUBACCOUNT                                                                  PURCHASES                      SALES
----------                                                                  ---------                      -----
The Phoenix Edge Series Fund
    Phoenix-Aberdeen International Series                                $          6,355            $             383
    Phoenix-Aberdeen New Asia Series                                               19,529                          881
    Phoenix-AIM Mid-Cap Equity Series                                               9,760                           26
    Phoenix-Deutsche Dow 30 Series                                                 88,265                       73,143
    Phoenix-Deutsche Nasdaq-100 Index(R) Series                                    33,615                          331
    Phoenix-Duff & Phelps Real Estate Securities Series                            38,136                          111
    Phoenix-Engemann Capital Growth Series                                         48,582                        2,552
    Phoenix-Engemann Small & Mid-Cap Growth Series                                 33,129                          257
    Phoenix-Goodwin Money Market Series                                         4,557,142                    1,824,714
    Phoenix-Goodwin Multi-Sector Fixed Income Series                               48,402                          390
    Phoenix-Hollister Value Equity Series                                          10,618                        1,801
    Phoenix-J.P. Morgan Research Enhanced Index Series                             15,366                        2,361
    Phoenix-Janus Flexible Income Series                                          261,629                       67,754
    Phoenix-Janus Growth Series                                                   464,455                       89,777
    Phoenix-Lord Abbett Mid-Cap Value Series                                        2,941                           15
    Phoenix-MFS Investors Growth Stock Series                                       2,948                           14
    Phoenix-MFS Investors Trust Series                                              4,930                           23
    Phoenix-MFS Value Series                                                      121,659                          537
    Phoenix-Oakhurst Growth and Income Series                                       4,930                          139
    Phoenix-Oakhurst Strategic Allocation Series                                  134,762                       18,066
    Phoenix-Sanford Bernstein Global Value Series                                   2,249                           23
    Phoenix-Sanford Bernstein Mid-Cap Value Series                                148,312                       84,545
    Phoenix-Sanford Bernstein Small-Cap Value Series                              660,807                      263,846
    Phoenix-Seneca Mid-Cap Growth Series                                          679,728                      187,011
    Phoenix-Seneca Strategic Theme Series                                         127,434                       51,266
    Phoenix-State Street Research Small-Cap Growth Series                           2,054                           11

                             PHOENIX CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                   PURCHASES                      SALES
----------                                                                   ---------                      -----
AIM Variable Insurance Funds
    AIM V.I. Capital Appreciation Fund                                   $          22,952            $             185
    AIM V.I. Premier Equity Fund                                                    36,650                          564

The Alger American Fund
    Alger American Leveraged AllCap Portfolio                                      219,476                       18,020

Federated Insurance Series
    Federated Fund for U.S. Government Securities II                               119,460                        1,089
    Federated High Income Bond Fund II                                              26,223                          716

Fidelity(R) Variable Insurance Products
    VIP Contrafund(R) Portfolio                                                     59,865                          335
    VIP Growth Opportunities Portfolio                                               3,392                          172
    VIP Growth Portfolio                                                           294,887                        3,090

Franklin Templeton Variable Insurance Products Trust--Class 2
    Mutual Shares Securities Fund                                                  631,000                      210,399
    Templeton Foreign Securities Fund                                              108,505                          923
    Templeton Growth Securities Fund                                                76,942                        7,900

Scudder VIT Funds
    Scudder VIT EAFE(R) Equity Index Fund                                           11,565                        1,337
    Scudder VIT Equity 500 Index Fund                                            1,290,350                      209,302

The Universal Institutional Funds, Inc.
    Technology Portfolio                                                            10,000                          550

Wanger Advisors Trust
    Wanger Foreign Forty                                                            59,472                          684
    Wanger International Small Cap                                                  44,179                          608
    Wanger Twenty                                                                  108,321                          483
    Wanger U.S. Smaller Companies                                                  153,399                        1,389

                             PHOENIX CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES

    A summary of Financial Highlights of the Account for the periods ended December 31, 2002 and 2001 follows:

                                                                                                   PERIOD ENDED
                                                                                                   DECEMBER 31,
                                                                                      -------------------------------------
                                                                                          2002                     2001
                                                                                      ------------             ------------
THE PHOENIX EDGE SERIES FUND
    PHOENIX-ABERDEEN INTERNATIONAL SERIES(12)
    Units                                                                                    2,489                        -
    Unit Value, end of period                                                          $  2.355787                        -
    Net assets, end of period (thousands)                                              $         6                        -
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                        1.67%(17)                   -
    Total return                                                                             (3.00%)                      -

    PHOENIX-ABERDEEN NEW ASIA SERIES
    Units                                                                                   13,459                    7,934
    Unit Value, end of period                                                          $  3.159022              $  2.983410
    Net assets, end of period (thousands)                                              $        43              $        24
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                        2.76%                    2.59%
    Total return                                                                              5.89%                    1.02%

    PHOENIX-AIM MID-CAP EQUITY SERIES(14)
    Units                                                                                    3,437                        -
    Unit Value, end of period                                                          $  2.848426                        -
    Net assets, end of period (thousands)                                              $        10                        -
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                           -                        -
    Total return                                                                              0.40%                       -

    PHOENIX-DEUTSCHE DOW 30 SERIES(4)
    Units                                                                                   20,483                   14,841
    Unit Value, end of period                                                          $  2.401315              $  2.841764
    Net assets, end of period (thousands)                                              $        49              $        42
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                        1.37%                    1.57%(17)
    Total return                                                                            (15.50%)                   4.73%

    PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES(2)
    Units                                                                                   25,587                    7,686
    Unit Value, end of period                                                          $  1.764338              $  2.826412
    Net assets, end of period (thousands)                                              $        45              $        22
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                           -                        -
    Total return                                                                            (37.58%)                  (6.03%)

                             PHOENIX CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                   PERIOD ENDED
                                                                                                   DECEMBER 31,
                                                                                      -------------------------------------
                                                                                          2002                     2001
                                                                                      ------------             ------------
    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(8)
    Units                                                                                   11,169                        -
    Unit Value, end of period                                                          $  3.490594                        -
    Net assets, end of period (thousands)                                              $        39                        -
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                        4.51%(17)                   -
    Total return                                                                              5.91%                       -

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES(7)
    Units                                                                                   20,810                        -
    Unit Value, end of period                                                          $  1.975425                        -
    Net assets, end of period (thousands)                                              $        41                        -
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                           -                        -
    Total return                                                                            (20.13%)                      -

    PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES(1)
    Units                                                                                   24,868                    3,262
    Unit Value, end of period                                                          $  1.623482              $  2.280308
    Net assets, end of period (thousands)                                              $        40              $         7
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                           -                     0.04%(17)
    Total return                                                                            (28.80%)                 (23.99%)

    PHOENIX-GOODWIN MONEY MARKET SERIES
    Units                                                                                1,072,843                  230,383
    Unit Value, end of period                                                          $  3.231081              $  3.185829
    Net assets, end of period (thousands)                                              $     3,466              $       734
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                        1.37%                    3.34%
    Total return                                                                              1.42%                    3.82%

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(4)
    Units                                                                                   22,336                    8,480
    Unit Value, end of period                                                          $  3.395858              $  3.087195
    Net assets, end of period (thousands)                                              $        76              $        26
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                        7.28%                    5.17%(17)
    Total return                                                                             10.00%                    1.12%

                             PHOENIX CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                   PERIOD ENDED
                                                                                                   DECEMBER 31,
                                                                                      -------------------------------------
                                                                                          2002                     2001
                                                                                      ------------             ------------
    PHOENIX-HOLLISTER VALUE EQUITY SERIES
    Units                                                                                   28,639                   25,019
    Unit Value, end of period                                                          $  2.107121              $  2.699081
    Net assets, end of period (thousands)                                              $        60              $        68
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                        0.93%                    1.01%
    Total return                                                                            (21.93%)                 (17.96%)

    PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES
    Units                                                                                   40,076                   33,871
    Unit Value, end of period                                                          $  1.853609              $  2.428863
    Net assets, end of period (thousands)                                              $        74              $        82
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                        0.94%                    0.76%
    Total return                                                                            (23.68%)                 (11.90%)

    PHOENIX-JANUS FLEXIBLE INCOME SERIES
    Units                                                                                  113,794                   63,133
    Unit Value, end of period                                                          $  3.672111              $  3.319708
    Net assets, end of period (thousands)                                              $       418              $       210
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                        4.97%                    5.31%
    Total return                                                                             10.62%                    7.24%

    PHOENIX-JANUS GROWTH SERIES
    Units                                                                                  377,570                  124,679
    Unit Value, end of period                                                          $  1.318580              $  1.852957
    Net assets, end of period (thousands)                                              $       498              $       231
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                           -                        -
    Total return                                                                            (28.84%)                 (23.84%)

    PHOENIX-LORD ABBETT MID-CAP VALUE SERIES(15)
    Units                                                                                      989                        -
    Unit Value, end of period                                                          $  3.001195                        -
    Net assets, end of period (thousands)                                              $         3                        -
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                        0.97%(17)                   -
    Total return                                                                              1.56%

                             PHOENIX CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                   PERIOD ENDED
                                                                                                   DECEMBER 31,
                                                                                      -------------------------------------
                                                                                          2002                     2001
                                                                                      ------------             ------------
    PHOENIX-MFS INVESTORS GROWTH STOCK SERIES(14)
    Units                                                                                    1,237                        -
    Unit Value, end of period                                                          $  2.318455                        -
    Net assets, end of period (thousands)                                              $         3                        -
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                           -                        -
    Total return                                                                             (2.23%)                      -

    PHOENIX-MFS INVESTORS TRUST SERIES(14)
    Units                                                                                    1,991                        -
    Unit Value, end of period                                                          $  2.477133                        -
    Net assets, end of period (thousands)                                              $         5                        -
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                        1.07%(17)                   -
    Total return                                                                              0.83%                       -

    PHOENIX-MFS VALUE SERIES(13)
    Units                                                                                   43,491                        -
    Unit Value, end of period                                                          $  2.732773                        -
    Net assets, end of period (thousands)                                              $       119                        -
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                        2.42%(17)                   -
    Total return                                                                             (4.46%)                      -

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES(4)
    Units                                                                                    8,677                    6,811
    Unit Value, end of period                                                          $  2.224426              $  2.870703
    Net assets, end of period (thousands)                                              $        19              $        20
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                        0.86%                    0.36%(17)
    Total return                                                                            (22.51%)                   5.82%

    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(1)
    Units                                                                                   48,569                    7,352
    Unit Value, end of period                                                          $  2.706974              $  3.061386
    Net assets, end of period (thousands)                                              $       131              $        23
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                        3.37%                    3.30%(17)
    Total return                                                                            (11.58%)                   2.05%

                             PHOENIX CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                   PERIOD ENDED
                                                                                                   DECEMBER 31,
                                                                                      -------------------------------------
                                                                                          2002                     2001
                                                                                      ------------             ------------
    PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES(16)
    Units                                                                                      922                        -
    Unit Value, end of period                                                          $  2.475577                        -
    Net assets, end of period (thousands)                                              $         2                        -
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                        4.99%(17)                   -
    Total return                                                                              3.50%                       -

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES(2)
    Units                                                                                   39,817                   24,511
    Unit Value, end of period                                                          $  3.093331              $  3.382503
    Net assets, end of period (thousands)                                              $       123              $        83
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                        0.99%                    0.83%(17)
    Total return                                                                             (8.55%)                   7.33%

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES(2)
    Units                                                                                  133,517                   23,888
    Unit Value, end of period                                                          $  2.921751              $  3.194411
    Net assets, end of period (thousands)                                              $       390              $        76
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                        0.92%                    0.64%(17)
    Total return                                                                             (8.54%)                   2.38%

    PHOENIX-SENECA MID-CAP GROWTH SERIES
    Units                                                                                  283,252                   19,828
    Unit Value, end of period                                                          $  1.316080              $  1.949699
    Net assets, end of period (thousands)                                              $       373              $        39
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                         (18%)(18)                  -
    Total return                                                                            (32.50%)                 (25.28%)

    PHOENIX-SENECA STRATEGIC THEME SERIES
    Units                                                                                  198,908                  121,521
    Unit Value, end of period                                                          $  1.032007              $  1.587197
    Net assets, end of period (thousands)                                              $       205              $       193
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                           -                        -
    Total return                                                                            (34.98)%                 (27.36%)

                             PHOENIX CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                   PERIOD ENDED
                                                                                                   DECEMBER 31,
                                                                                      -------------------------------------
                                                                                          2002                     2001
                                                                                      ------------             ------------
    PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH SERIES(15)
    Units                                                                                      666                        -
    Unit Value, end of period                                                          $  3.025429                        -
    Net assets, end of period (thousands)                                              $         2                        -
    Mortality and Expense fees as a % of average net assets                                      -
    Net investment income as a % of average net assets                                           -                        -
    Total return                                                                             (1.42%)                      -

AIM VARIABLE INSURANCE FUNDS
    AIM V.I. CAPITAL APPRECIATION FUND(11)
    Units                                                                                   10,085                        -
    Unit Value, end of period                                                          $  2.113945                        -
    Net assets, end of period (thousands)                                              $        21                        -
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                           -                        -
    Total return                                                                            (13.39%)                      -

    AIM V.I. PREMIER EQUITY FUND(5)
    Units                                                                                   24,410                    6,939
    Unit Value, end of period                                                          $  1.977112              $  2.834897
    Net assets, end of period (thousands)                                              $        48              $        20
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                        0.64%                    0.24%(17)
    Total return                                                                            (30.26%)                   5.43%

THE ALGER AMERICAN FUND
    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
    Units                                                                                  147,033                   27,324
    Unit Value, end of period                                                          $  1.322879              $  2.001625
    Net assets, end of period (thousands)                                              $       195              $        55
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                        0.01%                       -
    Total return                                                                            (33.91%)                 (15.93%)

FEDERATED INSURANCE SERIES
    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(1)
    Units                                                                                   41,958                    7,304
    Unit Value, end of period                                                          $  3.498261              $  3.208035
    Net assets, end of period (thousands)                                              $       147              $        23
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                        1.55%                    1.86%(17)
    Total return                                                                              9.05%                    6.93%

                             PHOENIX CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                   PERIOD ENDED
                                                                                                   DECEMBER 31,
                                                                                      -------------------------------------
                                                                                          2002                     2001
                                                                                      ------------             ------------
    FEDERATED HIGH INCOME BOND FUND II(6)
    Units                                                                                   13,134                    5,007
    Unit Value, end of period                                                          $  3.025976              $  2.984536
    Net assets, end of period (thousands)                                              $        40              $        15
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                        7.49%                       -
    Total return                                                                              1.39%                    0.65%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    VIP CONTRAFUND(R) PORTFOLIO
    Units                                                                                   21,876                        -
    Unit Value, end of period                                                          $  2.642193                        -
    Net assets, end of period (thousands)                                              $        58                        -
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                           -                        -
    Total return                                                                             (9.71%)                      -

    VIP GROWTH OPPORTUNITIES PORTFOLIO
    Units                                                                                    1,445                        -
    Unit Value, end of period                                                          $  2.228946                        -
    Net assets, end of period (thousands)                                              $         3                        -
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                           -                        -
    Total return                                                                              1.04%                       -

    VIP GROWTH PORTFOLIO(1)
    Units                                                                                  164,468                    4,355
    Unit Value, end of period                                                          $  1.739680              $  2.492327
    Net assets, end of period (thousands)                                              $       286              $        11
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                        0.01%                       -
    Total return                                                                            (30.20%)                 (16.92%)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST--CLASS 2
    MUTUAL SHARES SECURITIES FUND(5)
    Units                                                                                  150,259                    3,268
    Unit Value, end of period                                                          $  2.599344              $  2.947478
    Net assets, end of period (thousands)                                              $       391              $        10
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                        0.33%                       -
    Total return                                                                            (11.81%)                   6.29%

                             PHOENIX CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                  PERIOD ENDED
                                                                                                   DECEMBER 31,
                                                                                      -------------------------------------
                                                                                          2002                     2001
                                                                                      ------------             ------------
    TEMPLETON FOREIGN SECURITIES FUND
    Units                                                                                   49,323                      266
    Unit Value, end of period                                                          $  2.077600              $  2.551123
    Net assets, end of period (thousands)                                              $       102              $         1
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                        0.02%                    2.99%(17)
    Total return                                                                            (18.56%)                 (14.96%)

    TEMPLETON GROWTH SECURITIES FUND(9)
    Units                                                                                   26,439                        -
    Unit Value, end of period                                                          $  2.425514                        -
    Net assets, end of period (thousands)                                              $        64                        -
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                        0.25%(17)                   -
    Total return                                                                            (21.42%)                      -

SCUDDER VIT FUNDS
    SCUDDER VIT EAFE(R) EQUITY INDEX FUND
    Units                                                                                   33,266                   28,016
    Unit Value, end of period                                                          $  1.698731              $  2.166654
    Net assets, end of period (thousands)                                              $        57              $        61
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                        1.60%                       -
    Total return                                                                            (21.60%)                 (24.69%)

    SCUDDER VIT EQUITY 500 INDEX FUND(10)
    Units                                                                                  418,214                        -
    Unit Value, end of period                                                          $  2.484753                        -
    Net assets, end of period (thousands)                                              $     1,039                        -
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                        2.88%(17)                   -
    Total return                                                                            (21.00%)                      -

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    TECHNOLOGY PORTFOLIO
    Units                                                                                   39,505                   24,619
    Unit Value, end of period                                                          $  0.523672              $  1.026156
    Net assets, end of period (thousands)                                              $        21              $        25
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                           -                        -
    Total return                                                                            (48.97%)                 (48.84%)

                             PHOENIX CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                                                  PERIOD ENDED
                                                                                                   DECEMBER 31,
                                                                                      -------------------------------------
                                                                                          2002                     2001
                                                                                      ------------             ------------
WANGER ADVISORS TRUST
    WANGER FOREIGN FORTY
    Units                                                                                   43,045                    8,766
    Unit Value, end of period                                                          $  1.698046              $  2.004589
    Net assets, end of period (thousands)                                              $        73              $        18
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                           -                     0.10%
    Total return                                                                            (15.29%)                 (26.61%)

    WANGER INTERNATIONAL SMALL CAP
    Units                                                                                   35,334                    9,429
    Unit Value, end of period                                                          $  1.660900              $  1.927492
    Net assets, end of period (thousands)                                              $        59              $        18
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                           -                        -
    Total return                                                                            (13.83%)                 (21.27%)

    WANGER TWENTY(8)
    Units                                                                                   36,320                        -
    Unit Value, end of period                                                          $  3.014883                        -
    Net assets, end of period (thousands)                                              $       110                        -
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                           -                        -
    Total return                                                                             (6.58%)                      -

    WANGER U.S. SMALLER COMPANIES(3)
    Units                                                                                   59,273                    4,138
    Unit Value, end of period                                                          $  2.537935              $  3.050725
    Net assets, end of period (thousands)                                              $       150              $        13
    Mortality and Expense fees as a % of average net assets                                      -                        -
    Net investment income as a % of average net assets                                           -                        -
    Total return                                                                            (16.81%)                  11.81%

 (1)  From inception January 16, 2001 to December 31, 2001.
 (2)  From inception July 27, 2001 to December 31, 2001.
 (3)  From inception September 5, 2001 to December 31, 2001.
 (4)  From inception September 10, 2001 to December 31, 2001.
 (5)  From inception November 2, 2001 to December 31, 2001.
 (6)  From inception November 12, 2001 to December 31, 2001.
 (7)  From inception February 6, 2002 to December 31, 2002.
 (8)  From inception March 5, 2002 to December 31, 2002.
 (9)  From inception March 20, 2002 to December 31, 2002.
(10)  From inception April 19, 2002 to December 31, 2002.
(11)  From inception June 13, 2002 to December 31, 2002.
(12)  From inception August 8, 2002 to December 31, 2002.
(13)  From inception August 15, 2002 to December 31, 2002.
(14)  From inception September 5, 2002 to December 31, 2002.
(15)  From inception September 18, 2002 to December 31, 2002.
(16)  From inception October 25, 2002 to December 31, 2002.
(17)  Annualized.
(18)  Amount is less than 0.00%.

                             PHOENIX CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                     SUBACCOUNT
                                              -----------------------------------------------------------------------------------
                                                   PHOENIX-
                                                   ABERDEEN              PHOENIX-            PHOENIX-AIM             PHOENIX-
                                                INTERNATIONAL          ABERDEEN NEW         MID-CAP EQUITY        DEUTSCHE DOW 30
                                                   SERIES              ASIA SERIES             SERIES                 SERIES
                                              -----------------     -----------------     ------------------     ----------------
Units outstanding, beginning of period                                         7,934                      -                14,841
Participant deposits                                     2,751                 5,706                  2,411                 2,275
Participant transfers                                        -                     -                  1,039                 3,577
Participant withdrawals                                   (262)                 (181)                   (13)                 (210)
                                              -----------------------------------------------------------------------------------
Units outstanding, end of period                         2,489                13,459                  3,437                20,483
                                              ===================================================================================

                                                   PHOENIX-           PHOENIX-DUFF &           PHOENIX-              PHOENIX-
                                                   DEUTSCHE            PHELPS REAL             ENGEMANN           ENGEMANN SMALL
                                                  NASDAQ-100        ESTATE SECURITIES       CAPITAL GROWTH           & MID-CAP
                                               INDEX(R) SERIES           SERIES                 SERIES             GROWTH SERIES
                                              -----------------     -----------------     ------------------     ----------------
Units outstanding, beginning of period                   7,686                     -                      -                 3,262
Participant deposits                                         -                 6,460                 15,801                15,511
Participant transfers                                   18,218                 4,554                  6,434                 6,181
Participant withdrawals                                   (317)                  155                 (1,425)                  (86)
                                              -----------------------------------------------------------------------------------
Units outstanding, end of period                        25,587                11,169                 20,810                24,868
                                              ===================================================================================

                                                                        PHOENIX-                                    PHOENIX-J.P.
                                                   PHOENIX-          GOODWIN MULTI-        PHOENIX-HOLLISTER      MORGAN RESEARCH
                                                GOODWIN MONEY         SECTOR FIXED            VALUE EQUITY         ENHANCED INDEX
                                                MARKET SERIES         INCOME SERIES              SERIES                SERIES
                                              -----------------     -----------------     -------------------    ----------------
Units outstanding, beginning of period                 230,383                 8,480                  25,019               33,871
Participant deposits                                 1,463,766                 2,187                   3,425                2,556
Participant transfers                                 (558,029)               11,792                     918                4,863
Participant withdrawals                                (63,277)                 (123)                   (723)              (1,214)
                                              -----------------------------------------------------------------------------------
Units outstanding, end of period                     1,072,843                22,336                  28,639               40,076
                                              ===================================================================================

                                                PHOENIX-JANUS                                PHOENIX-LORD          PHOENIX-MFS
                                               FLEXIBLE INCOME        PHOENIX-JANUS         ABBETT MID-CAP       INVESTORS GROWTH
                                                   SERIES             GROWTH SERIES          VALUE SERIES          STOCK SERIES
                                              -----------------     -----------------     ------------------     ----------------
Units outstanding, beginning of period                  63,133               124,679                      -                     -
Participant deposits                                    63,370               174,549                      -                     -
Participant transfers                                     (194)              119,477                    989                 1,243
Participant withdrawals                                (12,515)              (41,135)                     -                    (6)
                                              -----------------------------------------------------------------------------------
Units outstanding, end of period                       113,794               377,570                    989                 1,237
                                              ===================================================================================

                             PHOENIX CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                     SUBACCOUNT
                                              -----------------------------------------------------------------------------------
                                                                                                PHOENIX-            PHOENIX-
                                                  PHOENIX-MFS                               OAKHURST GROWTH        OAKHURST
                                               INVESTORS TRUST         PHOENIX-MFS             AND INCOME          STRATEGIC
                                                    SERIES             VALUE SERIES              SERIES         ALLOCATION SERIES
                                              -----------------     -----------------     ------------------    -----------------
Units outstanding, beginning of period                       -                     -                  6,811                 7,352
Participant deposits                                         -                38,201                  1,880                29,299
Participant transfers                                    2,000                 5,260                     81                12,353
Participant withdrawals                                     (9)                   30                    (95)                 (435)
                                              -----------------------------------------------------------------------------------
Units outstanding, end of period                         1,991                43,491                  8,677                48,569
                                              ===================================================================================

                                               PHOENIX-SANFORD        PHOENIX-SANFORD      PHOENIX-SANFORD        PHOENIX-SENECA
                                               BERNSTEIN GLOBAL        BERNSTEIN MID-      BERNSTEIN SMALL-       MID-CAP GROWTH
                                                 VALUE SERIES        CAP VALUE SERIES      CAP VALUE SERIES            SERIES
                                              -----------------     -----------------     ------------------     ----------------
Units outstanding, beginning of period                       -                24,511                 23,888                19,828
Participant deposits                                         -                33,028                133,382               251,797
Participant transfers                                      932               (14,829)               (20,766)               12,902
Participant withdrawals                                    (10)               (2,893)                (2,987)               (1,275)
                                              -----------------------------------------------------------------------------------
Units outstanding, end of period                           922                39,817                133,517               283,252
                                              ===================================================================================

                                                                      PHOENIX-STATE
                                                PHOENIX-SENECA       STREET RESEARCH       AIM V.I. CAPITAL
                                               STRATEGIC THEME          SMALL-CAP            APPRECIATION        AIM V.I. PREMIER
                                                   SERIES             GROWTH SERIES              FUND               EQUITY FUND
                                              -----------------     -----------------     ------------------     ----------------
Units outstanding, beginning of period                 121,521                     -                      -                 6,939
Participant deposits                                   109,988                   671                 10,171                 3,795
Participant transfers                                   (7,570)                    -                      -                13,956
Participant withdrawals                                (25,031)                   (5)                   (86)                 (280)
                                              -----------------------------------------------------------------------------------
Units outstanding, end of period                       198,908                   666                 10,085                24,410
                                              ===================================================================================

                                                                     FEDERATED FUND
                                                 ALGER AMERICAN         FOR U.S.            FEDERATED HIGH
                                                LEVERAGED ALLCAP       GOVERNMENT             INCOME BOND       VIP CONTRAFUND(R)
                                                   PORTFOLIO          SECURITIES II             FUND II             PORTFOLIO
                                              -----------------     -----------------     ------------------    -----------------
Units outstanding, beginning of period                  27,324                 7,304                  5,007                     -
Participant deposits                                    96,276                17,301                  1,133                18,563
Participant transfers                                   25,131                17,747                  7,322                 2,658
Participant withdrawals                                 (1,698)                 (394)                  (328)                  655
                                              -----------------------------------------------------------------------------------
Units outstanding, end of period                       147,033                41,958                 13,134                21,876
                                              ===================================================================================

                             PHOENIX CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                     SUBACCOUNT
                                              -----------------------------------------------------------------------------------
                                                  VIP GROWTH                                                        TEMPLETON
                                                OPPORTUNITIES           VIP GROWTH           MUTUAL SHARES           FOREIGN
                                                  PORTFOLIO             PORTFOLIO           SECURITIES FUND       SECURITIES FUND
                                              -----------------     -----------------     ------------------     ----------------
Units outstanding, beginning of period                       -                 4,355                  3,268                   266
Participant deposits                                     1,392               131,667                136,134                35,813
Participant transfers                                      164                23,124                 13,120                13,364
Participant withdrawals                                   (111)                5,322                 (2,263)                 (120)
                                              -----------------------------------------------------------------------------------
Units outstanding, end of period                         1,445               164,468                150,259                49,323
                                              ===================================================================================

                                                                       SCUDDER VIT
                                                  TEMPLETON           EAFE(R) EQUITY         SCUDDER VIT
                                                   GROWTH                INDEX             EQUITY 500 INDEX         TECHNOLOGY
                                               SECURITIES FUND            FUND                   FUND                PORTFOLIO
                                              -----------------     -----------------     ------------------     ----------------
Units outstanding, beginning of period                       -                28,016                      -                24,619
Participant deposits                                    16,173                 2,847                185,374                     -
Participant transfers                                   10,184                 3,177                236,058                15,703
Participant withdrawals                                     82                  (774)                (3,218)                 (817)
                                              -----------------------------------------------------------------------------------
Units outstanding, end of period                        26,439                33,266                418,214                39,505
                                              ===================================================================================

                                                                         WANGER                                    WANGER U.S.
                                                WANGER FOREIGN        INTERNATIONAL                                  SMALLER
                                                    FORTY               SMALL CAP           WANGER TWENTY           COMPANIES
                                              -----------------     -----------------     ------------------     ----------------
Units outstanding, beginning of period                   8,766                 9,429                      -                 4,138
Participant deposits                                    21,494                15,523                 34,925                44,371
Participant transfers                                   12,885                10,910                      -                10,710
Participant withdrawals                                   (100)                 (528)                 1,395                    54
                                              -----------------------------------------------------------------------------------
Units outstanding, end of period                        43,045                35,334                 36,320                59,273
                                              ===================================================================================

                             PHOENIX CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (IN UNITS)

                                                                                     SUBACCOUNT
                                              -----------------------------------------------------------------------------------
                                                                                               PHOENIX-
                                                    PHOENIX-            PHOENIX-              DEUTSCHE               PHOENIX-
                                                  ABERDEEN NEW       DEUTSCHE DOW 30          NASDAQ-100          ENGEMANN NIFTY
                                                  ASIA SERIES           SERIES(4)         INDEX(R) SERIES(2)       FIFTY SERIES
                                              -----------------     -----------------     ------------------     ----------------
Units outstanding, beginning of period                   4,913                     -                      -                 5,287
Participant deposits                                         -                 4,889                  5,315                     -
Participant transfers                                    3,072                 9,966                  2,386                 4,702
Participant withdrawals                                    (51)                  (14)                   (15)                  (48)
                                              -----------------------------------------------------------------------------------
Units outstanding, end of period                         7,934                14,841                  7,686                 9,941
                                              ===================================================================================

                                                   PHOENIX-                                    PHOENIX-
                                                ENGEMANN SMALL           PHOENIX-           GOODWIN MULTI-
                                                 & MID-CAP            GOODWIN MONEY         SECTOR FIXED
                                               GROWTH SERIES(1)       MARKET SERIES        INCOME SERIES(4)
                                              -----------------     -----------------     -----------------
Units outstanding, beginning of period                       -                91,762                      -
Participant deposits                                       501               310,264                  1,466
Participant transfers                                    2,789              (165,239)                 7,018
Participant withdrawals                                    (28)               (6,404)                    (4)
                                              -------------------------------------------------------------
Units outstanding, end of period                         3,262               230,383                  8,480
                                              =============================================================

                                                                       PHOENIX-J.P.
                                                                         MORGAN
                                              PHOENIX-HOLLISTER         RESEARCH           PHOENIX-JANUS         PHOENIX-JANUS
                                                 VALUE EQUITY         ENHANCED INDEX        CORE EQUITY          FLEXIBLE INCOME
                                                    SERIES               SERIES                SERIES                SERIES
                                              -----------------     -----------------     -----------------      ----------------
Units outstanding, beginning of period                   9,609                20,256                 32,095                31,385
Participant deposits                                     2,492                     -                 59,185                40,806
Participant transfers                                   13,036                13,822                      -                   980
Participant withdrawals                                   (118)                 (207)               (12,518)              (10,038)
                                              -----------------------------------------------------------------------------------
Units outstanding, end of period                        25,019                33,871                 78,762                63,133
                                              ===================================================================================

                                                                                             PHOENIX-
                                                                         PHOENIX-            OAKHURST
                                                                     OAKHURST GROWTH         STRATEGIC
                                                PHOENIX-JANUS          AND INCOME            ALLOCATION
                                                GROWTH SERIES           SERIES(4)             SERIES(1)
                                              -----------------     -----------------     -----------------
Units outstanding, beginning of period                  43,528                     -                      -
Participant deposits                                    78,724                     -                  6,330
Participant transfers                                   16,368                 6,811                  1,095
Participant withdrawals                                (13,941)                    -                    (73)
                                              -------------------------------------------------------------
Units outstanding, end of period                       124,679                 6,811                  7,352
                                              =============================================================

                                               PHOENIX-SANFORD       PHOENIX-SANFORD
                                                BERNSTEIN MID-       BERNSTEIN SMALL-       PHOENIX-SENECA       PHOENIX-SENECA
                                                  CAP VALUE             CAP VALUE           MID-CAP GROWTH       STRATEGIC THEME
                                                  SERIES(2)             SERIES(2)              SERIES                SERIES
                                              -----------------     -----------------     -----------------      ----------------
Units outstanding, beginning of period                       -                     -                 10,618                32,803
Participant deposits                                     2,224                 1,382                      -                93,133
Participant transfers                                   22,303                22,516                  9,290                11,556
Participant withdrawals                                    (16)                  (10)                   (80)              (15,971)
                                              -----------------------------------------------------------------------------------
Units outstanding, end of period                        24,511                23,888                 19,828               121,521
                                              ===================================================================================

                                                                     ALGER AMERICAN         DEUTSCHE VIT
                                               AIM V.I. VALUE           LEVERAGED          EAFE(R) EQUITY
                                                   FUND(5)           ALLCAP PORTFOLIO        INDEX FUND
                                              -----------------     -----------------     ----------------
Units outstanding, beginning of period                       -                10,614                 9,868
Participant deposits                                     4,798                 6,572                 3,881
Participant transfers                                    2,161                10,270                14,385
Participant withdrawals                                    (20)                 (132)                 (118)
                                              ------------------------------------------------------------
Units outstanding, end of period                         6,939                27,324                28,016
                                              ============================================================

                                                FEDERATED FUND
                                                  FOR U.S.           FEDERATED HIGH
                                                 GOVERNMENT           INCOME BOND            VIP GROWTH          MUTUAL SHARES
                                               SECURITIES II(1)        FUND II(6)            PORTFOLIO(1)      SECURITIES FUND(5)
                                              -----------------     -----------------     -----------------    ------------------
Units outstanding, beginning of period                       -                     -                      -                     -
Participant deposits                                     4,304                 3,010                  1,119                 3,292
Participant transfers                                    3,095                 2,005                  3,273                     -
Participant withdrawals                                    (95)                   (8)                   (37)                  (24)
                                              -----------------------------------------------------------------------------------
Units outstanding, end of period                         7,304                 5,007                  4,355                 3,268
                                              ===================================================================================

                                                  TEMPLETON
                                                INTERNATIONAL           TECHNOLOGY         WANGER FOREIGN
                                              SECURITIES FUND(1)        PORTFOLIO               FORTY
                                              ------------------    -----------------     -----------------
Units outstanding, beginning of period                        -               11,103                  5,026
Participant deposits                                         68                    -                      -
Participant transfers                                       202               13,565                  3,783
Participant withdrawals                                      (4)                 (49)                   (43)
                                              -------------------------------------------------------------
Units outstanding, end of period                            266               24,619                  8,766
                                              =============================================================

                                                    WANGER
                                                 INTERNATIONAL         WANGER U.S.
                                                   SMALL CAP           SMALL CAP(3)
                                              ------------------    ----------------
Units outstanding, beginning of period                    5,161                    -
Participant deposits                                         82                3,102
Participant transfers                                     4,244                1,056
Participant withdrawals                                     (58)                 (20)
                                              --------------------------------------
Units outstanding, end of period                          9,429                4,138
                                              ======================================

(1)  From inception January 16, 2001 to December 31, 2001
(2)  From inception July 27, 2001 to December 31, 2001
(3)  From inception September 5, 2001 to December 31, 2001
(4)  From inception September 10, 2001 to December 31, 2001
(5)  From inception November 2, 2001 to December 31, 2001
(6)  From inception November 12, 2001 to December 31, 2001

                PHOENIX HOME LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (IN UNIT)

                                                                        SUBACCOUNT
                                              -------------------------------------------------------------
                                                                        PHOENIX-
                                                    PHOENIX-             SENECA               PHOENIX-
                                                    ENGEMANN             MID-CAP             HOLLISTER
                                                  NIFTY FIFTY            GROWTH             VALUE EQUITY
                                              ------------------    -----------------     -----------------
Units outstanding, beginning of period                        -                    -                      -
Participant deposits                                         15                   42                      6
Participant transfers                                     5,272               10,576                  9,603
Participant withdrawals                                       -                    -                      -
                                              -----------------     ----------------      -----------------
Units outstanding, end of period                          5,287               10,618                  9,609
                                              =================     ================      =================

                                                                         PHOENIX-              PHOENIX-
                                                   PHOENIX-              SENECA                GOODWIN
                                                   ABERDEEN             STRATEGIC               MONEY
                                                   NEW ASIA               THEME                 MARKET
                                              ------------------    -----------------     -----------------
Units outstanding, beginning of period                        -                    -
Participant deposits                                          3               36,467                183,517
Participant transfers                                     4,910                    -                (90,026)
Participant withdrawals                                       -               (3,664)                (1,729)
                                              -----------------     ----------------      -----------------
Units outstanding, end of period                          4,913               32,803                 91,762
                                              =================     ================      =================

                                                   PHOENIX-
                                                   RESEARCH              WANGER
                                                   ENHANCED           INTERNATIONAL            WANGER
                                                    INDEX               SMALL CAP           FOREIGN FORTY
                                              ------------------    -----------------     -----------------
Units outstanding, beginning of period                        -                    -                      -
Participant deposits                                         22                    3                      2
Participant transfers                                    20,234                5,158                  5,024
Participant withdrawals                                       -                    -                      -
                                              -----------------     ----------------      -----------------
Units outstanding, end of period                         20,256                5,161                  5,026
                                              =================     ================      =================

                                                                        PHOENIX-              PHOENIX-
                                                 EAFE EQUITY          JANUS EQUITY             JANUS
                                                    INDEX                INCOME               GROWTH
                                              ------------------    -----------------     -----------------
Units outstanding, beginning of period                        -                    -                      -
Participant deposits                                          -               34,570                 41,675
Participant transfers                                     9,871                    -                  4,661
Participant withdrawals                                      (3)              (2,475)                (2,808)
                                              -----------------     ----------------      -----------------
Units outstanding, end of period                          9,868               32,095                 43,528
                                              =================     ================      =================

                                                                        PHOENIX-                ALGER
                                                                         JANUS                AMERICAN
                                                   TECHNOLOGY           FLEXIBLE              LEVERAGED
                                                   PORTFOLIO             INCOME                ALL CAP
                                              ------------------    -----------------     -----------------
Units outstanding, beginning of period                        -                    -                      -
Participant deposits                                         66               33,682                     42
Participant transfers                                    11,037                    -                 10,572
Participant withdrawals                                       -               (2,297)                     -
                                              -----------------     ----------------      -----------------
Units outstanding, end of period                         11,103               31,385                 10,614
                                              =================     ================      =================

                             PHOENIX CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--POLICY LOANS

    Policy provisions allow policyowners to borrow up to 90% of the policy value with interest [2.75% due in policy years 1-10, 2.50% due in policy years 11-15 and 2.25% due in policy years 16 and thereafter] payable on each policy anniversary. At the time the loan is granted an amount equivalent to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, a part of PLAC's general account as collateral for the outstanding loan. Transfers from the Account are included as participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2%. Loan repayments result in a transfer of collateral back to the Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7--FEES AND RELATED PARTY TRANSACTIONS

    PLAC and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

    The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected subaccounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $311,752, $120,221 and $30,050 during the years ended December 31, 2002, 2001 and 2000, respectively.

    As compensation for administrative services provided to the Account, PLAC receives an additional amount per contract, currently $5 per month not to exceed $120 annually, by a withdrawal of participant units prorated among the elected subaccounts. Such costs aggregated $8,030 and $3,945 during the years ended December 31, 2002 and 2001.

    PEPCO is the principal underwriter and distributor for the Account.

    Sales charges, of up to 7% of contract premiums depending on the inception of the contract period, to compensate PLAC for distribution expenses incurred and federal and premium taxes which currently range 2.25% to 5.50% of premiums paid based on the state where the policyowner resides, are paid to PLAC from premiums.

    PLAC assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, each month PLAC charges each policy 0.50% in policy years 1-10 and 0.25% in policy years 11 and after on an annual basis by a withdrawal of participant units prorated among the elected subaccounts. Unit value is not affected by mortality and expense charges.

NOTE 8--DISTRIBUTION OF NET INCOME

    The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 9--DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817 (h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

    The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PLAC intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--MERGERS

    On March 22, 2002, the Phoenix-Janus Growth Series ("Growth") acquired all of the net assets of the Phoenix-Janus Core Equity Series ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

    On April 5, 2002, the Phoenix-Engemann Capital Growth Series ("Capital Growth") acquired all of the net assets of the Phoenix-Engemann Nifty Fifty Series ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

    On April 5, 2002, the Phoenix-Oakhurst Strategic Allocation Series ("Strategic Allocation") acquired all of the net assets of the Phoenix-Oakhurst Balanced Series ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

                             PHOENIX CORPORATE EDGE
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER

    The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES SUBSTITUTION

    Effective October 25, 2002 all shares of the Phoenix-Federated U.S. Government Bond Series held in the separate account were redeemed at net asset value and the proceeds were used to purchase shares of the Federated Fund for U.S. Government Securities II. Investors who held investments in the Phoenix-Federated U.S. Government Bond Series received a confirmation of activity for this transaction.

    As a result of the substitution, the Phoenix-Federated U.S. Government Bond Series is no longer available for investment.

NOTE 13--MIXED AND SHARED FUNDING

    Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 14--REORGANIZATION

    On November 12, 2002 and December 10, 2002, The Board of Trustees of PESF approved a Plan of Reorganization to merge three Series of PESF into other existing Series of PESF. Each discontinued Series was merged into a corresponding surviving Series as follows:

Discontinued Series                     Surviving Series                    Approval Date           Merger Date
-------------------                     ----------------                    -------------           -----------
Phoenix-Aberdeen New Asia               Phoenix-Aberdeen International      November 12, 2002       February 7, 2003
Phoenix-MFS Investors Growth Stock      Phoenix-Janus Growth(1)             December 10, 2002       February 14, 2003
Phoenix-Van Kampen Focus Equity         Phoenix-Janus Growth(1)             December 10, 2002       February 14, 2003

    On the merger date, each discontinued Series transferred substantially all of its assets and its liabilities to the corresponding surviving Series. In exchange, shareholders of the discontinued Series received a proportional number of shares in the surviving Series.

(1) MFS will succeed Janus as subadvisor.

                        REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO OF PRICEWATERHOUSECOOPERS]

To the Board of Directors of Phoenix Life and Annuity Company and
Participants of Phoenix Life and Annuity Variable Universal Life Account (Phoenix Corporate Edge):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life and Annuity Variable Universal Life Account (Phoenix Corporate Edge) at December 31, 2002, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 21, 2003

PHOENIX LIFE AND ANNUITY
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life and Annuity Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE AND
         ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2002 AND 2001

                                TABLE OF CONTENTS

                                                                                                        PAGE
                                                                                                     ------------
Report of Independent Accountants..................................................................      F-3

Balance Sheet as of December 31, 2002 and 2001.....................................................      F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity for the years
  ended 2002, 2001 and 2000........................................................................      F-5

Statement of Cash Flows for the years ended 2002, 2001 and 2000....................................      F-6

Notes to Financial Statements......................................................................   F-7 - F-15

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------
                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl Street
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241 7000
                                                      Facsimile (860) 241 7590



                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors and Stockholder of Phoenix Life and Annuity Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of Phoenix Life and Annuity Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/PricewaterhouseCoopers LLP

February 5, 2003

                        PHOENIX LIFE AND ANNUITY COMPANY
                                  BALANCE SHEET
                 ($ amounts in thousands, except per share data)
                           DECEMBER 31, 2002 AND 2001


                                                                                         2002                 2001
                                                                                   ------------------   ------------------

ASSETS:
Available-for-sale debt securities, at fair value................................    $      21,360        $       9,945
Cash and cash equivalents........................................................              308               12,679
Accrued investment income........................................................              278                  535
Due and uncollected premium......................................................            4,587                2,500
Deferred policy acquisition costs................................................           12,570                7,018
Deferred income taxes, net.......................................................              --                   151
Other general account assets.....................................................            2,595                1,066
Separate account assets..........................................................            9,874                3,018
                                                                                   ------------------   ------------------
TOTAL ASSETS.....................................................................    $      51,572        $      36,912
                                                                                   ==================   ==================

LIABILITIES:
Policy liabilities and accruals..................................................           19,336               14,289
Deferred income taxes, net.......................................................              941                  --
Other general account liabilities................................................            1,584                1,255
Separate account liabilities.....................................................            9,874                3,018
                                                                                   ------------------   ------------------
TOTAL LIABILITIES................................................................           31,735               18,562
                                                                                   ------------------   ------------------

STOCKHOLDER'S EQUITY:
Common stock, $100 par value: 40,000 shares authorized;
  25,000 shares issued and outstanding...........................................            2,500                2,500
Additional paid-in capital.......................................................           14,664               14,664
Retained earnings................................................................            2,335                1,062
Accumulated other comprehensive income...........................................              338                  124
                                                                                   ------------------   ------------------
TOTAL STOCKHOLDER'S EQUITY.......................................................           19,837               18,350
                                                                                   ------------------   ------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY.......................................    $      51,572        $      36,912
                                                                                   ==================   ==================

The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE AND ANNUITY COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                2002             2001              2000
                                                                           ---------------  ---------------   ---------------

 REVENUES:
 Premiums.................................................................   $   3,095        $     111         $   3,115
 Insurance and investment product fees....................................       1,763            1,275               936
 Investment income, net of expenses.......................................         463            1,074             1,049
 Net realized investment gains (losses)...................................          38               (6)                3
                                                                           ---------------  ---------------   ---------------
 TOTAL REVENUES...........................................................       5,359            2,454             5,103
                                                                           ---------------  ---------------   ---------------

 BENEFITS AND EXPENSES:
 Policy benefits..........................................................       2,646            2,928               635
 Policy acquisition cost amortization.....................................         876              974               582
 Other operating expenses.................................................        (108)             119             3,087
                                                                           ---------------  ---------------   ---------------
 TOTAL BENEFITS AND EXPENSES..............................................       3,414            4,021             4,304
                                                                           ---------------  ---------------   ---------------
 Income (loss) before income taxes........................................       1,945           (1,567)              799
 Applicable income taxes (benefit)........................................         672             (548)              280
                                                                           ---------------  ---------------   ---------------
 NET INCOME (LOSS) .......................................................   $   1,273        $  (1,019)        $     519
                                                                           ===============  ===============   ===============


 COMPREHENSIVE INCOME:
 NET INCOME (LOSS)........................................................   $   1,273        $  (1,019)        $     519
                                                                           ---------------  ---------------   ---------------
 Net unrealized investment gains..........................................         214              203                46
                                                                           ---------------  ---------------   ---------------
 OTHER COMPREHENSIVE INCOME...............................................         214              203                46
                                                                           ---------------  ---------------   ---------------
 COMPREHENSIVE INCOME (LOSS)..............................................   $   1,487        $    (816)        $     565
                                                                           ===============  ===============   ===============


ADDITIONAL PAID-IN  CAPITAL:
Capital contributions from parent........................................    $      --        $   3,000         $      --

RETAINED EARNINGS
Net income (loss)........................................................        1,273           (1,019)              519

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income...............................................          214              203                46
                                                                           ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY...........................................        1,487            2,184               565
Stockholder's equity, beginning of year..................................       18,350           16,166            15,601
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR........................................    $  19,837        $  18,350         $  16,166
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements

                        PHOENIX LIFE AND ANNUITY COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                  2002            2001             2000
                                                                              --------------  --------------   --------------

 OPERATING ACTIVITIES:
 Net income (loss)...........................................................  $     1,273     $    (1,019)     $       519
 Net realized investment (gains) losses......................................          (38)              6               (3)
 Deferred income taxes (benefit).............................................          977            (462)             451
 Decrease in accrued investment income.......................................          257            (141)            (180)
 Increase in due and uncollected premium.....................................       (2,087)         (1,241)            (940)
 Deferred policy acquisition costs (increase) decrease.......................       (5,552)         (2,413)          (3,856)
 (Increase) decrease in policy liabilities and accruals......................        5,047           8,762            3,476
 Other assets and other liabilities net change...............................         (151)         (1,122)           1,435
                                                                              --------------  --------------   --------------
 CASH (FOR) FROM OPERATING ACTIVITIES........................................         (274)          2,370              902
                                                                              --------------  --------------   --------------

INVESTING ACTIVITIES:
Investment purchases........................................................       (15,306)            --            (1,013)
Investment sales, repayments and maturities.................................         3,209             503              503
                                                                              --------------  --------------   --------------
CASH (FOR) FROM INVESTING ACTIVITIES........................................       (12,097)            503             (510)
                                                                              --------------  --------------   --------------

 FINANCING ACTIVITIES:
 Capital contributions from parent...........................................          --            3,000              --
                                                                              --------------  --------------   --------------
 CASH FROM FINANCING ACTIVITIES..............................................          --            3,000              --
                                                                              --------------  --------------   --------------
 CHANGE IN CASH AND CASH EQUIVALENTS.........................................      (12,371)          5,873              392
 Cash and cash equivalents, beginning of year................................       12,679           6,806            6,414
                                                                              --------------  --------------   --------------
 CASH AND CASH EQUIVALENTS, END OF YEAR......................................  $       308     $    12,679      $     6,806
                                                                              ==============  ==============   ==============

The accompanying notes are an integral part of these financial statements.

                                        PHOENIX LIFE AND ANNUITY COMPANY
                                         NOTES TO FINANCIAL STATEMENTS
                                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


1. ORGANIZATION AND OPERATIONS

Phoenix Life and Annuity Company is a life insurance company offering various non-participating life insurance products in the United States of America. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; investments in debt securities and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.


2. OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize term insurance premiums as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, allow us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
    o We reinsure 80% to 90% of the mortality risk on certain new issues of term, universal life, variable universal life products.
    o We assume a closed block of yearly renewable rate term business of Phoenix Life through a 100% indemnity reinsurance arrangement.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for the years 2002, 2001 and 2000 follows (in thousands):

                                                                           2002               2001               2000
                                                                     -----------------  -----------------   ----------------

Direct premiums...................................................    $       16,276     $        9,524      $        3,992
Premiums assumed from reinsureds..................................               246                357                 364
Premiums ceded to reinsurers......................................           (13,427)            (9,770)             (1,241)
                                                                     -----------------  -----------------   ----------------
PREMIUMS .........................................................    $        3,095     $          111      $        3,115
                                                                     =================  =================   ================

Direct policy benefits incurred...................................    $        8,774     $        1,127      $          855
Policy benefits assumed from reinsureds...........................               (22)             1,003                 198
Policy benefits ceded to reinsurers...............................            (7,895)            (1,040)               (667)
                                                                     -----------------  -----------------   ----------------
POLICY BENEFITS...................................................    $          857     $        1,090      $          386
                                                                     =================  =================   ================

Direct life insurance in-force....................................    $    9,809,589     $    4,818,833      $    2,185,932
Life insurance in-force assumed from reinsureds...................            46,131             68,107             105,324
Life insurance in-force ceded to reinsurers.......................        (8,672,035)        (4,248,183)         (1,833,501)
                                                                     -----------------  -----------------   ----------------
LIFE INSURANCE IN-FORCE...........................................    $    1,183,685     $      638,757      $      457,755
                                                                     =================  =================   ================
Percentage of amount assumed to net insurance in-force............            3.90%             10.66%              23.01%
                                                                     =================  =================   ================

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. We amortize DAC and PVFP based on the related policy's classification. For universal life and variable universal life DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

The activity in deferred policy acquisition costs for the years 2002, 2001 and 2000 follows (in thousands):

                                                                                 2002             2001            2000
                                                                             --------------   --------------  --------------

Direct acquisition costs deferred.......................................       $    6,428       $    3,387      $    4,438
Recurring costs amortized to expense....................................             (876)            (974)           (582)
                                                                             --------------   --------------  --------------
Change in deferred policy acquisition costs.............................            5,552            2,413           3,856
Deferred policy acquisition costs, beginning of year....................            7,018            4,605             749
                                                                             --------------   --------------  --------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................       $   12,570       $    7,018      $    4,605
                                                                             ==============   ==============  ==============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for variable universal life and universal life are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder deposit funds are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances, which range from 6.25% to 6.50% at year-end 2002, less administrative and mortality charges.


OTHER OPERATING EXPENSES

Included in Other operating expenses is a reduction in premium tax of $531 thousand that was accrued in prior years.

3. INVESTING ACTIVITIES

DEBT SECURITIES

We classify our debt securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality or by quoted market prices of comparable instruments.

Fair value and cost of our debt securities at year-end 2002 and 2001 follow (in thousands):

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $      8,927      $      8,841     $      5,933     $      5,671
State and political subdivision........................            503               470              462              475
Corporate..............................................          9,114             8,798            3,550            3,609
Mortgage-backed........................................          2,816             2,731              --               --
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $     21,360      $     20,840     $      9,945     $      9,755
                                                         ===============   ===============  ===============  ===============


For mortgage-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities at year-end 2002 or 2001.

Gross and net unrealized gains and losses from debt securities at year-end 2002 and 2001 follow (in thousands):

                                                                          2002                            2001
                                                             -------------------------------  ------------------------------
                                                                 GAINS           LOSSES           GAINS          LOSSES
                                                             --------------   --------------  --------------  --------------

U.S. government and agency..................................   $       86       $      --       $      262      $      --
State and political subdivision.............................           33              --              --             (13)
Corporate...................................................          323              (7)              16            (75)
Mortgage-backed.............................................           85              --              --              --
                                                             --------------   --------------  --------------  --------------
DEBT SECURITIES GAINS AND LOSSES............................   $      527       $      (7)      $      278      $     (88)
                                                             ==============   ==============  ==============  ==============
NET GAINS...................................................   $      520                       $      190
                                                             ==============                   ==============


NET INVESTMENT INCOME

Sources of net investment income for the years 2002, 2001 and 2000 follow (in thousands):

                                                                                  2002            2001            2000
                                                                              --------------  --------------  --------------

Debt securities............................................................    $      259      $      776      $      609
Cash and cash equivalents..................................................           213             310             453
                                                                              --------------  --------------  --------------
Total investment income....................................................           472           1,086           1,062
Less: investment expenses..................................................             9              12              13
                                                                              --------------  --------------  --------------
NET INVESTMENT INCOME......................................................    $      463      $    1,074      $    1,049
                                                                              ==============  ==============  ==============

NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions, when declines in fair value of debt securities whose value, in our judgment, is considered to be other-than-temporarily impaired are written down to fair value as a charge to realized losses included in net income. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made. The new cost basis is not changed for subsequent recoveries in value. Applicable income taxes are reported separately as components of net income.

Sources and types of net realized investment gains (losses) for the years 2002, 2001 and 2000 follow (in thousands):

                                                                                  2002            2001            2000
                                                                              --------------  --------------  --------------

Debt securities gains....................................................      $       44     $        --     $         3
Debt securities losses...................................................              (6)             (6)             --
                                                                              --------------  --------------  --------------
NET REALIZED INVESTMENT GAINS (LOSSES)...................................      $       38     $        (6)    $         3
                                                                              ==============  ==============  ==============

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes.

Sources of net unrealized investment gains relate entirely to debt securities which generated $332 thousand, $311 thousand and $71 thousand for the years ended 2002, 2001 and 2000, respectively. The applicable deferred income taxes on these amounts were $118 thousand, $108 thousand and $25 thousand resulting in net unrealized investment gains included in other comprehensive income of $214 thousand, $203 thousand and $46 thousand for the years ended 2002, 2001 and 2000, respectively.

The maturities of debt securities, by contractual sinking fund payment and maturity, at year-end 2002 are summarized in the following table (in thousands). Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or we may have the right to put or sell the obligations back to the issuers.

  Due in one year or less........................................ $      5,172
  Due after one year through five years..........................          508
  Due after five years through ten years.........................       11,406
  Due after ten years............................................        3,754
                                                                 ---------------
  TOTAL.......................................................... $     20,840
                                                                 ===============


4. SEPARATE ACCOUNTS

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable life insurance contracts.

Separate account assets and liabilities are primarily carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


5. INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for the years 2002, 2001 and 2000 follows (in thousands):

                                                                                  2002            2001              2000
                                                                              --------------  --------------  --------------
Income taxes (benefit) applicable to:
NET INCOME (LOSS)...........................................................    $     672       $    (548)      $     280
Other comprehensive income..................................................          115             109              25
                                                                              --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS).................................................    $     787       $    (439)      $     305
                                                                              ==============  ==============  ==============

Current.....................................................................    $    (305)      $     (86)      $    (171)
Deferred....................................................................          977            (462)            451
                                                                              --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME.............................    $     672       $    (548)      $     280
                                                                              ==============  ==============  ==============
Deferred income taxes applicable to other comprehensive income..............          115             109              25
                                                                              --------------  --------------  --------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME LOSS........................    $     787       $    (439)      $     305
                                                                              ==============  ==============  ==============

INCOME TAXES PAID (RECOVERED)...............................................    $    (114)      $    (551)      $     683
                                                                              ==============  ==============  ==============

For the years 2002, 2001 and 2000, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow (in thousands):

                                                                                  2002            2001            2000
                                                                              --------------  --------------  --------------

Income taxes (benefit) at statutory rate...................................     $     681       $    (548)      $     280
Tax advantaged investment income...........................................            (7)            --              --
Other, net.................................................................            (2)            --              --
                                                                              --------------  --------------  --------------
APPLICABLE INCOME TAXES (BENEFIT)..........................................     $     672       $    (548)      $     280
                                                                              ==============  ==============  ==============
Effective income tax (benefit) rates.......................................         34.6%           35.0%           35.0%
                                                                              ==============  ==============  ==============

Deferred income tax assets (liabilities) attributable to temporary differences at year-end 2002 and 2001 follow (in thousands):

                                                                                                  2002            2001
                                                                                              --------------  --------------

Deferred income tax assets:
Future policyholder benefits.................................................................   $   1,035       $   1,293
Net operating loss carryover benefits........................................................         421            --
Other........................................................................................          40              63
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX ASSETS.............................................................       1,496           1,356
                                                                                              --------------  --------------
Deferred tax liabilities:
Deferred policy acquisition costs............................................................       2,231           1,058
Investments..................................................................................         206             147
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX LIABILITIES........................................................       2,437           1,205
                                                                                              --------------  --------------
DEFERRED INCOME TAX (ASSET) LIABILITY........................................................   $     941       $    (151)
                                                                                              ==============  ==============

Commencing with the tax year ended December 31, 1999, we are filing a separate tax return as required under Internal Revenue Code Section 1504(c).

At year-end 2002, we had net operating losses of $1.2 million for federal income tax purposes which expire in 2017. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at year-end 2002 and 2001 will be realized.


6. RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $5.6 million, $4.3 million and $2.5 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable were $0.8 million and $1.4 million as of December 31, 2002 and 2001, respectively.

Phoenix Equity Planning Corporation (Phoenix Equity Planning), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our variable life and annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell our contracts. We incurred commissions for contracts underwritten by Phoenix Equity Planning of $1.4 million, $428.3 thousand and $8.7 thousand for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to Phoenix Equity Planning were $46.5 thousand and $8.8 thousand as of December 31, 2002 and 2001, respectively.

Phoenix Life pays commissions to producers who sell non-registered life and annuity products offered by us. Commissions paid by Phoenix Life on behalf of us were $6.9 million, $5.1 million and $3.7 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to Phoenix Life were $0.9 million and $0.4 million as of December 31, 2002 and 2001, respectively.

Beginning in 2000, WS Griffith Associates, Inc., an indirect wholly-owned subsidiary of The Phoenix Companies, sold and serviced certain of our life insurance products through its insurance agents. Concessions incurred by us for products sold through WS Griffith Associates were $0.8 million, $1.4 million and $1.2 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to WS Griffith Associates were $0.2 million and $0.2 million as of December 31, 2002 and 2001, respectively.


7. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 ("ERISA"). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of the allocated expense is not significant to the financial statements.


8. OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired.

Accumulated other comprehensive income at year-end 2002 and 2001 was comprised solely of unrealized gains on investments of $338 thousand and $124 thousand, respectively. These amounts are net of applicable deferred income taxes of $182 thousand and $64 thousand at year-end 2002 and 2001, respectively.


9. FAIR VALUE OF FINANCIAL INSTRUMENTS

Cash and cash equivalents are carried at amounts that approximate fair value. Debt securities are also carried at fair value as described in Note 3 to these financial statements.


10. STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2002, 2001 and 2000. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits taxes based on admissibility tests.

The following reconciles our statutory net income as reported to regulatory authorities to GAAP net income as reported in these financial statements for the years ended December 31 (in thousands):

                                                                                2002            2001             2000
                                                                           ---------------  ---------------  ---------------

Statutory net income................................................        $     (3,482)    $     (2,542)    $     (1,348)
DAC, net............................................................               5,552            2,413            3,856
Future policy benefits..............................................                 654           (1,582)          (1,433)
Deferred income taxes...............................................                (976)             462             (451)
Other, net..........................................................                (475)             230             (105)
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS), AS REPORTED......................................        $      1,273     $     (1,019)    $        519
                                                                           ===============  ===============  ===============

The following reconciles our statutory surplus and asset valuation reserve ("AVR") as reported to regulatory authorities to GAAP equity as reported in these financial statements for the years ended December 31 (in thousands):


                                                                                2002            2001             2000
                                                                           ---------------  ---------------  ---------------

Statutory surplus and AVR...........................................        $     10,454     $     14,032     $     13,647
DAC, net............................................................              12,570            7,018            4,605
Future policy benefits..............................................              (3,201)          (3,855)          (2,273)
Investment valuation allowances.....................................                 541              521             (120)
Other, net..........................................................                (527)             634              307
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, AS REPORTED...................................        $     19,837     $     18,350     $     16,166
                                                                           ===============  ===============  ===============


The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution that may be made by us during 2003 without prior approval is subject to restrictions relating to statutory surplus.

In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded).

The State of Connecticut Insurance Department adopted the Codification guidance, effective January 1, 2001. The effect of adoption decreased our statutory surplus by $115.3 thousand, primarily as a result of recording deferred income taxes and non-admitting certain investment income.

================================================================================
                             EXECUTIVE BENEFIT - VUL
================================================================================


                                                                     [VERSION C]


    PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT (THE "ACCOUNT")
                   ISSUED BY: PHOENIX LIFE AND ANNUITY COMPANY



STATEMENT OF ADDITIONAL INFORMATION ("SAI")                          MAY 1, 2003

                                -----------------

                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

This SAI is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2003. You may obtain a copy of the prospectus without charge by contacting Andesa TPA, Inc. at the address or telephone number below. Defined terms used in the current prospectus are incorporated in this SAI.


                                -----------------

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----

Phoenix Life and Annuity Company.........................................     2

The Account..............................................................     2

The Policy...............................................................     3

Underwriter..............................................................     3

Performance History......................................................     3

Federal Income Tax Considerations........................................     6

Voting Rights............................................................     9

Safekeeping of the Account's Assets......................................     9

Sales of Policies........................................................     9


State Regulation.........................................................    10


Reports..................................................................    10

Experts .................................................................    10

Separate Account Financial Statements....................................  SA-1

Company Financial Statements.............................................   F-1

                                -----------------

IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT US AT:                 [envelope] ANDESA TPA, INC.
                                                          1605 N Cedar Crest Blvd, Suite 502
                                                                         Allentown, PA 18104
                                                                           Tel. 610.439.5256

PHOENIX LIFE AND ANNUITY COMPANY

--------------------------------------------------------------------------------

We are Phoenix Life and Annuity Company, a Connecticut stock life insurance company. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers. We were formerly Savers Life Insurance Company of America, chartered in Missouri in 1981. We redomiciled to Connecticut in April 1997.

We are an indirect, wholly owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company. As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation.

Our executive office is at One American Row in Hartford, Connecticut and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut.


THE ACCOUNT
--------------------------------------------------------------------------------

Phoenix Life and Annuity Company established the Account as a separate account under Connecticut insurance law on July 1, 1996. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") under which it meets the definition of a "separate account."

Connecticut law requires all income, gains or losses of the Account be credited to or charged against amounts placed in the Account without regard to the other income, gains and losses of Phoenix Life and Annuity Company. The assets of the Account may not be charged with liabilities arising out of any other business we may conduct. Obligations under the Policies are obligations of Phoenix Life and Annuity Company.

The Account is divided into subaccounts, each of which is available for allocation of policy value. We will determine whether marketing needs and investment conditions warrant the establishment of additional subaccounts, and the extent to which they would be made available to existing policy owners. Each subaccount will invest solely in a single investment portfolio of a fund. Each portfolio has its own specified investment objective.

We do not guarantee the investment performance of the Account nor any of its subaccounts. The policy value allocated to the Account depends on the investment performance of the underlying funds. You, as policy owner, bear the full investment risk for all monies invested in the Account.

REINVESTMENT AND REDEMPTION
All dividend distributions of a fund are automatically reinvested in shares of the fund at their net asset value on the date of distribution; all capital gains distributions of the fund, if any, are likewise reinvested at the net asset value on the record date. We redeem fund shares at their net asset value to the extent necessary to make payments under the policy.

SUBSTITUTION OF INVESTMENTS
We reserve the right to make additions to, deletions from, or substitutions for the investments held by the Account, subject to compliance with the law as currently applicable or as subsequently changed.

If the shares of any of the portfolios of a fund should no longer be available for investment, or if in our judgment, further investment in shares of any of the portfolios becomes inappropriate, we may substitute shares of another fund for shares already purchased, or to be purchased in the future. No substitution of fund shares held by the Account may take place without prior approval of the SEC and prior notice to you. In the event of a substitution, you will be given the option of transferring the policy value from the affected subaccount to another subaccount without penalty.

DETERMINATION OF SUBACCOUNT VALUES
We establish the unit value of each subaccount of the Account on the first valuation date of that subaccount. The unit value of a subaccount on any other valuation date is determined by multiplying the unit value of that subaccount on the just prior valuation date by the net investment factor for that subaccount for the then current valuation period. The unit value of each subaccount on a day other than a valuation date is the unit value on the next valuation date. Unit values are carried to 6 decimal places. The unit value of each subaccount on a valuation date is determined at the end of that day.

The net investment factor for each subaccount is determined by the investment performance of the assets held by the subaccount during the valuation period. Each valuation will follow applicable law and accepted procedures. The net investment factor is determined by the formula:

    (A) + (B) -
    --------- - (D) where:
     (C)

(A) = The value of the assets in the subaccount on the current valuation date, including accrued net investment income and realized and unrealized capital gains and losses, but excluding the net value of any transactions during the current valuation period.

(B) = The amount of any dividend capital gain distribution received by the subaccount if the "ex-dividend" date for shares of the fund occurs during the current valuation period.

(C) = The value of the assets in the subaccount as of the just prior valuation date, including accrued net investment income and realized and unrealized capital gains and losses, and including the net value amount of any deposits and withdrawals made during the valuation period ending on that date.

(D) = The charge, if any, for taxes and reserves for taxes on investment income, and realized and unrealized capital gains.

THE POLICY
--------------------------------------------------------------------------------

The number of units credited to a subaccount of the Account will be determined by dividing the portion of the net premium applied to that subaccount by the unit value of the subaccount on the payment date.

Policies sold to officers, directors and employees of Phoenix (and their spouses and children) will be credited with an amount equal to the first-year commission that would apply on the amount of premium contributed. This option is also available to career agents of Phoenix (and their spouses and children).

THE CONTRACT
The policy and attached copy of the application are the entire contract. Only statements in the application can be used to void the policy. The statements are considered representations and not warranties. Only an executive officer of Phoenix Life and Annuity Company can agree to change or waive any provisions of the policy.

SUICIDE
We will stop and void the policy if the insured person commits suicide within two years of the policy issue date. We will then return the policy value less any outstanding loans and refund any monthly deductions other than fees and charges.

INCONTESTABILITY
We may not contest this policy or any attached rider after it has been in force for 2 years provided the person insured is alive during that time.

MISSTATEMENT OF AGE OR SEX
If you incorrectly state the age or gender of the insured person we will adjust the death benefit to reflect the correct cost of insurance rate. The adjusted death benefit will equal the coverage our most recent cost of insurance deduction would provide based on the correct personal information.

SURPLUS
This policy is nonparticipating and does not pay dividends.


UNDERWRITER
--------------------------------------------------------------------------------

PEPCO, an affiliate of Phoenix Life and Annuity Company, offers these policies on a continuous basis. PEPCO is not compensated for any underwriting commissions. Phoenix Life and Annuity Company directly bears all underwriting commission costs.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The rates of return shown are not an estimate nor are they a guarantee of future performance. The performance history shown is solely for the underlying investment portfolios. They do not illustrate how actual performance will affect the benefits under your policy because they do not account for any of the charges and deductions that apply to your policy value. (see "Charges and Deductions").

Yield of the Phoenix-Goodwin Money Market Series. We calculate the yield of the Phoenix-Goodwin Money Market Series for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share of the series at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. We assume no policy charges were deducted from the hypothetical account. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

Example Calculation:

The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Series is based on the 7-day period ending December 31, 2002:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:...............................$1.000000
Value of the same account (excluding capital changes) at the end of the 7-day period:...........................................$1.000203
Calculation:
   Ending account value...............................................$1.000203
   Less beginning account value.......................................$1.000000
   Net change in account value........................................$0.000203
Base period return:
   (adjusted change/beginning account value)..........................$0.000203
Current annual yield = return x (365/7) =................................ 1.06%
Effective annual yield = [(1 + return)365/7] - 1 =....................... 1.06%

The current yield and effective yield information will fluctuate. Yield and return information may not provide a suitable basis for comparison with bank deposits or other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

Total Return: We will usually advertise the average annual total return for a subaccount calculated for one year, three years, five years, ten years and since the inception date of the underlying portfolio. We assume the reinvestment of all distributions at net asset value but do not account for the deduction of any of the daily or monthly charges made under the policy.

Performance is the compounded return for the time period indicated, net of all fund level fees. Returns for the periods greater than one year are annualized. Performance does not include the effects of product charges, including any or all of the following: issue, sales and tax charges; mortality and expense risk fees; cost of insurance charges; administrative and transfer fees; and surrender charges. If these charges were reflected in these returns, performance would be significantly lower than shown. Please obtain a personalized illustration by contacting your registered representative. The illustration will show all applicable policy charges deducted, including the cost of insurance.

Since subaccount performance fluctuates, the policy value, when redeemed, may be worth more or less than your original investment. Withdrawals will affect the policy value and death benefit. You may obtain a copy of the most up-to-date performance numbers from your registered representative.

------------------------------------------------------------------------------------------------------------------------------------

                                  AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                          SERIES                          INCEPTION DATE     1 YEAR       5 YEARS       10 YEARS   SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                         5/1/1990       -14.81%        -2.03%        6.19%          4.50%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-AIM Mid-Cap Equity Series                            10/29/2001      -10.89%                                     -4.33%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Alliance/Bernstein Enhanced Index Series             7/14/1997       -23.68%        -1.41%                       -0.26%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Alliance/Bernstein Growth + Value Series             10/29/2001      -25.07%                                    -17.15%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Duff & Phelps Real Estate Securities Series           5/1/1995        12.08%        5.23%                        12.51%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Engemann Capital Growth Series                       12/31/1982      -24.81%        -7.37%        3.99%          11.46%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Engemann Small & Mid-Cap Growth Series               8/15/2000       -28.80%                                    -29.03%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Goodwin Money Market Series                          10/8/1982        1.42%         4.23%         4.38%          5.87%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Goodwin Multi-Sector Fixed Income Series             12/31/1982       10.00%        4.66%         7.82%          9.40%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Hollister Value Equity Series                         3/2/1998       -21.93%                                     3.23%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Janus Flexible Income Series                         12/15/1999       10.62%                                     7.96%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Kayne Large-Cap Core Series                          8/12/2002                                                   -3.45%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Kayne Small-Cap Quality Value Series                 8/12/2002                                                   1.00%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lazard International Equity Select Series            8/12/2002                                                   -4.22%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lazard Small-Cap Value Series                        8/12/2002                                                   -2.12%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lazard U.S. Multi-Cap Series                         8/12/2002                                                   0.50%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lord Abbett Bond-Debenture Series                    8/12/2002                                                   6.36%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lord Abbett Large-Cap Value Series                   8/12/2002                                                   -0.76%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Lord Abbett Mid-Cap Value Series                     8/12/2002                                                   0.04%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-MFS Investors Growth Stock Series                    12/15/1999      -28.84%                                    -19.81%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-MFS Investors Trust Series                           10/29/2001      -20.79%                                    -15.07%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-MFS Value Series                                     10/29/2001      -13.84%                                     -7.65%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Northern Dow 30 Series                               12/15/1999      -15.50%                                     -8.25%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Northern Nasdaq-100 Index(R) Series                   8/15/2000       -37.58%                                    -42.87%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Oakhurst Growth & Income Series                       3/2/1998       -22.51%                                     -1.34%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Oakhurst Strategic Allocation Series                 9/17/1984       -11.58%        4.02%         7.57%          10.60%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Sanford Bernstein Global Value Series                11/20/2000      -14.47%                                     -8.36%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                3/2/1998        -8.55%                                     0.92%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Sanford Bernstein Small-Cap Value Series             11/20/2000       -8.54%                                     5.82%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Seneca Mid-Cap Growth Series                          3/2/1998       -32.50%                                     0.36%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-Seneca Strategic Theme Series                        1/29/1996       -34.98%        -1.27%                       2.83%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Phoenix-State Street Research Small-Cap Growth Series        8/12/2002                                                   0.85%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
AIM V.I. Capital Appreciation Fund                            5/5/1993       -24.36%        -2.26%                       7.32%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
AIM V.I. Premier Equity Fund                                  5/5/1993       -30.26%        -2.19%                       7.84%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Alger American Leveraged AllCap Portfolio                    1/25/1995       -33.91%        3.25%                        13.56%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Federated Fund For U.S. Government Securities II             3/28/1994        9.05%         6.75%                        6.60%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Federated High Income Bond Fund II                            3/1/1994        1.39%         -0.35%                       4.56%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
VIP Contrafund(R) Portfolio                                  11/3/1997        -9.42%        3.62%                        3.44%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
VIP Growth Opportunities Portfolio                           11/3/1997       -21.92%        -6.42%                       -5.48%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
VIP Growth Portfolio                                         11/3/1997       -30.20%        -0.46%                       -0.36%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Mutual Shares Securities Fund                                11/8/1996       -11.81%        3.92%                        6.50%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Templeton Developing Markets Securities Fund                 9/27/1996        -0.15%        -5.47%                       -9.38%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Templeton Foreign Securities Fund                            5/11/1992       -18.56%        -2.14%        7.65%          6.51%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Templeton Global Asset Allocation Fund                       11/28/1988       -4.39%        2.30%         8.59%          8.74%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Templeton Growth Securities Fund                             3/15/1994       -18.49%        1.41%                        6.21%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Scudder VIT EAFE(R) Equity Index Fund                        8/22/1997       -21.60%        -5.25%                       -6.10%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Scudder VIT Equity 500 Index Fund                            10/1/1997       -22.31%        -0.83%                       -0.43%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Technology Portfolio                                         11/30/1999      -48.97%                                    -36.42%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Wanger Foreign Forty                                          2/1/1999       -15.29%                                     3.07%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Wanger International Small Cap                                5/1/1995       -13.83%        5.22%                        11.20%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Wanger Twenty                                                 2/1/1999        -7.62%                                     10.57%
---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------
Wanger U.S. Smaller Companies                                 5/1/1995       -16.81%        2.96%                        13.02%

---------------------------------------------------------- --------------- ------------- ------------- ------------- ---------------

We may include information about a series' or an advisor's investment strategies and management style in advertisements, sales literature and other communications. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may advertise all or part of a series' portfolio holdings, including holdings in specific industries. A fund may also separately illustrate the income and capital gains portions of a series' total return. A fund may also advertise performance by dividing returns into equity and debt components.

A series may compare its returns to any of a number of well-known benchmarks of market performance; including, but not limited to:

       The Dow Jones Industrial Average(SM)
       First Boston High Yield Index
       Salomon Brothers Corporate Index
       Salomon Brothers Government Bond Index
       The Standard & Poor's 500 Index (S&P 500)

Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

       Lipper Analytical Services
       Morningstar, Inc.
       Thomson Financial

A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

       Barron's
       Business Week
       Changing Times
       Forbes
       Fortune
       Consumer Reports
       Investor's Business Daily
       Financial Planning
       Financial Services Weekly
       Money
       The New York Times
       Personal Investor
       Registered Representative
       U.S. News and World Report
       The Wall Street Journal

The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM) .

The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

The funds' annual reports, available upon request and without charge, contain a discussion of the performance of the funds and a comparison of that performance to a securities market index. You may obtain an Annual Report by contacting your registered representative or VULA at the address and telephone number on the first page of the prospectus.


FEDERAL INCOME TAX CONSIDERATIONS
--------------------------------------------------------------------------------

INTRODUCTION The ultimate effect of federal income taxes on values under the Account and on the economic benefit to you or your beneficiary depends on our income tax status and upon the income tax status of the individual concerned. This discussion is general in nature and is not intended as income tax advice. For complete information on federal and state income tax considerations, a qualified income tax advisor should be consulted. No attempt is made to consider any estate and inheritance taxes, or any state, local or other income tax laws. Because this discussion is based upon our understanding of federal income tax laws as they are currently interpreted, we cannot guarantee the income tax status of any policy.

The Internal Revenue Service ("IRS") makes no representation regarding the likelihood of continuation of current federal income tax laws, Treasury regulations or of the current interpretations. We reserve the right to make changes to the policy to assure that it will continue to qualify as a life insurance contract for federal income tax purposes.

PHOENIX LIFE AND ANNUITY COMPANY'S INCOME TAX STATUS
We are taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). For federal income tax purposes, neither the Account nor the Guaranteed Interest Account is a separate entity from Phoenix Life and Annuity Company.

Investment income and realized capital gains on the assets of the Account are automatically reinvested in the Account and affect the Account's value. We do not pay taxes on the dividends and realized capital gains of the Account. Due to our income tax status under current provisions of the Code, we make no charge to the Account for our federal income taxes attributable to the Account. We reserve the right to make a deduction for taxes under the following circumstances:

o We determine that our federal income tax treatment differs from what we currently believe it to be;

o A changes occur that affect the income tax treatment of our variable life insurance contracts; or

o     A change occurs in our income tax status.

If we impose such a charge, it will equal the federal income taxes attributable to the investment results of the Account.

POLICY BENEFITS

DEATH BENEFIT PROCEEDS
The policy should be treated as meeting the definition of a life insurance contract for federal income tax purposes under Section 7702 of the Code. As such, the death benefit proceeds should be excludable from the gross income of the beneficiary under Code Section 101(a)(1). Also, a policy owner should not be considered to be in constructive receipt of the cash value, including investment income. See the sections below on possible taxation of amounts received under the policy, via full surrender, partial surrender or loan.

Code Section 7702 imposes certain conditions with respect to premiums received under a policy. We monitor the premiums to assure compliance with such conditions. However, if the premium limitation is exceeded during the year, we may return the excess premium, with interest, to the policy owner within 60 days after the end of the policy year, and maintain the qualification of the policy as life insurance for federal income tax purposes.

FULL SURRENDER
Upon full surrender of a policy for its cash value, the excess of the total you receive including any outstanding loans, over the premiums paid will be treated as ordinary income for federal income tax purposes. The full surrender of a policy that is a modified endowment contract may result in the imposition of an additional 10% tax on any income received.

PARTIAL SURRENDER
If the policy is a modified endowment contract, partial surrenders are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. See the discussion on "Modified Endowment Contracts" below.

If the policy is not a modified endowment contract, partial surrenders still may be taxable, as follows. Code Section 7702(f)(7) provides that where a reduction in death benefits occurs during the first 15 years after a policy is issued and there is a cash distribution associated with that reduction, the policy owner may be taxed on all or a part of the amount distributed. A reduction in death benefits may result from a partial surrender. After 15 years, the proceeds will not be subject to tax, except to the extent such proceeds exceed the total amount of premiums paid but not previously recovered.

Consult with your income tax advisor before you make a partial withdrawal to determine the portion which could be subject to tax, and to determine the impact it might have under the new rules affecting modified endowment contracts.

LOANS
We believe that any loan received under a policy will be treated as your indebtedness. If the policy is a modified endowment contract, loans are fully taxable to the extent of income in the policy and are possibly subject to an additional 10% tax. If the policy is not a modified endowment contract, we believe that no part of any loan under a policy will constitute income to you.

The deductibility by a policy owner of loan interest under a policy may be limited under Code Section 264, depending on the circumstances. A policy owner intending to fund premium payments through borrowing should consult a tax advisor with respect to tax consequences. Under the "personal" interest limitation provisions of the Code, interest on policy loans used for personal purposes is not tax deductible. Other rules may apply to allow all or part of the interest expense as a deduction if the loan proceeds are used for "trade or business" or "investment" purposes. See your tax advisor for further guidance.

BUSINESS-OWNED POLICIES
The Code may impose additional restrictions on a policy owned by a business or by a corporation. The Code limits the interest deduction on business-owned policy loans and may impose tax upon the inside build-up of corporate-owned life insurance policies through the corporate alternative minimum tax.

MODIFIED ENDOWMENT CONTRACTS

GENERAL
Pursuant to Code Section 72(e), loans and other amounts received under modified endowment contracts will, in general, be taxed to the extent of accumulated income (generally, the excess of cash value over premiums paid). Life insurance policies can be modified endowment contracts if they fail to meet what is known as "the 7-pay test."

This test compares your policy to a hypothetical life insurance policy of equal face amount which requires 7 equal annual premiums to be "fully paid-up," providing a level death benefit with no further premiums. A policy becomes a modified endowment contract, if, at any time during the first 7 years, the cumulative premium paid on the policy exceeds the cumulative premium that would have been paid under the hypothetical policy. We may return premiums with interest within 60 days of the end of the policy year, and if we do they will be excluded from the 7-pay test. A life insurance policy received in exchange for a modified endowment contract will be treated as a modified endowment contract.

REDUCTION IN BENEFITS DURING THE FIRST 7 YEARS

If you reduce the death benefit during the first 7 policy years, the 7-pay test will be re-calculated. The new test will reflect the new death benefit (and face amount) for both your policy and the hypothetical policy. All premiums you paid will be taken into account.

DISTRIBUTIONS AFFECTED

If a policy fails to meet the 7-pay test, it is considered a modified endowment contract only as to distributions in the year in which it failed the test and thereafter. However, distributions made in anticipation of such failure (there is a presumption that distributions made within 2 years prior to such failure were "made in anticipation") also are considered distributions under a modified endowment contract. If the policy satisfies the 7-pay test for 7 years, distributions and loans generally will not be subject to the modified endowment contract rules.

PENALTY TAX
Taxable amounts from a modified endowment contract will be subject to an additional 10% excise tax, with certain exceptions. This additional tax may not apply:

[diamond] on or after the taxpayer attains age 59 1/2;

[diamond] if payments are attributable to the taxpayer's disability (within the meaning of Code Section 72(m)(7)); or

[diamond] if payments are made as a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the taxpayer (or for the lives or life expectancies of the taxpayer and his beneficiary).

MATERIAL CHANGES
If a policy undergoes a "material change" it must be re-determined whether or not it meets the 7-pay test. A "material change" could include:

[diamond] an increase in the death benefit;

[diamond] an increase in or addition of a qualified additional benefit; or

[diamond] a reduction or elimination of any additional rider benefit previously elected

The following are two exceptions that are not considered a material change as given above:

[diamond] An increase attributable to premiums paid "necessary to fund" the lowest death benefit and qualified additional benefits payable in the first 7 policy years or to the crediting of interest or dividends with respect to these premiums, the "increase" does not constitute a material change.

[diamond] The death benefit or qualified additional benefit increases as a result of a cost-of-living adjustment (subject to regulations) based on an established broad-based index specified in the policy. This does not constitute a material change if:

          o the cost-of-living determination period does not exceed the remaining premium payment period; and

          o the cost-of-living increase is funded ratably over the remaining premium payment period.

A reduction in the death benefit is not considered a material change unless premium payments are also reduced.

A material change may occur at any time during the life of the policy, and future taxation of distributions or loans would depend upon whether the policy satisfied the applicable 7-pay test from the time of the material change. An exchange of policies is considered to be a material change for all purposes.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS
All modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same policy owner within the same calendar year will be treated as one modified endowment contract in determining the taxable portion of any loans or distributions made to the policy owner. The U.S. Treasury has been given specific legislative authority to issue regulations to prevent the avoidance of the new distribution rules for modified endowment contracts.

Consult an income tax advisor about the consequences of purchasing of multiple modified endowment contracts within any calendar year.

LIMITATIONS ON UNREASONABLE MORTALITY AND EXPENSE CHARGES
The Code imposes limitations on unreasonable mortality and expense charges for purposes of ensuring that a policy qualifies as a life insurance contract for federal income tax purposes. The mortality charges taken into account to compute permissible premium levels may not exceed those charges required to be used in determining the federal income tax reserve for the policy, unless U.S. Treasury regulations prescribe a higher level of charge. In addition, the expense charges taken into account under the guideline premium test are required to be reasonable, as defined by U.S. Treasury regulations. We will comply with the limitations for calculating the premium we are permitted to receive from you.

DIVERSIFICATION STANDARDS
To comply with the Diversification Regulations under Code Section 817(h), each series of the fund is required to diversify its investments. The Diversification Regulations generally require that on the last day of each calendar quarter the series assets are invested so that no more than:

[diamond] 55% is in any 1 investment

[diamond] 70% is in any 2 investments

[diamond] 80% is in any 3 investments

[diamond] 90% is in any 4 investments

A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account; therefore, each series or portfolio of a fund will be tested for compliance with the percentage limitations. For purposes of these diversification rules, all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality is treated as a separate issuer.

The general diversification requirements are modified in that there is no limit on the investment that may be made in U.S. Treasury securities. For the purpose of determining whether assets other than U.S. Treasury securities are adequately diversified, the generally applicable percentage limitations are increased based on the value of the Account's investment in U.S. Treasury securities. Notwithstanding this modification of the general diversification requirements, the portfolios of the funds will be structured to comply with the general diversification standards because they serve as an investment vehicle for certain variable annuity contracts that must comply with these standards.

The U.S. Treasury announced that the Diversification Regulations do not provide guidance concerning how you may direct your investments to particular divisions of a separate account. It is possible that a revenue ruling or other form of administrative pronouncement in this regard may be issued in the near future. It is not clear, at this time, what such a revenue ruling or other pronouncement would provide. It is possible that we may need to modify the policy to comply with such future U.S. Treasury announcements. Therefore, we reserve the right to modify the policy as necessary to prevent you from being considered the owner of the assets of the Account.

We intend to comply with the Diversification Regulations to assure that the policies continue to qualify as a life insurance contract for federal income tax purposes.

CHANGE OF OWNERSHIP OR INSURED OR ASSIGNMENT
Changing the policy owner or the person insured or exchanging or assigning the policy may have tax consequences. Code Section 1035 provides that a life insurance contract can be exchanged for another life insurance contract without recognition of gain or loss, provided that no money or other property is received in the exchange, and that the same person is insured. An outstanding loan from the surrendered policy could be treated as the receipt of money on the exchange, resulting in possible tax consequences.

We recommend that you consult an income tax advisor before making such a change or exchange.

OTHER TAXES
Federal estate tax, state and local estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. We do not make any representations or guarantees regarding the tax consequences of any policy with respect to such taxes.


WITHHOLDING
We are required to withhold federal income taxes on the taxable portion of any amounts received under the policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to nonresident aliens. You are liable for payment of federal income taxes on the taxable portion of any amounts received under the policy. You may be subject to penalties if your withholding or estimated tax payments are insufficient.



VOTING RIGHTS
--------------------------------------------------------------------------------

We will vote the funds' shares held by a subaccount at all regular and special shareholder meetings of the funds. Such voting will be according to your instructions to the extent required by law. However, we may elect to vote fund shares at our own discretion should the 1940 Act or any regulation thereunder be amended, or if its present interpretation should change allowing us to do so.

We will determine the number of votes you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. Fractional shares will be recognized.

We will vote the shares for which we receive no timely instructions in the same proportion as the shares for which we do receive votes. When we receive instructions to abstain from voting on any item, we reduce the number of votes cast on that item accordingly.

You will receive proxy materials, reports and other materials related to the funds.

We may disregard voting instructions when required by state insurance regulatory authorities, if the instructions could cause a change in the sub-classification or investment objective of a portfolio or to approve or disapprove an investment advisory contract. We may also disregard voting instructions that would make changes to a portfolio's investment policies or investment advisor that violate state law or regulations. We may disregard voting instructions that would result in an adverse effect on our General Account or result in overly speculative or unsound investments contrary to state law. Should we ever disregard voting instructions, we will promptly report it to policy owners along with the reasons for doing so.


SAFEKEEPING OF THE ACCOUNT'S ASSETS
--------------------------------------------------------------------------------

We hold the assets of the Account separate and apart from our General Account. We maintain records of all purchases and redemptions of shares of the funds.


SALES OF POLICIES
--------------------------------------------------------------------------------

Policies may be purchased from registered representatives of W.S. Griffith & Co., Inc. ("WSG"), a New York corporation incorporated on August 7, 1970. WSG is licensed to sell PHL Variable insurance policies as well as annuity contracts and funds of companies affiliated with PHL Variable. WSG, a wholly owned Phoenix subsidiary, and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. PEPCO serves as national distributor of the policies pursuant to an underwriting agreement dated December 31, 1996. PEPCO, a Connecticut corporation incorporated on July 16, 1968, is a wholly owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a wholly owned subsidiary of Phoenix. PEPCO is located at 56 Prospect Street in Hartford, Connecticut.

Policies also may be purchased from other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreements provided by PEPCO. Sales commissions will be paid to registered representatives on purchase payments we receive under these policies. PHL Variable will pay a maximum total sales commission of 50% of premiums. To the extent that the sales charge under the policies is less than the sales commissions paid with respect to the policies, we will pay the shortfall from our General Account assets, which will include any profits we may derive under the policies.

STATE REGULATION
--------------------------------------------------------------------------------

We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Insurance Commissioner. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do insurance business.

State regulation includes certain limitations on the investments we make, including investments for the Account and the Guaranteed Interest Account. This regulation does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------

We will furnish policy owners with all reports required by the 1940 Act and related regulations or by any other applicable law or regulation.


EXPERTS
--------------------------------------------------------------------------------


The financial statements of Phoenix Life and Annuity Variable Universal Life Account (Phoenix Executive Benefit - VUL) at December 31, 2002, and the results of their operations and the changes in their net assets for each of the periods indicated and the financial statements of Phoenix Life and Annuity Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

Matthew A. Swendiman, Counsel, and Brian Giantonio, Vice President, Tax and ERISA Counsel, Phoenix Life and Annuity Company, have provided advice on certain matters relating to the federal securities and income tax laws, respectively, in connection with the contracts described in this prospectus.

--------------------------------------------------------------------------------
                                                     [LOGO OF PHOENIX] PHOENIX
                                                        WEALTH MANAGEMENT(R)

          PHOENIX
          EXECUTIVE
            BENEFIT-VUL

      V A R I A B L E  U N I V E R S A L  L I F E  A N N U A L  R E P O R T

                     PHOENIX LIFE AND ANNUITY
                     VARIABLE UNIVERSAL LIFE ACCOUNT
                     DECEMBER 31, 2002

--------------------------------------------------------------------------------
L0134AR (C)2003 The Phoenix Companies, Inc.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                              PHOENIX-
                                     PHOENIX-                                 DEUTSCHE          PHOENIX-DUFF &
                                   ABERDEEN NEW          PHOENIX-            NASDAQ-100           PHELPS REAL
                                       ASIA           DEUTSCHE DOW 30         INDEX(R)         ESTATE SECURITIES
                                    SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                  --------------      ---------------       --------------     -----------------
ASSETS
   Investment at cost             $       14,747       $       9,549        $       10,713       $       36,957
                                  ==============       =============        ==============       ==============
   Investment at market           $       14,354       $       7,822        $        8,532       $       36,730
                                  --------------       -------------        --------------       --------------
      Total assets                        14,354               7,822                 8,532               36,730
LIABILITIES
   Accrued expenses                          -                   -                     -                    -
                                  --------------       -------------        --------------       --------------
NET ASSETS                        $       14,354       $       7,822        $        8,532       $       36,730
                                  ==============       =============        ==============       ==============
Accumulation units outstanding             4,965               3,257                 4,836               10,523
                                  ==============       =============        ==============       ==============
Unit value                        $     2.891048       $    2.401315        $     1.764338       $     3.490594
                                  ==============       =============        ==============       ==============

                                                                               PHOENIX-
                                     PHOENIX-             PHOENIX-          GOODWIN MULTI-
                                     ENGEMANN           GOODWIN MONEY        SECTOR FIXED       PHOENIX-HOLLISTER
                                  CAPITAL GROWTH           MARKET              INCOME            VALUE EQUITY
                                    SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                  --------------       --------------      ---------------     -----------------
ASSETS
   Investment at cost             $       36,821       $       70,446       $       21,853       $       29,575
                                  ==============       ==============       ==============       ==============
   Investment at market           $       22,750       $       70,446       $       22,023       $       22,679
                                  --------------       --------------       --------------       --------------
      Total assets                        22,750               70,446               22,023               22,679
LIABILITIES
   Accrued expenses                          -                      1                  -                    -
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $       22,750       $       70,445       $       22,023       $       22,679
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding            19,330               22,817                6,485               10,661
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.176910       $     3.087446       $     3.395886       $     2.127253
                                  ==============       ==============       ==============       ==============

                                   PHOENIX-J.P.
                                      MORGAN                                                      PHOENIX-
                                     RESEARCH          PHOENIX-JANUS        PHOENIX-JANUS       OAKHURST GROWTH
                                  ENHANCED INDEX      FLEXIBLE INCOME          GROWTH             AND INCOME
                                    SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                  --------------      ---------------       --------------     ----------------
ASSETS
   Investment at cost             $       36,770       $       33,641       $      156,838       $       21,581
                                  ==============       ==============       ==============       ==============
   Investment at market           $       23,209       $       35,729       $       91,655       $       15,477
                                  --------------       --------------       --------------       --------------
      Total assets                        23,209               35,729               91,655               15,477
LIABILITIES
   Accrued expenses                          -                    -                    -                    -
                                  --------------       --------------       --------------       --------------
NET ASSETS                        $       23,209       $       35,729       $       91,655       $       15,477
                                  ==============       ==============       ==============       ==============
Accumulation units outstanding            13,026                9,652               68,509                8,052
                                  ==============       ==============       ==============       ==============
Unit value                        $     1.781701       $     3.701597       $     1.337840       $     1.922036
                                  ==============       ==============       ==============       ==============

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (CONTINUED)

                                     PHOENIX-
                                     OAKHURST         PHOENIX-SANFORD
                                     STRATEGIC         BERNSTEIN MID-       PHOENIX-SENECA      PHOENIX-SENECA
                                    ALLOCATION           CAP VALUE          MID-CAP GROWTH     STRATEGIC THEME
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                  --------------      ----------------      --------------     ----------------
ASSETS
   Investment at cost             $       16,684      $         25,751      $       23,713     $         35,423
                                  ==============      ================      ==============     ================
   Investment at market           $       15,075      $         24,253      $       14,564     $         14,780
                                  --------------      ----------------      --------------     ----------------
      Total assets                        15,075                24,253              14,564               14,780
LIABILITIES
   Accrued expenses                          -                     -                   -                    -
                                  --------------      ----------------      --------------     ----------------
NET ASSETS                        $       15,075      $         24,253      $       14,564     $         14,780
                                  ==============      ================      ==============     ================
Accumulation units outstanding             5,618                 6,510              10,976               14,321
                                  ==============      ================      ==============     ================
Unit value                        $     2.683121      $       3.725355      $     1.326912     $       1.032035
                                  ==============      ================      ==============     ================

                                  FEDERATED FUND
                                     FOR U.S.         FEDERATED HIGH
                                    GOVERNMENT          INCOME BOND
                                   SECURITIES II          FUND II          VIP CONTRAFUND(R)      VIP GROWTH
                                    SUBACCOUNT          SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                  --------------      ----------------     ----------------    ----------------
ASSETS
   Investment at cost             $       60,237      $          8,083      $        8,359     $         10,542
                                  ==============      ================      ==============     ================
   Investment at market           $       63,916      $          7,397      $        7,277     $          7,661
                                  --------------      ----------------      --------------     ----------------
      Total assets                        63,916                 7,397               7,277                7,661
LIABILITIES
   Accrued expenses                          -                     -                   -                    -
                                  --------------      ----------------      --------------     ----------------
NET ASSETS                        $       63,916      $          7,397      $        7,277     $          7,661
                                  ==============      ================      ==============     ================
Accumulation units outstanding            18,854                 2,445               2,754                3,946
                                  ==============      ================      ==============     ================
Unit value                        $     3.390073      $       3.025976      $     2.642193     $       1.941524
                                  ==============      ================      ==============     ================

                                                         TEMPLETON
                                                         DEVELOPING           TEMPLETON          TEMPLETON
                                   MUTUAL SHARES          MARKETS              FOREIGN          GLOBAL ASSET
                                    SECURITIES           SECURITIES           SECURITIES         ALLOCATION
                                    SUBACCOUNT           SUBACCOUNT           SUBACCOUNT        SUBACCOUNT(1)
                                  --------------      ----------------      --------------     ----------------
ASSETS
   Investment at cost             $        8,780      $          8,895      $        9,741     $          8,588
                                  ==============      ================      ==============     ================
   Investment at market           $        7,319      $          7,645      $        7,464     $          7,602
                                  --------------      ----------------      --------------     ----------------
      Total assets                         7,319                 7,645               7,464                7,602
LIABILITIES
   Accrued expenses                          -                     -                   -                    -
                                  --------------      ----------------      --------------     ----------------
NET ASSETS                        $        7,319      $          7,645      $        7,464     $          7,602
                                  ==============      ================      ==============     ================
Accumulation units outstanding             2,816                 3,383               3,318                2,750
                                  ==============      ================      ==============     ================
Unit value                        $     2.599344      $       2.260033      $     2.249616     $       2.764330
                                  ==============      ================      ==============     ================

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2002
                             (CONTINUED)

                                    TEMPLETON          SCUDDER VIT                                  WANGER
                                     GROWTH           EAFE(R) EQUITY                             INTERNATIONAL
                                    SECURITIES            INDEX               TECHNOLOGY           SMALL CAP
                                    SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                  --------------      --------------        --------------       --------------
ASSETS
   Investment at cost             $       19,744       $      22,717        $      334,221       $       28,728
                                  ==============       =============        ==============       ==============
   Investment at market           $       15,110       $      14,732        $      128,357       $       15,402
                                  --------------       -------------        --------------       --------------
      Total assets                        15,110              14,732               128,357               15,402
LIABILITIES
   Accrued expenses                          -                   -                     -                    -
                                  --------------       -------------        --------------       --------------
NET ASSETS                        $       15,110       $      14,732        $      128,357       $       15,402
                                  ==============       =============        ==============       ==============
Accumulation units outstanding             6,224               9,156               247,705                9,888
                                  ==============       =============        ==============       ==============
Unit value                        $     2.427512       $    1.608936        $     0.518182       $     1.557605
                                  ==============       =============        ==============       ==============

                                                        WANGER U.S.
                                                         SMALLER
                                   WANGER TWENTY        COMPANIES
                                    SUBACCOUNT          SUBACCOUNT
                                  --------------       -------------
ASSETS
   Investment at cost             $       15,396       $      27,090
                                  ==============       =============
   Investment at market           $       15,351       $      23,895
                                  --------------       -------------
      Total assets                        15,351              23,895
LIABILITIES
   Accrued expenses                          -                     1
                                  --------------       -------------
NET ASSETS                        $       15,351       $      23,894
                                  ==============       =============
Accumulation units outstanding             4,766               8,221
                                  ==============       =============
Unit value                        $     3.221296       $    2.906382
                                  ==============       =============

                        See Notes to Financial Statements

                       STATEMENTS OF OPERATIONS
                FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                                    PHOENIX-
                                                              PHOENIX-                              DEUTSCHE       PHOENIX-DUFF &
                                                            ABERDEEN NEW        PHOENIX-           NASDAQ-100        PHELPS REAL
                                                               ASIA          DEUTSCHE DOW 30        INDEX(R)      ESTATE SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                           -------------     ---------------      -------------   -----------------
Investment income
   Distributions                                           $         390      $         108       $         -        $         882
Expenses
   Mortality, expense risk and administrative charges                -                  -                   -                  -
                                                           -------------      -------------       -------------      -------------
Net investment income (loss)                                         390                108                 -                  882
                                                           -------------      -------------       -------------      -------------
Net realized gain (loss) from share transactions                      82                (27)               (460)                 4
Net realized gain distribution from Fund                             -                   17                 -                  202
Net unrealized appreciation (depreciation) on investment             160             (1,545)             (1,769)               119
                                                           -------------      -------------       -------------      -------------
Net gain (loss) on investment                                        242             (1,555)             (2,229)               325
Net increase (decrease) in net assets resulting from
   operations                                              $         632      $      (1,447)      $      (2,229)     $       1,207
                                                           =============      =============       =============      =============

                                                                                PHOENIX-                               PHOENIX-
                                                              PHOENIX-       ENGEMANN SMALL         PHOENIX-        GOODWIN MULTI-
                                                              ENGEMANN        & MID-CAP          GOODWIN MONEY       SECTOR FIXED
                                                           CAPITAL GROWTH       GROWTH               MARKET             INCOME
                                                             SUBACCOUNT        SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                           --------------    ---------------     --------------     --------------
Investment income
   Distributions                                           $         -        $         -         $         591      $       1,465
Expenses
   Mortality, expense risk and administrative charges                -                  -                     1                -
                                                           -------------      -------------       -------------      -------------
Net investment income (loss)                                         -                  -                   590              1,465
                                                           -------------      -------------       -------------      -------------
Net realized gain (loss) from share transactions                  (2,030)            (2,642)                -                   47
Net realized gain distribution from Fund                             -                  -                   -                  -
Net unrealized appreciation (depreciation) on investment          (6,450)              (240)                -                  498
                                                           -------------      -------------       -------------      -------------
Net gain (loss) on investment                                     (8,480)            (2,882)                -                  545
Net increase (decrease) in net assets resulting from
   operations                                              $      (8,480)     $      (2,882)      $         590      $       2,010
                                                           =============      =============       =============      =============

                                                                              PHOENIX-J.P.
                                                                                 MORGAN
                                                          PHOENIX-HOLLISTER      RESEARCH         PHOENIX-JANUS       PHOENIX-JANUS
                                                            VALUE EQUITY     ENHANCED INDEX      FLEXIBLE INCOME         GROWTH
                                                             SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                          -----------------  ---------------     ---------------      -------------
Investment income
   Distributions                                           $         233      $         283       $       1,722      $         -
Expenses
   Mortality, expense risk and administrative charges                -                  -                   -                  -
                                                           -------------      -------------       -------------      -------------
Net investment income (loss)                                         233                283               1,722                -
                                                           -------------      -------------       -------------      -------------
Net realized gain (loss) from share transactions                    (122)            (2,598)                 51             (5,291)
Net realized gain distribution from Fund                             -                  -                   115                -
Net unrealized appreciation (depreciation) on investment          (6,066)            (7,430)              1,796            (31,964)
                                                           -------------      -------------       -------------      -------------
Net gain (loss) on investment                                     (6,188)           (10,028)              1,962            (37,255)
Net increase (decrease) in net assets resulting from
   operations                                              $      (5,955)     $      (9,745)      $       3,684      $     (37,255)
                                                           =============      =============       =============      =============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                                PHOENIX-
                                                              PHOENIX-          OAKHURST         PHOENIX-SANFORD
                                                          OAKHURST GROWTH       STRATEGIC         BERNSTEIN MID-     PHOENIX-SENECA
                                                             AND INCOME        ALLOCATION          CAP VALUE         MID-CAP GROWTH
                                                             SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                          ---------------     -------------      ---------------     -------------
Investment income
   Distributions                                           $         166      $         346       $         290      $         -
Expenses
   Mortality, expense risk and administrative charges                -                  -                   -                  -
                                                           -------------      -------------       -------------      -------------
Net investment income (loss)                                         166                346                 290                -
                                                           -------------      -------------       -------------      -------------
Net realized gain (loss) from share transactions                  (1,026)              (311)             (1,920)            (1,481)
Net realized gain distribution from Fund                             -                  -                 1,906                -
Net unrealized appreciation (depreciation) on investment          (4,319)            (1,633)             (4,359)            (6,556)
                                                           -------------      -------------       -------------      -------------
Net gain (loss) on investment                                     (5,345)            (1,944)             (4,373)            (8,037)
Net increase (decrease) in net assets resulting from
   operations                                              $      (5,179)     $      (1,598)      $      (4,083)     $      (8,037)
                                                           =============      =============       =============      =============

                                                                             FEDERATED FUND
                                                                                FOR U.S.         FEDERATED HIGH
                                                           PHOENIX-SENECA      GOVERNMENT         INCOME BOND
                                                          STRATEGIC THEME     SECURITIES II         FUND II       VIP CONTRAFUND(R)
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                          ---------------    ---------------     --------------   -----------------
Investment income
   Distributions                                           $         -        $       1,755       $         628      $         -
Expenses
   Mortality, expense risk and administrative charges                -                  -                   -                  -
                                                           -------------      -------------       -------------      -------------
Net investment income (loss)                                         -                1,755                 628                -
                                                           -------------      -------------       -------------      -------------
Net realized gain (loss) from share transactions                  (1,759)               199                (116)              (257)
Net realized gain distribution from Fund                             -                  -                   -                  -
Net unrealized appreciation (depreciation) on investment          (7,446)             3,162                (554)            (1,025)
                                                           -------------      -------------       -------------      -------------
Net gain (loss) on investment                                     (9,205)             3,361                (670)            (1,282)
Net increase (decrease) in net assets resulting from
   operations                                              $      (9,205)     $       5,116       $         (42)     $      (1,282)
                                                           =============      =============       =============      =============

                                                                                                                       TEMPLETON
                                                                                                                       DEVELOPING
                                                            VIP GROWTH                            MUTUAL SHARES         MARKETS
                                                           OPPORTUNITIES       VIP GROWTH          SECURITIES          SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                           -------------      -------------       -------------      -------------
Investment income
   Distributions                                           $           1      $           8       $         148      $         120
Expenses
   Mortality, expense risk and administrative charges                -                  -                   -                  -
                                                           -------------      -------------       -------------      -------------
Net investment income (loss)                                           1                  8                 148                120
                                                           -------------      -------------       -------------      -------------
Net realized gain (loss) from share transactions                     (10)               (60)               (997)               (70)
Net realized gain distribution from Fund                             -                  -                   367                -
Net unrealized appreciation (depreciation) on investment              (1)            (2,893)             (1,093)            (1,227)
                                                           -------------      -------------       -------------      -------------
Net gain (loss) on investment                                        (11)            (2,953)             (1,723)            (1,297)
Net increase (decrease) in net assets resulting from
   operations                                              $         (10)     $      (2,945)      $      (1,575)     $      (1,177)
                                                           =============      =============       =============      =============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                             TEMPLETON         TEMPLETON           TEMPLETON         SCUDDER VIT
                                                              FOREIGN         GLOBAL ASSET           GROWTH         EAFE(R) EQUITY
                                                            SECURITIES         ALLOCATION          SECURITIES           INDEX
                                                            SUBACCOUNT        SUBACCOUNT(1)        SUBACCOUNT         SUBACCOUNT
                                                           -------------      -------------       -------------     --------------
Investment income
   Distributions                                           $         262      $         152       $         186      $         237
Expenses
   Mortality, expense risk and administrative charges                -                  -                   -                  -
                                                           -------------      -------------       -------------      -------------
Net investment income (loss)                                         262                152                 186                237
                                                           -------------      -------------       -------------      -------------
Net realized gain (loss) from share transactions                  (2,292)               (62)                (11)            (1,249)
Net realized gain distribution from Fund                             -                  -                   183                -
Net unrealized appreciation (depreciation) on investment          (1,881)              (986)             (3,214)            (3,393)
                                                           -------------      -------------       -------------      -------------
Net gain (loss) on investment                                     (4,173)            (1,048)             (3,042)            (4,642)
Net increase (decrease) in net assets resulting from
   operations                                              $      (3,911)     $        (896)      $      (2,856)     $      (4,405)
                                                           =============      =============       =============      =============

                                                                                                     WANGER
                                                                             WANGER FOREIGN      INTERNATIONAL
                                                            TECHNOLOGY           FORTY             SMALL CAP         WANGER TWENTY
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                           -------------     --------------      --------------      -------------
Investment income
   Distributions                                           $         -        $         -         $         -        $         -
Expenses
   Mortality, expense risk and administrative charges                -                  -                   -                  -
                                                           -------------      -------------       -------------      -------------
Net investment income (loss)                                         -                  -                   -                  -
                                                           -------------      -------------       -------------      -------------
Net realized gain (loss) from share transactions                    (121)            (2,000)             (1,415)              (237)
Net realized gain distribution from Fund                             -                  -                   -                  -
Net unrealized appreciation (depreciation) on investment         (99,464)             2,300              (2,670)            (1,197)
                                                           -------------      -------------       -------------      -------------
Net gain (loss) on investment                                    (99,585)               300              (4,085)            (1,434)
Net increase (decrease) in net assets resulting from
   operations                                              $     (99,585)     $         300       $      (4,085)     $      (1,434)
                                                           =============      =============       =============      =============

                                                            WANGER U.S.
                                                              SMALLER
                                                             COMPANIES
                                                             SUBACCOUNT
Investment income
   Distributions                                           $        -
Expenses
   Mortality, expense risk and administrative charges               -
                                                           -------------
Net investment income (loss)                                        -
                                                           -------------
Net realized gain (loss) from share transactions                      68
Net realized gain distribution from Fund                            -
Net unrealized appreciation (depreciation) on investment          (5,173)
                                                           -------------
Net gain (loss) on investment                                     (5,105)
Net increase (decrease) in net assets resulting from
   operations                                               $     (5,105)
                                                           =============

Footnotes for Statements of Operations
For the period ended December 31, 2002

(1) From inception May 20, 2002 to December 31, 2002.

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                                  PHOENIX-
                                                                                  DEUTSCHE       PHOENIX-DUFF &       PHOENIX-
                                             PHOENIX-          PHOENIX-          NASDAQ-100        PHELPS REAL        ENGEMANN
                                           ABERDEEN NEW     DEUTSCHE DOW 30       INDEX(R)      ESTATE SECURITIES  CAPITAL GROWTH
                                          ASIA SUBACCOUNT    SUBACCOUNT(1)      SUBACCOUNT(3)     SUBACCOUNT(1)      SUBACCOUNT
                                          ---------------   ---------------     -------------   -----------------  --------------
Investment income
   Distributions                           $         171     $          58      $         -       $         147     $           5
Expenses
   Mortality, expense risk and
      administrative charges                         -                 -                  -                 -                 -
                                           -------------     -------------      -------------     -------------     -------------
Net investment income (loss)                         171                58                -                 147                 5
                                           -------------     -------------      -------------     -------------     -------------
Net realized gain (loss) from
   share transactions                                 69                (3)               -                 (25)             (786)
Net realized gain distribution from Fund             -                  14                -                 -                 511
Net unrealized appreciation
   (depreciation) on investment                       46              (182)              (412)             (346)           (4,566)
                                           -------------     -------------      -------------     -------------     -------------
Net gain (loss) on investment                        115              (171)              (412)             (371)           (4,841)
Net increase (decrease) in net assets
   resulting from operations               $         286     $        (113)     $        (412)    $        (224)    $      (4,836)
                                           =============     =============      =============     =============     =============

                                                                PHOENIX-          PHOENIX-                            PHOENIX-
                                                            ENGEMANN SMALL     FEDERATED U.S.       PHOENIX-       GOODWIN MULTI-
                                              PHOENIX-         & MID-CAP         GOVERNMENT      GOODWIN MONEY      SECTOR FIXED
                                           ENGEMANN NIFTY       GROWTH              BOND             MARKET            INCOME
                                          FIFTY SUBACCOUNT   SUBACCOUNT(1)      SUBACCOUNT(1)     SUBACCOUNT(1)     SUBACCOUNT(1)
                                          ----------------  --------------     --------------    --------------    --------------
Investment income
   Distributions                           $         -       $         -        $         -       $         126     $         469
Expenses
   Mortality, expense risk and
      administrative charges                         -                 -                  -                 -                 -
                                           -------------     -------------      -------------     -------------     -------------
Net investment income (loss)                         -                 -                  -                 126               469
                                           -------------     -------------      -------------     -------------     -------------
Net realized gain (loss) from
   share transactions                                220                 1               (104)              -                 -
Net realized gain distribution from Fund             -                 -                  -                 -                 -
Net unrealized appreciation
   (depreciation) on investment                   (4,616)              240                -                 -                (328)
                                           -------------     -------------      -------------     -------------     -------------
Net gain (loss) on investment                     (4,396)              241               (104)              -                (328)
Net increase (decrease) in net assets
   resulting from operations               $      (4,396)    $         241      $        (104)    $         126     $         141
                                           =============     =============      =============     =============     =============

                                             PHOENIX-         PHOENIX-J.P.
                                            HOLLISTER       MORGAN RESEARCH    PHOENIX-JANUS      PHOENIX-JANUS     PHOENIX-JANUS
                                           VALUE EQUITY     ENHANCED INDEX      CORE EQUITY      FLEXIBLE INCOME       GROWTH
                                           SUBACCOUNT(1)      SUBACCOUNT         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                           -------------    ---------------    --------------    ---------------    -------------
Investment income
   Distributions                           $          78     $         205      $         217     $       1,148     $         -
Expenses
   Mortality, expense risk and
      administrative charges                         -                 -                  -                 -                 -
                                           -------------     -------------      -------------     -------------     -------------
Net investment income (loss)                          78               205                217             1,148               -
                                           -------------     -------------      -------------     -------------     -------------
Net realized gain (loss) from
   share transactions                                 (5)              155             (1,150)              400            (1,223)
Net realized gain distribution from Fund             -                 249                -                 178               -
Net unrealized appreciation
   (depreciation) on investment                     (830)           (2,865)            (2,343)              236           (17,917)
                                           -------------     -------------      -------------     -------------     -------------
Net gain (loss) on investment                       (835)           (2,461)            (3,493)              814           (19,140)
Net increase (decrease) in net assets
   resulting from operations               $        (757)    $      (2,256)     $      (3,276)    $       1,962     $     (19,140)
                                           =============     =============      =============     =============     =============

                                                                                                    PHOENIX-
                                           PHOENIX-MORGAN       PHOENIX-           PHOENIX-         OAKHURST       PHOENIX-SANFORD
                                            STANLEY FOCUS       OAKHURST       OAKHURST GROWTH      STRATEGIC       BERNSTEIN MID-
                                              EQUITY            BALANCED          AND INCOME        ALLOCATION        CAP VALUE
                                             SUBACCOUNT        SUBACCOUNT         SUBACCOUNT       SUBACCOUNT(1)      SUBACCOUNT
                                           --------------     -------------    ---------------    --------------   ---------------
Investment income
   Distributions                           $         -       $         554      $          71     $          89     $         295
Expenses
   Mortality, expense risk and
      administrative charges                         -                  (1)               -                 -                 -
                                           -------------     -------------      -------------     -------------     -------------
Net investment income (loss)                         -                 555                 71                89               295
                                           -------------     -------------      -------------     -------------     -------------
Net realized gain (loss) from
   share transactions                             (1,545)             (454)                87                10                20
Net realized gain distribution from Fund             -                 690                 37               -                 146
Net unrealized appreciation
   (depreciation) on investment                      958               476               (704)               24             2,367
                                           -------------     -------------      -------------     -------------     -------------
Net gain (loss) on investment                       (587)              712               (580)               34             2,533
Net increase (decrease) in net assets
   resulting from operations               $        (587)    $       1,267      $        (509)    $         123     $       2,828
                                           =============     =============      =============     =============     =============

                                                                                                 FEDERATED FUND
                                                                                DEUTSCHE VIT        FOR U.S.       FEDERATED HIGH
                                           PHOENIX-SENECA   PHOENIX-SENECA     EAFE(R) EQUITY      GOVERNMENT       INCOME BOND
                                           MID-CAP GROWTH   STRATEGIC THEME        INDEX          SECURITIES II        FUND II
                                             SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT(2)     SUBACCOUNT(1)
                                           --------------   ---------------    --------------    --------------    --------------
Investment income
   Distributions                           $         -       $         -        $         -       $         -       $         -
Expenses
   Mortality, expense risk and
      administrative charges                         -                   1                -                 -                 -
                                           -------------     -------------      -------------     -------------     -------------
Net investment income (loss)                         -                  (1)               -                 -                 -
                                           -------------     -------------      -------------     -------------     -------------
Net realized gain (loss) from
   share transactions                               (133)           (1,585)               (15)              -                 (12)
Net realized gain distribution from Fund             -                 913                -                 -                 -
Net unrealized appreciation
   (depreciation) on investment                   (1,692)           (4,953)            (3,510)              517              (132)
                                           -------------     -------------      -------------     -------------     -------------
Net gain (loss) on investment                     (1,825)           (5,625)            (3,525)              517              (144)
Net increase (decrease) in net assets
   resulting from operations               $      (1,825)    $      (5,626)     $      (3,525)    $         517     $        (144)
                                           =============     =============      =============     =============     =============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001
                                   (CONTINUED)

                                                                                                                     TEMPLETON
                                                VIP           VIP GROWTH                                             DEVELOPING
                                           CONTRAFUND(R)     OPPORTUNITIES       VIP GROWTH       MUTUAL SHARES        MARKETS
                                             PORTFOLIO         PORTFOLIO          PORTFOLIO        SECURITIES        SECURITIES
                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT(1)     SUBACCOUNT(1)      SUBACCOUNT
                                           -------------     -------------      -------------     -------------     -------------
Investment income
   Distributions                           $         -       $         -        $         -       $         -       $         195
Expenses
   Mortality, expense risk and
      administrative charges                         -                 -                  -                 -                 -
                                           -------------     -------------      -------------     -------------     -------------
Net investment income (loss)                         -                 -                  -                 -                 195
                                           -------------     -------------      -------------     -------------     -------------
Net realized gain (loss) from
   share transactions                                (11)               (9)                 2               (22)           (3,561)
Net realized gain distribution from Fund             -                 -                  -                 -                 -
Net unrealized appreciation
   (depreciation) on investment                      (57)                1                 12              (368)            2,697
                                           -------------     -------------      -------------     -------------     -------------
Net gain (loss) on investment                        (68)               (8)                14              (390)             (864)
Net increase (decrease) in net assets
   resulting from operations               $         (68)    $          (8)     $          14     $        (390)    $        (669)
                                           =============     =============      =============     =============     =============

                                             TEMPLETON        TEMPLETON                                               WANGER
                                              GROWTH         INTERNATIONAL       TECHNOLOGY                        INTERNATIONAL
                                             SECURITIES       SECURITIES         PORTFOLIO        WANGER FOREIGN     SMALL CAP
                                             SUBACCOUNT      SUBACCOUNT(1)       SUBACCOUNT      FORTY SUBACCOUNT    SUBACCOUNT
                                           -------------     -------------      -------------    ----------------  --------------
Investment income
   Distributions                           $       1,491     $         -        $         -       $           5     $         -
Expenses
   Mortality, expense risk and
      administrative charges                         -                 -                    1               -                 -
                                           -------------     -------------      -------------     -------------     -------------
Net investment income (loss)                       1,491               -                   (1)                5               -
                                           -------------     -------------      -------------     -------------     -------------
Net realized gain (loss) from
   share transactions                                (94)              (11)            (1,662)               (5)             (617)
Net realized gain distribution from Fund             166               -                  -                 295             3,611
Net unrealized appreciation
   (depreciation) on investment                   (1,450)             (396)           (52,860)           (1,785)           (6,627)
                                           -------------     -------------      -------------     -------------     -------------
Net gain (loss) on investment                     (1,378)             (407)           (54,522)           (1,495)           (3,633)
Net increase (decrease) in net assets
   resulting from operations               $         113     $        (407)     $     (54,523)    $      (1,490)    $      (3,633)
                                           =============     =============      =============     =============     =============

                                                              WANGER U.S.
                                           WANGER TWENTY      SMALL CAP
                                            SUBACCOUNT        SUBACCOUNT
                                           -------------     -------------
Investment income
   Distributions                           $         -       $           6
Expenses
   Mortality, expense risk and
      administrative charges                         -                   1
                                           -------------     -------------
Net investment income (loss)                         -                   5
                                           -------------     -------------
Net realized gain (loss) from
   share transactions                                213             1,592
Net realized gain distribution from Fund             -                 -
Net unrealized appreciation
   (depreciation) on investment                      819             1,057
                                           -------------     -------------
Net gain (loss) on investment                      1,032             2,649
Net increase (decrease) in net assets
   resulting from operations               $       1,032     $       2,654
                                           =============     =============

Footnotes for Statements of Operations
For the period ended December 31, 2001
(1) From inception August 24, 2001 to December 31, 2001
(2) From inception September 6, 2001 to December 31, 2001
(3) From inception December 10, 2001 to December 31, 2001

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                                                                                        SANFORD
                                                           ENGEMANN NIFTY        SENECA         OAKHURST GROWTH        BERNSTEIN
                                                               FIFTY         MID-CAP GROWTH        AND INCOME        MID-CAP VALUE
                                                           SUBACCOUNT(2)      SUBACCOUNT(2)       SUBACCOUNT(2)      SUBACCOUNT(2)
                                                           --------------    --------------     ---------------      -------------
Investment income
   Distributions                                           $         -        $         -         $          49      $          39
Expenses
   Mortality, expense risk and administrative charges                -                  -                   -                  -
                                                           -------------      -------------       -------------      -------------
Net investment income (loss)                                         -                  -                    49                 39
                                                           -------------      -------------       -------------      -------------
Net realized gain (loss) from share transactions                     190                276                 253                219
Net realized gain distribution from Fund                             -                  440                  36                -
Net unrealized appreciation (depreciation) on investment          (3,219)              (901)             (1,081)               494
                                                           -------------      -------------       -------------      -------------
Net gain (loss) on investments                                    (3,029)              (185)               (792)               713
Net increase (decrease) in net assets resulting
   from operations                                         $      (3,029)     $        (185)      $        (743)     $         752
                                                           =============      =============       =============      =============

                                                                                                                       SENECA
                                                              ENGEMANN          OAKHURST                              STRATEGIC
                                                           CAPITAL GROWTH       BALANCED        ABERDEEN NEW ASIA       THEME
                                                           SUBACCOUNT(2)      SUBACCOUNT(2)       SUBACCOUNT(2)      SUBACCOUNT(2)
                                                           --------------     -------------     -----------------    -------------
Investment income
   Distributions                                           $           1      $         451       $         145      $         -
Expenses
   Mortality, expense risk and administrative charges                -                  -                   -                  -
                                                           -------------      -------------       -------------      -------------
Net investment income (loss)                                           1                451                 145                -
                                                           -------------      -------------       -------------      -------------
Net realized gain (loss) from share transactions                  (1,176)               238                 (41)               347
Net realized gain distribution from Fund                             807              2,116                 -                2,194
Net unrealized appreciation (depreciation) on investment          (3,055)            (2,935)               (599)            (8,244)
                                                           -------------      -------------       -------------      -------------
Net gain (loss) on investments                                    (3,424)              (581)               (640)            (5,703)
Net increase (decrease) in net assets resulting
   from operations                                         $      (3,423)     $        (130)      $        (495)     $      (5,703)
                                                           =============      =============       =============      =============

                        See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                   (CONTINUED)

                                                            J.P. MORGAN                              WANGER
                                                             RESEARCH          WANGER U.S.        INTERNATIONAL
                                                           ENHANCED INDEX       SMALL-CAP           SMALL-CAP        WANGER TWENTY
                                                           SUBACCOUNT(2)      SUBACCOUNT(2)       SUBACCOUNT(2)      SUBACCOUNT(2)
                                                           --------------     -------------       -------------      -------------
Investment income                                          $         161      $         -         $         -        $         -
Expenses
   Mortality, expense risk and administrative charges                -                  -                   -                  -
                                                           -------------      -------------       -------------      -------------
Net investment income (loss)                                         161                -                   -                  -
                                                           -------------      -------------       -------------      -------------
Net realized gain (loss) from share transactions                    (327)               493              (1,281)               120
Net realized gain distribution from Fund                             814                -                   -                  -
Net unrealized appreciation (depreciation) on investment          (3,266)               921              (4,029)               333
                                                           -------------      -------------       -------------      -------------
Net gain (loss) on investments                                    (2,779)             1,414              (5,310)               453
                                                           -------------      -------------       -------------      -------------
Net increase (decrease) in net assets resulting
   from operations                                         $      (2,618)     $       1,414       $      (5,310)     $         453
                                                           =============      =============       =============      =============

                                                          WANGER FOREIGN       TEMPLETON           TEMPLETON        EAFE(R) EQUITY
                                                               FORTY             GROWTH        DEVELOPING MARKETS       INDEX
                                                           SUBACCOUNT(2)      SUBACCOUNT(1)       SUBACCOUNT(3)      SUBACCOUNT(2)
                                                          --------------      -------------    ------------------   --------------
Investment income
   Distributions                                           $         -        $         -         $         -        $         -
Expenses
   Mortality, expense risk and administrative charges                -                  -                   -                  -
                                                           -------------      -------------       -------------      -------------
Net investment income (loss)                                         -                  -                   -                  -
                                                           -------------      -------------       -------------      -------------
Net realized gain (loss) from share transactions                     171                103                  37                461
Net realized gain distribution from Fund                             -                  -                   -                  153
Net unrealized appreciation (depreciation) on investment            (515)                30              (2,720)            (1,082)
                                                           -------------      -------------       -------------      -------------
Net gain (loss) on investments                                      (344)               133              (2,683)            (1,390)
                                                           -------------      -------------       -------------      -------------
Net increase (decrease) in net assets resulting
   from operations                                         $        (344)     $         133       $      (2,683)     $      (1,390)
                                                           =============      =============       =============      =============

                                                                                                                    MORGAN STANLEY
                                                           JANUS EQUITY                          MORGAN STANLEY       TECHNOLOGY
                                                              INCOME          JANUS GROWTH        FOCUS EQUITY         PORTFOLIO
                                                           SUBACCOUNT(2)      SUBACCOUNT(2)       SUBACCOUNT(2)      SUBACCOUNT(2)
                                                           -------------      -------------      --------------     --------------
Investment income
   Distributions                                           $         -        $          85       $         -        $         -
Expenses
   Mortality, expense risk and administrative charges                -                  -                   -                  -
                                                           -------------      -------------       -------------      -------------
Net investment income (loss)                                         -                   85                 -                  -
                                                           -------------      -------------       -------------      -------------
Net realized gain (loss) from share transactions                    (642)              (989)                 63              3,302
Net realized gain distribution from Fund                             -                  -                     5                 33
Net unrealized appreciation (depreciation) on investment          (2,481)           (15,302)               (958)           (53,540)
                                                           -------------      -------------       -------------      -------------
Net gain (loss) on investments                                    (3,123)           (16,291)               (890)           (50,205)
                                                           -------------      -------------       -------------      -------------
Net increase (decrease) in net assets resulting
   from operations                                         $      (3,123)     $     (16,206)      $        (890)     $     (50,205)
                                                           =============      =============       =============      =============

                                                            JANUS FLEX
                                                              INCOME
                                                           SUBACCOUNT(3)
                                                           -------------
Investment income
   Distributions                                           $       1,075
Expenses
   Mortality, expense risk and administrative charges                -
                                                           -------------
Net investment income (loss)                                       1,075
                                                           -------------
Net realized gain (loss) from share transactions                      20
Net realized gain distribution from Fund                             -
Net unrealized appreciation (depreciation) on investment              56
                                                           -------------
Net gain (loss) on investments                                        76
                                                           -------------
Net increase (decrease) in net assets resulting
   from operations                                         $       1,151
                                                           =============

(1) From inception June 16, 2000 to December 31, 2000
(2) From inception June 19, 2000 to December 31, 2000
(3) From inception June 20, 2000 to December 31, 2000

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                                    PHOENIX-
                                                             PHOENIX-                               DEUTSCHE       PHOENIX-DUFF &
                                                           ABERDEEN NEW         PHOENIX-           NASDAQ-100        PHELPS REAL
                                                               ASIA          DEUTSCHE DOW 30        INDEX(R)      ESTATE SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                           -------------     ---------------      -------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                            $         390      $         108       $         -        $         882
   Net realized gain (loss)                                           82                (10)               (460)               206
   Net unrealized appreciation (depreciation)                        160             (1,545)             (1,769)               119
                                                           -------------      -------------       -------------      -------------
   Net increase (decrease) resulting from operations                 632             (1,447)             (2,229)             1,207
                                                           -------------      -------------       -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            6,947              3,474                 657              4,131
   Participant transfers                                             381               (627)              3,326             25,579
   Participant withdrawals                                          (605)              (282)                (24)              (742)
                                                           -------------      -------------       -------------      -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                6,723              2,565               3,959             28,968
                                                           -------------      -------------       -------------      -------------
   Net increase (decrease) in net assets                           7,355              1,118               1,730             30,175
NET ASSETS
   Beginning of period                                             6,999              6,704               6,802              6,555
                                                           -------------      -------------       -------------      -------------
   End of period                                           $      14,354      $       7,822       $       8,532      $      36,730
                                                           =============      =============       =============      =============

                                                                                PHOENIX-                               PHOENIX-
                                                             PHOENIX-        ENGEMANN SMALL        PHOENIX-         GOODWIN MULTI-
                                                             ENGEMANN          & MID-CAP         GOODWIN MONEY       SECTOR FIXED
                                                          CAPITAL GROWTH         GROWTH              MARKET             INCOME
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                          --------------     --------------      --------------     --------------
FROM OPERATIONS
   Net investment income (loss)                            $         -        $         -         $         590      $       1,465
   Net realized gain (loss)                                       (2,030)            (2,642)                -                   47
   Net unrealized appreciation (depreciation)                     (6,450)              (240)                -                  498
                                                           -------------      -------------       -------------      -------------
   Net increase (decrease) resulting from operations              (8,480)            (2,882)                590              2,010
                                                           -------------      -------------       -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           10,326              3,473               9,764              6,947
   Participant transfers                                           7,563             (7,557)             42,896              1,255
   Participant withdrawals                                           (92)              (160)             (1,475)              (689)
                                                           -------------      -------------       -------------      -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               17,797             (4,244)             51,185              7,513
                                                           -------------      -------------       -------------      -------------
   Net increase (decrease) in net assets                           9,317             (7,126)             51,775              9,523
NET ASSETS
   Beginning of period                                            13,433              7,126              18,670             12,500
                                                           -------------      -------------       -------------      -------------
   End of period                                           $      22,750      $         -         $      70,445      $      22,023
                                                           =============      =============       =============      =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                               PHOENIX-J.P.
                                                                                  MORGAN
                                                         PHOENIX-HOLLISTER       RESEARCH         PHOENIX-JANUS      PHOENIX-JANUS
                                                           VALUE EQUITY       ENHANCED INDEX     FLEXIBLE INCOME        GROWTH
                                                            SUBACCOUNT          SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         -----------------    --------------     ---------------     -------------
FROM OPERATIONS
   Net investment income (loss)                            $         233      $         283       $       1,722      $         -
   Net realized gain (loss)                                         (122)            (2,598)                166             (5,291)
   Net unrealized appreciation (depreciation)                     (6,066)            (7,430)              1,796            (31,964)
                                                           -------------      -------------       -------------      -------------
   Net increase (decrease) resulting from operations              (5,955)            (9,745)              3,684            (37,255)
                                                           -------------      -------------       -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            7,605             13,894              14,552             56,422
   Participant transfers                                           8,515             (6,137)             (5,369)            (9,818)
   Participant withdrawals                                          (718)            (1,197)             (1,368)            (3,934)
                                                           -------------      -------------       -------------      -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               15,402              6,560               7,815             42,670
                                                           -------------      -------------       -------------      -------------
   Net increase (decrease) in net assets                           9,447             (3,185)             11,499              5,415
NET ASSETS
   Beginning of period                                            13,232             26,394              24,230             86,240
                                                           -------------      -------------       -------------      -------------
   End of period                                           $      22,679      $      23,209       $      35,729      $      91,655
                                                           =============      =============       =============      =============

                                                                                PHOENIX-
                                                             PHOENIX-           OAKHURST        PHOENIX-SANFORD
                                                          OAKHURST GROWTH       STRATEGIC        BERNSTEIN MID-     PHOENIX-SENECA
                                                            AND INCOME         ALLOCATION         CAP VALUE         MID-CAP GROWTH
                                                            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                                          ---------------     -------------     ---------------     --------------
FROM OPERATIONS
   Net investment income (loss)                            $         166      $         346       $         290      $         -
   Net realized gain (loss)                                       (1,026)              (311)                (14)            (1,481)
   Net unrealized appreciation (depreciation)                     (4,319)            (1,633)             (4,359)            (6,556)
                                                           -------------      -------------       -------------      -------------
   Net increase (decrease) resulting from operations              (5,179)            (1,598)             (4,083)            (8,037)
                                                           -------------      -------------       -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            7,605              4,850              17,368              7,605
   Participant transfers                                             610              5,859             (22,246)             2,464
   Participant withdrawals                                          (670)              (446)             (1,386)              (662)
                                                           -------------      -------------       -------------      -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                7,545             10,263              (6,264)             9,407
                                                           -------------      -------------       -------------      -------------
   Net increase (decrease) in net assets                           2,366              8,665             (10,347)             1,370
NET ASSETS
   Beginning of period                                            13,111              6,410              34,600             13,194
                                                           -------------      -------------       -------------      -------------
   End of period                                           $      15,477      $      15,075       $      24,253      $      14,564
                                                           =============      =============       =============      =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                                             FEDERATED FUND
                                                                                FOR U.S.         FEDERATED HIGH
                                                          PHOENIX-SENECA       GOVERNMENT          INCOME BOND
                                                         STRATEGIC THEME      SECURITIES II          FUND II      VIP CONTRAFUND(R)
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                         ---------------     --------------      --------------   -----------------
FROM OPERATIONS
   Net investment income (loss)                            $         -        $       1,755       $         628      $         -
   Net realized gain (loss)                                       (1,759)               199                (116)              (257)
   Net unrealized appreciation (depreciation)                     (7,446)             3,162                (554)            (1,025)
                                                           -------------      -------------       -------------      -------------
   Net increase (decrease) resulting from operations              (9,205)             5,116                 (42)            (1,282)
                                                           -------------      -------------       -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           10,421             23,658               3,474                657
   Participant transfers                                             401             (5,500)             (2,110)             1,418
   Participant withdrawals                                          (765)            (2,034)               (284)               (21)
                                                           -------------      -------------       -------------      -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               10,057             16,124               1,080              2,054
                                                           -------------      -------------       -------------      -------------
   Net increase (decrease) in net assets                             852             21,240               1,038                772
NET ASSETS
   Beginning of period                                            13,928             42,676               6,359              6,505
                                                           -------------      -------------       -------------      -------------
   End of period                                           $      14,780      $      63,916       $       7,397      $       7,277
                                                           =============      =============       =============      =============

                                                                                                                      TEMPLETON
                                                                                                                      DEVELOPING
                                                            VIP GROWTH                            MUTUAL SHARES         MARKETS
                                                           OPPORTUNITIES       VIP GROWTH          SECURITIES         SECURITIES
                                                            SUBACCOUNT         SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                                           -------------      -------------       -------------      -------------
FROM OPERATIONS
   Net investment income (loss)                            $           1      $           8       $         148      $         120
   Net realized gain (loss)                                          (10)               (60)               (630)               (70)
   Net unrealized appreciation (depreciation)                         (1)            (2,893)             (1,093)            (1,227)
                                                           -------------      -------------       -------------      -------------
   Net increase (decrease) resulting from operations                 (10)            (2,945)             (1,575)            (1,177)
                                                           -------------      -------------       -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                              -                3,474               6,947                657
   Participant transfers                                             (67)               745             (10,827)             8,134
   Participant withdrawals                                           -                 (276)               (444)               (37)
                                                           -------------      -------------       -------------      -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                  (67)             3,943              (4,324)             8,754
                                                           -------------      -------------       -------------      -------------
   Net increase (decrease) in net assets                             (77)               998              (5,899)             7,577
NET ASSETS
   Beginning of period                                                77              6,663              13,218                 68
                                                           -------------      -------------       -------------      -------------
   End of period                                           $         -        $       7,661       $       7,319      $       7,645
                                                           =============      =============       =============      =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                            TEMPLETON          TEMPLETON           TEMPLETON         SCUDDER VIT
                                                             FOREIGN          GLOBAL ASSET          GROWTH          EAFE(R) EQUITY
                                                            SECURITIES         ALLOCATION          SECURITIES           INDEX
                                                            SUBACCOUNT        SUBACCOUNT(1)        SUBACCOUNT         SUBACCOUNT
                                                           -------------      -------------       -------------     --------------
FROM OPERATIONS
   Net investment income (loss)                            $         262      $         152       $         186      $         237
   Net realized gain (loss)                                       (2,292)               (62)                172             (1,249)
   Net unrealized appreciation (depreciation)                     (1,881)              (986)             (3,214)            (3,393)
                                                           -------------      -------------       -------------      -------------
   Net increase (decrease) resulting from operations              (3,911)              (896)             (2,856)            (4,405)
                                                           -------------      -------------       -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            4,131                657               3,474              7,605
   Participant transfers                                           1,081              7,841               8,347             (6,844)
   Participant withdrawals                                          (389)               -                  (435)              (694)
                                                           -------------      -------------       -------------      -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                4,823              8,498              11,386                 67
                                                           -------------      -------------       -------------      -------------
   Net increase (decrease) in net assets                             912              7,602               8,530             (4,338)
NET ASSETS
   Beginning of period                                             6,552                -                 6,580             19,070
                                                           -------------      -------------       -------------      -------------
   End of period                                           $       7,464      $       7,602       $      15,110      $      14,732
                                                           =============      =============       =============      =============

                                                                                                     WANGER
                                                                             WANGER FOREIGN       INTERNATIONAL
                                                            TECHNOLOGY           FORTY              SMALL CAP        WANGER TWENTY
                                                            SUBACCOUNT         SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
                                                           -------------     --------------       -------------      -------------
FROM OPERATIONS
   Net investment income (loss)                            $         -        $         -         $         -        $         -
   Net realized gain (loss)                                         (121)            (2,000)             (1,415)              (237)
   Net unrealized appreciation (depreciation)                    (99,464)             2,300              (2,670)            (1,197)
                                                           -------------      -------------       -------------      -------------
   Net increase (decrease) resulting from operations             (99,585)               300              (4,085)            (1,434)
                                                           -------------      -------------       -------------      -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                           71,631              2,816               6,947              6,947
   Participant transfers                                          29,200             (9,573)                232             (3,557)
   Participant withdrawals                                        (5,476)              (126)               (689)              (621)
                                                           -------------      -------------       -------------      -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               95,355             (6,883)              6,490              2,769
                                                           -------------      -------------       -------------      -------------
   Net increase (decrease) in net assets                          (4,230)            (6,583)              2,405              1,335
NET ASSETS
   Beginning of period                                           132,587              6,583              12,997             14,016
                                                           -------------      -------------       -------------      -------------
   End of period                                           $     128,357      $         -         $      15,402      $      15,351
                                                           =============      =============       =============      =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2002
                                   (CONTINUED)

                                                             WANGER U.S.
                                                              SMALLER
                                                             COMPANIES
                                                            SUBACCOUNT
                                                           -------------
FROM OPERATIONS
   Net investment income (loss)                            $         -
   Net realized gain (loss)                                           68
   Net unrealized appreciation (depreciation)                     (5,173)
                                                           -------------
   Net increase (decrease) resulting from operations              (5,105)
                                                           -------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                            7,605
   Participant transfers                                           8,284
   Participant withdrawals                                          (810)
                                                           -------------
   Net increase (decrease) in net assets resulting
      from participant transactions                               15,079
                                                           -------------
   Net increase (decrease) in net assets                           9,974
NET ASSETS
   Beginning of period                                            13,920
                                                           -------------
   End of period                                           $      23,894
                                                           =============

Footnotes for Statements of Changes in Net Assets
For the period ended December 31, 2002

(1) From inception May 20, 2002 to December 31, 2002.

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                                  PHOENIX-
                                                                                  DEUTSCHE        PHOENIX-DUFF &        PHOENIX-
                                            PHOENIX-          PHOENIX-           NASDAQ-100        PHELPS REAL          ENGEMANN
                                          ABERDEEN NEW     DEUTSCHE DOW 30        INDEX(R)       ESTATE SECURITIES   CAPITAL GROWTH
                                         ASIA SUBACCOUNT    SUBACCOUNT(1)      SUBACCOUNT(3)       SUBACCOUNT(1)       SUBACCOUNT
                                         ---------------   ---------------     --------------    -----------------   --------------
FROM OPERATIONS
   Net investment income (loss)          $          171     $           58     $          -       $          147     $            5
   Net realized gain (loss)                          69                 11                -                  (25)              (275)
   Net unrealized appreciation
      (depreciation)                                 46               (182)              (412)              (346)            (4,566)
                                         --------------     --------------     --------------     --------------     --------------
   Net increase (decrease) resulting
      from operations                               286               (113)              (412)              (224)            (4,836)
                                         --------------     --------------     --------------     --------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                           3,952                -                  -                  -               15,810
   Participant transfers                         (1,234)             6,960              7,214              6,779             (8,673)
   Participant withdrawals                         (562)              (143)               -                  -                 (493)
                                         --------------     --------------     --------------     --------------     --------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                    2,156              6,817              7,214              6,779              6,644
                                         --------------     --------------     --------------     --------------     --------------
   Net increase (decrease) in
      net assets                                  2,442              6,704              6,802              6,555              1,808
NET ASSETS
   Beginning of period                            4,557                -                  -                  -               11,625
                                         --------------     --------------     --------------     --------------     --------------
   End of period                         $        6,999     $        6,704     $        6,802     $        6,555     $       13,433
                                         ==============     ==============     ==============     ==============     ==============

                                                               PHOENIX-          PHOENIX-                              PHOENIX-
                                                            ENGEMANN SMALL     FEDERATED U.S.       PHOENIX-        GOODWIN MULTI-
                                            PHOENIX-          & MID-CAP         GOVERNMENT       GOODWIN MONEY       SECTOR FIXED
                                         ENGEMANN NIFTY         GROWTH             BOND              MARKET             INCOME
                                        FIFTY SUBACCOUNT     SUBACCOUNT(1)     SUBACCOUNT(1)      SUBACCOUNT(1)      SUBACCOUNT(1)
                                        ----------------    --------------     --------------     --------------     --------------
FROM OPERATIONS
   Net investment income (loss)          $          -       $          -       $          -       $          126     $          469
   Net realized gain (loss)                         220                  1               (104)               -                  -
   Net unrealized appreciation
      (depreciation)                             (4,616)               240                -                  -                 (328)
                                         --------------     --------------     --------------     --------------     --------------
   Net increase (decrease) resulting
      from operations                            (4,396)               241               (104)               126                141
                                         --------------     --------------     --------------     --------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                          11,857                -               28,941                -                  -
   Participant transfers                          4,037              7,511                -               18,564             12,359
   Participant withdrawals                       (3,068)              (626)           (28,837)               (20)               -
                                         --------------     --------------     --------------     --------------     --------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                   12,826              6,885                104             18,544             12,359
                                         --------------     --------------     --------------     --------------     --------------
   Net increase (decrease) in
      net assets                                  8,430              7,126                -               18,670             12,500
NET ASSETS
   Beginning of period                           11,954                -                  -                  -                  -
                                         --------------     --------------     --------------     --------------     --------------
   End of period                         $       20,384     $        7,126     $          -       $       18,670     $       12,500
                                         ==============     ==============     ==============     ==============     ==============

                                                              PHOENIX-J.P.
                                         PHOENIX-HOLLISTER  MORGAN RESEARCH     PHOENIX-JANUS      PHOENIX-JANUS      PHOENIX-JANUS
                                           VALUE EQUITY     ENHANCED INDEX       CORE EQUITY      FLEXIBLE INCOME        GROWTH
                                          SUBACCOUNT(1)       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                        -----------------   ---------------    --------------     ---------------    --------------
FROM OPERATIONS
   Net investment income (loss)          $           78     $          205     $          217     $        1,148     $          -
   Net realized gain (loss)                          (5)               404             (1,150)               578             (1,223)
   Net unrealized appreciation
      (depreciation)                               (830)            (2,865)            (2,343)               236            (17,917)
                                         --------------     --------------     --------------     --------------     --------------
   Net increase (decrease) resulting
      from operations                              (757)            (2,256)            (3,276)             1,962            (19,140)
                                         --------------     --------------     --------------     --------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                             -               19,762             23,714             15,810             67,190
   Participant transfers                         14,243            (10,768)           (13,336)           (12,484)           (26,737)
   Participant withdrawals                         (254)            (2,687)            (2,435)            (2,102)            (5,824)
                                         --------------     --------------     --------------     --------------     --------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                   13,989              6,307              7,943              1,224             34,629
                                         --------------     --------------     --------------     --------------     --------------
   Net increase (decrease) in
      net assets                                 13,232              4,051              4,667              3,186             15,489
NET ASSETS
   Beginning of period                              -               22,343             28,005             21,044             70,751
                                         --------------     --------------     --------------     --------------     --------------
   End of period                         $       13,232     $       26,394     $       32,672     $       24,230     $       86,240
                                         ==============     ==============     ==============     ==============     ==============

                                                                                                    PHOENIX-
                                         PHOENIX-MORGAN        PHOENIX-          PHOENIX-           OAKHURST        PHOENIX-SANFORD
                                         STANLEY FOCUS         OAKHURST       OAKHURST GROWTH       STRATEGIC        BERNSTEIN MID-
                                             EQUITY            BALANCED         AND INCOME         ALLOCATION          CAP VALUE
                                           SUBACCOUNT         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT(1)       SUBACCOUNT
                                         --------------     --------------    ---------------    --------------     --------------
FROM OPERATIONS
   Net investment income (loss)          $          -       $          555     $           71     $           89     $          295
   Net realized gain (loss)                      (1,545)               236                124                 10                166
   Net unrealized appreciation
      (depreciation)                                958                476               (704)                24              2,367
                                         --------------     --------------     --------------     --------------     --------------
   Net increase (decrease) resulting
      from operations                              (587)             1,267               (509)               123              2,828
                                         --------------     --------------     --------------     --------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                           3,952             15,810              7,905                -                3,952
   Participant transfers                         (7,465)           (22,419)            (2,452)             6,468             22,235
   Participant withdrawals                          -               (1,304)              (940)              (181)               -
                                         --------------     --------------     --------------     --------------     --------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                   (3,513)            (7,913)             4,513              6,287             26,187
                                         --------------     --------------     --------------     --------------     --------------
   Net increase (decrease) in
      net assets                                 (4,100)            (6,646)             4,004              6,410             29,015
NET ASSETS
   Beginning of period                            4,100             19,457              9,107                -                5,585
                                         --------------     --------------     --------------     --------------     --------------
   End of period                         $          -       $       12,811     $       13,111     $        6,410     $       34,600
                                         ==============     ==============     ==============     ==============     ==============

                        See Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIOD ENDED DECEMBER 31, 2001
                             (CONTINUED)

                                                                                                  FEDERATED FUND
                                                                                DEUTSCHE VIT         FOR U.S.        FEDERATED HIGH
                                         PHOENIX-SENECA     PHOENIX-SENECA     EAFE(R) EQUITY       GOVERNMENT        INCOME BOND
                                         MID-CAP GROWTH     STRATEGIC THEME        INDEX           SECURITIES II         FUND II
                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT        SUBACCOUNT(2)      SUBACCOUNT(1)
                                         --------------     ---------------    --------------     --------------     --------------
FROM OPERATIONS
   Net investment income (loss)          $          -       $           (1)    $          -       $          -       $          -
   Net realized gain (loss)                        (133)              (672)               (15)               -                  (12)
   Net unrealized appreciation
      (depreciation)                             (1,692)            (4,953)            (3,510)               517               (132)
                                         --------------     --------------     --------------     --------------     --------------
   Net increase (decrease) resulting
      from operations                            (1,825)            (5,626)            (3,525)               517               (144)
                                         --------------     --------------     --------------     --------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                           3,953             19,762              7,905                -                  -
   Participant transfers                          8,768            (13,506)             6,562             42,373              6,503
   Participant withdrawals                       (2,138)            (2,920)            (1,059)              (214)               -
                                         --------------     --------------     --------------     --------------     --------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                   10,583              3,336             13,408             42,159              6,503
                                         --------------     --------------     --------------     --------------     --------------
   Net increase (decrease) in
      net assets                                  8,758             (2,290)             9,883             42,676              6,359
NET ASSETS
   Beginning of period                            4,436             16,218              9,187                -                  -
                                         --------------     --------------     --------------     --------------     --------------
   End of period                         $       13,194     $       13,928     $       19,070     $       42,676     $        6,359
                                         ==============     ==============     ==============     ==============     ==============

                                                                                                                       TEMPLETON
                                                              VIP GROWTH                                               DEVELOPING
                                        VIP CONTRAFUND(R)    OPPORTUNITIES      VIP GROWTH        MUTUAL SHARES         MARKETS
                                           PORTFOLIO           PORTFOLIO         PORTFOLIO         SECURITIES          SECURITIES
                                           SUBACCOUNT         SUBACCOUNT       SUBACCOUNT(1)      SUBACCOUNT(1)        SUBACCOUNT
                                        ----------------    --------------     --------------     --------------     --------------
FROM OPERATIONS
   Net investment income (loss)          $          -       $          -       $          -       $          -       $          195
   Net realized gain (loss)                         (11)                (9)                 2                (22)            (3,561)
   Net unrealized appreciation
      (depreciation)                                (57)                 1                 12               (368)             2,697
                                         --------------     --------------     --------------     --------------     --------------
   Net increase (decrease) resulting
      from operations                               (68)                (8)                14               (390)              (669)
                                         --------------     --------------     --------------     --------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                             -                  -                  -                  -               11,857
   Participant transfers                          6,656                705              7,062             13,819            (21,815)
   Participant withdrawals                          (83)              (620)              (413)              (211)            (1,759)
                                         --------------     --------------     --------------     --------------     --------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                    6,573                 85              6,649             13,608            (11,717)
                                         --------------     --------------     --------------     --------------     --------------
   Net increase (decrease) in
      net assets                                  6,505                 77              6,663             13,218            (12,386)
NET ASSETS
   Beginning of period                              -                  -                  -                  -               12,454
                                         --------------     --------------     --------------     --------------     --------------
   End of period                         $        6,505     $           77     $        6,663     $       13,218     $           68
                                         ==============     ==============     ==============     ==============     ==============

                                            TEMPLETON         TEMPLETON                                                  WANGER
                                             GROWTH         INTERNATIONAL        TECHNOLOGY                          INTERNATIONAL
                                           SECURITIES         SECURITIES         PORTFOLIO        WANGER FOREIGN       SMALL CAP
                                           SUBACCOUNT        SUBACCOUNT(1)       SUBACCOUNT      FORTY SUBACCOUNT      SUBACCOUNT
                                         --------------     --------------     --------------    ----------------    --------------
FROM OPERATIONS
   Net investment income (loss)          $        1,491     $          -       $           (1)    $            5     $          -
   Net realized gain (loss)                          72                (11)            (1,662)               290              2,994
   Net unrealized appreciation
      (depreciation)                             (1,450)              (396)           (52,860)            (1,785)            (6,627)
                                         --------------     --------------     --------------     --------------     --------------
   Net increase (decrease) resulting
      from operations                               113               (407)           (54,523)            (1,490)            (3,633)
                                         --------------     --------------     --------------     --------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                           3,952                -              118,572              3,952             15,802
   Participant transfers                         (1,997)             6,959            (28,635)                36            (10,776)
   Participant withdrawals                         (576)               -              (11,026)              (458)            (1,453)
                                         --------------     --------------     --------------     --------------     --------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                    1,379              6,959             78,911              3,530              3,573
                                         --------------     --------------     --------------     --------------     --------------
   Net increase (decrease) in
      net assets                                  1,492              6,552             24,388              2,040                 60
NET ASSETS
   Beginning of period                            5,088                -              108,199              4,543             13,057
                                         --------------     --------------     --------------     --------------     --------------
   End of period                         $        6,580     $        6,552     $      132,587     $        6,583     $       12,997
                                         ==============     ==============     ==============     ==============     ==============

                                                              WANGER U.S.
                                          WANGER TWENTY       SMALL CAP
                                           SUBACCOUNT         SUBACCOUNT
                                         --------------     --------------
FROM OPERATIONS
   Net investment income (loss)          $          -       $            5
   Net realized gain (loss)                         213              1,592
   Net unrealized appreciation
      (depreciation)                                819              1,057
                                         --------------     --------------
   Net increase (decrease) resulting
      from operations                             1,032              2,654
                                         --------------     --------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                           3,952             15,810
   Participant transfers                          3,641            (25,064)
   Participant withdrawals                          -                 (632)
                                         --------------     --------------
   Net increase (decrease) in net
      assets resulting from
      participant transactions                    7,593             (9,886)
                                         --------------     --------------
   Net increase (decrease) in
      net assets                                  8,625             (7,232)
NET ASSETS
   Beginning of period                            5,391             21,152
                                         --------------     --------------
   End of period                         $       14,016     $       13,920
                                         ==============     ==============

Footnotes for Changes in Net Assets
For the period ended December 31, 2001

(1) From inception August 24, 2001 to December 31, 2001
(2) From inception September 6, 2001 to December 31, 2001
(3) From inception December 10, 2001 to December 31, 2001

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                                                                                  OAKHURST
                                                                   ENGEMANN                 SENECA               GROWTH AND
                                                                  NIFTY FIFTY           MID-CAP GROWTH             INCOME
                                                                 SUBACCOUNT(2)           SUBACCOUNT(2)          SUBACCOUNT(2)
                                                               ------------------     ------------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                                  $           -          $           -          $            49
   Net realized gain (loss)                                                  190                    716                    289
   Net unrealized appreciation (depreciation)                             (3,219)                  (901)                (1,081)
                                                                 ---------------        ---------------        ---------------
   Net increase (decrease) resulting from operations                      (3,029)                  (185)                  (743)
                                                                 ---------------        ---------------        ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                   15,984                  5,329                 10,656
   Participant transfers                                                     -                      -                      -
   Participant withdrawals                                                (1,001)                  (708)                  (806)
                                                                 ---------------        ---------------        ---------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                       14,983                  4,621                  9,850
                                                                 ---------------        ---------------        ---------------
   Net increase (decrease) in net assets                                  11,954                  4,436                  9,107
NET ASSETS
   Beginning of period                                                       -                      -                      -
                                                                 ---------------        ---------------        ---------------
   End of period                                                 $        11,954        $         4,436        $         9,107
                                                                 ===============        ===============        ===============

                                                                     SANFORD
                                                                    BERNSTEIN              ENGEMANN              OAKHURST
                                                                  MID-CAP VALUE         CAPITAL GROWTH           BALANCED
                                                                  SUBACCOUNT(2)          SUBACCOUNT(2)         SUBACCOUNT(2)
                                                               ------------------     ------------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                                  $            39        $             1        $           451
   Net realized gain (loss)                                                  219                   (369)                 2,354
   Net unrealized appreciation (depreciation)                                494                 (3,055)                (2,935)
                                                                 ---------------        ---------------        ---------------
   Net increase (decrease) resulting from operations                         752                 (3,423)                  (130)
                                                                 ---------------        ---------------        ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                    5,329                 21,358                 21,312
   Participant transfers                                                     -                   (5,000)                   -
   Participant withdrawals                                                  (496)                (1,310)                (1,725)
                                                                 ---------------        ---------------        ---------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                        4,833                 15,048                 19,587
                                                                 ---------------        ---------------        ---------------
   Net increase (decrease) in net assets                                   5,585                 11,625                 19,457
NET ASSETS
   Beginning of period                                                       -                      -                      -
                                                                 ---------------        ---------------        ---------------
   End of period                                                 $         5,585        $        11,625        $        19,457
                                                                 ===============        ===============        ===============

                                                                                                               J.P. MORGAN
                                                                                                                RESEARCHED
                                                                    ABERDEEN               SENECA                ENHANCED
                                                                    NEW ASIA           STRATEGIC THEME            INDEX
                                                                  SUBACCOUNT(2)          SUBACCOUNT(2)         SUBACCOUNT(2)
                                                               ------------------     ------------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                                  $           145        $           -          $           161
   Net realized gain (loss)                                                  (41)                 2,541                    487
   Net unrealized appreciation (depreciation)                               (599)                (8,244)                (3,266)
                                                                 ---------------        ---------------        ---------------
   Net increase (decrease) resulting from operations                        (495)                (5,703)                (2,618)
                                                                 ---------------        ---------------        ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                    5,380                 26,640                 26,641
   Participant transfers                                                     -                   (2,500)                   -
   Participant withdrawals                                                  (328)                (2,219)                (1,680)
                                                                 ---------------        ---------------        ---------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                        5,052                 21,921                 24,961
                                                                 ---------------        ---------------        ---------------
   Net increase (decrease) in net assets                                   4,557                 16,218                 22,343
NET ASSETS
   Beginning of period                                                       -                      -                     -
                                                                 ---------------        ---------------        ---------------
   End of period                                                 $         4,557        $        16,218        $        22,343
                                                                 ===============        ===============        ===============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                  (CONTINUED)

                                                                                            WANGER
                                                                   WANGER U.S.           INTERNATIONAL
                                                                   SMALL-CAP               SMALL-CAP           WANGER TWENTY
                                                                  SUBACCOUNT(2)          SUBACCOUNT(2)         SUBACCOUNT(2)
                                                               ------------------     ------------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                                  $           -          $           -          $           -
   Net realized gain (loss)                                                  493                 (1,281)                   120
   Net unrealized appreciation (depreciation)                                921                 (4,029)                   333
                                                                 ---------------        ---------------        ---------------
   Net increase (decrease) resulting from operations                       1,414                 (5,310)                   453
                                                                 ---------------        ---------------        ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                   21,312                 21,298                  5,325
   Participant transfers                                                     -                   (2,538)                   -
   Participant withdrawals                                                (1,574)                  (393)                  (387)
                                                                 ---------------        ---------------        ---------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                       19,738                 18,367                  4,938
                                                                 ---------------        ---------------        ---------------
   Net increase (decrease) in net assets                                  21,152                 13,057                  5,391
NET ASSETS
   Beginning of period                                                       -                      -                      -
                                                                 ---------------        ---------------        ---------------
   End of period                                                 $        21,152        $        13,057        $         5,391
                                                                 ===============        ===============        ===============

                                                                                                                TEMPLETON
                                                                     WANGER               TEMPLETON             DEVELOPING
                                                                  FOREIGN FORTY            GROWTH                 MARKETS
                                                                  SUBACCOUNT(2)         SUBACCOUNT(1)          SUBACCOUNT(3)
                                                               ------------------     ------------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                                  $           -          $           -          $           -
   Net realized gain (loss)                                                  171                    103                     37
   Net unrealized appreciation (depreciation)                               (515)                    30                 (2,720)
                                                                 ---------------        ---------------        ---------------
   Net increase (decrease) resulting from operations                        (344)                   133                 (2,683)
                                                                 ---------------        ---------------        ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                    5,325                  5,329                 16,105
   Participant transfers                                                       -                    -                      -
   Participant withdrawals                                                  (438)                  (374)                  (968)
                                                                 ---------------        ---------------        ---------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                        4,887                  4,955                 15,137
                                                                 ---------------        ---------------        ---------------
   Net increase (decrease) in net assets                                   4,543                  5,088                 12,454
NET ASSETS
   Beginning of period                                                       -                      -                      -
                                                                 ---------------        ---------------        ---------------
   End of period                                                 $         4,543        $         5,088        $        12,454
                                                                 ===============        ===============        ===============

                                                                 EAFE(R) EQUITY             JANUS
                                                                      INDEX             EQUITY INCOME          JANUS GROWTH
                                                                  SUBACCOUNT(1)         SUBACCOUNT(1)          SUBACCOUNT(1)
                                                               ------------------     ------------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                                  $           -          $           -          $            85
   Net realized gain (loss)                                                 (308)                  (642)                  (989)
   Net unrealized appreciation (depreciation)                             (1,082)                (2,481)               (15,302)
                                                                 ---------------        ---------------        ---------------
   Net increase (decrease) resulting from operations                      (1,390)                (3,123)               (16,206)
                                                                 ---------------        ---------------        ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                   11,234                 32,051                 92,544
   Participant transfers                                                     -                      -                      -
   Participant withdrawals                                                  (657)                  (923)                (5,587)
                                                                 ---------------        ---------------        ---------------
   Net increase (decrease) in net assets resulting
      from participant transactions                                       10,577                 31,128                 86,957
                                                                 ---------------        ---------------        ---------------
   Net increase (decrease) in net assets                                   9,187                 28,005                 70,751
NET ASSETS
   Beginning of period                                                       -                      -                      -
                                                                 ---------------        ---------------        ---------------
   End of period                                                 $         9,187        $        28,005        $        70,751
                                                                 ===============        ===============        ===============

                       See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE PERIOD ENDED DECEMBER 31, 2000
                                  (CONTINUED)

                                                                                        MORGAN STANLEY
                                                                 MORGAN STANLEY           TECHNOLOGY            JANUS FLEX
                                                                  FOCUS EQUITY             PORTFOLIO              INCOME
                                                                  SUBACCOUNT(1)          SUBACCOUNT(1)         SUBACCOUNT(2)
                                                               ------------------     ------------------     -----------------
FROM OPERATIONS
   Net investment income (loss)                                  $           -          $           -          $         1,075
   Net realized gain (loss)                                                   68                  3,335                     20
   Net unrealized appreciation (depreciation)                               (958)               (53,540)                    56
                                                                 ---------------        ---------------        ---------------
   Net increase (decrease) resulting from operations                        (890)               (50,205)                 1,151
                                                                 ---------------        ---------------        ---------------
FROM ACCUMULATION UNIT TRANSACTIONS
   Participant deposits                                                    5,328                159,844                 21,313
   Participant transfers                                                     -                   10,000                    -
   Participant withdrawals                                                  (338)               (11,440)                (1,420)
                                                                 ---------------        ---------------        ---------------
   Net increase (decrease) in net assets resulting
       from participant transactions                                       4,990                158,404                 19,893
                                                                 ---------------        ---------------        ---------------
   Net increase (decrease) in net assets                                   4,100                108,199                 21,044
NET ASSETS
   Beginning of period                                                       -                      -                      -
                                                                 ---------------        ---------------        ---------------
   End of period                                                 $         4,100        $       108,199        $        21,044
                                                                 ===============        ===============        ===============

(1) From inception June 16, 2000 to December 31, 2000
(2) From inception June 19, 2000 to December 31, 2000
(3) From inception June 20, 2000 to December 31, 2000

                       See Notes to Financial Statements

                         PHOENIX EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

    The Phoenix Life and Annuity Variable Universal Life Account (the "Account") is a separate investment account of Phoenix Life and Annuity Company ("PLAC"). PLAC is an indirect, wholly-owned subsidiary of Phoenix Life Insurance Company ("Phoenix"). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established July 1, 1996. The Account currently consists of 55 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Scudder VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2002, all subaccounts were available for investment.

    Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account and the Guaranteed Interest Account ("GIA").

    The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

-----------------------------------------------------------------------------------------------------------------------------------
SERIES NAME                                                   INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                         High total return consistent with reasonable risk.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                              Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                             Long-term growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series              Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Dow 30 Series                                Track the total return of the Dow Jones Industrial Average(SM) before fund expenses.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Deutsche Nasdaq-100 Index(R) Series                   Track the total return of the Nasdaq-100 Index(R) before fund expenses.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series           Capital appreciation and income with approximately equal emphasis.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                        Intermediate and long-term growth of capital appreciation, with income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                Long-term growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                           As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series              Long-term total return.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                         Long-term capital appreciation. The series has a secondary investment objective to seek current income.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series            High total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within the market sectors found in the S&P 500.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                          Maximum total return consistent with the preservation of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                   Long-term growth of capital in a manner consistent with the preservation of capital.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Large-Cap Core Series                           Long-term capital appreciation with dividend income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                  Long-term capital appreciation with dividend income as a secondary consideration.
Phoenix-Lazard International Equity Select Series             Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                         Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                          Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                     High current income and long-term capital appreciation to produce a high total return.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                    Capital appreciation with income as a secondary consideration.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                      Capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                     Long-term growth of capital and future income rather than current income.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                            Long-term growth of capital and secondarily to provide reasonable current income.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                      Capital appreciation and reasonable income.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                     Dividend growth, current income and capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                  High total return over an extended period of time consistent with prudent investment risk.
-----------------------------------------------------------------------------------------------------------------------------------

                         PHOENIX EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
SERIES NAME                                                   INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                 Long-term capital growth through investment in equity securities of foreign and U.S. companies.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                Long-term capital appreciation. Current income is a secondary investment objective.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series              Long-term capital appreciation by investing primarily in small capitalization stocks that appear to be undervalued. Current income is a secondary investment objective.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                          Capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                         Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series         Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Focus Equity Series                        Capital appreciation by investing primarily in equity securities.
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                            Growth of capital.
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                  Long-term growth of capital with income as a secondary objective.
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                     Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II              Current income.
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                            High current income.
-----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                   Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                            Capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                          Capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                 Capital appreciation with income as a secondary objective.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                  Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                             Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                        High total return.
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                              Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                         Replicate, as closely as possible, before expenses, the performance of the EAFE(R) Index which measures international stock market performance.
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                             Replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Index which emphasizes stocks of large
                                                              U.S. companies.
-----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                          Long-term capital appreciation by investing primarily in equity securities of companies that the Adviser expects will benefit from their involvement in technology-related industries.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                          Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                 Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                 Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

     B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

     C. INCOME TAXES: The Account is not a separate entity from PLAC and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

     D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles adopted or in effect in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2002, there were no contracts in the payout (annuitization) period.

                          PHOENIX EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS

    Purchases and sales of shares of the Funds for the period ended December 31, 2002 aggregated the following:

SUBACCOUNT                                                                 PURCHASES              SALES
----------                                                                 ---------              -----
The Phoenix Edge Series Fund
   Phoenix-Aberdeen New Asia Series                                       $    13,222          $     6,109
   Phoenix-Deutsche Dow 30 Series                                               3,949                1,259
   Phoenix-Deutsche Nasdaq-100 Index(R) Series                                 10,714                6,755
   Phoenix-Duff & Phelps Real Estate Securities Series                         30,799                  747
   Phoenix-Engemann Capital Growth Series                                      34,654               16,857
   Phoenix-Engemann Small & Mid-Cap Growth Series                               4,067                8,311
   Phoenix-Goodwin Money Market Series                                         63,462               11,686
   Phoenix-Goodwin Multi-Sector Fixed Income Series                            14,980                6,002
   Phoenix-Hollister Value Equity Series                                       17,321                1,686
   Phoenix-J.P. Morgan Research Enhanced Index Series                          14,478                7,635
   Phoenix-Janus Flexible Income Series                                        25,574               15,922
   Phoenix-Janus Growth Series                                                 98,772               56,102
   Phoenix-Oakhurst Growth and Income Series                                   17,191                9,480
   Phoenix-Oakhurst Strategic Allocation Series                                30,429               19,820
   Phoenix-Sanford Bernstein Mid-Cap Value Series                              19,568               23,636
   Phoenix-Seneca Mid-Cap Growth Series                                        16,735                7,328
   Phoenix-Seneca Strategic Theme Series                                       17,524                7,467

                          PHOENIX EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND SALES OF SHARES OF THE FUNDS (CONTINUED)

SUBACCOUNT                                                                  PURCHASES            SALES
----------                                                                  ---------            -----
Federated Insurance Series
   Federated Fund for U.S. Government Securities II                       $     32,790        $    14,911
   Federated High Income Bond Fund II                                            4,201              2,493

Fidelity(R) Variable Insurance Products
   VIP Contrafund(R) Portfolio                                                   9,487              7,433
   VIP Growth Opportunities Portfolio                                                1                 67
   VIP Growth Portfolio                                                          4,229                278

Franklin Templeton Variable Insurance Products Trust -- Class 2
   Mutual Shares Securities Fund                                                 7,496             11,305
   Templeton Developing Markets Securities Fund                                  9,607                733
   Templeton Foreign Securities Fund                                            12,358              7,273
   Templeton Global Asset Allocation Fund                                        9,638                988
   Templeton Growth Securities Fund                                             13,039              1,284

Scudder VIT Funds
   Scudder VIT EAFE(R) Equity Index Fund                                        16,178             15,874

The Universal Institutional Funds, Inc.
   Technology Portfolio                                                        100,848              5,493

Wanger Advisors Trust
   Wanger Foreign Forty                                                          2,973              9,856
   Wanger International Small Cap                                               14,276              7,786
   Wanger Twenty                                                                 6,949              4,180
   Wanger U.S. Smaller Companies                                                16,636              1,557

                          PHOENIX EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES

        A summary of Financial Highlights of the Account for the periods ended December 31, 2002 and 2001 follows:

                                                                              PERIOD ENDED
                                                                              DECEMBER 31,
                                                                    --------------------------------
                                                                        2002                2001
                                                                    ------------        ------------
THE PHOENIX EDGE SERIES FUND
   PHOENIX-ABERDEEN NEW ASIA SERIES
   Units                                                                   4,965               2,563
   Unit Value, end of period                                        $   2.891048        $   2.730337
   Net assets, end of period (thousands)                            $         14        $          7
   Mortality and Expense fees as a % of average net assets                     -                   -
   Net investment income as a % of average net assets                       2.51%               2.51%
   Total return                                                             5.89%               1.02%

   PHOENIX-DEUTSCHE DOW 30 SERIES(1)
   Units                                                                   3,257               2,359
   Unit Value, end of period                                        $   2.401315        $   2.841764
   Net assets, end of period (thousands)                            $          8        $          7
   Mortality and Expense fees as a % of average net assets                     -                   -
   Net investment income as a % of average net assets                       1.37%               2.52%(5)
   Total return                                                           (15.50%)             (1.62%)

   PHOENIX-DEUTSCHE NASDAQ-100 INDEX(R) SERIES(3)
   Units                                                                   4,836               2,406
   Unit Value, end of period                                        $   1.764338        $   2.826412
   Net assets, end of period (thousands)                            $          9        $          7
   Mortality and Expense fees as a % of average net assets                     -                   -
   Net investment income as a % of average net assets                          -                   -
   Total return                                                           (37.58%)             (5.71%)

   PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES(1)
   Units                                                                  10,523               2,105
   Unit Value, end of period                                        $   3.490594        $   3.114330
   Net assets, end of period (thousands)                            $         37        $          7
   Mortality and Expense fees as a % of average net assets                     -                   -
   Net investment income as a % of average net assets                       4.00%               5.93%(5)
   Total return                                                            12.08%              (2.98%)

   PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
   Units                                                                  19,330               8,582
   Unit Value, end of period                                        $   1.176910        $   1.565230
   Net assets, end of period (thousands)                            $         23        $         13
   Mortality and Expense fees as a % of average net assets                     -                   -
   Net investment income as a % of average net assets                          -                0.03%
   Total return                                                           (24.81%)            (34.57%)

                          PHOENIX EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                           PERIOD ENDED
                                                                           DECEMBER 31,
                                                                 --------------------------------
                                                                     2002                2001
                                                                 ------------        ------------
PHOENIX-GOODWIN MONEY MARKET SERIES(1)
Units                                                                  22,817               6,133
Unit Value, end of period                                        $   3.087446        $   3.044213
Net assets, end of period (thousands)                            $         70        $         19
Mortality and Expense fees as a % of average net assets                     -                   -
Net investment income as a % of average net assets                       1.34%               2.39% (5)
Total return                                                             1.42%               0.85%

PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES(1)
Units                                                                   6,485               4,049
Unit Value, end of period                                        $   3.395886        $   3.087222
Net assets, end of period (thousands)                            $         22        $         13
Mortality and Expense fees as a % of average net assets                     -                   -
Net investment income as a % of average net assets                       7.50%              16.59%(5)
Total return                                                            10.00%               1.30%

PHOENIX-HOLLISTER VALUE EQUITY SERIES(1)
Units                                                                  10,661               4,856
Unit Value, end of period                                        $   2.127253        $   2.724865
Net assets, end of period (thousands)                            $          0        $         13
Mortality and Expense fees as a % of average net assets                     -                   -
Net investment income as a % of average net assets                       1.15%               1.72%(5)
Total return                                                           (21.93%)             (5.38%)

PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES
Units                                                                  13,026              11,305
Unit Value, end of period                                        $   1.781701        $   2.334641
Net assets, end of period (thousands)                            $         23        $         26
Mortality and Expense fees as a % of average net assets                     -                   -
Net investment income as a % of average net assets                       0.98%               0.63%
Total return                                                           (23.68%)            (11.90%)

PHOENIX-JANUS FLEXIBLE INCOME SERIES
Units                                                                   9,652               7,241
Unit Value, end of period                                        $   3.701597        $   3.346359
Net assets, end of period (thousands)                            $         36        $         24
Mortality and Expense fees as a % of average net assets                     -                   -
Net investment income as a % of average net assets                       5.00%               4.29%
Total return                                                            10.62%               7.24%

                          PHOENIX EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                           PERIOD ENDED
                                                                           DECEMBER 31,
                                                                 --------------------------------
                                                                     2002                2001
                                                                 ------------        ------------
PHOENIX-JANUS GROWTH SERIES
Units                                                                  68,509              45,872
Unit Value, end of period                                        $   1.337840        $   1.880030
Net assets, end of period (thousands)                            $         92        $         86
Mortality and Expense fees as a % of average net assets                     -                   -
Net investment income as a % of average net assets                          -                   -
Total return                                                           (28.84%)            (23.84%)

PHOENIX-OAKHURST GROWTH AND INCOME SERIES
Units                                                                   8,052               5,286
Unit Value, end of period                                        $   1.922036        $   2.480451
Net assets, end of period (thousands)                            $         15        $         13
Mortality and Expense fees as a % of average net assets                     -                   -
Net investment income as a % of average net assets                       1.00%               0.53%
Total return                                                           (22.51%)             (8.17%)

PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES(1)
Units                                                                   5,618               2,113
Unit Value, end of period                                        $   2.683121        $   3.034396
Net assets, end of period (thousands)                            $         15        $          6
Mortality and Expense fees as a % of average net assets                     -                   -
Net investment income as a % of average net assets                       2.52%               3.74%(5)
Total return                                                           (11.58%)              1.78%

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
Units                                                                   6,510               8,494
Unit Value, end of period                                        $   3.725355        $   4.073597
Net assets, end of period (thousands)                            $         24        $         35
Mortality and Expense fees as a % of average net assets                     -                   -
Net investment income as a % of average net assets                       0.85%               2.20%
Total return                                                            (8.55%)             22.98%

PHOENIX-SENECA MID-CAP GROWTH SERIES
Units                                                                  10,976               6,712
Unit Value, end of period                                        $   1.326912        $   1.965748
Net assets, end of period (thousands)                            $         15        $         13
Mortality and Expense fees as a % of average net assets                     -                   -
Net investment income as a % of average net assets                          -                   -
Total return                                                           (32.50%)            (25.28%)

                          PHOENIX EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                              PERIOD ENDED
                                                                              DECEMBER 31,
                                                                    --------------------------------
                                                                        2002                2001
                                                                    ------------        ------------
   PHOENIX-SENECA STRATEGIC THEME SERIES
   Units                                                                  14,321               8,775
   Unit Value, end of period                                        $   1.032035        $   1.587236
   Net assets, end of period (thousands)                            $         15        $         14
   Mortality and Expense fees as a % of average net assets                     -                   -
   Net investment income as a % of average net assets                          -                   -
   Total return                                                           (34.98%)            (27.36%)

FEDERATED INSURANCE SERIES
   FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(2)
   Units                                                                  18,854              13,727
   Unit Value, end of period                                        $   3.390073        $   3.108800
   Net assets, end of period (thousands)                            $         64        $         43
   Mortality and Expense fees as a % of average net assets                     -                   -
   Net investment income as a % of average net assets                       3.06%                  -
   Total return                                                             9.05%               1.51%

   FEDERATED HIGH INCOME BOND FUND II(1)
   Units                                                                   2,445               2,131
   Unit Value, end of period                                        $   3.025976        $   2.984536
   Net assets, end of period (thousands)                            $          7        $          6
   Mortality and Expense fees as a % of average net assets                     -                   -
   Net investment income as a % of average net assets                       8.00%                  -
   Total return                                                             1.39%              (2.03%)

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
   VIP CONTRAFUND(R) PORTFOLIO(1)
   Units                                                                   2,754               2,230
   Unit Value, end of period                                        $   2.642193        $   2.917112
   Net assets, end of period (thousands)                            $          7        $          7
   Mortality and Expense fees as a % of average net assets                     -                   -
   Net investment income as a % of average net assets                          -                   -
   Total return                                                            (9.42%)             (0.89%)

   VIP GROWTH PORTFOLIO(1)
   Units                                                                   3,946               2,395
   Unit Value, end of period                                        $   1.941524        $   2.781501
   Net assets, end of period (thousands)                            $          8        $          7
   Mortality and Expense fees as a % of average net assets                     -                   -
   Net investment income as a % of average net assets                       0.10%                  -
   Total return                                                           (30.20%)              0.15%

                          PHOENIX EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                              PERIOD ENDED
                                                                              DECEMBER 31,
                                                                    --------------------------------
                                                                        2002                2001
                                                                    ------------        ------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
   MUTUAL SHARES SECURITIES FUND(1)
   Units                                                                   2,816               4,485
   Unit Value, end of period                                        $   2.599344        $   2.947478
   Net assets, end of period (thousands)                            $          7        $         13
   Mortality and Expense fees as a % of average net assets                     -                   -
   Net investment income as a % of average net assets                       1.24%                  -
   Total return                                                           (11.81%)             (2.70%)

   TEMPLETON DEVELOPING MARKETS SECURITIES FUND
   Units                                                                   3,383                  30
   Unit Value, end of period                                        $   2.260033        $   2.263335
   Net assets, end of period (thousands)                            $          8        $          0(6)
   Mortality and Expense fees as a % of average net assets                     -                   -
   Net investment income as a % of average net assets                       2.45%               1.35%
   Total return                                                            (0.15%)             (8.08%)

   TEMPLETON FOREIGN SECURITIES FUND(1)
   Units                                                                   3,318               2,372
   Unit Value, end of period                                        $   2.249616        $   2.762346
   Net assets, end of period (thousands)                            $          7        $          7
   Mortality and Expense fees as a % of average net assets                     -                   -
   Net investment income as a % of average net assets                       2.46%                  -
   Total return                                                           (18.56%)             (5.70%)

   TEMPLETON GLOBAL ASSET ALLOCATION FUND(4)
   Units                                                                   2,750                   -
   Unit Value, end of period                                        $   2.764330                   -
   Net assets, end of period (thousands)                            $          8                   -
   Mortality and Expense fees as a % of average net assets                     -                   -
   Net investment income as a % of average net assets                       3.12%(5)               -
   Total return                                                            (9.99%)                 -

   TEMPLETON GROWTH SECURITIES FUND
   Units                                                                   6,224               2,209
   Unit Value, end of period                                        $   2.427512        $   2.978123
   Net assets, end of period (thousands)                            $         15        $          7
   Mortality and Expense fees as a % of average net assets                     -                   -
   Net investment income as a % of average net assets                       1.64%              20.92%
   Total return                                                           (18.49%)             (1.31%)

                          PHOENIX EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--UNIT VALUES (CONTINUED)

                                                                              PERIOD ENDED
                                                                              DECEMBER 31,
                                                                    --------------------------------
                                                                        2002                2001
                                                                    ------------        ------------
SCUDDER VIT FUNDS
   SCUDDER VIT EAFE(R) EQUITY INDEX FUND
   Units                                                                   9,156               9,298
   Unit Value, end of period                                        $   1.608936        $   2.052118
   Net assets, end of period (thousands)                            $         15        $         19
   Mortality and Expense fees as a % of average net assets                     -                   -
   Net investment income as a % of average net assets                       1.41%                  -
   Total return                                                           (21.60%)            (24.69%)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   Technology Portfolio
   Units                                                                 247,705             130,578
   Unit Value, end of period                                        $   0.518182        $   1.015385
   Net assets, end of period (thousands)                            $        128        $        133
   Mortality and Expense fees as a % of average net assets                     -                   -
   Net investment income as a % of average net assets                          -                   -
   Total return                                                           (48.97%)            (48.84%)

WANGER ADVISORS TRUST
   WANGER INTERNATIONAL SMALL CAP
   Units                                                                   9,888               7,190
   Unit Value, end of period                                        $   1.557605        $   1.807617
   Net assets, end of period (thousands)                            $         15        $         13
   Mortality and Expense fees as a % of average net assets                     -                   -
   Net investment income as a % of average net assets                          -                   -
   Total return                                                           (13.83%)            (21.15%)

   WANGER TWENTY
   Units                                                                   4,766               4,020
   Unit Value, end of period                                        $   3.221296        $   3.486892
   Net assets, end of period (thousands)                            $         15        $         14
   Mortality and Expense fees as a % of average net assets                     -                   -
   Net investment income as a % of average net assets                          -                   -
   Total return                                                            (7.62%)              9.05%

   WANGER U.S. SMALLER COMPANIES
   Units                                                                   8,221               3,984
   Unit Value, end of period                                        $   2.906382        $   3.493636
   Net assets, end of period (thousands)                            $         24        $         14
   Mortality and Expense fees as a % of average net assets                     -                   -
   Net investment income as a % of average net assets                          -                0.03%
   Total return                                                           (16.81%)             11.38%

(1) From inception August 24, 2001 to December 31, 2001.
(2) From inception September 6, 2001 to December 31, 2001.
(3) From inception December 10, 2001 to December 31, 2001.
(4) From inception May 20, 2002 to December 31, 2002.
(5) Annualized.
(6) Net Assets are less than $1,000.

                          PHOENIX EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002

                                                                                       SUBACCOUNT
                                                ----------------------------------------------------------------------------------
                                                                                                 PHOENIX-         PHOENIX-DUFF &
                                                     PHOENIX-               PHOENIX-             DEUTSCHE           PHELPS REAL
                                                   ABERDEEN NEW         DEUTSCHE DOW 30         NASDAQ-100       ESTATE SECURITIES
                                                   ASIA SERIES              SERIES            INDEX(R) SERIES         SERIES
                                                -----------------       ---------------       ---------------    -----------------
Units outstanding, beginning of period                      2,563                 2,359                 2,406                2,105
Participant deposits                                        2,174                 1,187                   291                1,213
Participant transfers                                         427                  (182)                2,147                7,421
Participant withdrawals                                      (199)                 (107)                   (8)                (216)
                                                ----------------------------------------------------------------------------------
Units outstanding, end of period                            4,965                 3,257                 4,836               10,523
                                                ==================================================================================

                                                     PHOENIX-               PHOENIX-                                  PHOENIX-
                                                     ENGEMANN            ENGEMANN SMALL            PHOENIX-         GOODWIN MULTI-
                                                  CAPITAL GROWTH           & MID-CAP            GOODWIN MONEY        SECTOR FIXED
                                                     SERIES              GROWTH SERIES          MARKET SERIES        INCOME SERIES
                                                -----------------        --------------         -------------       --------------
Units outstanding, beginning of period                      8,582                 2,659                 6,133                4,049
Participant deposits                                        7,103                 1,424                 3,194                2,218
Participant transfers                                       4,794                (3,878)               13,970                  434
Participant withdrawals                                    (1,149)                 (205)                 (480)                (216)
                                                ----------------------------------------------------------------------------------
Units outstanding, end of period                           19,330                     -                22,817                6,485
                                                ==================================================================================

                                                                          PHOENIX-J.P.
                                                PHOENIX-HOLLISTER       MORGAN RESEARCH       PHOENIX-JANUS
                                                  VALUE EQUITY           ENHANCED INDEX      FLEXIBLE INCOME         PHOENIX-JANUS
                                                     SERIES                  SERIES               SERIES             GROWTH SERIES
                                                -----------------       ---------------      ---------------         -------------
Units outstanding, beginning of period                      4,856                11,305                 7,241               45,872
Participant deposits                                        2,787                 6,084                 4,325               31,737
Participant transfers                                       3,316                (3,771)               (1,520)              (6,576)
Participant withdrawals                                      (298)                 (592)                 (394)              (2,524)
                                                ----------------------------------------------------------------------------------
Units outstanding, end of period                           10,661                13,026                 9,652               68,509
                                                ==================================================================================

                                                      PHOENIX-            PHOENIX-
                                                  OAKHURST GROWTH         OAKHURST           PHOENIX-SANFORD        PHOENIX-SENECA
                                                    AND INCOME            STRATEGIC           BERNSTEIN MID-        MID-CAP GROWTH
                                                      SERIES          ALLOCATION SERIES      CAP VALUE SERIES           SERIES
                                                -----------------     -----------------      ----------------       --------------
Units outstanding, beginning of period                      5,286                 2,113                 8,494                6,712
Participant deposits                                        3,129                 1,625                 3,859                3,866
Participant transfers                                         (53)                2,041                (5,503)                 801
Participant withdrawals                                      (310)                 (161)                 (340)                (403)
                                                ----------------------------------------------------------------------------------
Units outstanding, end of period                            8,052                 5,618                 6,510               10,976
                                                ==================================================================================

                          PHOENIX EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                       SUBACCOUNT
                                                ----------------------------------------------------------------------------------
                                                                         FEDERATED FUND
                                                  PHOENIX-SENECA            FOR U.S.           FEDERATED HIGH
                                                  STRATEGIC THEME          GOVERNMENT            INCOME BOND     VIP CONTRAFUND(R)
                                                     SERIES               SECURITIES II            FUND II           PORTFOLIO
                                                -----------------       ---------------        --------------    -----------------
Units outstanding, beginning of period                      8,775                13,727                 2,131                2,230
Participant deposits                                        6,926                 7,530                 1,126                  198
Participant transfers                                        (786)               (1,775)                 (717)                 334
Participant withdrawals                                      (594)                 (628)                  (95)                  (8)
                                                ----------------------------------------------------------------------------------
Units outstanding, end of period                           14,321                18,854                 2,445                2,754
                                                ==================================================================================

                                                                                                                      TEMPLETON
                                                      VIP GROWTH                                                      DEVELOPING
                                                    OPPORTUNITIES          VIP GROWTH          MUTUAL SHARES           MARKETS
                                                      PORTFOLIO            PORTFOLIO          SECURITIES FUND      SECURITIES FUND
                                                -----------------       ---------------       ---------------      ---------------
Units outstanding, beginning of period                         27                 2,395                 4,485                   30
Participant deposits                                            -                 1,298                 2,300                  259
Participant transfers                                         (27)                  374                (3,814)               3,110
Participant withdrawals                                         -                  (121)                 (155)                 (16)
                                                ----------------------------------------------------------------------------------
Units outstanding, end of period                                -                 3,946                 2,816                3,383
                                                ==================================================================================

                                                                                                                     SCUDDER VIT
                                                     TEMPLETON             TEMPLETON             TEMPLETON          EAFE(R) EQUITY
                                                      FOREIGN             GLOBAL ASSET            GROWTH                INDEX
                                                  SECURITIES FUND       ALLOCATION FUND       SECURITIES FUND            FUND
                                                -----------------      -----------------      ---------------       --------------
Units outstanding, beginning of period                      2,372                     -                 2,209                9,298
Participant deposits                                        1,460                   214                 1,137                3,737
Participant transfers                                        (361)                2,535                 3,040               (3,502)
Participant withdrawals                                      (153)                    1                  (162)                (377)
                                                ----------------------------------------------------------------------------------
Units outstanding, end of period                            3,318                 2,750                 6,224                9,156
                                                ==================================================================================

                                                                                                  WANGER
                                                    TECHNOLOGY          WANGER FOREIGN         INTERNATIONAL
                                                    PORTFOLIO                FORTY               SMALL CAP          WANGER TWENTY
                                                -----------------      -----------------      ---------------       --------------
UNITS OUTSTANDING, BEGINNING OF PERIOD                    130,578                 3,329                 7,190                4,020
PARTICIPANT DEPOSITS                                       84,073                 1,463                 3,679                2,045
PARTICIPANT TRANSFERS                                      41,364                (4,727)                 (579)              (1,108)
PARTICIPANT WITHDRAWALS                                    (8,310)                  (65)                 (402)                (191)
                                                ----------------------------------------------------------------------------------
Units outstanding, end of period                          247,705                     -                 9,888                4,766
                                                ==================================================================================

                          PHOENIX EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                                       SUBACCOUNT
                                                ----------------------------------------------------------------------------------
                                                   WANGER U.S.
                                                    SMALLER
                                                   COMPANIES
                                                -----------------
Units outstanding, beginning of period                      3,984
Participant deposits                                        2,087
Participant transfers                                       2,521
Participant withdrawals                                      (371)
                                                -----------------
Units outstanding, end of period                            8,221
                                                =================

                         PHOENIX EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2001 (IN UNITS)

                                                                                SUBACCOUNT
                                         ----------------------------------------------------------------------------------------
                                                                                                                 PHOENIX-DUFF &
                                                PHOENIX-                                PHOENIX-DEUTSCHE           PHELPS REAL
                                             ABERDEEN NEW          PHOENIX-DEUTSCHE         NASDAQ-100          ESTATE SECURITIES
                                              ASIA SERIES          DOW 30 SERIES(1)     INDEX(R) SERIES(3)           SERIES(1)
                                         ------------------        ----------------     ------------------      -----------------
Units outstanding, beginning of period                1,686                       -                      -                      -
Participant deposits                                  4,699                       -                      -                      -
Participant transfers                                (3,149)                  2,499                  2,406                  2,105
Participant withdrawals                                (673)                   (140)                     -                      -
                                         ----------------------------------------------------------------------------------------
Units outstanding, end of period                      2,563                   2,359                  2,406                  2,105
                                         ========================================================================================

                                                PHOENIX-                                     PHOENIX-
                                                ENGEMANN                PHOENIX-          ENGEMANN SMALL
                                             CAPITAL GROWTH          ENGEMANN NIFTY         & MID-CAP
                                                 SERIES               FIFTY SERIES        GROWTH SERIES(1)
                                         ------------------          --------------       ----------------
Units outstanding, beginning of period                4,859                   5,058                      -
Participant deposits                                 20,423                  12,324                      -
Participant transfers                               (16,047)                   (850)                 2,901
Participant withdrawals                                (653)                 (3,202)                  (242)
                                         -----------------------------------------------------------------
Units outstanding, end of period                      8,582                  13,330                  2,659
                                         =================================================================

                                                PHOENIX-
                                             FEDERATED U.S.         PHOENIX-GOODWIN       PHOENIX-GOODWIN      PHOENIX-HOLLISTERS
                                            GOVERNMENT BOND          MONEY MARKET       MULTI-SECTOR FIXED        VALUE EQUITY
                                             SUBACCOUNT(1)             SERIES(1)          INCOME SERIES(1)          SERIES(1)
                                         ------------------        ----------------     ------------------     ------------------
Units outstanding, beginning of period                    -                       -                      -                      -
Participant deposits                                  9,317                       -                      -                      -
Participant transfers                                     -                   6,140                  4,049                  4,944
Participant withdrawals                              (9,317)                     (7)                     -                    (88)
                                         ----------------------------------------------------------------------------------------
Units outstanding, end of period                           -                  6,133                  4,049                  4,856
                                         ========================================================================================

                                             PHOENIX-J.P.
                                            MORGAN RESEARCH           PHOENIX-JANUS         PHOENIX-JANUS
                                            ENHANCED INDEX             CORE EQUITY         FLEXIBLE INCOME
                                                SERIES                   SERIES                 SERIES
                                         ------------------          --------------       ----------------
Units outstanding, beginning of period                8,430                  10,116                  6,744
Participant deposits                                 35,426                  40,961                 93,130
Participant transfers                               (27,714)                (33,137)               (80,270)
Participant withdrawals                              (4,837)                 (4,585)               (12,363)
                                         -----------------------------------------------------------------
Units outstanding, end of period                     11,305                  13,355                  7,241
                                         =================================================================

                                                                                                                      PHOENIX-
                                                                     PHOENIX-MORGAN                               OAKHURST GROWTH
                                            PHOENIX-JANUS            STANLEY FOCUS       PHOENIX-OAKHURST           AND INCOME
                                            GROWTH SERIES            EQUITY SERIES        BALANCED SERIES             SERIES
                                         ------------------         ---------------      -----------------        ---------------
Units outstanding, beginning of period               28,661                   1,686                  6,744                  3,372
Participant deposits                                 89,004                       -                  5,270                  9,259
Participant transfers                               (64,010)                 (1,686)                (7,237)                (6,236)
Participant withdrawals                              (7,783)                      -                   (449)                (1,109)
                                         ----------------------------------------------------------------------------------------
Units outstanding, end of period                     45,872                       -                  4,328                  5,286
                                         ========================================================================================

                                              PHOENIX-
                                              OAKHURST
                                              STRATEGIC            PHOENIX-SANFORD          PHOENIX-SENECA
                                             ALLOCATION             BERNSTEIN MID-          MID-CAP GROWTH
                                              SERIES(1)            CAP VALUE SERIES            SERIES
                                         ------------------        ----------------        ---------------
Units outstanding, beginning of period                    -                   1,686                  1,686
Participant deposits                                      -                   1,282                  2,507
Participant transfers                                 2,173                   5,526                  3,879
Participant withdrawals                                 (60)                      -                 (1,360)
                                         -----------------------------------------------------------------
Units outstanding, end of period                      2,113                   8,494                  6,712
                                         =================================================================

                                                                                            FEDERATED FUND
                                                                                                FOR U.S.           FEDERATED HIGH
                                            PHEONIX-SENECA           DEUTSCHE VIT             GOVERNMENT            INCOME BOND
                                           STRATEGIC THEME          EAFE(R) EQUITY          SECURITIES II             FUND II
                                               SERIES                 INDEX FUND            SUBACCOUNT(2)          SUBACCOUNT(1)
                                         ------------------        ----------------      -----------------      -----------------
Units outstanding, beginning of period                7,423                   3,372                      -                      -
Participant deposits                                 51,988                   5,482                      -                      -
Participant transfers                               (42,932)                  1,186                 13,797                  2,131
Participant withdrawals                              (7,704)                   (742)                   (70)                     -
                                         ----------------------------------------------------------------------------------------
Units outstanding, end of period                      8,775                   9,298                 13,727                  2,131
                                         ========================================================================================

                                                                        VIP GROWTH
                                          VIP CONTRAFUND(R)           OPPORTUNITIES            VIP GROWTH
                                             PORTFOLIO                  PORTFOLIO             PORTFOLIO(1)
                                         ------------------          --------------          -------------
Units outstanding, beginning of period                    -                       -                      -
Participant deposits                                      -                       -                      -
Participant transfers                                 2,258                     223                  2,544
Participant withdrawals                                 (28)                   (196)                  (149)
                                         -----------------------------------------------------------------
Units outstanding, end of period                      2,230                      27                  2,395
                                         =================================================================

                                                                    TEMPLETON
                                                                    DEVELOPING                                     TEMPLETON
                                           MUTUAL SHARES         MARKETS SECURITIES       TEMPLETON GROWTH       INTERNATIONAL
                                         SECURITIES FUND(1)            FUND               SECURITIES FUND      SECURITIES FUND(1)
                                         ------------------      ------------------       ----------------     ------------------
Units outstanding, beginning of period                    -                   5,058                  1,686                      -
Participant deposits                                      -                   3,952                  6,332                      -
Participant transfers                                 4,554                  (8,382)                (4,882)                 2,372
Participant withdrawals                                 (69)                   (598)                  (927)                     -
                                         ----------------------------------------------------------------------------------------
Units outstanding, end of period                      4,485                      30                  2,209                  2,372
                                         ========================================================================================

                                                                                                 WANGER
                                              TECHNOLOGY              WANGER FOREIGN         INTERNATIONAL
                                              PORTFOLIO                   FORTY                SMALL CAP
                                         ------------------           --------------         -------------
Units outstanding, beginning of period               54,519                   1,686                  5,695
Participant deposits                                193,532                   3,727                 31,745
Participant transfers                              (101,107)                 (1,649)               (27,317)
Participant withdrawals                             (16,366)                   (435)                (2,933)
                                         -----------------------------------------------------------------
Units outstanding, end of period                    130,578                   3,329                  7,190
                                         =================================================================

                                                                  WANGER U.S. SMALL
                                            WANGER TWENTY               CAP
                                         ------------------       -----------------
Units outstanding, beginning of period                1,686                   6,744
Participant deposits                                  2,092                   5,270
Participant transfers                                   242                  (7,600)
Participant withdrawals                                   -                    (430)
                                         ------------------------------------------
Units outstanding, end of period                      4,020                   3,984
                                         ==========================================

(1) From inception August 24, 2001 to December 31, 2001
(2) From inception September 6, 2001 to December 31, 2001
(3) From inception December 10, 2001 to December 31, 2001

            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2000 (IN UNITS)

                                                                                SUBACCOUNT
                                        -----------------------------------------------------------------------------------------
                                                          PHOENIX-      PHOENIX-       PHOENIX-
                                           PHOENIX-        SENECA       OAKHURST       SANFORD       PHOENIX-         PHOENIX-
                                           ENGEMANN       MID-CAP      GROWTH AND     BERNSTEIN      ENGEMANN         OAKHURST
                                         NIFTY FIFTY       GROWTH        INCOME        MID-CAP        CAPITAL         BALANCED
                                            SERIES         SERIES        SERIES      VALUE SERIES   GROWTH SERIES      SERIES
                                        -------------   ------------  ------------   ------------   -------------   -------------
Units outstanding, beginning of period             -              -              -              -              -               -
Participant deposits                           5,464          1,950          3,660          1,831          7,455           7,322
Participant transfers                              -              -              -              -         (2,090)              -
Participant withdrawals                         (406)          (264)          (288)          (145)          (506)           (578)
                                        ------------    -----------   ------------   ------------   ------------    ------------
Units outstanding, end of period               5,058          1,686          3,372          1,686          4,859           6,744
                                        ============    ===========   ============   ============   ============    ============

                                                                        PHOENIX-
                                                          PHOENIX-    J.P. MORGAN
                                           PHOENIX-       SENECA        RESEARCH                       WANGER
                                         ABERDEEN NEW    STRATEGIC      ENHANCED      WANGER U.S.   INTERNATIONAL      WANGER
                                         ASIA SERIES    THEME SERIES  INDEX SERIES     SMALL-CAP      SMALL-CAP        TWENTY
                                        -------------   ------------  ------------   ------------   -------------   -------------
Units outstanding, beginning of period             -              -              -              -              -               -
Participant deposits                           1,783          9,553          9,038          7,228          6,957           1,804
Participant transfers                              -         (1,144)             -              -         (1,090)              -
Participant withdrawals                          (97)          (986)          (608)          (484)          (172)           (118)
                                        ------------    -----------   ------------   ------------   ------------    ------------
Units outstanding, end of period               1,686          7,423          8,430          6,744          5,695           1,686
                                        ============    ===========   ============   ============   ============    ============

                                                                        TEMPLETON                     PHOENIX-
                                            WANGER       TEMPLETON     DEVELOPING       EAFE(R)     JANUS EQUITY    PHOENIX-JANUS
                                        FOREIGN FORTY     GROWTH         MARKETS     EQUITY INDEX   INCOME SERIES   GROWTH SERIES
                                        -------------   ------------  ------------   ------------   -------------   -------------
Units outstanding, beginning of period             -              -              -              -              -               -
Participant deposits                           1,715          1,805          5,386          3,391         10,449          30,036
Participant transfers                              -              -              -              -              -               -
Participant withdrawals                          (29)          (119)          (328)           (19)          (333)         (1,375)
                                        ------------    -----------   ------------   ------------   ------------    ------------
Units outstanding, end of period               1,686          1,686          5,058          3,372         10,116          28,661
                                        ============    ===========   ============   ============   ============    ============

                                                                        PHOENIX-
                                           PHOENIX-       MORGAN         JANUS
                                            MORGAN        STANLEY       FLEXIBLE
                                        STANLEY FOCUS    TECHNOLOGY      INCOME
                                        EQUITY SERIES    PORTFOLIO       SERIES
                                        -------------   ------------  ------------
Units outstanding, beginning of period             -              -              -
Participant deposits                           1,820         55,041          7,181
Participant transfers                              -          5,039              -
Participant withdrawals                         (134)        (5,561)          (437)
                                        ------------    -----------   ------------
Units outstanding, end of period               1,686         54,519          6,744
                                        ============    ===========   ============

                         PHOENIX EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 6--POLICY LOANS

    Policy provisions allow policyowners to borrow up to 90% of the policy value with interest [2.75% due in policy years 1-10, 2.50% due in policy years 11-15 and 2.25% due in policy years 16 and thereafter] payable on each policy anniversary. At the time the loan is granted, an amount equivalent to the amount of the loan is transferred from the Account and the non-loaned portion of the Guaranteed Interest Account to the loaned portion of the Guaranteed Interest Account, part of PLAC's general account as collateral for the outstanding loan. Transfers from the account are included as participant withdrawals in the accompanying financial statements. Amounts in the loaned portion of the Guaranteed Interest Account are credited with interest at 2%. Loan repayments result in a transfer of collateral back to the Account and the non-loaned portion of the Guaranteed Interest Account.

NOTE 7--FEES AND RELATED PARTY TRANSACTIONS

    PLAC and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

    The cost of insurance is charged to each policy on a monthly basis by a withdrawal of participant units prorated among the elected subaccounts. The amount charged to each policy depends on a number of variables including sex, age and risk class as well as the death benefit and cash value of the policy. Such costs aggregated $24,187, $22,903 and $23,021 during the years ended December 31, 2002, 2001 and 2000, respectively.

    As compensation for administrative services provided to the Account, PLAC receives an additional amount per contract, currently $5 per month and not to exceed $120 annually, by a withdrawal of participant units prorated among the elected subaccounts. Such costs aggregated $1,980, $1,990 and $2,040 during the years ended December 31, 2002, 2001 and 2000, respectively.

    PEPCO is the principal underwriter and distributor for the Account.

    Sales charges of up to 5% of contract premiums depending on the inception of the contract period, to compensate PLAC for distribution expenses incurred and federal and premium taxes which currently range from 2.25% to 5.50% of premiums paid based on the state where the policyowner resides, are paid to Phoenix from premiums.

    PLAC assumes the mortality risk that insureds may live for a shorter time than projected because of inaccuracies in the projecting process and, accordingly, that an aggregate amount of death benefits greater than projected will be payable. The expense risk assumed is that expenses incurred in issuing the policies may exceed the limits on administrative charges set in the policies. In return for the assumption of these mortality and expense risks, each month PLAC charges each policy 0.40% in policy years 1-10 and 0.25% in policy years 11 and after on an annual basis by a withdrawal of participant units prorated among the elected subaccounts. Unit value is not affected by mortality and expense charges.

NOTE 8--DISTRIBUTION OF NET INCOME

    The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 9--DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

    The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PLAC intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 10--MERGERS

    On March 22, 2002, the Phoenix-Janus Growth Series ("Growth") acquired all of the net assets of the Phoenix-Janus Core Equity Series ("Core Equity") pursuant to an Agreement and Plan of Reorganization approved by Core Equity shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 3,141,426 shares of Growth valued at $22,032,065 for 2,467,046 shares of Core Equity outstanding on March 22, 2002. Core Equity's net assets on that date of $22,032,065, including $1,473,521 of net unrealized appreciation were combined with those of Growth. The aggregate net assets of Growth immediately after the merger were $90,807,708.

    On April 5, 2002, the Phoenix-Engemann Capital Growth Series ("Capital Growth") acquired all of the net assets of the Phoenix-Engemann Nifty Fifty Series ("Nifty Fifty") pursuant to an Agreement and Plan of Reorganization approved by Nifty Fifty shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 2,949,789 shares of Capital Growth valued at $39,773,479 for 4,885,261 shares of Nifty Fifty outstanding on April 5, 2002. Nifty Fifty's net assets on that date of $39,773,479, including $7,975,458 of net unrealized depreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $862,917,192.

    On April 5, 2002, the Phoenix-Oakhurst Strategic Allocation Series ("Strategic Allocation") acquired all of the net assets of the Phoenix-Oakhurst Balanced Series ("Balanced") pursuant to an Agreement and Plan of Reorganization approved by Balanced shareholders on March 18, 2002. The acquisition was accomplished by a tax-free exchange of 17,438,879 shares of Strategic Allocation valued at $236,890,944 for 19,697,824 shares of Balanced outstanding on April 5, 2002. Balanced's net assets on that date of $236,890,944, including $25,034,492 of net unrealized appreciation were combined with those of Strategic Allocation. The aggregate net assets of Strategic Allocation immediately after the merger were $582,665,031.

NOTE 11--MANAGER OF MANAGERS EXEMPTIVE ORDER

    The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such

                         PHOENIX EXECUTIVE BENEFIT-VUL
            PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 12--PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES SUBSTITUTION

    Effective October 25, 2002 all shares of the Phoenix-Federated U.S. Government Bond Series held in the separate account were redeemed at net asset value and the proceeds were used to purchase shares of the Federated Fund for U.S. Government Securities II. Investors who held investments in the Phoenix-Federated U.S. Government Bond Series received a confirmation of activity for this transaction.

    As a result of the substitution, the Phoenix-Federated U.S. Government Bond Series is no longer available for investment.

NOTE 13--MIXED AND SHARED FUNDING

    Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

    The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 14--REORGANIZATION

    On November 12, 2002 and December 10, 2002, The Board of Trustees of PESF approved a Plan of Reorganization to merge three Series of PESF into other existing Series of PESF. Each discontinued Series was merged into a corresponding surviving Series as follows:

Discontinued Series                     Surviving Series                    Approval Date           Merger Date
-------------------                     ----------------                    -------------           -----------
Phoenix-Aberdeen New Asia               Phoenix-Aberdeen International      November 12, 2002       February 7, 2003
Phoenix-MFS Investors Growth Stock      Phoenix-Janus Growth (1)            December 10, 2002       February 14, 2003
Phoenix-Van Kampen Focus Equity         Phoenix-Janus Growth (1)            December 10, 2002       February 14, 2003

    On the merger date, each discontinued Series transferred substantially all of its assets and its liabilities to the corresponding surviving Series. In exchange, shareholders of the discontinued Series received a proportional number of shares in the surviving Series.

(1) MFS succeeded Janus as subadvisor.

                        REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO OF PRICEWATERHOUSECOOPERS]

To the Board of Directors of Phoenix Life and Annuity Company and
Participants of Phoenix Life and Annuity Variable Universal Life Account (Phoenix Executive Benefit-VUL):

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Phoenix Life and Annuity Variable Universal Life Account (Phoenix Executive Benefit-VUL) at December 31, 2002, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
March 21, 2003

PHOENIX LIFE AND ANNUITY
VARIABLE UNIVERSAL LIFE ACCOUNT
Phoenix Life and Annuity Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE AND
         ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
         FINANCIAL STATEMENTS
         DECEMBER 31, 2002 AND 2001

                                TABLE OF CONTENTS

                                                                                                        PAGE
                                                                                                     ------------
Report of Independent Accountants..................................................................      F-3

Balance Sheet as of December 31, 2002 and 2001.....................................................      F-4

Statement of Income, Comprehensive Income and Changes in Stockholder's Equity for the years
  ended 2002, 2001 and 2000........................................................................      F-5

Statement of Cash Flows for the years ended 2002, 2001 and 2000....................................      F-6

Notes to Financial Statements......................................................................   F-7 - F-15

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------
                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl Street
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241 7000
                                                      Facsimile (860) 241 7590



                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors and Stockholder of Phoenix Life and Annuity Company:

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of Phoenix Life and Annuity Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


/s/PricewaterhouseCoopers LLP

February 5, 2003

                        PHOENIX LIFE AND ANNUITY COMPANY
                                  BALANCE SHEET
                 ($ amounts in thousands, except per share data)
                           DECEMBER 31, 2002 AND 2001


                                                                                         2002                 2001
                                                                                   ------------------   ------------------

ASSETS:
Available-for-sale debt securities, at fair value................................    $      21,360        $       9,945
Cash and cash equivalents........................................................              308               12,679
Accrued investment income........................................................              278                  535
Due and uncollected premium......................................................            4,587                2,500
Deferred policy acquisition costs................................................           12,570                7,018
Deferred income taxes, net.......................................................              --                   151
Other general account assets.....................................................            2,595                1,066
Separate account assets..........................................................            9,874                3,018
                                                                                   ------------------   ------------------
TOTAL ASSETS.....................................................................    $      51,572        $      36,912
                                                                                   ==================   ==================

LIABILITIES:
Policy liabilities and accruals..................................................           19,336               14,289
Deferred income taxes, net.......................................................              941                  --
Other general account liabilities................................................            1,584                1,255
Separate account liabilities.....................................................            9,874                3,018
                                                                                   ------------------   ------------------
TOTAL LIABILITIES................................................................           31,735               18,562
                                                                                   ------------------   ------------------

STOCKHOLDER'S EQUITY:
Common stock, $100 par value: 40,000 shares authorized;
  25,000 shares issued and outstanding...........................................            2,500                2,500
Additional paid-in capital.......................................................           14,664               14,664
Retained earnings................................................................            2,335                1,062
Accumulated other comprehensive income...........................................              338                  124
                                                                                   ------------------   ------------------
TOTAL STOCKHOLDER'S EQUITY.......................................................           19,837               18,350
                                                                                   ------------------   ------------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY.......................................    $      51,572        $      36,912
                                                                                   ==================   ==================

The accompanying notes are an integral part of these financial statements.

                        PHOENIX LIFE AND ANNUITY COMPANY
  STATEMENT OF INCOME, COMPREHENSIVE INCOME AND CHANGES IN STOCKHOLDER'S EQUITY
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                2002             2001              2000
                                                                           ---------------  ---------------   ---------------

 REVENUES:
 Premiums.................................................................   $   3,095        $     111         $   3,115
 Insurance and investment product fees....................................       1,763            1,275               936
 Investment income, net of expenses.......................................         463            1,074             1,049
 Net realized investment gains (losses)...................................          38               (6)                3
                                                                           ---------------  ---------------   ---------------
 TOTAL REVENUES...........................................................       5,359            2,454             5,103
                                                                           ---------------  ---------------   ---------------

 BENEFITS AND EXPENSES:
 Policy benefits..........................................................       2,646            2,928               635
 Policy acquisition cost amortization.....................................         876              974               582
 Other operating expenses.................................................        (108)             119             3,087
                                                                           ---------------  ---------------   ---------------
 TOTAL BENEFITS AND EXPENSES..............................................       3,414            4,021             4,304
                                                                           ---------------  ---------------   ---------------
 Income (loss) before income taxes........................................       1,945           (1,567)              799
 Applicable income taxes (benefit)........................................         672             (548)              280
                                                                           ---------------  ---------------   ---------------
 NET INCOME (LOSS) .......................................................   $   1,273        $  (1,019)        $     519
                                                                           ===============  ===============   ===============


 COMPREHENSIVE INCOME:
 NET INCOME (LOSS)........................................................   $   1,273        $  (1,019)        $     519
                                                                           ---------------  ---------------   ---------------
 Net unrealized investment gains..........................................         214              203                46
                                                                           ---------------  ---------------   ---------------
 OTHER COMPREHENSIVE INCOME...............................................         214              203                46
                                                                           ---------------  ---------------   ---------------
 COMPREHENSIVE INCOME (LOSS)..............................................   $   1,487        $    (816)        $     565
                                                                           ===============  ===============   ===============


ADDITIONAL PAID-IN  CAPITAL:
Capital contributions from parent........................................    $      --        $   3,000         $      --

RETAINED EARNINGS
Net income (loss)........................................................        1,273           (1,019)              519

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income...............................................          214              203                46
                                                                           ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY...........................................        1,487            2,184               565
Stockholder's equity, beginning of year..................................       18,350           16,166            15,601
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR........................................    $  19,837        $  18,350         $  16,166
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements

                        PHOENIX LIFE AND ANNUITY COMPANY
                             STATEMENT OF CASH FLOWS
                            ($ amounts in thousands)
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


                                                                                  2002            2001             2000
                                                                              --------------  --------------   --------------

 OPERATING ACTIVITIES:
 Net income (loss)...........................................................  $     1,273     $    (1,019)     $       519
 Net realized investment (gains) losses......................................          (38)              6               (3)
 Deferred income taxes (benefit).............................................          977            (462)             451
 Decrease in accrued investment income.......................................          257            (141)            (180)
 Increase in due and uncollected premium.....................................       (2,087)         (1,241)            (940)
 Deferred policy acquisition costs (increase) decrease.......................       (5,552)         (2,413)          (3,856)
 (Increase) decrease in policy liabilities and accruals......................        5,047           8,762            3,476
 Other assets and other liabilities net change...............................         (151)         (1,122)           1,435
                                                                              --------------  --------------   --------------
 CASH (FOR) FROM OPERATING ACTIVITIES........................................         (274)          2,370              902
                                                                              --------------  --------------   --------------

INVESTING ACTIVITIES:
Investment purchases........................................................       (15,306)            --            (1,013)
Investment sales, repayments and maturities.................................         3,209             503              503
                                                                              --------------  --------------   --------------
CASH (FOR) FROM INVESTING ACTIVITIES........................................       (12,097)            503             (510)
                                                                              --------------  --------------   --------------

 FINANCING ACTIVITIES:
 Capital contributions from parent...........................................          --            3,000              --
                                                                              --------------  --------------   --------------
 CASH FROM FINANCING ACTIVITIES..............................................          --            3,000              --
                                                                              --------------  --------------   --------------
 CHANGE IN CASH AND CASH EQUIVALENTS.........................................      (12,371)          5,873              392
 Cash and cash equivalents, beginning of year................................       12,679           6,806            6,414
                                                                              --------------  --------------   --------------
 CASH AND CASH EQUIVALENTS, END OF YEAR......................................  $       308     $    12,679      $     6,806
                                                                              ==============  ==============   ==============

The accompanying notes are an integral part of these financial statements.

                                        PHOENIX LIFE AND ANNUITY COMPANY
                                         NOTES TO FINANCIAL STATEMENTS
                                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000


1. ORGANIZATION AND OPERATIONS

Phoenix Life and Annuity Company is a life insurance company offering various non-participating life insurance products in the United States of America. It is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Life Insurance Company (Phoenix Life), which is a wholly-owned subsidiary of The Phoenix Companies, Inc., a New York Stock Exchange listed company. Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies and changed its name to Phoenix Life Insurance Company.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; investments in debt securities and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.


2. OPERATING ACTIVITIES

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize term insurance premiums as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, allow us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

    o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
    o We reinsure 80% to 90% of the mortality risk on certain new issues of term, universal life, variable universal life products.
    o We assume a closed block of yearly renewable rate term business of Phoenix Life through a 100% indemnity reinsurance arrangement.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for the years 2002, 2001 and 2000 follows (in thousands):

                                                                           2002               2001               2000
                                                                     -----------------  -----------------   ----------------

Direct premiums...................................................    $       16,276     $        9,524      $        3,992
Premiums assumed from reinsureds..................................               246                357                 364
Premiums ceded to reinsurers......................................           (13,427)            (9,770)             (1,241)
                                                                     -----------------  -----------------   ----------------
PREMIUMS .........................................................    $        3,095     $          111      $        3,115
                                                                     =================  =================   ================

Direct policy benefits incurred...................................    $        8,774     $        1,127      $          855
Policy benefits assumed from reinsureds...........................               (22)             1,003                 198
Policy benefits ceded to reinsurers...............................            (7,895)            (1,040)               (667)
                                                                     -----------------  -----------------   ----------------
POLICY BENEFITS...................................................    $          857     $        1,090      $          386
                                                                     =================  =================   ================

Direct life insurance in-force....................................    $    9,809,589     $    4,818,833      $    2,185,932
Life insurance in-force assumed from reinsureds...................            46,131             68,107             105,324
Life insurance in-force ceded to reinsurers.......................        (8,672,035)        (4,248,183)         (1,833,501)
                                                                     -----------------  -----------------   ----------------
LIFE INSURANCE IN-FORCE...........................................    $    1,183,685     $      638,757      $      457,755
                                                                     =================  =================   ================
Percentage of amount assumed to net insurance in-force............            3.90%             10.66%              23.01%
                                                                     =================  =================   ================

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. We amortize DAC and PVFP based on the related policy's classification. For universal life and variable universal life DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

The activity in deferred policy acquisition costs for the years 2002, 2001 and 2000 follows (in thousands):

                                                                                 2002             2001            2000
                                                                             --------------   --------------  --------------

Direct acquisition costs deferred.......................................       $    6,428       $    3,387      $    4,438
Recurring costs amortized to expense....................................             (876)            (974)           (582)
                                                                             --------------   --------------  --------------
Change in deferred policy acquisition costs.............................            5,552            2,413           3,856
Deferred policy acquisition costs, beginning of year....................            7,018            4,605             749
                                                                             --------------   --------------  --------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................       $   12,570       $    7,018      $    4,605
                                                                             ==============   ==============  ==============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for variable universal life and universal life are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder deposit funds are primarily for universal life products and include deposits received from customers and investment earnings on their fund balances, which range from 6.25% to 6.50% at year-end 2002, less administrative and mortality charges.


OTHER OPERATING EXPENSES

Included in Other operating expenses is a reduction in premium tax of $531 thousand that was accrued in prior years.

3. INVESTING ACTIVITIES

DEBT SECURITIES

We classify our debt securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality or by quoted market prices of comparable instruments.

Fair value and cost of our debt securities at year-end 2002 and 2001 follow (in thousands):

                                                                       2002                              2001
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $      8,927      $      8,841     $      5,933     $      5,671
State and political subdivision........................            503               470              462              475
Corporate..............................................          9,114             8,798            3,550            3,609
Mortgage-backed........................................          2,816             2,731              --               --
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $     21,360      $     20,840     $      9,945     $      9,755
                                                         ===============   ===============  ===============  ===============


For mortgage-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

We owned no non-income producing debt securities at year-end 2002 or 2001.

Gross and net unrealized gains and losses from debt securities at year-end 2002 and 2001 follow (in thousands):

                                                                          2002                            2001
                                                             -------------------------------  ------------------------------
                                                                 GAINS           LOSSES           GAINS          LOSSES
                                                             --------------   --------------  --------------  --------------

U.S. government and agency..................................   $       86       $      --       $      262      $      --
State and political subdivision.............................           33              --              --             (13)
Corporate...................................................          323              (7)              16            (75)
Mortgage-backed.............................................           85              --              --              --
                                                             --------------   --------------  --------------  --------------
DEBT SECURITIES GAINS AND LOSSES............................   $      527       $      (7)      $      278      $     (88)
                                                             ==============   ==============  ==============  ==============
NET GAINS...................................................   $      520                       $      190
                                                             ==============                   ==============


NET INVESTMENT INCOME

Sources of net investment income for the years 2002, 2001 and 2000 follow (in thousands):

                                                                                  2002            2001            2000
                                                                              --------------  --------------  --------------

Debt securities............................................................    $      259      $      776      $      609
Cash and cash equivalents..................................................           213             310             453
                                                                              --------------  --------------  --------------
Total investment income....................................................           472           1,086           1,062
Less: investment expenses..................................................             9              12              13
                                                                              --------------  --------------  --------------
NET INVESTMENT INCOME......................................................    $      463      $    1,074      $    1,049
                                                                              ==============  ==============  ==============

NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions, when declines in fair value of debt securities whose value, in our judgment, is considered to be other-than-temporarily impaired are written down to fair value as a charge to realized losses included in net income. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made. The new cost basis is not changed for subsequent recoveries in value. Applicable income taxes are reported separately as components of net income.

Sources and types of net realized investment gains (losses) for the years 2002, 2001 and 2000 follow (in thousands):

                                                                                  2002            2001            2000
                                                                              --------------  --------------  --------------

Debt securities gains....................................................      $       44     $        --     $         3
Debt securities losses...................................................              (6)             (6)             --
                                                                              --------------  --------------  --------------
NET REALIZED INVESTMENT GAINS (LOSSES)...................................      $       38     $        (6)    $         3
                                                                              ==============  ==============  ==============

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income net of applicable deferred income taxes.

Sources of net unrealized investment gains relate entirely to debt securities which generated $332 thousand, $311 thousand and $71 thousand for the years ended 2002, 2001 and 2000, respectively. The applicable deferred income taxes on these amounts were $118 thousand, $108 thousand and $25 thousand resulting in net unrealized investment gains included in other comprehensive income of $214 thousand, $203 thousand and $46 thousand for the years ended 2002, 2001 and 2000, respectively.

The maturities of debt securities, by contractual sinking fund payment and maturity, at year-end 2002 are summarized in the following table (in thousands). Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or we may have the right to put or sell the obligations back to the issuers.

  Due in one year or less........................................ $      5,172
  Due after one year through five years..........................          508
  Due after five years through ten years.........................       11,406
  Due after ten years............................................        3,754
                                                                 ---------------
  TOTAL.......................................................... $     20,840
                                                                 ===============


4. SEPARATE ACCOUNTS

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable life insurance contracts.

Separate account assets and liabilities are primarily carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


5. INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for the years 2002, 2001 and 2000 follows (in thousands):

                                                                                  2002            2001              2000
                                                                              --------------  --------------  --------------
Income taxes (benefit) applicable to:
NET INCOME (LOSS)...........................................................    $     672       $    (548)      $     280
Other comprehensive income..................................................          115             109              25
                                                                              --------------  --------------  --------------
COMPREHENSIVE INCOME (LOSS).................................................    $     787       $    (439)      $     305
                                                                              ==============  ==============  ==============

Current.....................................................................    $    (305)      $     (86)      $    (171)
Deferred....................................................................          977            (462)            451
                                                                              --------------  --------------  --------------
INCOME TAXES (BENEFIT) APPLICABLE TO NET INCOME.............................    $     672       $    (548)      $     280
                                                                              ==============  ==============  ==============
Deferred income taxes applicable to other comprehensive income..............          115             109              25
                                                                              --------------  --------------  --------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME LOSS........................    $     787       $    (439)      $     305
                                                                              ==============  ==============  ==============

INCOME TAXES PAID (RECOVERED)...............................................    $    (114)      $    (551)      $     683
                                                                              ==============  ==============  ==============

For the years 2002, 2001 and 2000, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow (in thousands):

                                                                                  2002            2001            2000
                                                                              --------------  --------------  --------------

Income taxes (benefit) at statutory rate...................................     $     681       $    (548)      $     280
Tax advantaged investment income...........................................            (7)            --              --
Other, net.................................................................            (2)            --              --
                                                                              --------------  --------------  --------------
APPLICABLE INCOME TAXES (BENEFIT)..........................................     $     672       $    (548)      $     280
                                                                              ==============  ==============  ==============
Effective income tax (benefit) rates.......................................         34.6%           35.0%           35.0%
                                                                              ==============  ==============  ==============

Deferred income tax assets (liabilities) attributable to temporary differences at year-end 2002 and 2001 follow (in thousands):

                                                                                                  2002            2001
                                                                                              --------------  --------------

Deferred income tax assets:
Future policyholder benefits.................................................................   $   1,035       $   1,293
Net operating loss carryover benefits........................................................         421            --
Other........................................................................................          40              63
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX ASSETS.............................................................       1,496           1,356
                                                                                              --------------  --------------
Deferred tax liabilities:
Deferred policy acquisition costs............................................................       2,231           1,058
Investments..................................................................................         206             147
                                                                                              --------------  --------------
GROSS DEFERRED INCOME TAX LIABILITIES........................................................       2,437           1,205
                                                                                              --------------  --------------
DEFERRED INCOME TAX (ASSET) LIABILITY........................................................   $     941       $    (151)
                                                                                              ==============  ==============

Commencing with the tax year ended December 31, 1999, we are filing a separate tax return as required under Internal Revenue Code Section 1504(c).

At year-end 2002, we had net operating losses of $1.2 million for federal income tax purposes which expire in 2017. We believe that the tax benefits of these losses will be fully realized before their expiration. As a result, no valuation allowance has been recorded against the deferred income tax asset resulting from the net operating losses.

We have determined, based on our earnings and projected future taxable income, that it is more likely than not that deferred income tax assets at year-end 2002 and 2001 will be realized.


6. RELATED PARTY TRANSACTIONS

Phoenix Life provides services and facilities to us and is reimbursed through a cost allocation process. The expenses allocated to us were $5.6 million, $4.3 million and $2.5 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable were $0.8 million and $1.4 million as of December 31, 2002 and 2001, respectively.

Phoenix Equity Planning Corporation (Phoenix Equity Planning), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of our variable life and annuity contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell our contracts. We incurred commissions for contracts underwritten by Phoenix Equity Planning of $1.4 million, $428.3 thousand and $8.7 thousand for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to Phoenix Equity Planning were $46.5 thousand and $8.8 thousand as of December 31, 2002 and 2001, respectively.

Phoenix Life pays commissions to producers who sell non-registered life and annuity products offered by us. Commissions paid by Phoenix Life on behalf of us were $6.9 million, $5.1 million and $3.7 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to Phoenix Life were $0.9 million and $0.4 million as of December 31, 2002 and 2001, respectively.

Beginning in 2000, WS Griffith Associates, Inc., an indirect wholly-owned subsidiary of The Phoenix Companies, sold and serviced certain of our life insurance products through its insurance agents. Concessions incurred by us for products sold through WS Griffith Associates were $0.8 million, $1.4 million and $1.2 million for the years ended December 31, 2002, 2001 and 2000, respectively. Amounts payable to WS Griffith Associates were $0.2 million and $0.2 million as of December 31, 2002 and 2001, respectively.


7. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies has a non-contributory, defined benefit pension plan covering substantially all of its employees and those of its subsidiaries. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 ("ERISA"). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to its pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans which it sponsors. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted, as the information is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated. The amount of the allocated expense is not significant to the financial statements.


8. OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired.

Accumulated other comprehensive income at year-end 2002 and 2001 was comprised solely of unrealized gains on investments of $338 thousand and $124 thousand, respectively. These amounts are net of applicable deferred income taxes of $182 thousand and $64 thousand at year-end 2002 and 2001, respectively.


9. FAIR VALUE OF FINANCIAL INSTRUMENTS

Cash and cash equivalents are carried at amounts that approximate fair value. Debt securities are also carried at fair value as described in Note 3 to these financial statements.


10. STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

We are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. There were no material practices not prescribed by the State of Connecticut Insurance Department as of December 31, 2002, 2001 and 2000. Statutory surplus differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income taxes are recorded in accordance with the Statement of Statutory Accounting Principles No. 10, "Income Taxes", which limits taxes based on admissibility tests.

The following reconciles our statutory net income as reported to regulatory authorities to GAAP net income as reported in these financial statements for the years ended December 31 (in thousands):

                                                                                2002            2001             2000
                                                                           ---------------  ---------------  ---------------

Statutory net income................................................        $     (3,482)    $     (2,542)    $     (1,348)
DAC, net............................................................               5,552            2,413            3,856
Future policy benefits..............................................                 654           (1,582)          (1,433)
Deferred income taxes...............................................                (976)             462             (451)
Other, net..........................................................                (475)             230             (105)
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS), AS REPORTED......................................        $      1,273     $     (1,019)    $        519
                                                                           ===============  ===============  ===============

The following reconciles our statutory surplus and asset valuation reserve ("AVR") as reported to regulatory authorities to GAAP equity as reported in these financial statements for the years ended December 31 (in thousands):


                                                                                2002            2001             2000
                                                                           ---------------  ---------------  ---------------

Statutory surplus and AVR...........................................        $     10,454     $     14,032     $     13,647
DAC, net............................................................              12,570            7,018            4,605
Future policy benefits..............................................              (3,201)          (3,855)          (2,273)
Investment valuation allowances.....................................                 541              521             (120)
Other, net..........................................................                (527)             634              307
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, AS REPORTED...................................        $     19,837     $     18,350     $     16,166
                                                                           ===============  ===============  ===============


The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution that may be made by us during 2003 without prior approval is subject to restrictions relating to statutory surplus.

In 1998, the National Association of Insurance Commissioners (NAIC) adopted the Codification of Statutory Accounting Principles guidance, which replaces the current Accounting and Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas (e.g., deferred income taxes are recorded).

The State of Connecticut Insurance Department adopted the Codification guidance, effective January 1, 2001. The effect of adoption decreased our statutory surplus by $115.3 thousand, primarily as a result of recording deferred income taxes and non-admitting certain investment income.

                                     PART C
                                OTHER INFORMATION

ITEM 27.  EXHIBITS

(a)   BOARD OF DIRECTORS RESOLUTION.

      Resolution of the Board of Directors of Depositor establishing the Account is incorporated by reference to Registrant's September 27, 1996 filing on Form S-6 (File No. 333-12989) [Accession Number 0000949377-96-000072]


(b)   CUSTODIAN AGREEMENTS.

      Not applicable.


(c)   UNDERWRITING CONTRACTS

      Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated October 27, 1997, filed via Edgar with Pre-Effective Amendment No. 2 on November 4, 1997 and incorporated herein by reference.

      [Accession Number 0000949377-97-000129]

      Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the sale of Policies filed via Edgar with Pre-Effective Amendment No. 2 on November 4, 1997 and incorporated herein by reference. [Accession Number 0000949377-97-000129]


(d)   CONTRACTS+

      Version A:
      (1) Flexible Premium Variable Universal Life Insurance Policy Form Number V604 of Depositor filed via Edgar with Pre-Effective Amendment No. 1 on March 14, 1997 and incorporated herein by reference. [Accession Number 0000949377-97-000041]

      Version B:
      (2) Flexible Premium Variable Universal Life Insurance Policy Form V606 of Depositor, together with Variable Policy Exchange Option Rider VR34 and Flexible Term Insurance Rider VR36 of Depositor, filed via Edgar with registrant's Post-Effective Amendment No. 4 on October 29, 1999. [Accession Number 0000949377-99-000387]

      Version C:
      (1) Flexible Premium Variable Universal Life Insurance Policy Form V608 of Depositor, filed via Edgar with registrant's Post-Effective Amendment No. 4 on October 29, 1999. [Accession Number
           0000949377-99-000387]


(e)   APPLICATIONS

      Version A:
      Form of application for Flex Edge Success filed via Edgar with Pre-Effective Amendment No. 1 on March 14, 1997 and incorporated herein by reference. [0000949377-97-000041]

      Version B:
      Form of application for Phoenix Corporate Edge is incorporated by reference to Registrant's October 29, 1999 EDGAR filing on Form S-6 (File No. 333-12989) [Accession Number 0000949377-99-000387]

      Version C:
      Form of application for Phoenix Executive Benefit - VUL is incorporated by reference to Registrant's October 29, 1999 EDGAR filing on Form S-6 (File No. 333-12989) [Accession Number 0000949377-99-000387]

(f)   DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BY-LAWS.

      (1) Charter of Phoenix Life and Annuity Company, filed via Edgar with the Registration Statement on September 27, 1996 and incorporated herein by reference. [Accession Number 0000949377-96-000072]

           (a)  Certificate of Incorporation dated November 2, 1981.
           (b) Certificate of Amendment of its Articles of Incorporation dated March 16, 1984.

            (c) Certificate of Amendment of its Articles of Incorporation dated April 18, 1985.
            (d) Certificate of Amendment of its Articles of Incorporation dated December 3, 1992.
            (e) Certificate of Amendment of its Articles of Incorporation dated May 9, 1996.

      (2) Certificate of Redomestication and Amended and Restated Certificate of Incorporation dated April 21, 1997 filed via Edgar with Pre-Effective Amendment No. 2 on November 4, 1997 and incorporated herein by reference. [Accession Number 0000949377-97-000129]

      (3) By-Laws of Phoenix Life and Annuity Company filed via Edgar with Post-Effective Amendment No. 1 on April 29, 1998 and incorporated herein by reference. [Accession Number 0000949377-98-000064]


(g)   REINSURANCE CONTRACTS.

      Not applicable.


(h)   PARTICIPATION AGREEMENTS.

      (1) Participation agreement between Phoenix Life and Annuity Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's Post-Effective Amendment Number 8 (File No. 333-12989) on April 30, 2002. [Accession Number 0000949377-02-000245]

      (2) Participation agreement between Phoenix Life and Annuity Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Registrant's Post-Effective Amendment Number 8 (File No. 333-12989) on April 30, 2002. [Accession Number 0000949377-02-000245]

      (3) Participation agreement between Phoenix Life and Annuity Company, Morgan Stanley Dean Witter Universal Funds, Inc., Miller Anderson & Sherrerd, LLP and Morgan Stanley Dean Witter Investment Management, Inc. is incorporated by reference to Registrant's Post-Effective Amendment Number 8 (File No. 333-12989) on April 30, 2002. [Accession Number 0000949377-02-000245]

      (4) Participation agreement between Phoenix Life and Annuity Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's Post-Effective Amendment Number 8 (File No. 333-12989) on April 30, 2002. [Accession Number 0000949377-02-000245]

      (5) Participation agreement between Phoenix Life and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Registrant's Post-Effective Amendment Number 8 (File No. 333-12989) on April 30, 2002. [Accession Number 0000949377-02-000245]

      (6) Participation agreement between Phoenix Life and Annuity Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's Post-Effective Amendment Number 8 (File No. 333-12989) on April 30, 2002. [Accession Number 0000949377-02-000245]

      (7) Form of Participation agreement between Phoenix Life and Annuity Company and Wagner Advisors Trust.

      (8) Form of Participation agreement between Phoenix Life and Annuity Company and Franklin Templeton Distributors.


(i)   ADMINISTRATIVE CONTRACTS.

      Form of Administrative Services Agreement between The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated November 12, 2002 is incorporated by reference to Registrants February 26, 2003 Edgar filing on Form N-6 (File No. 333-12989).


(j)   OTHER MATERIAL CONTRACTS.

      Not applicable.


(k)   LEGAL OPINION.

      (1) Opinion and Consent of Counsel (to be filed by amendment).

(l)   ACTUARIAL OPINION.

      Not applicable.


(m)   CALCULATION.

      Not applicable.


(n)   OTHER OPINIONS.

      (1) Consent of Independent Accountants.
      (2)  Opinion and Consent of Brian A. Giantonio, Esq. CPA.


(o)   OMITTED FINANCIAL STATEMENTS.

      Not applicable.


(p)   INITIAL CAPITAL AGREEMENTS.

      Not applicable.


(q)   REDEEMABILITY EXEMPTION.

      Not applicable.


ITEM 28.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.

Name                                    Position
Michael J. Gilotti***                   Director and Executive Vice President
Robert E. Primmer***                    Director and Senior Vice President
Coleman D. Ross*                        Director, Executive Vice President and Chief Financial Officer
Richard J. Wirth*                       Director and President
Michael E. Haylon**                     Executive Vice President and Chief Investment Officer
Tracy L. Rich*                          Executive Vice President and Assistant Secretary
John H. Beers*                          Vice President and Secretary
Moira C. Lowe*                          Vice President and Compliance Officer
Katherine P. Cody*                      Second Vice President and Treasurer

*    The business address of this individual is One American Row, Hartford, CT
**   The business address of this individual is 56 Prospect Street, Hartford, CT
***  The business address of this individual is 38 Prospect Street, Hartford, CT


ITEM 29.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


                                                 ---------------------------------
                                                          Phoenix Life
        |----------------------------------------      Insurance Company          --------------
        |                                                   NY Corp.                           |
        |                         |--------------          (Succ. By                           |
        |                         |                  demutualization, 2001)                    |
        |                         |              ---------------------------------             |
        |                         |                            |                               |
---------------------   -----------------------  ---------------------------------     ---------------------
     Separate                 Variable
  Accounts B, C,            Accumulation                Variable Universal
      and D                   Account                     Life Account              |-    PM Holdings, Inc.
  NY Sep. Accts.          NY Sep. Account               NY Sep. Account             |         CT Corp.
     (7/1/92)                (6/21/82)                     (6/17/85)                |        (1/18/81)
---------------------   -----------------------  ---------------------------------  |  ---------------------
        |                         |                            |                    |         |
----------------------------------------------------------------------------------  | ---------------------
                                                                                    |
                          The Phoenix Edge Series Fund                              |    Phoenix Variable
                                Mass. Bus. Trust                                    |     Advisors, Inc.
                                    (2/18/86)                                       |     Delaware Corp.
                                                                                    |      (6/27/1995)
----------------------------------------------------------------------------------  |
      \          \          \                                                       | ---------------------
       \          \          \      ----------------------------------------------  |
        \          \          \                                                     |
         \          \          \           PHL Variable Insurance Company         --|
          \          \          \              CT Stock Co. (4/24/81)               |
           \          \          \                                                  |
            \          \          \ ----------------------------------------------  |
             \          \          \                           |                    |
                    ---------------------------  ---------------------------------  |
                                                                                    |
                         PHLVIC Variable                   PHL Variable             |
                      Universal Life Account           Accumulation Account         |
                          CT Sep. Acct.        \          CT Sep. Acct.             |
                            (9/10/98)                       (12/7/94)               |
                                                                                    |
                    ---------------------------  ---------------------------------  |
                      \                                                             |
                       \    ------------------------------------------------------  |
                        \                                                           |
                         \              Phoenix Life and Annuity Co.              --|
                          \                   CT Stock Co. (3/96)
                           \
                            ------------------------------------------------------
                              \                           |
                               \   -----------------------------------------------
                                \
                                 \            Phoenix Life and Annuity
                                  \           Variable Universal Life
                                   \                  Account
                                                CT Sep. Acct. (5/97)

                                   -----------------------------------------------

ITEM 30. INDEMNIFICATION

Section 5.9 of the Connecticut Corporation Law & Practice, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

Article V of the Bylaws of the Company provides that: "Each person who is or was a director or officer of the Company (including the heirs, executors, administrators or estate of such person) shall be indemnified by the Company as of right to full extent permitted or authorized by the laws of the State of Connecticut against any liability, cost or expense asserted against him and incurred by him by reason of his capacity as a director or officer, or arising out of his status as a director or officer."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.  PRINCIPAL UNDERWRITERS.

1.   Phoenix Equity Planning Corporation ("PEPCO")

     (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, PHLVIC Variable Universal Life Account, Phoenix Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

     (b) Directors and Executive Officers of PEPCO

          NAME                                   POSITION
          ----                                   --------
          Stephen D. Gresham*                    Chairman of the Board and Chief Sales and Marketing Officer
          Michael E. Haylon*                     Director
          William R. Moyer*                      Director, Executive Vice President, Chief Financial Officer and Treasurer
          John F. Sharry*                        President
          John H. Beers**                        Vice President and Secretary

          * The business address of this individual is 56 Prospect Street, Hartford, CT
         ** The business address of this individual is One American Row, Hartford, CT

     (c) Compensation received by PEPCO during Registrant's last fiscal year:

         NAME OF                     NET UNDERWRITING              COMPENSATION          BROKERAGE
         PRINCIPAL UNDERWRITER       DISCOUNTS AND COMMISSIONS     ON REDEMPTION         COMMISSIONS      COMPENSATION
         ---------------------       -------------------------     -------------         -----------      ------------
         PEPCO                                 $0                        0                    0                 0


ITEM 32.  LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of Phoenix Life and Annuity Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083 and 101 Munson Street, Greenfield, Massachusetts 01302.

ITEM 33.  MANAGEMENT SERVICES.

Not applicable.

ITEM 34.  FEE REPRESENTATION.

Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Life and Annuity Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life and Annuity Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Phoenix Life and Annuity Variable Universal Life Account certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485 of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford, State of Connecticut on the 1st day of May, 2003.


                    PHOENIX LIFE AND ANNUITY VARIABLE UNIVERSAL LIFE ACCOUNT
                  --------------------------------------------------------------
                                          (Registrant)

             By:                PHOENIX LIFE AND ANNUITY COMPANY
                  --------------------------------------------------------------
                                           (Depositor)

             By:                      /s/ Richard J. Wirth
                  --------------------------------------------------------------
                                   Richard J. Wirth, President


     ATTEST:             /s/Joseph P. DeCrese
              -------------------------------------------
                Joseph P. DeCrese, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 1st day of May, 2003.

                SIGNATURE                     TITLE
                ---------                     -----


                                              Director, Senior Vice President
 ---------------------------------------
           *Michael J. Gilotti

                                              Director, Senior Vice President
 ---------------------------------------
            *Robert E. Primmer

                                              Director, Executive Vice
 ---------------------------------------      President and
               Coleman Ross                   Chief Financial Officer


                                              Director and President
 ---------------------------------------
             Richard J. Wirth



By: /s/ Richard J. Wirth
   -----------------------------------------------------
*Richard J. Wirth as Attorney-in-Fact pursuant to Powers of Attorney previously filed.



                                      S-1